COLT 2024-6 Mortgage Loan Trust ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 10/3/2024 11:21:20 AM

XXXX Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	n194	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/XXXX)	Final Closing Disclosure provided on XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Reviewer Comment (2024-06-06): Lender elects to waive exception.

Seller Comment (2024-06-04): per Andrew at XXXX/Hudson- 506016106 is good to fund so please ask AMC to waive the exception (see attached)

Seller Comment (2024-05-23): This is a EV2 rating, we will accept the rating

Reviewer Comment (2024-04-30): Exception downgraded to EV2.

Seller Comment (2024-04-26): The Combined FinalSettlement Statement is the only document we have to provide to show the break down of the fees paid by the buyer and seller.  There is no separate seller Cd for this loan.

Reviewer Comment (2024-04-25): XXXX has discussed this specific issue with outside counsel in the past.  We note that 1026.38(l)(7) [Escrow Account on page 4] basically refers to 1026.38(g)(3) [Section G on page 2 of CD]. In (g)(3), the only total that is referenced is the borrower-paid total. Further, it makes sense that the (l)(7) disclosure in the CD matches up with the borrower-paid total because we note that the (l)(7) disclosure states "A cushion for the escrow account you [i.e., the borrower] pay for at closing." To permit a total that is both borrower- and non-borrower paid would appear misleading since that would then not be the amount that "you [i.e., the borrower]" is paying.  The exception is graded as an EV2 instead of an EV3 given the instructions in the CFPB Small Entity Compliance Guide.

Seller Comment (2024-04-23): Disagree - The initial escrow payment is being paid by the buyer and seller.  See attached Settlement Statement.
																					XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109192		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2024-04-29): XXXX received e-receipt of initial CD. Seller Comment (2024-04-26): See attached e-Sign disclosure provided by correspondent.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Primary	Purchase	TRID timing exception, no remediation available.	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109195		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Date issued is not present on closing disclosure so considered as per initial CD date.				Reviewer Comment (2024-06-26): XXXX received LOA to remove CD without issue date. Seller Comment (2024-06-25): Attestation provided for incomplete CD.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109195		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/XXXX)	As per Final Closing disclosure Minimum periodic principal and interest payment for payment stream 2 is $XXXX however as per calculated TRID projected payment is $XXXX.				Reviewer Comment (2024-08-14): XXXX received Letter of Explanation, Proof of Delivery, Corrected CD. Seller Comment (2024-08-13): Letter of Explanation sent borrower for corrections on PCCD and Tracking Information Reviewer Comment (2024-07-08): XXXX received PCCD. Please provide copy of LOE and proof of mailing to complete cure. Seller Comment (2024-07-03): Corrected PCCD attached with updated payment amounts		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109195		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/XXXX)	As per Final Closing disclosure Minimum periodic principal and interest payment for payment stream 3 is XXXX however as per calculated TRID projected payment is XXXX.				Reviewer Comment (2024-08-14): XXXX received Letter of Explanation, Proof of Delivery, Corrected CD. Seller Comment (2024-08-13): Letter of Explanation sent borrower for corrections on PCCD and Tracking Information Reviewer Comment (2024-07-08): XXXX received PCCD. Please provide copy of LOE and proof of mailing to complete cure. Seller Comment (2024-07-03): Corrected PCCD attached with updated payment amounts		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109195		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/XXXX)	As per Final Closing disclosure Minimum periodic principal and interest payment for payment stream 4 is XXXX however as per calculated TRID projected payment is XXXX.				Reviewer Comment (2024-08-14): XXXX received Letter of Explanation, Proof of Delivery, Corrected CD. Seller Comment (2024-08-13): Letter of Explanation sent borrower for corrections on PCCD and Tracking Information Reviewer Comment (2024-07-08): XXXX received PCCD. Please provide copy of LOE and proof of mailing to complete cure. Seller Comment (2024-07-03): Corrected PCCD attached with updated payment amounts		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109195		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/XXXX)	Minimum Interest rate 3% is updated as per Final Closing Disclosure.				Reviewer Comment (2024-08-14): XXXX received Letter of Explanation, Proof of Delivery, Corrected CD. Seller Comment (2024-08-13): Letter of Explanation sent borrower for corrections on PCCD and Tracking Information Reviewer Comment (2024-07-08): XXXX received PCCD. Please provide copy of LOE and proof of mailing to complete cure. Seller Comment (2024-07-03): Corrected PCCD attached with updated payment amounts		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109198		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-09-17): Provided. Cleared. Seller Comment (2024-09-16): e signed doc provided please review Reviewer Comment (2024-09-13): E-Sign Consent Agreement or Consent delivery report document is not provided in file. Exception Remains. Seller Comment (2024-09-12): Please revisit the audit report. It states they agXXXX to do business electronically. Otherwise. They couldn’t sign the documents. Reviewer Comment (2024-09-11): E-Sign Consent Agreement is missing in file. Exception Remains. Seller Comment (2024-09-10): document provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109198		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation discrepancy due to bank statements dated more than 90 days prior to closing.				Reviewer Comment (2024-09-12): Loan is Non-QM. Reviewer Comment (2024-09-11): Lender Guidelines allow income documentation to be up to 120 days prior to Note date. Seller Comment (2024-09-09): Disagree. Bank statement should not be more than 45 days prior to date of application (see page of product description, attached) but there's no requirement they be within 90 days of close. XXXX's non-agency guidelines also have document expiration date set at 120 days. Application date is XXXX, closing date is XXXX. Most recent business bank statement is dated XXXX and so meets requirements.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109198		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statements	Ability to Repay (Dodd-Frank 2014): Unable to verity Bank Statement income due to, bank statement provided was dated more than 90 days prior to closing, CPA letter provided was dated more than 90 days prior to closing, other verification was not provided from a reliable third party income source. (XXXX,XXXX XXXXs/Bank Statements)	Bank statements dated more than 90 days prior to closing.				Reviewer Comment (2024-09-11): Lender Guidelines allow income documentation to be up to 120 days prior to Note date. Seller Comment (2024-09-09): Disagree. Bank statement should not be more than 45 days prior to date of application (see page of product description, attached) but there's no requirement they be within 90 days of close. XXXX's non-agency guidelines also have document expiration date set at 120 days. Application date is XXXX, closing date is XXXX. Most recent business bank statement is dated XXXX and so meets requirements.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109198		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Bank statements dated more than 90 days prior to closing.				Reviewer Comment (2024-09-11): Lender Guidelines allow income documentation to be up to 120 days prior to Note date.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109198		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-09-12): XXXX received CD dated XXXX. Seller Comment (2024-09-10): document provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109198		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for appraisal indicated subject is located in Rural Area and cash out refinance is not allowed per XXXX Statement program guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109198		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Unable to determine which method was used for the appraisal delivery as no selection was made. Provide method and date of delivery of appraisal report.				Reviewer Comment (2024-09-11): Delivery provided. Seller Comment (2024-09-10): document provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose whether the loan allows for Partial Payments.				Reviewer Comment (2024-07-23): XXXX received LOE and PCCD. Seller Comment (2024-07-19): (Rate Lock) Provided; please confirm once borrower receives this will clear.		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109314	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Verification Of Employment Fee was not disclosed on LE dated XXXX, but disclosed as XXXX on the Final CD. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-07-23): XXXX received Letter of Explanation, Payment History and Corrected PCCD.

Seller Comment (2024-07-22): (Rate Lock) PCCD Page 3 refers to PR POC (L). Please clear as this is consistent with PRs allowed for cures.

Reviewer Comment (2024-07-22): XXXX received Post CD, LOX and pay history, however the post cd is only reflecting principal reduction whereas we would require post CD to be mentioned as principal reduction to borrower for exceeding legal limits for cure.

Seller Comment (2024-07-19): (Rate Lock) Provided; please confirm once borrower receives this will clear.

Reviewer Comment (2024-06-25): XXXX received CD dated XXXX which is showing cure of $XXXX. Total cure required is XXXX additional cure of XXXX is required. Please provide cure documents which consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2024-06-24): (Rate Lock) CD with cure provided
																				XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109314	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Income documentation requirements not met due to missing the Borrower's Verification of Employment within 10 days of closing.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guideline requirements by at least 4 months. 0x30x12 housing history.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.

Seller Comment (2024-08-27): (Rate Lock) Exception provided for VOE

Reviewer Comment (2024-07-23): While the lender exception was provided and  all it states is you are accepting post close VOE in lieu of guideline requirement of 10 days prior to closing with no other alternative document source used to verify the employment status of the borrower.  If there were alternative documents used we could have possibly down graded exception to EV2 but with no alternative documentation being provided in the lender exception, the grading remains as an EV3-C.

Seller Comment (2024-07-22): (Rate Lock) This was approved for post close VOE by XXXX. Please clear.

Reviewer Comment (2024-07-22): VVOE document is not with note date and provided document is post noted on XXXX; Disbursement date  XXXX - Exception Remains

Seller Comment (2024-07-19): (Rate Lock) VOE and approved exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109314		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	The Borrower's Verification of Employment within 10 days of Note Date not provided.				Reviewer Comment (2024-07-23): Post close VVOE provided Seller Comment (2024-07-22): (Rate Lock) This was approved for post close VOE by XXXX. Please clear. Reviewer Comment (2024-07-22): VVOE document is not with note date and provided document is post noted on XXXX; Disbursement date XXXX - Exception Remains Seller Comment (2024-07-19): (Rate Lock) VOE and approved exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail due to missing the Borrower's Verification of Employment within 10 days of closing.				Reviewer Comment (2024-07-23): Loan is ATR Risk. Seller Comment (2024-07-22): (Rate Lock) This was approved for post close VOE by XXXX. Please clear. Seller Comment (2024-07-19): (Rate Lock) VOE and approved exception provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109314	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXXX,XXXX XXXXs/Wages)	Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records due to missing the Borrower's Verification of Employment within 10 days of closing.	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.

Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation.

Seller Comment (2024-08-27): (Rate Lock) Exception provided for VOE

Reviewer Comment (2024-07-23): While the lender exception was provided and  all it states is you are accepting post close VOE in lieu of guideline requirement of 10 days prior to closing with no other alternative document source used to verify the employment status of the borrower.  If there were alternative documents used we could have possibly down graded exception to EV2 but with no alternative documentation being provided in the lender exception, the grading remains as an EV3-C.

Seller Comment (2024-07-22): (Rate Lock) This was approved for post close VOE by XXXX. Please clear.

Seller Comment (2024-07-19): (Rate Lock) VOE and approved exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109314	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay due to missing the Borrower's Verification of Employment within 10 days of closing.	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.

Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation.

Seller Comment (2024-08-27): (Rate Lock) Exception provided for VOE

Reviewer Comment (2024-07-23): While the lender exception was provided and  all it states is you are accepting post close VOE in lieu of guideline requirement of 10 days prior to closing with no other alternative document source used to verify the employment status of the borrower.  If there were alternative documents used we could have possibly down graded exception to EV2 but with no alternative documentation being provided in the lender exception, the grading remains as an EV3-C.

Seller Comment (2024-07-22): (Rate Lock) This was approved for post close VOE by XXXX. Please clear.

Seller Comment (2024-07-19): (Rate Lock) VOE and approved exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109314	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk due to missing the Borrower's Verification of Employment within 10 days of closing.	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.

Seller Comment (2024-08-27): (Rate Lock) Exception provided for VOE

Reviewer Comment (2024-07-23): While the lender exception was provided and  all it states is you are accepting post close VOE in lieu of guideline requirement of 10 days prior to closing with no other alternative document source used to verify the employment status of the borrower.  If there were alternative documents used we could have possibly down graded exception to EV2 but with no alternative documentation being provided in the lender exception, the grading remains as an EV3-C.

Seller Comment (2024-07-22): (Rate Lock) This was approved for post close VOE by XXXX. Please clear.

Seller Comment (2024-07-19): (Rate Lock) VOE and approved exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109314		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Maximum LTV for a cash out refinance is 75% subject loan is 80%.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guideline requirements by at least 4 months. 0x30x12 housing history.	XXXX	Reviewer Comment (2024-06-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109314		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Maximum LTV for a cash out refinance is 75% subject loan is 80%.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guideline requirements by at least 4 months. 0x30x12 housing history.	XXXX	Reviewer Comment (2024-06-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109314	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 calendar days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	The loan file is missing a verbal verification of employment for the Borrower within 10 days of closing.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guideline requirements by at least 4 months. 0x30x12 housing history.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.

Seller Comment (2024-08-27): (Rate Lock) Exception provided for VOE

Reviewer Comment (2024-07-23): While the lender exception was provided and  all it states is you are accepting post close VOE in lieu of guideline requirement of 10 days prior to closing with no other alternative document source used to verify the employment status of the borrower.  If there were alternative documents used we could have possibly down graded exception to EV2 but with no alternative documentation being provided in the lender exception, the grading remains as an EV3-C.

Seller Comment (2024-07-22): (Rate Lock) This was approved for post close VOE by XXXX. Please clear.

Reviewer Comment (2024-07-22): VVOE document is not with note date and provided document is post noted on XXXX; Disbursement date  XXXX - Exception Remains

Seller Comment (2024-07-19): (Rate Lock) VOE and approved exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109314		XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report Date: XXXX	The CDA in file reflects Brighton as the city vs the Note that reflects the city as XXXX.				Reviewer Comment (2024-07-05): Updated CDA provided, exception cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan is ATR Risk				Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-09-05): (Rate Lock) Please clear as well. Seller Comment (2024-08-27): (Rate Lock) Exception provided for VOE			XXXX	2		B		B		B		B		B	XXXX	CO	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109309		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-26): XXXX received lender attestation that missing issue date CD not issued to borrower Seller Comment (2024-08-23): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109309		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose the reason whether the loan allows for Partial Payments.				Reviewer Comment (2024-08-26): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-08-23): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109309		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender approved exception for 10 private VOR without cancelled checks, Borrower paid last 2 months by check but prior payments were paid in cash, have VOR from landlord to verify no lates since XXXX and 2) allow for cash deposits into borrower personal account to be considered for down payment, closing costs and reserves. Borrower provided CPA letter to confirm his business deals in cash and he deposits these funds to his personal account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. FICO exceeds guideline requirement by at least 40 points.	XXXX	Reviewer Comment (2024-08-15): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109309		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Cash deposits reflected on bank statements used for down payment, closing costs and reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. FICO exceeds guideline requirement by at least 40 points.	XXXX	Reviewer Comment (2024-08-15): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109309		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains a private VOR with only two months of cancelled checks when 12 months are required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. FICO exceeds guideline requirement by at least 40 points.	XXXX	Reviewer Comment (2024-08-15): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109309		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide copy of the appraisal report sent to the Borrower on XXXX				Reviewer Comment (2024-08-23): Copy of initial appraisal provided Seller Comment (2024-08-20): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109311		XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX	The subject loan is rented but a copy of the current lease is not in the loan file. Landlord states there is no physical lease.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	0x30x24 housing history.	XXXX	Reviewer Comment (2024-08-16): Lender exception in file with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109311		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 704 is less than Guideline representative FICO score of 720.	The minimum credit score for an escrow waiver is 720, borrower's score is 704.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	0x30x24 housing history.	XXXX	Reviewer Comment (2024-08-16): Lender exception in file with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109313		XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX	The subject property is leased however, the loan file does not contain a copy of the lease. Landlord states there is no physical lease.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	0x30x24 housing history.	XXXX	Reviewer Comment (2024-08-16): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109313		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 704 is less than Guideline representative FICO score of 720.	Minimum credit score for an escrow waiver is 720.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	0x30x24 housing history.	XXXX	Reviewer Comment (2024-08-16): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109315		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose the reason the loan will not have an escrow account.				Reviewer Comment (2024-07-15): XXXX received Letter of explanation and Corrected Closing disclosure.		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109315	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the Borrower's business within 10 business days of closing.	Reviewer Comment (2024-08-20): Lender Exception with Compensating Factors.

Reviewer Comment (2024-08-20): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation.

Seller Comment (2024-08-16): (Rate Lock) Exception provided

Reviewer Comment (2024-08-13): Post closing exception received for use of CPA letter outside of timing requirements for the verification of business however, no other alternate documentation was provided for consideration of not meeting the timing requirement.

Seller Comment (2024-08-10): (Rate Lock) There was an exception provided for CPA letter outside 10 business days. Please clear these. everything provided is sufficient for this.

Reviewer Comment (2024-08-07): No new documentation provided, CPA letter is not within 10 days of closing.

Seller Comment (2024-08-07): (Rate Lock) CPA letter provided

Reviewer Comment (2024-08-06): No alternate documentation was provided for the timing of the verification of business. Exception remains EV3 and ATR risk.

Seller Comment (2024-07-27): (Rate Lock) CPA letter and exception provided
																					XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109315	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the Borrower's business within 10 business days of closing.	Reviewer Comment (2024-08-20): Lender Exception with Compensating Factors.

Reviewer Comment (2024-08-20): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation.

Seller Comment (2024-08-16): (Rate Lock) Exception provided

Reviewer Comment (2024-08-13): Post closing exception received for use of CPA letter outside of timing requirements for the verification of business however, no other alternate documentation was provided for consideration of not meeting the timing requirement.

Seller Comment (2024-08-10): (Rate Lock) There was an exception provided for CPA letter outside 10 business days. Please clear these. everything provided is sufficient for this.

Reviewer Comment (2024-08-07): No new documentation provided, CPA letter is not within 10 days of closing.

Seller Comment (2024-08-07): (Rate Lock) CPA letter provided

Reviewer Comment (2024-08-06): No alternate documentation was provided for the timing of the verification of business. Exception remains EV3 and ATR risk.

Seller Comment (2024-07-27): (Rate Lock) CPA letter and exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109315	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the Borrower's business within 10 business days of closing.	Reviewer Comment (2024-08-20): Lender Exception with Compensating Factors.

Reviewer Comment (2024-08-20): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation.

Seller Comment (2024-08-16): (Rate Lock) Exception provided

Reviewer Comment (2024-08-13): Post closing exception received for use of CPA letter outside of timing requirements for the verification of business however, no other alternate documentation was provided for consideration of not meeting the timing requirement.

Seller Comment (2024-08-10): (Rate Lock) There was an exception provided for CPA letter outside 10 business days. Please clear these. everything provided is sufficient for this.

Reviewer Comment (2024-08-07): No new documentation provided, CPA letter is not within 10 days of closing.

Seller Comment (2024-08-07): (Rate Lock) CPA letter provided

Reviewer Comment (2024-08-06): No alternate documentation was provided for the timing of the verification of business. Exception remains EV3 and ATR risk.

Seller Comment (2024-07-27): (Rate Lock) CPA letter and exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109315	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file is missing a verification of the Borrower's business within 10 business days of closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income is at least XXXX. DTI <the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2024-08-20): Lender Exception with Compensating Factors.

Seller Comment (2024-08-16): (Rate Lock) Exception provided

Reviewer Comment (2024-08-13): Post closing exception received for use of CPA letter outside of timing requirements for the verification of business however, no other alternate documentation was provided for consideration of not meeting the timing requirement.

Seller Comment (2024-08-10): (Rate Lock) There was an exception provided for CPA letter outside 10 business days. Please clear these. everything provided is sufficient for this.

Reviewer Comment (2024-08-07): No new documentation provided, CPA letter is not within 10 days of closing.

Seller Comment (2024-08-07): (Rate Lock) CPA letter provided

Reviewer Comment (2024-08-06): No alternate documentation was provided for the timing of the verification of business. Exception remains EV3.

Seller Comment (2024-07-27): (Rate Lock) CPA letter and exception provided

Reviewer Comment (2024-07-15): Exception Remains - The received third party verification is post note date. Provide the document within 10 business days of note date.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109315	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower:XXXX Third Party Verification	The loan file is missing a verification of the Borrower's business within 10 business days of closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income is at least XXXX. DTI <the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2024-08-20): Lender Exception with Compensating Factors.

Seller Comment (2024-08-16): (Rate Lock) Exception provided

Reviewer Comment (2024-08-13): Post closing exception received for use of CPA letter outside of timing requirements for the verification of business however, no other alternate documentation was provided for consideration of not meeting the timing requirement.

Seller Comment (2024-08-10): (Rate Lock) There was an exception provided for CPA letter outside 10 business days. Please clear these. everything provided is sufficient for this.

Reviewer Comment (2024-08-07): No new documentation provided, CPA letter is not within 10 days of closing.

Seller Comment (2024-08-07): (Rate Lock) CPA letter provided

Reviewer Comment (2024-08-06): No alternate documentation was provided for the timing of the verification of business. Exception remains EV3.

Seller Comment (2024-07-27): (Rate Lock) CPA letter and exception provided

Reviewer Comment (2024-07-15): Exception Remains - The received third party verification is post note date. Provide the document within 10 business days of note date.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement document not provided				Reviewer Comment (2024-06-24): Document provided, system cleared. Seller Comment (2024-06-23): (Rate Lock) Signed IEADS from closing docs provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	SC	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Post-Close/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued.				Reviewer Comment (2024-06-24): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-06-23): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	SC	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/XXXX)	Closing Disclosure with an estimated date of XXXX did not reflect accurately reflect whether property taxes were included in escrows.				Reviewer Comment (2024-06-24): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-06-23): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	SC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX incorrectly disclosed whether property taxes are included in escrow. (Final/XXXX)	Closing Disclosure with an estimated date of XXXX did not reflect accurately reflect whether property taxes were included in escrows.				Reviewer Comment (2024-06-24): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-06-23): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	SC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-06-25): XXXX received disclosure summary for initial CD. Seller Comment (2024-06-25): (Rate Lock) XXXXt trail provide shows CD sent XXXX an the borrower opened it XXXX Reviewer Comment (2024-06-24): XXXX Received E-Consent document does not specify the list of documents provided to the borrower. provide list of documents or provide evidence that CD dated XXXX is received by borrower 3 days prior to closing date. Seller Comment (2024-06-23): (Rate Lock) CD viewed 6.6	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	SC	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not not meet the minimum tradeline requirements as only 1 account over 24 months with current activity and 2 accounts < 12 months activity. Guidelines required 2 accounts with activity in the last 24 months or 3 with activity in the most recent 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > guideline requirement by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-06-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	SC	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing the most recent year W 2 for the Co-borrower and a third party verification of the Borrower's business within 10 business days of closing.				Reviewer Comment (2024-06-25): Lender exception with compensating factors. Seller Comment (2024-06-25): (Rate Lock) 2023 W2 provided Reviewer Comment (2024-06-24): Verification of Borrower's business received. Please provide most recent year's W2 for the C-Borrower. Seller Comment (2024-06-23): (Rate Lock) SE VOE from XXXX is 10 business days from close as XXXX is not a business day due to holiday; W2 VOE from XXXX is 7 business days from close			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	SC	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing the most recent year W 2 for the Co-borrower and a third party verification of the Borrower's business within 10 business days of closing.				Reviewer Comment (2024-06-25): Income documentation provided, system cleared. Seller Comment (2024-06-25): (Rate Lock) 2023 W2 provided Reviewer Comment (2024-06-24): Verification of Borrower's business received. Please provide most recent year's W2 for the C-Borrower. Seller Comment (2024-06-23): (Rate Lock) SE VOE from XXXX is 10 business days from close as XXXX is not a business day due to holiday; W2 VOE from XXXX is 7 business days from close	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	SC	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing the most recent year W 2 for the Co-borrower and a third party verification of the Borrower's business within 10 business days of closing.				Reviewer Comment (2024-06-25): Income documentation provided, system cleared. Seller Comment (2024-06-25): (Rate Lock) 2023 W2 provided Reviewer Comment (2024-06-24): Verification of Borrower's business received. Please provide most recent year's W2 for the C-Borrower. Seller Comment (2024-06-23): (Rate Lock) SE VOE from XXXX is 10 business days from close as XXXX is not a business day due to holiday; W2 VOE from XXXX is 7 business days from close	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	SC	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Maximum LTV for a Borrower without verifiable housing history is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > guideline requirement by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-06-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	SC	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Maximum LTV for a Borrower without verifiable housing history is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > guideline requirement by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-06-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	SC	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.49082% exceeds Guideline total debt ratio of 43.00000%.	Maximum DTI for a Borrower without verifiable housing history is 43%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > guideline requirement by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-06-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	SC	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file is missing the most recent year W 2 for the Co-borrower and a third party verification of the Borrower's business within 10 business days of closing.	Reviewer Comment (2024-09-26): Verification of Employment was within 10 busn days. There was a holiday in XXXX.

Reviewer Comment (2024-08-26): VVOE dated within 10 business days of closing for the borrower remains outstanding. Please provide.

Reviewer Comment (2024-06-25): W-2 provided, exception cleared.

Seller Comment (2024-06-25): (Rate Lock) 2023 W2 provided

Reviewer Comment (2024-06-24): Verification of Borrower's business received. Please provide most recent year's W2 for the C-Borrower.

Seller Comment (2024-06-23): (Rate Lock) SE VOE from XXXX is 10 business days from close as XXXX is not a business day due to holiday; W2 VOE from XXXX is 7 business days from close
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	SC	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification W-2	The loan file is missing a third party verification of the Borrower's business within 10 business days of closing and the most recent year's W2 for the CoBorrower as required by guidelines.	Reviewer Comment (2024-09-26): Verification of Employment was within 10 busn days. There was a holiday in XXXX.

Reviewer Comment (2024-08-26): VVOE dated within 10 business days of closing for the borrower remains outstanding. Please provide.

Reviewer Comment (2024-06-25): W-2 provided, exception cleared.

Seller Comment (2024-06-25): (Rate Lock) 2023 W2 provided

Reviewer Comment (2024-06-24): Verification of Borrower's business received. Please provide most recent year's W2 for the C-Borrower.

Seller Comment (2024-06-23): (Rate Lock) SE VOE from XXXX is 10 business days from close as XXXX is not a business day due to holiday; W2 VOE from XXXX is 7 business days from close
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	SC	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.48960% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Maximum DTI for a first time homebuyer without a verifiable housing history is 43%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > guideline requirement by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-06-25): Lender exception with compensating factors. Reviewer Comment (2024-06-25): Regraded to EV2-B based on comp factors including 26 month reserves, 743 FICO and clean housing payment history. Seller Comment (2024-06-23): (Rate Lock) exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	SC	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109312		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXXX	Credit report over 90 days as of Note date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > guideline requirement by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-27): Lender Exception with Compensating Factors.			XXXX	2		B		B		B		B		B	XXXX	SC	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109353		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Initial closing disclosure requires to be delivered to borrower within 3 business days prior to closing.				Reviewer Comment (2024-07-15): XXXX received disclosure tracking for the XXXX CD Seller Comment (2024-07-13): (Rate Lock) CD sent and viewed 7/2	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109353		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-07-17): XXXX received VCC. Seller Comment (2024-07-13): (Rate Lock) CIC provided Seller Comment (2024-07-13): (Rate Lock) comment provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109353		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	The credit report fee increased from XXXX to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-07-15): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-07-13): (Rate Lock) CD with cure provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109353	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The maximum DTI for a Borrower living rent free is 43% subject DTI is 48.82%, missing an additional month's bank statement for account ending in XXXX only 1 month provided in file and the loan file does not contain a fully executed divorce decree that reflects monthly obligations for alimony, child support and the payment of prior residence and payment is not reflected in subject DTI.	Reviewer Comment (2024-08-26): Docs received debts updated. System Cleared.

Seller Comment (2024-08-24): (Rate Lock) Exception provided for reserves

Reviewer Comment (2024-08-20): Debts paid at closing (1XXXX.) + Reserves (4XXXX)  + Purchase price (XXXX) + Closing Costs (XXXX) + POCs (XXXX) = Total borrower funds required = $XXXX - XXXX (loan amt) = $XXXX. Borrower funds w/o XXXX = $XXXX, with XXXX = $XXXX.

Seller Comment (2024-08-19): (Rate Lock) Sourcing of gift provided. We have enough to source funds.

1XXXX (down payment) + 5XXXX (deposit) + XXXX (cash to close) + XXXX

Without the XXXX

Reviewer Comment (2024-08-19): Section K $XXXX due at closing minus loan $XXXX, minus adjustments for XXXX and hoa XXXX

Seller Comment (2024-08-16): (Rate Lock) LOE provided

Reviewer Comment (2024-08-07): Divorce decree provided, Additional month's bank statement required. CTC + EMD + POC from CD dated XXXX. Assets including gift funds in reserve calculation but not including XXXX account XXXX would =$XXXX Reserves=5.36 months or $XXXX. Additional month's statement required.

Seller Comment (2024-08-01): (Rate Lock) Exception provided and updated 1003 as We shouldn't need this account to qualify.

Reviewer Comment (2024-07-22): Exception remains: Approved lender exception documentation with compensating factors not in the file.

Seller Comment (2024-07-19): (Rate Lock) Divorce decree provided
																			XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109353	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The maximum DTI for a Borrower living rent free is 43% subject DTI is 48.82%, missing an additional month's bank statement for account ending in XXXX only 1 month provided in file and the loan file does not contain a fully executed divorce decree that reflects monthly obligations for alimony, child support and the payment of prior residence and payment is not reflected in subject DTI.	Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive.

Seller Comment (2024-08-24): (Rate Lock) Exception provided for reserves

Reviewer Comment (2024-08-20): Debts paid at closing (XXXX

Seller Comment (2024-08-19): (Rate Lock) Sourcing of gift provided. We have enough to source funds.

XXXX

Without the XXXX we have: XXXX

Reviewer Comment (2024-08-19): Section K $XXXX

Seller Comment (2024-08-16): (Rate Lock) LOE provided

Reviewer Comment (2024-08-07): Divorce decree provided, Additional month's bank statement required. CTC + EMD + POC from CD dated XXXX. Assets including gift funds in reserve calculation but not including XXXX account XXXX would =$XXXX. Additional month's statement required.

Seller Comment (2024-08-01): (Rate Lock) Exception provided and updated 1003 as We shouldn't need this account to qualify.

Reviewer Comment (2024-07-22): Exception remains: Approved lender exception documentation with compensating factors not in the file.

Seller Comment (2024-07-19): (Rate Lock) Divorce decree provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109353	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.82753% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The maximum DTI for a Borrower living rent free is 43% subject DTI is 48.82%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 6 years on current job. FICO exceeds guideline minimum by at least 40 points. 48 months mortgage payment history 0 lates.	XXXX	Reviewer Comment (2024-08-26): Docs received debts updated. System Cleared.

Reviewer Comment (2024-08-26): DTI updated.

Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors provided.

Reviewer Comment (2024-08-12): Lender exception provided for exceeding DTI.

Seller Comment (2024-08-01): (Rate Lock) Exception provided and updated 1003 as We shouldn't need this account to qualify.

Reviewer Comment (2024-07-22): Exception remains: Approved lender exception documentation with compensating factors not in the file.

Seller Comment (2024-07-19): (Rate Lock) Comp factors provided

Reviewer Comment (2024-07-12): Please provide valid compensating factors to downgrade/waive exception as listed comp factors are characteristics of the loan.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109353	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.82753% exceeds Guideline total debt ratio of 43.00000%.	The maximum DTI for a Borrower living rent free is 43% subject DTI is 48.82%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. 6 years on current job. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-09): Borrower has over $XXXX in monthly residual income, FICO 52 points higher than required. Lender exception provided.

Seller Comment (2024-08-01): (Rate Lock) Exception provided and updated 1003 as We shouldn't need this account to qualify.

Reviewer Comment (2024-07-22): Exception remains: Approved lender exception documentation with compensating factors not in the file.

Seller Comment (2024-07-19): (Rate Lock) Comp factors provided

Reviewer Comment (2024-07-12): Please provide valid compensating factors to downgrade/waive exception as listed comp factors are characteristics of the loan.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109353		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		The loan file does not contain a fully executed divorce decree that reflects monthly obligations for alimony, child support and the payment of prior residence and payment is not reflected in subject DTI.				Reviewer Comment (2024-07-19): Divorce decree received and associated .Exception cleared Seller Comment (2024-07-19): (Rate Lock) Divorce decree provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109353	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The maximum DTI for a Borrower living rent free is 43% subject DTI is 48.82%, missing an additional month's bank statement for account ending in XXXX only 1 month provided in file and the loan file does not contain a fully executed divorce decree that reflects monthly obligations for alimony, child support and the payment of prior residence and payment is not reflected in subject DTI.	Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive.

Seller Comment (2024-08-24): (Rate Lock) Exception provided for reserves

Reviewer Comment (XXXX

Seller Comment (2024-08-19): (Rate Lock) Sourcing of gift provided. We have enough to source funds.

XXXX

Without the XXXX we have: XXXX

Reviewer Comment (2024-08-19): Section K $XXXX

Seller Comment (2024-08-16): (Rate Lock) LOE provided

Reviewer Comment (2024-08-07): Divorce decree provided, Additional month's bank statement required. CTC + EMD + POC from CD dated XXXX Assets including gift funds in reserve calculation but not including XXXX account XXXX would =$XXXX. Additional month's statement required.

Seller Comment (2024-08-01): (Rate Lock) Exception provided and updated 1003 as We shouldn't need this account to qualify.

Reviewer Comment (2024-07-22): Exception remains: Approved lender exception documentation with compensating factors not in the file.

																		Seller Comment (2024-07-19): (Rate Lock) Divorce decree provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109353		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file does not contain a fully executed divorce decree that reflects monthly obligations for alimony, child support and the payment of prior residence as payment is not reflected in subject DTI (Debt is reflected on the Borrower's personal credit report and per guidelines must included in the DTI).				Reviewer Comment (2024-07-19): Divorce decree received and associated .Exception cleared Seller Comment (2024-07-19): (Rate Lock) Divorce decree provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109353	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Missing an additional month's bank statement for account ending in XXXX only 1 month provided in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 6 years on current job. FICO exceeds guideline minimum by at least 40 points. 48 months mortgage payment history 0 lates.	XXXX	Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors.

Seller Comment (2024-08-24): (Rate Lock) Exception provided for reserves

Reviewer Comment (2024-08-20): Debts paid at closing (XXXX

Seller Comment (2024-08-19): (Rate Lock) Sourcing of gift provided. We have enough to source funds.

XXXX

Without the XXXX we have: XXXX

Reviewer Comment (2024-08-19): Agree on the XXXXdocumented in Section L of the CD. So gift of XXXX,546 must be included, making total required funds XXXX. To reach this figure, the XXXX account needs to be documented.

Seller Comment (2024-08-16): (Rate Lock) LOE provided

Reviewer Comment (2024-08-07): CTC + EMD + POC from CD dated XXXX. Assets including gift funds in reserve calculation but not including XXXX account XXXX would =$XXXX. Additional month's statement required.

Seller Comment (2024-08-06): (Rate Lock) Based on the Closing CD we should only need XXXX in total funds.
XXXX
Without the XXXX we haveXXXX

Reviewer Comment (2024-08-06): Total Assets  XXXX requirement. if we excluded bank of America account the would ne short fall for reserve requirement. Exception remains.

Seller Comment (2024-08-01): (Rate Lock) Exception provided and updated 1003 as We shouldn't need this account to qualify.

Reviewer Comment (2024-07-22): Exception remains: Approved lender exception documentation with compensating factors not in the file.

Seller Comment (2024-07-19): (Rate Lock) Comp factors provided

Reviewer Comment (2024-07-12): Please provide valid compensating factors to downgrade/waive exception as listed comp factors are characteristics of the loan.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109353		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file to use gift funds for the Borrower's minimum contribution and for reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. 6 years on current job. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-07): Lender exception with compensating factors. Seller Comment (2024-08-01): (Rate Lock) Exception provided and updated 1003 as We shouldn't need this account to qualify. Reviewer Comment (2024-07-22): Exception remains: Approved lender exception documentation with compensating factors not in the file. Seller Comment (2024-07-19): (Rate Lock) Comp factors provided Reviewer Comment (2024-07-12): Please provide valid compensating factors to downgrade/waive exception as listed comp factors are characteristics of the loan.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109353	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided	Missing an additional month's bank statement for account ending in XXXX only 1 month provided in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 6 years on current job. FICO exceeds guideline minimum by at least 40 points. 48 months mortgage payment history 0 lates.	XXXX	Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors.

Seller Comment (2024-08-24): (Rate Lock) Exception provided for reserves

Reviewer Comment (2024-08-20): Debts paid at closing (XXXX

Seller Comment (2024-08-19): (Rate Lock) Sourcing of gift provided. We have enough to source funds.

XXXX

Reviewer Comment (2024-08-19): Section K XXXX

Seller Comment (2024-08-16): (Rate Lock) LOE provided

Reviewer Comment (2024-08-07): CTC + EMD + POC from CD datedXXXX. Assets including gift funds in reserve calculation but not including XXXX account XXXX would =XXXX. Additional month's statement required.

Seller Comment (2024-08-06): (Rate Lock) Based on the Closing CD we should only need $XXXX75 in total funds.
XXXX

Without the XXXX we have:XXXX

Reviewer Comment (2024-08-06): Total Assets  XXXXrequirement. if we excluded bank of America account the would ne short fall for reserve requirement. Exception remains.

Seller Comment (2024-08-01): (Rate Lock) Exception provided and updated 1003 as We shouldn't need this account to qualify.

Reviewer Comment (2024-07-22): Exception remains: Approved lender exception documentation with compensating factors not in the file.

Seller Comment (2024-07-19): (Rate Lock) Comp factors provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109353		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Sufficient cure provided at closing.				Reviewer Comment (2024-07-17): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	FL	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109353		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.36 is less than Guideline PITIA months reserves of 6.00.	Insufficient reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 6 years on current job. FICO exceeds guideline minimum by at least 40 points. 48 months mortgage payment history 0 lates.	XXXX	Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors.			XXXX	2		B		B		B		B		B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109353		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.90976% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 6 years on current job. FICO exceeds guideline minimum by at least 40 points. 48 months mortgage payment history 0 lates.	XXXX	Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive.			XXXX	2		B		B		B		B		B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	1003	Document Error	1003	Borrower(s) is not a U.S. XXXXzen, and the guideline required documentation was not provided.	Borrower: XXXX	Borrower is a Permanent Resident Alien. Provide Permanent Resident Alien documents. (XXXX, Passport, Resident Alien Card or Employment authorization)				Reviewer Comment (2024-07-31): Permanent Resident Alien documents provided and associated. Exception cleared Seller Comment (2024-07-30): (Rate Lock) PR card provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: XXXXzenship Source Documentation was not provided	Borrower: XXXX	Borrower is a Permanent Resident Alien. Provide Permanent Resident Alien documents. (XXXX, Passport, Resident Alien Card or Employment authorization)				Reviewer Comment (2024-07-31): Permanent Resident Alien documents provided and associated. Exception cleared Seller Comment (2024-07-30): (Rate Lock) PR card provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX VVOE - Employment Only	VVOE is missing for wage employment. Provide a VVOE for the XXXX, Inc. employer.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors 753 FICO score	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors. Reviewer Comment (2024-09-09): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation to verify employment. Seller Comment (2024-09-04): (Rate Lock) VOE, exception, and paystub used provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Title Preliminary Report in the file doesn't disclose the total Policy coverage amount. Provide evidence of title with sufficient policy coverage.				Reviewer Comment (2024-08-07): Lender acknowledged and elected to waive. Seller Comment (2024-08-05): (Rate Lock) We accept the EV2 as is and wish to waive. Please waive this. Reviewer Comment (2024-07-31): Final title policy document not provided. Exception remains Seller Comment (2024-07-30): (Rate Lock) Accepted as EV2 please waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US XXXXzen Status not provided		Borrower is a Permanent Resident Alien. Provide Permanent Resident Alien documents. (XXXX, Passport, Resident Alien Card or Employment authorization)				Reviewer Comment (2024-07-31): Permanent Resident Alien documents provided and associated. Exception cleared Seller Comment (2024-07-30): (Rate Lock) PR card provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX, Inc./Wages)	Provide VVOE for wage employment.				Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-09-09): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation to verify employment. Seller Comment (2024-09-04): (Rate Lock) VOE, exception, and paystub used provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments.				Reviewer Comment (2024-07-31): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-07-30): (Rate Lock) Docs provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2024-07-31): XXXX Received PCCD and LOE Seller Comment (2024-07-30): (Rate Lock) Docs provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-07-31): XXXX Received PCCD, LOE and Payment history Seller Comment (2024-07-30): (Rate Lock) Docs provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	VVOE is missing for wage employment. Provide a VVOE for the XXXX, Inc. employer.				Reviewer Comment (2024-09-09): Loan is ATR Risk. Seller Comment (2024-09-04): (Rate Lock) VOE, exception, and paystub used provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	VVOE is missing for wage employment. Provide a VVOE for the XXXX, Inc. employer.				Reviewer Comment (2024-09-09): Lender exception with compensating factors, system cleared. Reviewer Comment (2024-09-09): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation to verify employment. Seller Comment (2024-09-04): (Rate Lock) VOE, exception, and paystub used provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		VVOE is missing for wage employment. Provide a VVOE for the XXXX, Inc. employer.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors 753 FICO score	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors. Reviewer Comment (2024-09-09): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation to verify employment. Seller Comment (2024-09-04): (Rate Lock) VOE, exception, and paystub used provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	VVOE is missing for wage employment. Provide a VVOE for the XXXX, Inc. employer.				Reviewer Comment (2024-09-09): Lender exception with compensating factors, system cleared. Reviewer Comment (2024-09-09): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation to verify employment. Seller Comment (2024-09-04): (Rate Lock) VOE, exception, and paystub used provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	The Verification of Employment for current W2 income is missing from the loan file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors 753 FICO score	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors. Reviewer Comment (2024-09-09): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation to verify employment. Seller Comment (2024-09-04): (Rate Lock) VOE, exception, and paystub used provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception regarding the Declining markets and waiver of 5% LTV Hit is missing from the loan file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors 753 FICO score 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors. Seller Comment (2024-09-10): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow use of transferred appraisal came in higher than original appraisal.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors 753 FICO score	XXXX	Reviewer Comment (2024-07-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for secondary W2 job has more than 2 year history - but in this history of W2 jobs there is prior gap of more than 30 days. Gap from XXXX to XXXX. W2 job is needed to qualify and is $XXXX of total income. Borrower has had several W2 jobs over the years, all in IT/software engineering which is same field as S/E business.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors 753 FICO score	XXXX	Reviewer Comment (2024-07-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for borrower changed from business to personal account - used business account through XXXX 2023 and then switched to using personal. During 2023 he had 3 occasions where his business income was deposited to his personal and then transferred to business account. Transfer of these funds used to qualify and fully supported as business income.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors 753 FICO score	XXXX	Reviewer Comment (2024-07-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-09-09): Loan is EV2-B ATR Risk.			XXXX	2		B		B		B		B		B	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 89.05660% exceeds Guideline loan to value percentage of 85.00000%.	Maximum LTV is 85% due to 5% LTV reduction for declining markket.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors 753 FICO score 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors.			XXXX	2		B		B		B		B		B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109317		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 89.05660% exceeds Guideline combined loan to value percentage of 85.00000%.	Maximum LTV is 85% due to 5% LTV reduction for declining markket.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors 753 FICO score 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors.			XXXX	2		B		B		B		B		B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109318		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Lender/seller confirming the condo warrantable is missing.				Reviewer Comment (2024-08-14): Per rate lock document property is detached condo and no warrantable and no review project. Exception cleared. Seller Comment (2024-08-12): (Rate Lock) This is a detached, no condo review needed.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350109318		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		The HOA Questionnaire is required within the Guidelines.				Reviewer Comment (2024-08-14): Per rate lock document property is detached condo and no warrantable and no review project. Exception cleared. Seller Comment (2024-08-12): (Rate Lock) This is a detached, no condo review needed.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350109318		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The Project Budget is missing from the loan file and is required per the Guidelines.				Reviewer Comment (2024-08-14): Per rate lock document property is detached condo and no warrantable and no review project. Exception cleared. Seller Comment (2024-08-12): (Rate Lock) This is a detached, no condo review needed.	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	FL	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350109319		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX VVOE - Employment Only	VVOE Missing for borrower employment	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-27): (Rate Lock) Exception for VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Purchase		C	B	C	B	C	B	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350109319		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided		1007 missing from file.				Reviewer Comment (2024-08-22): Per guidelines, The Eligible Rent Amount for each subject 1-unit investment property is required, regardless of whether rental income is being used to qualify. The following documentation is acceptable to determine the Eligible Rent Amount: o Signed lease agreement; or o Comparable Rent Schedule (Form 1007) provided in conjunction with appraisal report; or o A written statement from the borrower Received written statement from borrower, Exception Cleared Seller Comment (2024-08-21): (Rate Lock) Market Rent LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	B	C	B	C	B	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350109319		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	Verification of employment is not Provided within 10 business days of the Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-27): (Rate Lock) Exception for VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Purchase		C	B	C	B	C	B	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350109319		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	VOE within 10 days of closing not provided in file.				Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation. Seller Comment (2024-08-27): (Rate Lock) Exception for VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Purchase		C	B	C	B	C	B	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350109319		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		VVOE within 10 days of closing missing from file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-27): (Rate Lock) Exception for VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Purchase		C	B	C	B	C	B	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350109319		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	VVOE within 10 days of closing not provided.				Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation. Seller Comment (2024-08-27): (Rate Lock) Exception for VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Purchase		C	B	C	B	C	B	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350109201	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Reviewer Comment (2024-08-07): Received appraisal delivery receipt dated XXXX, Exception Cleared.

Seller Comment (2024-08-06): Appraisal History has been provided. Please review document attached.

Reviewer Comment (2024-07-31): Appraisal report dated XXXX missing evidence of receipt. Exception Remains

Seller Comment (2024-07-30): XXXX - Closing date was on XXXX and Appraisal was provided on XXXX. Please find attached Appraisal Waiver and Certification of Receipt of Appraisal.

Reviewer Comment (2024-07-29): Appraisal is required to be provided to borrower within 3 business days prior to closing exception remains.

Seller Comment (2024-07-26): Certification of Receipt of Appraisal has been provided.
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109201		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.72297% or Final Disclosure APR of 8.72000% is equal to or greater than the threshold of APOR 6.96% + 1.5%, or 8.46000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.72297% or Final Disclosure APR of 8.72000% is equal to or greater than the threshold of APOR 6.96% + 1.5%, or 8.46000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2024-08-07): Received appraisal delivery dated XXXX, Exception Cleared. Seller Comment (2024-07-26): Per Predatory Compliance Test the loan meets the HPML/APR guidelines and passes the testing. Please review Predatory Compliance Test attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109201	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Reviewer Comment (2024-08-07): Received appraisal delivery dated XXXX, Exception Cleared.

Seller Comment (2024-08-06): Appraisal History has been provided. Please review document attached.

Reviewer Comment (2024-07-31): Appraisal report dated XXXX missing evidence of receipt. Exception Remains

Seller Comment (2024-07-30): XXXX -  Closing date was on XXXX and Appraisal was provided on XXXX. Please find attached Appraisal Waiver and Certification of Receipt of Appraisal.

Reviewer Comment (2024-07-29): Appraisal is required to be provided to borrower within 3 business days prior to closing exception remains.

Seller Comment (2024-07-26): Certification of Receipt of Appraisal has been provided.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109201		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Collateral Desktop Analysis Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-07-15): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109201	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX4, prior to three (3) business days from transaction date of XXXX	The Security Instrument was signed and notarized on XXXX.	Reviewer Comment (2024-08-26): Provided the following: Letter of Explanation, Proof of Delivery, and Re-opened Rescission using the correct model form

Reviewer Comment (2024-08-23): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.

Seller Comment (2024-08-20): Due to borrower signing prior to rescission period ending, a new rescission period was opened and the borrower did not rescind.  See attached documentation.

Reviewer Comment (2024-07-30): RTC transaction date is XXXX and notary date on Security Instrument is XXXX.

Seller Comment (2024-07-26): Completed notary information is after pag20(page 21). Please review attached Mortgage.

Reviewer Comment (2024-07-24): Security Instrument (Mortgage) is located on page 622 / D0111.  Page 20 of  20 is the Notary page which is incomplete.

Seller Comment (2024-07-19): Can you please provide the document ID of the Doc that you are referring to? - we are unable to locate it. Thank you
																				XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109201	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The Security Instrument was signed and notarized on XXXX.	Reviewer Comment (2024-08-26): Provided the following: Letter of Explanation, Proof of Delivery, and Re-opened Rescission using the correct model form

Seller Comment (2024-08-20): Due to borrower signing prior to rescission period ending, a new rescission period was opened and the borrower did not rescind.  See attached documentation.

Reviewer Comment (2024-07-30): RTC transaction date is XXXX and notary date on Security Instrument is XXXX.

Seller Comment (2024-07-26): Completed notary information is after pag20 (page 21). Please review attached Mortgage.

Reviewer Comment (2024-07-24): Security Instrument (Mortgage) is located on page 622 / D0111.  Page 20 of  20 is the Notary page which is incomplete.

Seller Comment (2024-07-19): Can you please provide the document ID of the Doc that you are referring to? - we are unable to locate it. Thank you
																				XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109201	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.	Reviewer Comment (2024-08-13): Proof of appraisal delivery on XXXX which is after appraisal report date and three days prior to consummation date.

Seller Comment (2024-08-06): Appraisal History has been provided. Please review document attached.

Reviewer Comment (2024-07-30): The right to receive appraisal provided is dated XXXX but the appraisal report date when the appraisal signed the appraisal is dated XXXX.  I need prooof of appraisal delivery on or after XXXX and three days prior to consummation date.

Seller Comment (2024-07-26): Certification of Receipt of Appraisal has been provided.

Reviewer Comment (2024-07-24): The Right to Receive a copy of Appraisal ducment is signed XXXX and not at closing.  Appraisal report date is XXXX and proof of appraisal delivery must be on or after that date and three days prior to consummation date.

Seller Comment (2024-07-19): Appraisal Waiver and Document Tracking has been provided. Please review documents attached.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109201		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Provided to All Parties Test	TILA-RESPA Integrated Disclosure: Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.	The loan file does not document that the Borrowers were provided with the final Closing Disclosure.				Reviewer Comment (2024-07-30): Documents received, system cleared. Seller Comment (2024-07-26): The Final Signed CD has been provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure, and proof of delivery and NORTC if reopened rescission required	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109316		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2024-06-21): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX. Seller Comment (2024-06-20): (Rate Lock) Appraisal date is after effective FEMA disaster date, please clear			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109316		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing OFAC for XXXX				Reviewer Comment (2024-06-21): OFAC provided Seller Comment (2024-06-21): (Rate Lock) ofac provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109316	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Realtor contributions exceed the maximum allowable 2%	Reviewer Comment (2024-09-18): Updated 1008 provided, exception cleared.

Seller Comment (2024-09-11): (Rate Lock) Provided

Reviewer Comment (2024-09-09): Sales addendum received, please provide updated 1008 with updated LTV  75.58366% due to reduction in sales price from overage of IPC ($XXXX).

Seller Comment (2024-09-05): (Rate Lock) Docs provided

Reviewer Comment (2024-06-27): Please provide portion of contract reflecting credit from realtor and 1004.

Seller Comment (2024-06-24): (Rate Lock) Updated 1008 provided with concession and page pages 851 and 852 of original investor package reflect the realtor credit

Reviewer Comment (2024-06-24): The purchase contract indicates the builder will contribute XXXX to the borrower's closing costs and does not indicate the RE agent will be contributing anything to the buyer. The 1004 is also missing the concession. Please send in additional pages that need to satisfy Guidelines requirements for IPC.

Seller Comment (2024-06-24): (Rate Lock) Per guidelines:  Interested party contributions XXXX not exceed 2%, 3% or 6% of the sales price (depending on the LTV/CLTV). Amounts contributed XXXX only be used for closing costs or for prepaid items. For any financing and sales concessions beyond the 2%, 3% or 6% limits, both the appraised value and the sales price must be reduced by the concession amount for purposes of calculating the LTV. A sales concession occurred due to IPCs exceeding the limits.

Reviewer Comment (2024-06-21): This exception is for an IPC, not Sales Concession. Per GL, Interested parties include, but are not limited to, the builder, developer, seller, real estate agent, or an affiliate who XXXX benefit from the sale of the property at the highest price possible. The credit came from the Real Estate Agent, not the seller. Maximum IPC Limits for NOO property at any LTV/CLTV is 2%. This was exceeded on the CD. 2%=$XXXX, yet CD reflected $XXXX. All IPCs must be properly disclosed in the sales contract, appraisal, Loan Estimate and Closing Disclosure and be compliant with applicable federal, state, and local law. Please provide portion of contract reflecting credit from realtor.

Seller Comment (2024-06-21): (Rate Lock) Docs provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109202		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation				Reviewer Comment (2024-07-29): Receipt of appraisal delivery provided exception cleared. Seller Comment (2024-07-26): Proof Borrower Received Appraisal Reports and copy email sent of Value. It looks like it’s not their policy to send the desk review to the customer	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109202	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation (Desk review value came in lower than appraised value).	Reviewer Comment (2024-08-26): Client elects to waive.

Seller Comment (2024-08-23): We choose to waive this one as an EV2.

Reviewer Comment (2024-08-21): XXXX signed appraisal acknoowlegement states they received appraisal and that they waived their right to review appraisal so we can not use that document.  XXXX4 letter is a general stement and noot specific to appraisal dates.  If you choose to waive EV2 exception we can waive exception.

Seller Comment (2024-08-15): XXXX - See attached appraisal letter dated XXXX which states in the first paragraph "Included with this letter are all applicable valuations generated in connection with your mortgage application".  In addition, the borrower signed the acknowledgement on XXXX.  If this will not update the grade on this loan will you accept the loan as an EV2 as there isn't anything else, we can provide.

Reviewer Comment (2024-07-30): Exception remains EV2

Seller Comment (2024-07-26): Proof Borrower Received Appraisal Reports and copy email sent of Value. It looks like it’s not their policy to send the desk review to the customer
																					XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109202		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.57882% or Final Disclosure APR of 8.59800% is equal to or greater than the threshold of APOR 6.96% + 1.5%, or 8.46000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.57882% or Final Disclosure APR of 8.59800% is equal to or greater than the threshold of APOR 6.96% + 1.5%, or 8.46000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2024-07-29): Receipt of appraisal delivery provided exception cleared. Seller Comment (2024-07-26): Proof Borrower Received Appraisal Reports and copy email sent of Value. It looks like it’s not their policy to send the desk review to the customer	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109202		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-07-29): Receipt of appraisal delivery provided exception cleared. Seller Comment (2024-07-26): Proof Borrower Received Appraisal Reports and copy email sent of Value. It looks like it’s not their policy to send the desk review to the customer	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109274		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX (Hurricane XXXX) Declared Disaster End Date.				Reviewer Comment (2024-08-06): Property inspection report received and updated. Exception cleared Seller Comment (2024-08-06): (Rate Lock) PDI provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		D	B	C	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Appraisal Fee disclosed as $XXXX on LE dated XXXX, but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-20): XXXX received PCCD, LOE and copy of refund.

Reviewer Comment (2024-08-20): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of XXXX exceeds tolerance of $595.00.  Insufficient or no cure was provided to the borrower. XXXX

Seller Comment (2024-08-20): (Rate Lock) PR docs of XXXX provided

Reviewer Comment (2024-08-07): XXXX received rebuttal comment for additional information and supporting disclosure tracking details document was provided in the loan file indicates the application date on XXXX4 and Initial disclosures were sent to borrower on XXXX. But, the fee was increased of $XXXX from $XXXX on CD dated XXXX4 and refund Cure of $XXXX provided on PCCD dated XXXX is insufficient cure for all the XXXXed 0% (Appraisal fee & Credit Report Fee) exception. We also required additional cure of $XXXX in order to cure for the XXXXed exception.

Seller Comment (2024-08-06): (Rate Lock) This is clearly not our LE as it was provided prior to the application date. This is not to be included in testing. We do no need to provide a denial letter, as this LE clearly states it is not ours. Please clear.

Reviewer Comment (2024-08-02): XXXX received rebuttal, however we require denial letter/Adverse Action letter to remove the XXXX XXXX LE dated XXXX from testing.

Seller Comment (2024-07-31): (Rate Lock) Initial LE was sent XXXX by XXXX. This is clearly not our Loan Estimate as the lender reflects XXXX XXXX XXXX. Our application date was XXXX4 and LE sent XXXX4. Fees were submitted correctly and this is more than enough to confirm no cures needed. Please clear.

Reviewer Comment (2024-07-24): XXXX Loan file was presented for testing with the XXXX LE from XXXX Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by XXXX in order to be comfortable with removing the LE from testing.

Seller Comment (2024-07-23): (Rate Lock) Fee was disclosed at $XXXX originally; cure should be for $XXXX. Please confirm.
																				XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Credit Report Fee disclosed as XXXX on LE dated XXXX, but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-14): XXXX Received PCCD, LOE and Refund Check

Seller Comment (2024-08-13): (Rate Lock) Correct docs were already provided for the CR cure. This should be cleared. The appraisal condition will be handled separately.

Reviewer Comment (2024-08-07): XXXX received rebuttal comment for additional information and supporting disclosure tracking details document was provided in the loan file indicates the application date on XXXX and Initial disclosures were sent to borrower on XXXX. But, the fee was increased of XXXX from $XXXX on CD dated XXXX and refund Cure of $XXXX provided on PCCD dated XXXX is insufficient cure for all the XXXXed 0% (Appraisal fee & Credit Report Fee) exception. We also required additional cure of XXXX in order to cure for the XXXXed exception.

Seller Comment (2024-08-06): (Rate Lock) This is clearly not our LE as it was provided prior to the application date. This is not to be included in testing. We do no need to provide a denial letter, as this LE clearly states it is not ours. Please clear.

Reviewer Comment (2024-08-05): XXXX Received LOE and Copy of check $XXXX; however, from provided LOE unable to identify cure provided is for Credit report fee or Appraisal fee. Kindly provide corrected LOE.

Reviewer Comment (2024-07-24): XXXX Received PCCD and LOE showing Cure $XXXX; However, copy of check and LOE not received. Provide LOE and Copy of check.

Seller Comment (2024-07-23): (Rate Lock) Cure was applied on PCCD.
																				XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Verification Fee of XXXX was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-07): XXXX received rebuttal comment for additional information and supporting disclosure tracking details document was provided in the loan file indicates the application date on XXXX and Initial disclosures were sent to borrower on XXXX. Hence, LE dated XXXXremoved from testing.

Seller Comment (2024-08-06): (Rate Lock) This is clearly not our LE as it was provided prior to the application date. This is not to be included in testing. We do no need to provide a denial letter, as this LE clearly states it is not ours. Please clear.

Reviewer Comment (2024-08-02): XXXX received rebuttal, however we require denial letter/Adverse Action letter to remove the XXXX XXXX LE dated XXXX from testing.

Seller Comment (2024-07-31): (Rate Lock) Initial LE was sentXXXX by XXXX. This is clearly not our Loan Estimate as the lender reflects XXXX XXXX. Our application date was XXXXand LE sent XXXX4. Fees were submitted correctly and this is more than enough to confirm no cures needed. Please clear.

Reviewer Comment (2024-07-24): XXXX Loan file was presented for testing with the XXXX LE from XXXX XXXX. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by XXXX XXXX in order to be comfortable with removing the LE from testing.

Seller Comment (2024-07-23): (Rate Lock) Initial LE disclosed this fee at XXXX please clear.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Document Preparation Fee disclosed as XXXX on LE dated XXXX, but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-07): XXXX received rebuttal comment for additional information and supporting disclosure tracking details document was provided in the loan file indicates the application date on XXXX and Initial disclosures were sent to borrower on XXXX. Hence, LE dated 0XXXX removed from testing.

Seller Comment (2024-08-06): (Rate Lock) This is clearly not our LE as it was provided prior to the application date. This is not to be included in testing. We do no need to provide a denial letter, as this LE clearly states it is not ours. Please clear.

Reviewer Comment (2024-08-02): XXXX received rebuttal, however we require denial letter/Adverse Action letter to remove the XXXX XXXX LE dated XXXX from testing.

Seller Comment (2024-07-31): (Rate Lock) Initial LE was sent XXXX by XXXX. This is clearly not our Loan Estimate as the lender reflects XXXX XXXX. Our application date was XXXX and LE sent XXXX. Fees were submitted correctly and this is more than enough to confirm no cures needed. Please clear.

Reviewer Comment (2024-07-24): XXXX Loan file was presented for testing with the XXXX LE from XXXX XXXX. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by XXXX XXXX in order to be comfortable with removing the LE from testing.

Seller Comment (2024-07-23): (Rate Lock) Initial LE disclosed this fee at XXXX please clear.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Processing Fee disclosed as XXXX on LE dated XXXX, but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-07): XXXX received rebuttal comment for additional information and supporting disclosure tracking details document was provided in the loan file indicates the application date on XXXX and Initial disclosures were sent to borrower on XXXX. Hence, LE dated 0XXXX removed from testing.

Seller Comment (2024-08-06): (Rate Lock) This is clearly not our LE as it was provided prior to the application date. This is not to be included in testing. We do no need to provide a denial letter, as this LE clearly states it is not ours. Please clear.

Reviewer Comment (2024-08-02): XXXX received rebuttal, however we require denial letter/Adverse Action letter to remove the XXXX XXXX LE dated XXXX from testing.

Seller Comment (2024-07-31): (Rate Lock) Initial LE was sent XXXX by XXXX. This is clearly not our Loan Estimate as the lender reflects XXXX XXXX. Our application date was XXXX and LE sent XXXX. Fees were submitted correctly and this is more than enough to confirm no cures needed. Please clear.

Reviewer Comment (2024-07-24): XXXX Loan file was presented for testing with the XXXX LE from XXXX XXXX. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by XXXX XXXX in order to be comfortable with removing the LE from testing.

Seller Comment (2024-07-23): (Rate Lock) Initial LE disclosed this fee at $1890 please clear.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Flood Certification Fee disclosed as XXXX on LE dated XXXX, but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-07): XXXX received rebuttal comment for additional information and supporting disclosure tracking details document was provided in the loan file indicates the application date on XXXX and Initial disclosures were sent to borrower on XXXX. Hence, LE dated 0XXXX removed from testing.

Seller Comment (2024-08-06): (Rate Lock) This is clearly not our LE as it was provided prior to the application date. This is not to be included in testing. We do no need to provide a denial letter, as this LE clearly states it is not ours. Please clear.

Reviewer Comment (2024-08-02): XXXX received rebuttal, however we require denial letter/Adverse Action letter to remove the XXXX XXXX LE dated XXXX from testing.

Seller Comment (2024-07-31): (Rate Lock) Initial LE was sent XXXX by XXXX. This is clearly not our Loan Estimate as the lender reflects XXXX XXXX. Our application date was XXXX and LE sent XXXX. Fees were submitted correctly and this is more than enough to confirm no cures needed. Please clear.

Reviewer Comment (2024-07-24): XXXX Loan file was presented for testing with the XXXX LE from XXXX XXXX. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by XXXX XXXX in order to be comfortable with removing the LE from testing.

Seller Comment (2024-07-23): (Rate Lock) Initial LE disclosed this fee at XXXX please clear.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Tax Service Fee disclosed as XXXX on LE dated XXXX, but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-07): XXXX received rebuttal comment for additional information and supporting disclosure tracking details document was provided in the loan file indicates the application date on XXXX and Initial disclosures were sent to borrower on XXXX. Hence, LE dated 0XXXX removed from testing.

Seller Comment (2024-08-06): (Rate Lock) This is clearly not our LE as it was provided prior to the application date. This is not to be included in testing. We do no need to provide a denial letter, as this LE clearly states it is not ours. Please clear.

Reviewer Comment (2024-08-02): XXXX received rebuttal, however we require denial letter/Adverse Action letter to remove the XXXX XXXX LE dated XXXX from testing.

Seller Comment (2024-07-31): (Rate Lock) Initial LE was sent XXXX by XXXX. This is clearly not our Loan Estimate as the lender reflects XXXX XXXX. Our application date was XXXX and LE sent XXXX. Fees were submitted correctly and this is more than enough to confirm no cures needed. Please clear.

Reviewer Comment (2024-07-24): XXXX Loan file was presented for testing with the XXXX LE from XXXX XXXX. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by XXXX XXXX in order to be comfortable with removing the LE from testing.

Seller Comment (2024-07-23): (Rate Lock) Initial LE disclosed this fee at XXXX please clear.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109274		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Co-Borrower does not meet the minimum tradeline requirements.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guideline requirement by at least 4 months. DTII 5% or greater < guideline requirement. FICO > 40 points of guideline requirement.	XXXX	Reviewer Comment (2024-07-19): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		D	B	C	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	XXXX Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Acknowledgment of the Fair Market Value not executed by the Lender	Reviewer Comment (2024-09-19): Documents received, system cleared.

Seller Comment (2024-09-19): (Rate Lock) provided

Reviewer Comment (2024-09-19): The Security Instrument states that "This Security Instrument secures an Extension of Credit that is the type of credit defined by Subsection (a)(6) of Section 50, Article XVI of the XXXX Constitution." Loan is 50(a)(6), please provide executed disclosure.

Seller Comment (2024-09-18): (Rate Lock) Disregard. File is R/T this document does not need provided as this is not the loan program.

Seller Comment (2024-09-18): (Rate Lock) This is not needed as the property is a XXXX50f2 not a 50a6. Confirmation the LOE provided will clear all condition regarding XXXX50a6.

Reviewer Comment (2024-09-18): Exception is for Acknowledgment of the Fair Market Value not executed by the Lender. Exception remains.

Seller Comment (2024-09-12): (Rate Lock) Corrected 1008 provided

Reviewer Comment (2024-09-10): 1008 reflects cash-out. Please provide corrected 1008.

Seller Comment (2024-09-04): (Rate Lock) Property is a R/T in investor site not a cash-out
																			XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Primary	Refinance - Rate/Term	To Remediate: the lender or holder XXXX either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by XXXX compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX). (Final/XXXX)	Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXXis over disclosed by XXXX compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX).	Reviewer Comment (2024-08-15): XXXX received comment that AMC was not LOL.

Seller Comment (2024-08-13): (Rate Lock) No AMC service fee of XXXX. Only XXXX fee payable to Black Mann & Graham LLP is Doc Prep and was disclosed on the ILE.

Reviewer Comment (2024-08-02): The Final CD did not disclose amount financed of $XXXX8, this was the calculation.  The finance charge was underdisclosed by XXXX.  Fees included in the calculation are: Lender fee $XXXX, AMC fee (service fee) XXXX, Flood cert XXXX, Broker fee $XXXX, prepaid int $XXXX, Processing fee $XXXX, tax service XXXX, Title-courieer $XXXX, Title-recording service XXXX, Title-Escrow XXXX and Verif fee $XXXX.  If lender did not include the AMC fee as a service fee, which XXXX be causing the discrepancy, The AMC portion could be either Finance charge or Non-Finance charge.  Depending on the purpose/service of the AMC fee.  Please provide explanation of services performed by AMC to determine if excludable as a 4c7 fee.

Seller Comment (2024-08-01): (Rate Lock) Please advise what CD reflects the Amount finance of  $XXXX
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXis under disclosed by XXXX compared to the calculated Finance Charge of $XXXX which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX). (Final/XXXX)	Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXis under disclosed by XXXX compared to the calculated Finance Charge of $XXXX9 which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX).	Reviewer Comment (2024-08-15): XXXX received comment that AMC was not LOL.

Seller Comment (2024-08-13): (Rate Lock) No AMC service fee of XXXX. Only XXXX fee payable to Black Mann & Graham LLP is Doc Prep and was disclosed on the ILE.

Reviewer Comment (2024-08-02): The Final CD did not disclose amount financed of $XXXX8, this was the calculation.  The finance charge was underdisclosed by XXXX.  Fees included in the calculation are: Lender fee $XXXX, AMC fee (service fee) XXXX, Flood cert XXXX, Broker fee $XXXX, prepaid int $XXXX, Processing fee $XXXX, tax service XXXX, Title-courieer $XXXX, Title-recording service XXXX, Title-Escrow XXXX and Verif fee $XXXX.  If lender did not include the AMC fee as a service fee, which XXXX be causing the discrepancy, The AMC portion could be either Finance charge or Non-Finance charge.  Depending on the purpose/service of the AMC fee.  Please provide explanation of services performed by AMC to determine if excludable as a 4c7 fee.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Administration Fee of $XXXX0 was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-07): XXXX received rebuttal comment for additional information and supporting disclosure tracking details document was provided in the loan file indicates the application date on XXXX and Initial disclosures were sent to borrower on XXXX. Hence, LE dated 0XXXX removed from testing.

Seller Comment (2024-08-06): (Rate Lock) This is clearly not our LE as it was provided prior to the application date. This is not to be included in testing. We do no need to provide a denial letter, as this LE clearly states it is not ours. Please clear.

Reviewer Comment (2024-08-02): XXXX received rebuttal, however we require denial letter/Adverse Action letter to remove the XXXX XXXX LE dated XXXX from testing.

Seller Comment (2024-07-31): (Rate Lock) Initial LE was sent XXXX by XXXX. This is clearly not our Loan Estimate as the lender reflects XXXX XXXX. Our application date was XXXX and LE sent XXXX. Fees were submitted correctly and this is more than enough to confirm no cures needed. Please clear.

Reviewer Comment (2024-07-24): XXXX Loan file was presented for testing with the XXXX LE from XXXX XXXX. Please provide additional information on why LE was provided in file if it was not related to this loan and/or provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied by XXXX XXXX in order to be comfortable with removing the LE from testing.

Seller Comment (2024-07-23): (Rate Lock) Initial LE disclosed this fee at $XXXX please clear.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Earlier appraisal report version with effective date of XXXX that was provided to the borrower on XXXX is missing.	Reviewer Comment (2024-09-18): Appraisal report provided, exception cleared.

Seller Comment (2024-09-12): (Rate Lock) Appraisal provided

Reviewer Comment (2024-08-21): All copies are required for ECOA delivery requirements.

Seller Comment (2024-08-20): (Rate Lock) Tis is a transferred appraisal prior to our application date. We shouldn't be responsible for the delivery of versions of it we never received.

Reviewer Comment (2024-08-14): Doc id XXXX reflects the borrower's name and subject address and delivery of an appraisal report to the Borrower on XXXX. The report in file is dated XXXX. Please provide copy of report that was delivered to the Borrower on XXXX

Seller Comment (2024-08-13): (Rate Lock) This is not for our loan. We only have 1 appraisal sent to the borrower. Please waive.

Reviewer Comment (2024-08-07): Doc id XXXX reflects delivery of an appraisal report to the Borrower on XXXX. The report in file is dated XXXX. Please provide copy of report that was delivered to the Borrower on XXXX

Seller Comment (2024-08-01): (Rate Lock) 2. This is a transferred appraisal but there is no XXXX appraisal. The AIR cert says it was inspected on 4XXXX so that the earliest the effective date would be.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		D	B	C	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109274		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(XXXX50(a)(6)) XXXX Cash-out Loan (T-42 Endorsement Not Obtained)	XXXX Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the XXXX T-42.1 endorsement. (The loan is a XXXX Section 50 (a)(6) home equity loan.)					Reviewer Comment (2024-07-25): Waived per client request Seller Comment (2024-07-23): (Rate Lock) Acknowledged please waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	D	B	C	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109274		XXXX	XXXX	XXXX	Credit	Compliance	Miscellaneous Compliance	Compliance	Borrower is not receiving cash back on a loan that was identified as Cash Out.	Date Issued: XXXX	Loan was originated as cash out however, Borrower is bringing funds to closing. Incorrect loan type.				Reviewer Comment (2024-09-19): Corrected 1008 received. Seller Comment (2024-09-12): (Rate Lock) Corrected 1008 provided Reviewer Comment (2024-09-10): 1008 reflects cash-out. Please provide corrected 1008. Seller Comment (2024-09-04): (Rate Lock) Property is a R/T in investor site not a cash-out	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		D	B	C	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109274	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely)	XXXX Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not signed by lender at or before closing.	Reviewer Comment (2024-09-25): Cure documentation received.

Seller Comment (2024-09-25): (Rate Lock) The documents were previously provided and cleared (per below). The tracking label shows it was delivered. Please clear.

Reviewer Comment (2024-09-25): Cure for the Fair Market Acknowledgement is as follows:
(1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR,
(2) refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.

Seller Comment (2024-09-24): (Rate Lock) This was delivered yesterday please clear
																				XXXX		2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Rate/Term	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109205		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-07-26): Final title policy received and associated. Exception cleared.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109205		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title does not contain the loan amount coverage.				Reviewer Comment (2024-07-26): Title policy amount updated from final title policy. Exception cleared. Seller Comment (2024-07-25): Final Title Policy has been provided.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109205		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-07-25): Fraud Report received and associated. Exception cleared. Seller Comment (2024-07-24): XXXX Report has been provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109205	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-08-21): Waived per client request.

Seller Comment (2024-08-15): 08.15.24 - Per ECOA Rules for an address correction (Grammatical error) a 3 day waiting period is not required.  We agree with the finding and accept the EV2 rating.

Reviewer Comment (2024-08-13): Please provide 72 hour appraisal delivery waiver as delivery of XXXX report was done at closing.

Seller Comment (2024-08-05): 08.05.24 - Only one Appraisal was done. The UW did request a minor adjustment to the address with no effect on the value of the property and it was a request on our part. Per ECOA Rules for an address correction (Gramatical error) not require another 3 day waiting period. Please review document attached.

Reviewer Comment (2024-07-30): Initial appraisal delivery received three days prior to consummation date.  Final appraisal report delivery to borrower on the Note s=date of XXXX4 and not three days prior to consummation date.  This EV2 exception remains.

Seller Comment (2024-07-26): Appraisal was provided to Borrower electronically. Please see Appraisal Delivery Certificate attached.
																					XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109205		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-07-30): Documents received, system cleared. Seller Comment (2024-07-26): Appraisal was provided to Borrower electronically. Please see Appraisal Delivery Certificate attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109205		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Co-Borrower is a wage earner and 2023 W2 transcripts results are not in the loan file as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrowers have been employed in the same industry 5+ years. Reserves > than guideline requirement by at least 4 months.	XXXX	Reviewer Comment (2024-07-22): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109205		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The DTI is >45% and the loan file does not contain a residual income worksheet as required by guidelines.				Reviewer Comment (2024-07-25): Residual Income Worksheet received and associated. Exception cleared. Seller Comment (2024-07-24): The Residual Income Worksheet has been provided.	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	CA	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109206		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation (XXXX) to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-08-07): Appraisal delivery receipt received and verified. Exception Cleared Seller Comment (2024-08-06): Appraisal Delivered Receipt has been provided.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109206	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX)	Creditor did not provide a copy of each valuation (XXXX) to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-08-21): Loan meets ECOA timing requirements. Exception cleared.

Seller Comment (2024-08-15): 8.15.24 - Per ECOA 14(a)(1)-7 - 7. Multiple versions of appraisals or valuations. For purposes of § 1002.14(a)(1), the reference to “all” appraisals and other written valuations does not refer to all versions of the same appraisal or other valuation. If a creditor has received multiple versions of an appraisal or other written valuation, the creditor is required to provide only a copy of the latest version received. If, however, a creditor already has provided a copy of one version of an appraisal or other written valuation to an applicant, and the creditor later receives a revision of that appraisal or other written valuation, then the creditor also must provide the applicant with a copy of the revision to comply with § 1002.14(a)(1). If a creditor receives only one version of an appraisal or other valuation that is developed in connection with the applicant's application, then that version must be provided to the applicant to comply with § 1002.14(a)(1).

Reviewer Comment (2024-08-12): Delivery provided on  XXXX and XXXX. Delivery required forXXXX4 report.

Seller Comment (2024-08-06): Appraisal Delivered Receipt has been provided.
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109206		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure (XXXX) not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-08-07): XXXX received XXXX CD received 3 business days prior to consummation. Seller Comment (2024-08-06): The Initial CD was issued on XXXX and received on same day by Borrower. Please see attached ICD.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	No Defined Cure	D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109206	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower is self employed with a business not run out of their home, purchasing a primary residence relocating more than XXXX which guidelines do not allow for.	Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-21): Lender Exception with Compensating Factors.

Seller Comment (2024-08-16): XXXX - Please escalate.  Exception was approved by XXXX with those compensating factors listed, see attached.

Reviewer Comment (2024-08-12): Valid compensating factors not listed on exception in file (strong borrowers, reserves are TBD since not all assets verified yet) to downgrade/waive exception. Please provide compensating factors that were relied upon to make the exception.

Seller Comment (2024-08-05): XXXX - Do not concur.  XXXX already granted an exception for this issue, exception #1593, please see attached

Reviewer Comment (2024-08-01): Please provide valid compensating factors for consideration of downgrade/waiving exception. Listed comp factors are strong borrower and reserves TBD.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109206	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Borrower is self employed with a business not run out of their home, purchasing a primary residence relocating more than XXXX which guidelines do not allow for.	Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-21): Lender Exception with Compensating Factors.

Seller Comment (2024-08-16): XXXX - Please escalate.  Exception was approved by XXXX with those compensating factors listed, see attached.

Reviewer Comment (2024-08-12): Valid compensating factors not listed on exception in file (strong borrowers, reserves are TBD since not all assets verified yet) to downgrade/waive exception. Please provide compensating factors that were relied upon to make the exception.

Seller Comment (2024-08-05): Do not concur.  XXXX already granted an exception for this issue, exception #1593, please see attached

Reviewer Comment (2024-08-01): Please provide valid compensating factors for consideration of downgrade/waiving exception. Listed comp factors are strong borrower and reserves TBD.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109206		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Residual Income Worksheet not provided.				Reviewer Comment (2024-08-06): Exception Cleared - Received Residual Income Worksheet associated the same. Seller Comment (2024-08-05): XXXX - Residual Income Worksheet has been provided.	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	FL	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109206		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The CPA letter in file verifying the Borrower's ownership in the business used for qualification is not date.				Reviewer Comment (2024-08-15): Dated CPA Letter provided and updated exception cleared Seller Comment (2024-08-14): Please see updated dated CPA letter, with correction initialed by CPA	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109206		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The CPA letter in file verifying the Borrower's ownership in the business used for qualification is not date.				Reviewer Comment (2024-08-15): Dated CPA Letter provided and updated exception cleared Seller Comment (2024-08-14): Please see updated dated CPA letter, with correction initialed by CPA	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109206		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The CPA letter in file verifying the Borrower's ownership in the business used for qualification is not dated.				Reviewer Comment (2024-08-15): Dated CPA Letter provided and updated exception cleared Seller Comment (2024-08-14): Please see updated dated CPA letter, with correction initialed by CPA	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109206		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The CPA letter in file verifying the Borrower's ownership in the business used for qualification is not dated.				Reviewer Comment (2024-08-15): Dated CPA Letter provided and updated exception cleared Seller Comment (2024-08-14): Please see updated dated CPA letter, with correction initialed by CPA	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109206		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Denise Hatch CPA Letter	The CPA letter in file verifying the Borrower's ownership in the business used for qualification is not dated.				Reviewer Comment (2024-08-15): Dated CPA Letter provided and updated exception cleared Seller Comment (2024-08-14): Please see updated dated CPA letter, with correction initialed by CPA	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109207		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report does not reflect an ALTA Loan Policy amount. Final Title Policy was not provided to verify sufficient title coverage was obtained.				Reviewer Comment (2024-08-13): Final Title Policy Provided and updated Seller Comment (2024-08-09): Final Title Policy Attached	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109207		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-08-13): Final Title Policy Provided and updated	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109207	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Reviewer Comment (2024-08-16): Appraisal was sent to borrower and viewed on XXXX, exception cleared

Seller Comment (2024-08-15): XXXX - See attached Letter sent to the borrower on XXXX and XXXX in addition to the Loan Alerts which shows the appraisals were sent and viewed by the borrowers.

Reviewer Comment (2024-08-13): Appraisal dated XXXX, delivery provided however it is dated XXXX. Please provide evidence of delivery dated after the report date of XXXX.

Reviewer Comment (2024-07-18): Appraisal Notice received in file and appraisal delivery date updated in Clarity. Exception Cleared.

Seller Comment (2024-07-17): Sent email verification borrower received the Appraisal report.
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109207	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.	Reviewer Comment (2024-09-09): Appraisals were delivered to the client.

Seller Comment (2024-09-05): We do not have any appraisal completed or provided to the borrower on XXXXXXXX.  Letters provided to the borrower were dated XXXX and XXXX.  The Loan Alerts show the dates the appraisals were sent and viewed by the borrowers.

Reviewer Comment (2024-08-21): We have proof of appraisal delivery to borrower for final appraisal report date of XXXXXXXX.  We also have proof of initial appraisal delivery to borrower on XXXXXXXX but we are still missing a copy of the initial appraisal report that belongs with the XXXXXXXX delivery date.

Seller Comment (2024-08-15): XXXX - See attached Letter sent to the borrower on XXXX and XXXX in addition to the Loan Alerts which shows the appraisals were sent and viewed by the borrowers.

Reviewer Comment (2024-08-13): Appraisal dated XXXX, delivery provided however it is dated XXXX. Please provide evidence of delivery dated after the report date of XXXX.

Seller Comment (2024-08-06): Previously Sent email verification borrower received the Appraisal report. (Doc 0269)
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109193		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-07-15): Exception cleared - Received fraud report and update clarity as required. Seller Comment (2024-07-12): Sent XXXX Report	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109193		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Insurance Coverage reflects a shortfall of $XXXX and the replacement cost estimate or extended coverage is missing from the loan file. Policy does not reflect 100% replacement cost of the dwelling.				Reviewer Comment (2024-07-15): Exception cleared - Received replacement cost estimate and update clarity as required. Seller Comment (2024-07-12): Sent Replacement Cost Estimator	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109193		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XXXX)	Seller paid fees on Final CD and seller CD is missing				Reviewer Comment (2024-07-15): XXXX received Seller CD. Seller Comment (2024-07-11): Sent Seller CD	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109193		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-07-05): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109193		XXXX	XXXX	XXXX	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: XXXX Issue Date: XXXX; Received Date: XXXX; Signed Date: XXXX	The Closing Disclosure issued on XXXX was signed and dated by Borrower on XXXX.				Reviewer Comment (2024-08-14): LOE received, date was incorrect. Seller Comment (2024-08-07): Borrower Verified through email that they signed the CD on XXXX the date on CD was an error	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109193	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Letter	Missing evidence the ownership percentage is not be less than 25%, and needs to be documented via CPA letter, Operating Agreement, or equivalent.	Reviewer Comment (2024-07-12): Received Articles of Incorporation, Ownership verified. Exception cleared.

Seller Comment (2024-07-11): The XXXX Bank XXXX Statements Guidelines states CPA letter, Operating Agreement or equivalent. The Articles of Incorporation reflect the borrower as the sole founding officer/director, and the annual reports from XXXXall reflect the same. Furthermore, the borrower attested that they are 100% owner as sole proprietor. This documentation was found acceptable to meet XXXX Bank guidelines.

Reviewer Comment (2024-07-10): Received Articles of Incorporation with registered agent as borrower but Missing evidence of ownership percentage, needs to be documented via CPA letter, Operating Agreement, or equivalent. Exception Remains.

Seller Comment (2024-07-09): See attached printout from the XXXX XXXX verifying the borrower is only registered agent, along with the original articles of incorporation verifying the same.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109193	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing evidence the ownership percentage is not be less than 25%, and needs to be documented via CPA letter, Operating Agreement, or equivalent.	Reviewer Comment (2024-07-12): Received Articles of Incorporation, Ownership verified. Exception cleared.

Seller Comment (2024-07-11): The XXXX Bank XXXX Statements Guidelines states CPA letter, Operating Agreement or equivalent. The Articles of Incorporation reflect the borrower as the sole founding officer/director, and the annual reports from XXXXall reflect the same. Furthermore, the borrower attested that they are 100% owner as sole proprietor. This documentation was found acceptable to meet XXXX Bank guidelines.

Reviewer Comment (2024-07-10): Received Articles of Incorporation with registered agent as borrower but missing evidence of ownership percentage, needs to be documented via CPA letter, Operating Agreement, or equivalent. Exception Remains.

Seller Comment (2024-07-09): See attached printout from the XXXX XXXX verifying the borrower is only registered agent, along with the original articles of incorporation verifying the same.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109193		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing evidence the ownership percentage is not be less than 25%, and needs to be documented via CPA letter, Operating Agreement, or equivalent.				Reviewer Comment (2024-07-12): Received Articles of Incorporation, Ownership verified. Exception cleared. Seller Comment (2024-07-09): See attached printout from the XXXX XXXX verifying the borrower is only registered agent, along with the original articles of incorporation verifying the same.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109193		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing evidence the ownership percentage is not be less than 25%, and needs to be documented via CPA letter, Operating Agreement, or equivalent.				Reviewer Comment (2024-07-12): Received Articles of Incorporation, Ownership verified. Exception cleared. Seller Comment (2024-07-09): See attached printout from the XXXX XXXX verifying the borrower is only registered agent, along with the original articles of incorporation verifying the same.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109193		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing evidence the ownership percentage is not be less than 25%, and needs to be documented via CPA letter, Operating Agreement, or equivalent.				Reviewer Comment (2024-07-12): Received Articles of Incorporation, Ownership verified. Exception cleared. Seller Comment (2024-07-09): See attached printout from the XXXX XXXX verifying the borrower is only registered agent, along with the original articles of incorporation verifying the same.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109332		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-09-11): E-sign consent agreement provided , Exception cleared Seller Comment (2024-09-05): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109332		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-09-18): Prelim provided, exception cleared. Reviewer Comment (2024-09-16): Please provide title final policy with title policy amount, Exception remains. Seller Comment (2024-09-11): (Rate Lock) Nothing needs provided. We accept the EV2 to remain as is and wish to waive. Reviewer Comment (2024-09-11): Exception approved document not provided , Exception remains . Seller Comment (2024-09-05): (Rate Lock) Accept the EV2 please waive.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109332		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Max LTV on a rate/term refinance for an investment is 80% and the subject LTV is 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109332		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Max LTV on a rate/term refinance for an investment is 80% and the subject LTV is 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109332		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception to allow for multiple NSF	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109332		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to use three businesses in income qualification when guidelines allow for two.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109332		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for property being listed within the last 6 months - listing cancelled on XXXX and lock reflects 3 yr prepay.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109329		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Subject property is a non warrantable condo and the max LTV is 80% per guidelines subject loan is 85%.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous Miscellaneous	719 FICO 39% DTI and max is 45% 0X30X48 housing history	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors. Seller Comment (2024-09-05): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109329		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Subject property is a non warrantable condo and the max LTV is 80% per guidelines subject loan is 85%.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous Miscellaneous	719 FICO 39% DTI and max is 45% 0X30X48 housing history	XXXX	Reviewer Comment (2024-09-20): Lender exception with compensating factors. Seller Comment (2024-09-18): (Rate Lock) T&I provided for XXXX Seller Comment (2024-09-15): (Rate Lock) The attached mortgage is not in the borrower's name. Also state we included the T&I payment. Reviewer Comment (2024-09-06): One of the comp factor for lender exception iis 39% DTI but once PITIA payment for XXXX XXXX is included in DTI calculation the new DTI is 46.703% which exceed maximum DTI of 45%. Seller Comment (2024-09-05): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109329		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Subject property is a non warrantable condo and the max LTV is 80% per guidelines subject loan is 85%.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous Miscellaneous	719 FICO 39% DTI and max is 45% 0X30X48 housing history	XXXX	Reviewer Comment (2024-09-20): Lender exception with compensating factors. Seller Comment (2024-09-18): (Rate Lock) T&I provided for XXXX Seller Comment (2024-09-15): (Rate Lock) The attached mortgage is not in the borrower's name. Also state we included the T&I payment. Reviewer Comment (2024-09-06): One of the comp factor for lender exception iis 39% DTI but once PITIA payment for XXXX XXXX is included in DTI calculation the new DTI is 46.703% which exceed maximum DTI of 45%. Seller Comment (2024-09-05): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109329		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document reason for not including mortgage payment for REO XXXX. Upon receipt and review of provided documentation additional exceptions XXXX apply.				Reviewer Comment (2024-09-06): Mortgage statement provided including PITIA payment and was included in DTI calculation. Seller Comment (2024-08-29): (Rate Lock) REO docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109329		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	One of the comp factor for lender exception iis 39% DTI but once PITIA payment for XXXXis included in DTI calculation the new DTI is 46.703% which exceed maximum DTI of 45%.				Reviewer Comment (2024-09-20): Insurance verification and Tax verification received and updated. Exception cleared. Seller Comment (2024-09-18): (Rate Lock) T&I provided XXXX Seller Comment (2024-09-15): (Rate Lock) The attached mortgage is not in the borrower's name. Also state we included the T&I payment.	XXXX			1		A		A		A		A		A	XXXX	FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109329		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.70276% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	One of the comp factor for lender exception iis 39% DTI but once PITIA payment for XXXX XXXX is included in DTI calculation the new DTI is 46.703% which exceed maximum DTI of 45%.				Reviewer Comment (2024-09-20): Tax verification and Insurance verification received and updated. Exception cleared. Seller Comment (2024-09-18): (Rate Lock) T&I provided XXXX Seller Comment (2024-09-15): (Rate Lock) The attached mortgage is not in the borrower's name. Also state we included the T&I payment.	XXXX			1		A		A		A		A		A	XXXX	FL	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109329		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.70276% exceeds Guideline total debt ratio of 45.00000%.	One of the comp factor for lender exception iis 39% DTI but once PITIA payment for XXXX is included in DTI calculation the new DTI is 46.703% which exceed maximum DTI of 45%.				Reviewer Comment (2024-09-20): Insurance verification and tax verification received for property XXXX XXXX. Exception cleared Seller Comment (2024-09-18): (Rate Lock) T&I provided XXXX Reviewer Comment (2024-09-16): Other expense $XXXX has been considered in DTI for the property "XXXX XXXX" and relevant document for the same is missing in file. Exception remains. Seller Comment (2024-09-15): (Rate Lock) The attached mortgage is not in the borrower's name. Also state we included the T&I payment.	XXXX			1		A		A		A		A		A	XXXX	FL	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109329		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	One of the comp factor for lender exception iis 39% DTI but once PITIA payment for XXXX XXXX is included in DTI calculation the new DTI is 46.703% which exceed maximum DTI of 45%.				Reviewer Comment (2024-09-20): Insurance verification and Tax verification received and updated. Exception cleared. Seller Comment (2024-09-18): (Rate Lock) T&I provided XXXX Seller Comment (2024-09-15): (Rate Lock) The attached mortgage is not in the borrower's name. Also state we included the T&I payment.	XXXX			1		A		A		A		A		A	XXXX	FL	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided	File is missing 12 months bank statements for XXXX XXXX and proof of 25% minimum property ownership.	Reviewer Comment (2024-08-21): 12 months account statements provided.

Reviewer Comment (2024-08-21): Bank statements received and 12 month duration met. Provide Verification of at least 25% ownership in XXXX

Reviewer Comment (2024-07-26): Exception Remains - The received bank statement is for the account ending XXXX is for XXXX and for the same bank account XXXX month statement is missing. Also we do not have confirmation that we have to use account XXXX for XXXX XXXX income

Seller Comment (2024-07-25): Additional bank stmts and Letter confirming date.

Reviewer Comment (2024-07-23): 12 months bank statement provided however documentation not dated within 90 days of the Note date ofXXXXXX. The latest YTD bank statement provided is of XXXX). The bank statement is required within 90 days of the note date and CPA letter or third party verification is required to verify the of borrower ownership% of the business. Exception Remains

Seller Comment (2024-07-22): Operating Agreement from file shows 100% ownership. 12 month back stmts will not be within 90s days - they are from 2023.  Please advise.

Reviewer Comment (2024-07-19): 12 months bank statement provided however documentation not dated within 90 days of the Note date and verification borrower meets percentage of ownership requirement are still outstanding.

Seller Comment (2024-07-18): 5-2023 & 7-2023 stmts

Reviewer Comment (2024-07-17): Exception Remains - Provide the bank statement for 2 months date XXXX.

Seller Comment (2024-07-15): UW LOE and Supporting Documents
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	File is missing 12 months bank statements for XXXX XXXX and proof of 25% minimum property ownership.	Reviewer Comment (2024-09-07): Documents received, system cleared.

Seller Comment (2024-09-03): Operating Agreements - Summary Letter

Reviewer Comment (2024-08-21): Bank statements received and 12 month duration met. Provide Verification of at least 25% ownership in XXXX

Reviewer Comment (2024-07-26): Exception Remains - The received bank statement is for the account XXXX is for XXXX and for the same bank account XXXX month statement is missing. Also we do not have confirmation that we have to use account XXXX for XXXX XXXX income

Seller Comment (2024-07-25): Additional bank stmts and Letter confirming date.

Reviewer Comment (2024-07-23): 12 months bank statement provided however documentation not dated within 90 days of the Note date of XXXXXXXX. The latest YTD bank statement provided is of XXXX/XXXX(XXXX). The bank statement is required within 90 days of the note date and CPA letter or third party verification is required to verify the of borrower ownership% of the business. Exception Remains

Seller Comment (2024-07-22): Operating Agreement from file shows 100% ownership. 12 month back stmts will not be within 90s days - they are from 2023.  Please advise.

Reviewer Comment (2024-07-19): 12 months bank statement provided however documentation not dated within 90 days of the Note date and verification borrower meets percentage of ownership requirement are still outstanding.

Reviewer Comment (2024-07-19): EXCEPTION HISTORY - Exception Explanation was updated on 0XXXX PRIOR Exception Explanation: Account Statements - Business, Third Party Verification

Seller Comment (2024-07-18):XXXX

Reviewer Comment (2024-07-17): Exception Remains - Provide the bank statement for 2 months dateXXXX3 for the account ending XXXX.

Seller Comment (2024-07-15): UW LOE and Supporting Documents
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Data was not provided	Income Source and Qualifying Monthly Income Amount are required. (XXXX,XXXX XXXX XXXX/Bank Statements)	File is missing 12 months bank statements for XXXX XXXX and proof of 25% minimum property ownership.				Reviewer Comment (2024-07-19): Bank statements provided. System Cleared. Reviewer Comment (2024-07-19): 12 months bank statement provided however documentation not dated within 90 days of the Note date and verification borrower meets percentage of ownership requirement are still outstanding. STR documentation for investment property income needs to be dateddated. Seller Comment (2024-07-18)XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation discrepancy due to File is missing 12 months bank statements for XXXX XXXX and proof of 25% minimum property ownership.	Reviewer Comment (2024-09-17): Loan is Non-QM.

Seller Comment (2024-09-03): Operating Agreements - Summary Letter

Reviewer Comment (2024-08-21): Bank statements received and 12 month duration met. Provide Verification of at least 25% ownership in XXXX.

Reviewer Comment (2024-07-23): 12 months bank statement provided however documentation not dated within 90 days of the Note date ofXXXXX. The latest YTD bank statement provided is of XXXX). The bank statement is required within 90 days of the note date and CPA letter or third party verification is required to verify the of borrower ownership% of the business. Exception Remains
																			XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	MO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Valid Change Circumstance is not provided.	Reviewer Comment (2024-07-19): XXXX received valid COC document.

Seller Comment (2024-07-18): Comments detailing appraisal complexity

Reviewer Comment (2024-07-16): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the fee was increased and what was complex about the property.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-07-15): LE and CiC
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXXXXXX dba XXXX XXXX/Bank Statements)	File is missing 12 months bank statements for XXXX XXXX and proof of 25% minimum property ownership.	Reviewer Comment (2024-09-16): Narrative, ownership, and statements provided. System cleared.

Seller Comment (2024-09-11): Business Narratives

Reviewer Comment (2024-09-09): A business narrative is required to be completed by the borrower/business owner for both XXXX XXXX businesses,  One with XXXX

Seller Comment (2024-09-03): Operating Agreements - Summary Letter

Reviewer Comment (2024-08-21): Bank statements received and 12 month duration met. Provide Verification of at least 25% ownership in XXXX LLC and XXXX LLC as required by Guidelines.

Reviewer Comment (2024-07-23): 12 months bank statement provided however documentation not dated within 90 days of the Note date ofXXXXThe latest YTD bank statement provided is of XXXXhe bank statement is required within 90 days of the note date and CPA letter or third party verification is required to verify the of borrower ownership% of the business. Exception Remains
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX/Bank Statements)	File is missing 12 months bank statements for XXXX XXXX and proof of 25% minimum property ownership.	Reviewer Comment (2024-09-16): Narrative, ownership, and statements provided. System cleared.

Seller Comment (2024-09-11): Business Narratives

Reviewer Comment (2024-09-09): A business narrative is required to be completed by the borrower/business owner for both XXXX XXXX businesses,  One with XXXX LLC bank statements and the other with XXXX LLC bank statements.

Seller Comment (2024-09-03): Operating Agreements - Summary Letter

Reviewer Comment (2024-08-21): Bank statements received and 12 month duration met. Provide Verification of at least 25% ownership in XXXX LLC and XXXX LLC as required by Guidelines.

Reviewer Comment (2024-07-23): 12 months bank statement provided however documentation not dated within 90 days of the Note date of XXXXXXXX. The latest YTD bank statement provided is of XXXXXXXX(XXXX). The bank statement is required within 90 days of the note date and CPA letter or third party verification is required to verify the of borrower ownership% of the business. Exception Remains
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Unable to verify number of bank statements vs. guidelines requirement due to missing information due to missing information. (XXXX,XXXX XXXX XXXX/Bank Statements)	File is missing 12 months bank statements for XXXX XXXX and proof of 25% minimum property ownership.				Reviewer Comment (2024-07-19): Bank statements provided. System Cleared. Reviewer Comment (2024-07-19): 12 months bank statement provided however documentation not dated within 90 days of the Note date and verification borrower meets percentage of ownership requirement are still outstanding.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statements	Ability to Repay (Dodd-Frank 2014): Unable to verity Bank Statement income due to, bank statement provided was dated more than 90 days prior to closing, third party verification provided was dated more than 90 days prior to closing, other verification was not provided from a reliable third party income source. (XXXX,XXXX XXXX XXXX/Bank Statements)	File is missing 12 months bank statements for XXXX XXXX.	Reviewer Comment (2024-09-17): Not required per Flipper Program Guidelines. Cleared per ticket XXXX.

Reviewer Comment (2024-09-16): EXCEPTION HISTORY - Exception Detail was updated on XXXXXXXX24 PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014):  Unable to verity Bank Statement income due to, bank statement provided was dated more than 90 days prior to closing, other verification provided was dated more than 90 days prior to closing, other verification was not provided from a reliable third party income source. (XXXX,XXXX XXXX XXXX/Bank Statements)

Seller Comment (2024-09-11): Business Narratives

Reviewer Comment (2024-09-09): A business narrative is required to be completed by the borrower/business owner for both XXXX XXXX businesses,  One with XXXX LLC bank statements and the other with XXXX LLC bank statements.

Seller Comment (2024-09-03): Operating Agreements - Summary Letter

Reviewer Comment (2024-07-23): 12 months bank statement provided however documentation not dated within 90 days of the Note date of XXXXXXXX. The latest YTD bank statement provided is of XXXXXXXX(XXXX). The bank statement is required within 90 days of the note date and CPA letter or third party verification is required to verify the of borrower ownership% of the business. Exception Remains
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXXX/25% Vacancy Method)	Lease Agreement or Form 1003/1025 is missing in file.				Reviewer Comment (2024-09-07): Documents received, system cleared. Seller Comment (2024-09-03): Operating Agreements - Summary Letter Reviewer Comment (2024-07-19): STR income ledger received however documentation is not dated. Dated documentation required. Seller Comment (2024-07-18): UW LOE and supporting STR docs	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 61.97280% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	File is missing 12 months bank statements for XXXX XXXX and proof of 25% minimum property ownership.				Reviewer Comment (2024-07-19): Documents provided income calculated, system cleared. Reviewer Comment (2024-07-19): EXCEPTION HISTORY - Exception Detail was updated on 0XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 62.06978% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.49084% exceeds Guideline total debt ratio of 50.00000%.	Income from XXXX XXXX not used due to missing documentation which caused the DTI to exceed the 50% guideline threshold.				Reviewer Comment (2024-07-19): DTI within limits. Bank statements and income ledger provided. Reviewer Comment (2024-07-19): EXCEPTION HISTORY - Exception Explanation was updated on 0XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 52.75567% exceeds Guideline total debt ratio of 50.00000%. Reviewer Comment (2024-07-19): EXCEPTION HISTORY - Exception Explanation was updated on 0XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 62.06978% exceeds Guideline total debt ratio of 50.00000%.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing 12 months bank statements for XXXX XXXX.	Reviewer Comment (2024-09-07): Documents received, system cleared.

Seller Comment (2024-09-03): Operating Agreements - Summary Letter

Reviewer Comment (2024-08-21): Bank statements received and 12 month duration met. Provide Verification of at least 25% ownership in XXXX LLC and XXXX LLC as required by Guidelines.

Reviewer Comment (2024-07-23): 12 months bank statement provided however documentation not dated within 90 days of the Note date of XXXXXXXX. The latest YTD bank statement provided is of XXXXXXXX(XXXX). The bank statement is required within 90 days of the note date and CPA letter or third party verification is required to verify the of borrower ownership% of the business. Exception Remains
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing 12 months business bank statements for Brase XXXX and proof of 25% minimum property ownership.	Reviewer Comment (2024-09-07): Documents received, system cleared.

Seller Comment (2024-09-03): Operating Agreements - Summary Letter

Reviewer Comment (2024-08-21): Bank statements received and 12 month duration met. Provide Verification of at least 25% ownership in XXXX LLC and XXXX LLC as required by Guidelines.

Reviewer Comment (2024-07-23): 12 months bank statement provided however documentation not dated within 90 days of the Note date of XXXXXXXX. The latest YTD bank statement provided is of XXXXXXXX(XXXX). The bank statement is required within 90 days of the note date and CPA letter or third party verification is required to verify the of borrower ownership% of the business. Exception Remains
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing 12 or 24 months business bank statements for Brase XXXX and proof of 25% minimum property ownership as required per Real Estate Flipper Program guidelines (page 41).	Reviewer Comment (2024-09-07): Documents received, system cleared.

Seller Comment (2024-09-03): Operating Agreements - Summary Letter

Reviewer Comment (2024-08-21): Bank statements received and 12 month duration met. Provide Verification of at least 25% ownership in XXXX LLC and XXXX LLC as required by Guidelines.

Reviewer Comment (2024-07-26): Exception Remains - The received bank statement is for the account XXXX is for XXXXXXXX, 2/29XXXX and 04/30XXXX and for the same bank account XXXX month statement is missing. Also we do not have confirmation that we have to use account XXXX for XXXX XXXX income

Seller Comment (2024-07-25): Additional bank stmts and Letter confirming date.

Reviewer Comment (2024-07-23): 12 months bank statement provided however documentation not dated within 90 days of the Note date of XXXXXXXX. The latest YTD bank statement provided is of XXXXXXXX(XXXX). The bank statement is required within 90 days of the note date and CPA letter or third party verification is required to verify the of borrower ownership% of the business. Exception Remains

Seller Comment (2024-07-22): Operating Agreement from file shows 100% ownership. 12 month back stmts will not be within 90s days - they are from 2023.  Please advise.

Reviewer Comment (2024-07-19): 12 months bank statement provided however documentation not dated within 90 days of the Note date and verification borrower meets percentage of ownership requirement are still outstanding.

Seller Comment (2024-07-18):XXXX

Reviewer Comment (2024-07-17): Exception Remains - Provide the bank statement for 2 months date 0XXXX & 0XXXX for the account XXXX.

Seller Comment (2024-07-15): UW LOE and Supporting Documents
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	DTI greater than 50% due to missing 12 months business bank statements for Brase XXXX.	Reviewer Comment (2024-08-21): DTI updated and 12 months bank statements received.

Reviewer Comment (2024-07-26): Exception Remains - The received bank statement is for the account XXXX is for XXXXXXXX, 2/XXXX and XXXX0XXXX and for the same bank account XXXX month statement is missing. Also we do not have confirmation that we have to use account XXXX for XXXX XXXX income

Seller Comment (2024-07-25): Additional bank stmts and Letter confirming date.

Reviewer Comment (2024-07-23): 12 months bank statement provided however documentation not dated within 90 days of the Note date of XXXXXXXX. The latest YTD bank statement provided is of XXXXXXXX(XXXX). The bank statement is required within 90 days of the note date and CPA letter or third party verification is required to verify the of borrower ownership% of the business. Exception Remains

Seller Comment (2024-07-22): Operating Agreement from file shows 100% ownership. 12 month back stmts will not be within 90s days - they are from 2023.  Please advise.

Reviewer Comment (2024-07-19): 12 months bank statement provided however documentation not dated within 90 days of the Note date and verification borrower meets percentage of ownership requirement are still outstanding.

Seller Comment (2024-07-18):XXXX

Reviewer Comment (2024-07-17): Exception Remains - Provide the bank statement for 2 months date XXXX3 for the account XXXX.

Seller Comment (2024-07-15): UW LOE and Supporting Documents
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX/Bank Statements)	12 months bank statement provided however documentation not dated within 90 days of the Note date and verification borrower meets percentage of ownership requirement are still outstanding. STR statement needs to be dated.	Reviewer Comment (2024-09-16): Narrative, ownership, and statements provided. System cleared.

Seller Comment (2024-09-11): Business Narratives

Reviewer Comment (2024-09-09): A business narrative is required to be completed by the borrower/business owner for both XXXX XXXX businesses,  One with XXXX LLC bank statements and the other with XXXX LLC bank statements.

Seller Comment (2024-09-03): Operating Agreements - Summary Letter

Reviewer Comment (2024-08-21): Bank statements received and 12 month duration met. Provide Verification of at least 25% ownership in XXXX LLC and XXXX LLC as required by Guidelines. STR statement needs to be dated.
																			XXXX			1		A		A		A		A		A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statements	Ability to Repay (Dodd-Frank 2014): Unable to verity Bank Statement income due to, bank statement provided was dated more than 90 days prior to closing, third party verification provided was dated more than 90 days prior to closing, other verification was not provided from a reliable third party income source. (XXXX,XXXX XXXX XXXX/Bank Statements)	12 months bank statement provided however documentation not dated within 90 days of the Note date and verification borrower meets percentage of ownership requirement are still outstanding. STR statement needs to be dated.	Reviewer Comment (2024-09-17): Not required per Flipper Program Guidelines. Cleared per XXXX.

Reviewer Comment (2024-09-16): EXCEPTION HISTORY - Exception Detail was updated on XXXXXXXX24 PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014):  Unable to verity Bank Statement income due to, bank statement provided was dated more than 90 days prior to closing, other verification provided was dated more than 90 days prior to closing, other verification was not provided from a reliable third party income source. (XXXX,XXXX XXXX XXXX/Bank Statements)

Seller Comment (2024-09-11): Business Narratives

Reviewer Comment (2024-09-11): EXCEPTION HISTORY - Exception Detail was updated on XXXX1XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014):  Unable to verity Bank Statement income due to, bank statement provided was dated more than 90 days prior to closing. (XXXX,XXXX XXXX XXXX/Bank Statements)

Reviewer Comment (2024-09-09): A business narrative is required to be completed by the borrower/business owner for both XXXX XXXX businesses,  One with XXXX LLC bank statements and the other with XXXX LLC bank statements.

Seller Comment (2024-09-03): Operating Agreements - Summary Letter

Reviewer Comment (2024-08-21): Bank statements received and 12 month duration met. Provide Verification of at least 25% ownership in XXXX LLC and XXXX LLC as required by Guidelines. STR statement needs to be dated.
																			XXXX			1		A		A		A		A		A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265	XXXX	XXXX	XXXX	Credit	Income	Document Error	Income	YTD Date is dated more than 90 days before the application date.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX	12 months bank statement provided however documentation not dated within 90 days of the Note date.	Reviewer Comment (2024-08-21): Bank statements received and 12 month duration met. Transactions within 12 month duration, superseding 90 day requirement for Flipper Income, per Guidelines.

Reviewer Comment (2024-07-26): Exception Remains - The received bank statement is for the account XXXX is for XXXXXXXX, 2/29XXXX and 04/30XXXX and for the same bank account XXXX month statement is missing. Also we do not have confirmation that we have to use account XXXX for XXXX XXXX income

Seller Comment (2024-07-25): Additional bank stmts and Letter confirming date.

Reviewer Comment (2024-07-23): 12 months bank statement provided however documentation not dated within 90 days of the Note date of XXXXXXXX. The latest YTD bank statement provided is of XXXXXXXX(XXXX). The bank statement is required within 90 days of the note date and CPA letter or third party verification is required to verify the of borrower ownership% of the business. Exception Remains

Seller Comment (2024-07-22): Operating Agreement from file shows 100% ownership. 12 month back stmts will not be within 90s days - they are from 2023.  Please advise.
																			XXXX			1		A		A		A		A		A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address:XXXX Deposit Receipt	STR income ledger received however documentation is not dated. Dated documentation required.				Reviewer Comment (2024-07-26): Exception cleared - Received deposit Receipt and date confirmation for the ledger update clarity. Seller Comment (2024-07-25): Date confirmation	XXXX			1		A		A		A		A		A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109265		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Business Narrative	A business narrative is required to be completed by the borrower/business owner for both XXXX XXXX businesses, One with XXXX bank statements.				Reviewer Comment (2024-09-16): Provided.	XXXX			1		A		A		A		A		A	XXXX	MO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109327		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title Policy is within CA and does not reflect a coverage amount (no Final Title Policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-07-18): Lender acknowledged and elected to waive. Seller Comment (2024-07-18): (Rate Lock) Acknowledged please waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109327		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by XXXX compared to the calculated total of payments of $XXXX which exceeds the XXXX threshold. (Final/XXXX)	Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by XXXX compared to the calculated total of payments of $XXXX which exceeds the XXXX threshold.				Reviewer Comment (2024-08-06): correcting Reviewer Comment (2024-08-06): XXXX received lender documentation confirming at closing fees disclosed best available at time of closing, no violation.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109327	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Borrower is short the required 12 months reserves for the loan and the LTV exceeds guideline maximum of 85%.	Reviewer Comment (2024-09-20): Lender acknowledges and elects to waive.

Seller Comment (2024-09-19): (Rate Lock) Lender accepts and wishes to waive

Reviewer Comment (2024-09-19): Re-grade to EV2-B with lender's post close exception, alternative documentation, and compensating factors.

Seller Comment (2024-09-10): (Rate Lock) Exception provide how we were comfortable with post close dated CPA provided. Please downgrade to an EV2 and waive.

Reviewer Comment (2024-09-09): CPA letter is dated post closing.

Seller Comment (2024-09-04): (Rate Lock) CPA letter provided

Reviewer Comment (2024-07-31): Document provided is not for the subject company.  Do not have evidence current company has been in existence for 2 years.  Also do not have verification of percentage of ownership in subject business and do not have CPA and/or a cash flow analysis for the use of business funds.

Seller Comment (2024-07-22): (Rate Lock) Exception was already approved for both, and other 2 conditions cleared. Please clear
																					XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109327	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Borrower is short the required 12 months reserves for the loan, the LTV exceeds guideline maximum of 85%,the loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification and that the business has been in existence for at least 2 years and the loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-09-19): Lender exception with compensating factors, system cleared.

Reviewer Comment (2024-09-19): Re-grade to EV2-B with lender's post close exception, alternative documentation, and compensating factors.

Seller Comment (2024-09-10): (Rate Lock) Exception provide how we were comfortable with post close dated CPA provided. Please downgrade to an EV2 and waive.

Reviewer Comment (2024-09-09): CPA letter is dated post closing.

Seller Comment (2024-09-04): (Rate Lock) CPA letter provided

Reviewer Comment (2024-07-31): Document provided is not for the subject company.  Do not have evidence current company has been in existence for 2 years.  Also do not have verification of percentage of ownership in subject business and do not have CPA and/or a cash flow analysis for the use of business funds.

Seller Comment (2024-07-30): (Rate Lock) 2 year proof provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109327		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by XXXX compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX). (Final/XXXX)	Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by XXXX compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX).				Reviewer Comment (2024-08-06): XXXX received lender documentation confirming at closing fees disclosed best available at time of closing, no violation.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109327		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX is under disclosed by XXXX compared to the calculated Finance Charge of $XXXX which exceeds the XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX). (Final/XXXX)	Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX is under disclosed by XXXX compared to the calculated Finance Charge of $XXXX which exceeds the XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX).				Reviewer Comment (2024-08-06): XXXX received lender documentation confirming at closing fees disclosed best available at time of closing, no violation.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109327		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 89.52174% exceeds Guideline loan to value percentage of 85.00000%.	The subject loan LTV of 89.52% exceeds the guideline maximum of 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >than XXXX. DTI is <the guideline maximum by at least 10%. FICO >40 points of the guideline minimum.	XXXX	Reviewer Comment (2024-07-17): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109327		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 89.52174% exceeds Guideline combined loan to value percentage of 85.00000%.	The subject loan CLTV of 89.52% exceeds the guideline maximum of 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >than XXXX. DTI is <the guideline maximum by at least 10%. FICO >40 points of the guideline minimum.	XXXX	Reviewer Comment (2024-07-17): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109327		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.77 is less than Guideline PITIA months reserves of 12.00.	The Borrower is short the required 12 months reserves for the loan.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >than XXXX. DTI is <the guideline maximum by at least 10%. FICO >40 points of the guideline minimum.	XXXX	Reviewer Comment (2024-07-17): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109327		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The Borrower is short the required 12 months reserves for the loan and the LTV exceeds guideline maximum of 85% and the loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >than XXXX. DTI is <the guideline maximum by at least 10%. FICO >40 points of the guideline minimum.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors. Seller Comment (2024-09-10): (Rate Lock) Exception provide how we were comfortable with post close dated CPA provided. Please downgrade to an EV2 and waive. Reviewer Comment (2024-09-06): Received post dated CPA Letter. Exception remains. Seller Comment (2024-09-04): (Rate Lock) CPA letter provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109327		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The Borrower is short the required 12 months reserves for the loan and the loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >than XXXX. DTI is <the guideline maximum by at least 10%. FICO >40 points of the guideline minimum.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors. Seller Comment (2024-09-10): (Rate Lock) Exception provide how we were comfortable with post close dated CPA provided. Please downgrade to an EV2 and waive. Reviewer Comment (2024-09-06): Received post dated CPA Letter. Exception remains. Seller Comment (2024-09-04): (Rate Lock) CPA letter provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109327	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Borrower is short the required 12 months reserves for the loan, the LTV exceeds guideline maximum of 85%,the loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification and that the business has been in existence for at least 2 years and the loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-09-19): Lender exception provided, system cleared.

Reviewer Comment (2024-09-19): Re-grade to EV2-B with lender's post close exception, alternative documentation, and compensating factors.

Seller Comment (2024-09-10): (Rate Lock) Exception provide how we were comfortable with post close dated CPA provided. Please downgrade to an EV2 and waive.

Reviewer Comment (2024-09-09): CPA letter is dated post closing.

Seller Comment (2024-09-04): (Rate Lock) CPA letter provided

Reviewer Comment (2024-07-31): Document provided is not for the subject company.  Do not have evidence current company has been in existence for 2 years.  Also do not have verification of percentage of ownership in subject business and do not have CPA and/or a cash flow analysis for the use of business funds.

Seller Comment (2024-07-30): (Rate Lock) 2 year proof provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109327	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification and that the business has been in existence for at least 2 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >than XXXX. DTI is <the guideline maximum by at least 10%. FICO >40 points of the guideline minimum.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors.

Seller Comment (2024-09-10): (Rate Lock) Exception provide how we were comfortable with post close dated CPA provided. Please downgrade to an EV2 and waive.

Reviewer Comment (2024-09-09): CPA letter is dated post closing.

Seller Comment (2024-09-04): (Rate Lock) CPA letter provided

Reviewer Comment (2024-07-30): The provided business verification is post note dated. Also the document reflected that the business has been changed from sole proprietorship to LLC. Kindly provide CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification and that the business has been in existence for at least 2 years. Exception remains.

Seller Comment (2024-07-30): (Rate Lock) 2 year proof provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109327	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Letter	The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification and that the business has been in existence for at least 2 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >than XXXX. DTI is <the guideline maximum by at least 10%. FICO >40 points of the guideline minimum.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors.

Seller Comment (2024-09-10): (Rate Lock) Exception provide how we were comfortable with post close dated CPA provided. Please downgrade to an EV2 and waive.

Reviewer Comment (2024-09-06): Received post dated CPA Letter. Exception remains.

Seller Comment (2024-09-04): (Rate Lock) CPA letter provided

Reviewer Comment (2024-07-30): The provided business verification is post note dated. Also the document reflected that the business has been changed from sole proprietorship to LLC. Kindly provide CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification and that the business has been in existence for at least 2 years. Exception remains.

Seller Comment (2024-07-30): (Rate Lock) 2 year proof provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109327	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >than XXXX. DTI is <the guideline maximum by at least 10%. FICO >40 points of the guideline minimum.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors.

Seller Comment (2024-09-10): (Rate Lock) Exception provide how we were comfortable with post close dated CPA provided. Please downgrade to an EV2 and waive.

Reviewer Comment (2024-09-06): Received post dated CPA Letter. Exception remains.

Seller Comment (2024-09-04): (Rate Lock) CPA letter provided

Reviewer Comment (2024-07-30): The provided business verification is post note dated. Also the document reflected that the business has been changed from sole proprietorship to LLC. Kindly provide CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification and that the business has been in existence for at least 2 years. Exception remains.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109327		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification and that the business has been in existence for at least 2 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >than XXXX. DTI is <the guideline maximum by at least 10%. FICO >40 points of the guideline minimum.	XXXX	Reviewer Comment (2024-09-20): Lender exception with compensating factors.			XXXX	2		B		B		B		B		B	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109208		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report missing in file				Reviewer Comment (2024-07-22): Received Fraud Report and verified the information. Exception cleared. Seller Comment (2024-07-19): See XXXX Report	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109208		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation (XXXX) to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-07-24): Documents received, system cleared. Seller Comment (2024-07-19): See appraisal valuation tracking	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	LA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109208		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Closing Disclosure provided on XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2024-07-23): XXXX received proof of earlier receipt of 7-3 CD Seller Comment (2024-07-19): The revised CD XXXX was sent and received by the borrower XXXX by electronic delivery. See attached loan summary report.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109208		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	A Collateral Desktop Analysis fee of XXXX was added on the XXXX Closing Disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-07-22): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-07-19): A lender cure credit was provided on the initial CD and Final CD for the XXXX CDA fee. See attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109208	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	A Home Inspection Fee was added in the amount of XXXX on the XXXX Closing Disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-14): XXXX received corrected PCCD and LOE moving the non-lender required fee from section B to H.

Seller Comment (2024-08-13): See LOE and PCCD.

Reviewer Comment (2024-08-13): XXXX: The CD dated XXXX that was provided in the trailing images was also provided in the original loan package. The issue date cannot be the same date as the Final CD date and back dated, as it would not be considered a post close correction. Also, the Home inspection fee added on CD and was not disclosed any of the LE's. XXXX is unable to determine from the file whether the lender or Title company required the services. If the lender required the service then a cure is due to the borrower.  If it is optional fee lender not required the service and the borrower-chosen service provider. then it should have been disclosed in Section H, which a Corrected CD and LOE to borrower can be provided and it can be removed from testing.

Seller Comment (2024-08-12): See PCCD and the email communication gives detail about the XXXX paid by the buyer at the time of service.   What is needed in the LOE?

Reviewer Comment (2024-08-12): XXXX received email communication, however no PCCD received. Please provide PCCD and LOE to re-evaluate the exception.

Seller Comment (2024-08-09): See documentation regarding pest inspection
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109208		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-08-14): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	LA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109199		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-07-23): Received Fraud Report and verified the information. Exception cleared. Seller Comment (2024-07-22): Sent the XXXX Report	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109199		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	“Date Issued (Not Provided)” is checked on Closing Disclosure within the loan file.				Reviewer Comment (2024-07-23): XXXX received LOA to remove document(s) 44, 142 estimated to be provided on XXXX & XXXX. from testing as not provided to the borrower. Seller Comment (2024-07-22): Letter of Explanation sent for CD's not provided to the borrower.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109199		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	“Date Issued (Not Provided)” is checked on Closing Disclosure within the loan file.				Reviewer Comment (2024-07-23): XXXX received LOA to remove document(s) 44, 142 estimated to be provided on XXXX & XXXX. from testing as not provided to the borrower. Seller Comment (2024-07-22): Letter of Explanation sent for CD's not provided to the borrower.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109199		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Irregular Transactions Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2024-07-24): Documents received, system cleared. Seller Comment (2024-07-22): Loan Summary Report shows CD dated pre close CD dated XXXX received by the borrower three days prior to closing.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109199		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	The Tolerance Cure was provided on the final signed and dated Closing Disclosure.				Reviewer Comment (2024-07-17): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109199		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Revised report (XXXX) with updated value loan file does not document was provided to the Borrower.				Reviewer Comment (2024-07-24): Documents received, system cleared. Reviewer Comment (2024-07-23): Received Appraisal delivery document does not reflect to whom appraisal report was delivered. Please provide document with borrower's email id or acknowledgement from the borrower side of receiving appraisal report. Exception remains. Seller Comment (2024-07-22): Appraisal Acknowledgement discloses borrower received Appraisal Report dated XXXX	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109199		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2024-07-24): Initial appraisal provided and proof of appraisal delivery provided Seller Comment (2024-07-22): Appraisal Acknowledgement discloses borrower received Appraisal Report dated 06/1XXXX24	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109199		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Missing the tax cert for the subject property.				Reviewer Comment (2024-08-28): Tax certificate received & associated. Exception cleared. Seller Comment (2024-08-27): See attached email from title agent regarding taxes.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109209		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-09-09): Received evidence of delivery. Seller Comment (2024-09-04): valuation tracking provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Second Home	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109209		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.				Reviewer Comment (2024-09-05): SiusAMC received disclosures summary shows ICD received 3 business days prior to consummation. Seller Comment (2024-09-04): Disagree loan summary report provided -please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109209		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Fee Amount of XXXX exceeds tolerance of XXXX.				Reviewer Comment (2024-09-05): XXXX received COC docs. Seller Comment (2024-09-04): Disagree--- COC provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109209		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Fee Amount of XXXX exceeds tolerance of XXXX.				Reviewer Comment (2024-09-05): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-09-04): Disagree - final CD showing cure of XXXX provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109209		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-09-09): Received evidence of delivery. Seller Comment (2024-09-04): Disagree - loan summary report provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Second Home	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109209		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-09-05): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	FL	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109212		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-07-30): Fraud report received & associated. Exception cleared. Seller Comment (2024-07-29): 7/29XXXX - See Fraud Report.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WI	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109212		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	0% tolerance was exceeded by XXXX due to Appraisal Fee. No valid COC provided, Specific credit of XXXX has been provided as cure at closing.				Reviewer Comment (2024-07-23): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	WI	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109337		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requesting to allow a first time homebuyer/first time investor at 85% LTV	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-15): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109337		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.95 is less than Guideline PITIA months reserves of 9.00.		Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-15): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109340	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The Co-Borrower’s Verification of Employment (XXXX) and (XXXX) within 10 business days of the Note not provided.	Reviewer Comment (2024-08-28): Loan is ATR Risk

Seller Comment (2024-08-27): (Rate Lock) Page 5 reflects XXXX XXXX who is reflected on the paystub. They are the same person.

Reviewer Comment (2024-08-26):XXXX7 ICD for XXXX not in fle to evidence the co borrower was listed on the document to support the Lender Exception for Alt Doc used to verify employment.

Seller Comment (2024-08-26): (Rate Lock) Updated exception provided as to how we became comfortable with VOE outside 10 business days

Reviewer Comment (2024-08-16): It needs to be documented what alternative documentation was used to get comfortable with allowing a lender exception.

Seller Comment (2024-08-13): (Rate Lock) Exception provided for VVOE from LT to be 11 business days. XXXX CPA letter is 10 business days 14 days (minus 4 weekend days). Please clear.

Reviewer Comment (2024-08-12): No alternate documentation was provided for the timing of the verification of employment for Lawyer's title and a VVOE was not provided in file for XXXX. Exception remains EV3.

Seller Comment (2024-08-07): (Rate Lock) VOEs and exception provided
																			XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109340	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX/Wages)	The Co-Borrower’s Verification of Employment (XXXX) and (XXXX) within 10 business days of the Note not provided.	Reviewer Comment (2024-08-29): Lender acknowledges EV2 exception.

Seller Comment (2024-08-29): (Rate Lock) Accept the EV2 risk grade and wish to proceed with waiving.

Reviewer Comment (2024-08-28): Regraded to EV2-B based on use of alternate documentation to satisfy employment status verification for XXXX per post-close lender exception.  XXXX employment status acceptable with CPA Letter dated within 10 business days of consummation.

Reviewer Comment (2024-08-26XXXX ICD for XXXX not in fle to evidence the co borrower was listed on the document to support the Lender Exception for Alt Doc used to verify employment.

Seller Comment (2024-08-26): (Rate Lock) Updated exception provided as to how we became comfortable with VOE outside 10 business days

Reviewer Comment (2024-08-16): It needs to be documented what alternative documentation was used to get comfortable with allowing a lender exception.

Seller Comment (2024-08-13): (Rate Lock) Exception provided for VVOE from LT to be 11 business days. XXXX CPA letter is 10 business days 14 days (minus 4 weekend days). Please clear.

Reviewer Comment (2024-08-12): No alternate documentation was provided for the timing of the verification of employment for Lawyer's title and a VVOE was not provided in file for XXXX. Exception remains EV3.

Seller Comment (2024-08-07): (Rate Lock) VOEs and exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109340		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-07): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-08-06): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109340	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	The Co-Borrower’s Third-party employment verification (XXXX) within 10 business days of the Note not provided.	Reviewer Comment (2024-08-29): Lender acknowledges EV2 exception.

Seller Comment (2024-08-29): (Rate Lock) Accept the EV2 risk grade and wish to proceed with waiving.

Reviewer Comment (2024-08-28): Regraded to EV2-B based on use of alternate documentation to satisfy employment status verification for XXXX per post-close lender exception.  XXXX employment status acceptable with CPA Letter dated within 10 business days of consummation.

Seller Comment (2024-08-27): (Rate Lock) Page 5 reflects XXXX XXXX who is reflected on the paystub. They are the same person.

Reviewer Comment (2024-08-26): XXXX for XXXX not in fle to evidence the co borrower was listed on the document to support the Lender Exception for Alt Doc used to verify employment.

Seller Comment (2024-08-26): (Rate Lock) Updated exception provided as to how we became comfortable with VOE outside 10 business days

Reviewer Comment (2024-08-16): It needs to be documented what alternative documentation was used to get comfortable with allowing a lender exception.

Seller Comment (2024-08-13): (Rate Lock) Exception provided for VVOE from LT to be 11 business days. XXXX CPA letter is 10 business days 14 days (minus 4 weekend days). Please clear.

Reviewer Comment (2024-08-12): No alternate documentation was provided for the timing of the verification of employment for Lawyer's title and a VVOE was not provided in file for XXXX. Exception remains EV3.

Seller Comment (2024-08-07): (Rate Lock) VOEs and exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109340		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Earlier appraisal report version with effective date of XXXX that was provided to the Borrower on XXXX is missing.				Reviewer Comment (2024-08-16): Documentation provided. Seller Comment (2024-08-13): (Rate Lock) Provided Reviewer Comment (2024-08-12): Please upload report that was delivered to the Borrower on 06.25.2024. Seller Comment (2024-08-06): (Rate Lock) Pages 461-512 of package.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109340	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	The Co-Borrower's Third party employment verification (XXXX) within 10 business days of the Note not provided.	Reviewer Comment (2024-08-29): Lender acknowledges EV2 exception.

Seller Comment (2024-08-29): (Rate Lock) Accept the EV2 risk grade and wish to proceed with waiving.

Reviewer Comment (2024-08-28): Regraded to EV2-B based on use of alternate documentation to satisfy employment status verification for XXXX per post-close lender exception.  XXXX employment status acceptable with CPA Letter dated within 10 business days of consummation.

Seller Comment (2024-08-27): (Rate Lock) Page 5 reflects XXXX XXXX who is reflected on the paystub. They are the same person.

Reviewer Comment (2024-08-26): XXXX ICD for XXXX not in fle to evidence the co borrower was listed on the document to support the Lender Exception for Alt Doc used to verify employment.

Seller Comment (2024-08-26): (Rate Lock) Updated exception provided as to how we became comfortable with VOE outside 10 business days

Reviewer Comment (2024-08-16): It needs to be documented what alternative documentation was used to get comfortable with allowing a lender exception.

Seller Comment (2024-08-13): (Rate Lock) Exception provided for VVOE from LT to be 11 business days. XXXX CPA letter is 10 business days 14 days (minus 4 weekend days). Please clear.

Reviewer Comment (2024-08-12): No alternate documentation was provided for the timing of the verification of employment for Lawyer's title and a VVOE was not provided in file for XXXX. Exception remains EV3.

Seller Comment (2024-08-07): (Rate Lock) VOEs and exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109340	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	The Co-Borrower's Third party employment verification (XXXX) within 10 business days of the Note not provided.	Reviewer Comment (2024-08-29): Lender acknowledges EV2 exception.

Seller Comment (2024-08-29): (Rate Lock) Accept the EV2 risk grade and wish to proceed with waiving.

Reviewer Comment (2024-08-28): Regraded to EV2-B based on use of alternate documentation to satisfy employment status verification for XXXX per post-close lender exception.  XXXX employment status acceptable with CPA Letter dated within 10 business days of consummation.

Seller Comment (2024-08-27): (Rate Lock) Page 5 reflects XXXX XXXX who is reflected on the paystub. They are the same person.

Reviewer Comment (2024-08-26): XXXX XXXX not in fle to evidence the co borrower was listed on the document to support the Lender Exception for Alt Doc used to verify employment.

Seller Comment (2024-08-26): (Rate Lock) Updated exception provided as to how we became comfortable with VOE outside 10 business days

Reviewer Comment (2024-08-16): It needs to be documented what alternative documentation was used to get comfortable with allowing a lender exception.

Seller Comment (2024-08-13): (Rate Lock) Exception provided for VVOE from LT to be 11 business days. XXXX CPA letter is 10 business days 14 days (minus 4 weekend days). Please clear.

Reviewer Comment (2024-08-12): No alternate documentation was provided for the timing of the verification of employment for Lawyer's title and a VVOE was not provided in file for XXXX. Exception remains EV3.

Seller Comment (2024-08-07): (Rate Lock) VOEs and exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109340	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The Co-Borrower’s Verification of Employment (XXXX) and (XXXX Team) within 10 business days of the Note not provided.	Reviewer Comment (2024-08-29): Lender acknowledges EV2 exception.

Seller Comment (2024-08-29): (Rate Lock) Accept the EV2 risk grade and wish to proceed with waiving.

Reviewer Comment (2024-08-28): Regraded to EV2-B based on use of alternate documentation to satisfy employment status verification for XXXX Team per post-close lender exception.  XXXX employment status acceptable with CPA Letter dated within 10 business days of consummation.

Seller Comment (2024-08-27): (Rate Lock) Page 5 reflects XXXX XXXX who is reflected on the paystub. They are the same person.

Reviewer Comment (2024-08-26): XXXX XXXX not in fle to evidence the co borrower was listed on the document to support the Lender Exception for Alt Doc used to verify employment.

Seller Comment (2024-08-26): (Rate Lock) Updated exception provided as to how we became comfortable with VOE outside 10 business days

Reviewer Comment (2024-08-16): It needs to be documented what alternative documentation was used to get comfortable with allowing a lender exception.

Seller Comment (2024-08-13): (Rate Lock) Exception provided for VVOE from LT to be 11 business days. XXXX CPA letter is 10 business days 14 days (minus 4 weekend days). Please clear.

Reviewer Comment (2024-08-12): No alternate documentation was provided for the timing of the verification of employment for Lawyer's title and a VVOE was not provided in file for XXXX Team. Exception remains EV3.

Seller Comment (2024-08-07): (Rate Lock) VOEs and exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109340	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Co-Borrower’s Verification of Employment (XXXX) and (XXXX) within 10 business days of the Note not provided.	Reviewer Comment (2024-08-29): Lender acknowledges EV2 exception.

Seller Comment (2024-08-29): (Rate Lock) Accept the EV2 risk grade and wish to proceed with waiving.

Reviewer Comment (2024-08-28): Regraded to EV2-B based on use of alternate documentation to satisfy employment status verification for XXXX per post-close lender exception.  XXXX employment status acceptable with CPA Letter dated within 10 business days of consummation.

Seller Comment (2024-08-27): (Rate Lock) Page 5 reflects XXXX XXXX who is reflected on the paystub. They are the same person.

Reviewer Comment (2024-08-26): XXXX XXXX not in fle to evidence the co borrower was listed on the document to support the Lender Exception for Alt Doc used to verify employment.

Seller Comment (2024-08-26): (Rate Lock) Updated exception provided as to how we became comfortable with VOE outside 10 business days

Reviewer Comment (2024-08-16): It needs to be documented what alternative documentation was used to get comfortable with allowing a lender exception.

Seller Comment (2024-08-13): (Rate Lock) Exception provided for VVOE from LT to be 11 business days. XXXX CPA letter is 10 business days 14 days (minus 4 weekend days). Please clear.

Reviewer Comment (2024-08-12): No alternate documentation was provided for the timing of the verification of employment for Lawyer's title and a VVOE was not provided in file for XXXX. Exception remains EV3 ATR risk.

Seller Comment (2024-08-07): (Rate Lock) VOEs and exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109340	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Co-Borrower’s Verification of Employment (XXXX) and (XXXX) within 10 business days of the Note not provided.	Reviewer Comment (2024-08-29): Lender acknowledges EV2 exception.

Seller Comment (2024-08-29): (Rate Lock) Accept the EV2 risk grade and wish to proceed with waiving.

Reviewer Comment (2024-08-28): Regraded to EV2-B based on use of alternate documentation to satisfy employment status verification for XXXX per post-close lender exception.  XXXX employment status acceptable with CPA Letter dated within 10 business days of consummation.

Seller Comment (2024-08-27): (Rate Lock) Page 5 reflects XXXX XXXX who is reflected on the paystub. They are the same person.

Reviewer Comment (2024-08-26): XXXX XXXX not in fle to evidence the co borrower was listed on the document to support the Lender Exception for Alt Doc used to verify employment.

Seller Comment (2024-08-26): (Rate Lock) Updated exception provided as to how we became comfortable with VOE outside 10 business days

Reviewer Comment (2024-08-16): It needs to be documented what alternative documentation was used to get comfortable with allowing a lender exception.

Seller Comment (2024-08-13): (Rate Lock) Exception provided for VVOE from LT to be 11 business days. XXXX CPA letter is 10 business days 14 days (minus 4 weekend days). Please clear.

Reviewer Comment (2024-08-12): No alternate documentation was provided for the timing of the verification of employment for Lawyer's title and a VVOE was not provided in file for XXXX. Exception remains EV3 ATR risk.

Seller Comment (2024-08-07): (Rate Lock) VOEs and exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109340		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-08-07): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109340		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2024-08-29): Lender acknowledges EV2 exception. Seller Comment (2024-08-29): (Rate Lock) Accept the EV2 risk grade and wish to proceed with waiving. Reviewer Comment (2024-08-28): Regraded to EV2-B based on use of alternate documentation to satisfy employment status verification for XXXX per post-close lender exception. XXXX employment status acceptable with CPA Letter dated within 10 business days of consummation.			XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109334		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal (XXXX) at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-09-05): Waived per client request Seller Comment (2024-08-27): (Rate Lock) Accept the EV2 as is and wish to proceed with waiving it.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109334		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.97 is less than Guideline PITIA months reserves of 12.00.	The subject loan does not have an escrow account. Escrow waiver's require 12 months reserves per guidelines and subject loan has 8.97 in reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Seller Comment (2024-09-04): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109213		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	The loan file does not contain evidence the Borrower received the appraisal at least three days prior or at closing.				Reviewer Comment (2024-08-01): Proof of appraisal delivery received, exception cleared Seller Comment (2024-07-31): 07.31.24 - Evidence of Appraisal was provided to Borrower has been provided. Please review document attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	UT	Second Home	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109213		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:1XXXX	The loan file does not contain evidence the Borrower received the appraisal at least three days prior or at closing.				Reviewer Comment (2024-08-01): Proof of appraisal delivery received, exception cleared Seller Comment (2024-07-31): 07.31.24 - Evidence of Appraisal was provided to Borrower has been provided. Please review document attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	UT	Second Home	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109213		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:XXXX	Proof of appraisal delivery missing for appraisal sent on XXXX				Reviewer Comment (2024-08-07): Delivery of report provided, exception cleared. Seller Comment (2024-08-02): 08.02.24 - Please review attached Appraisal Evidence of Appraisal was provided to Borrower.	XXXX			1		A		A		A		A		A	XXXX	UT	Second Home	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109214		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-07-31): Fraud Report received and associated. Exception cleared. Seller Comment (2024-07-30): See Fraud Report.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109214	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.	Reviewer Comment (2024-08-22): Documents received, system cleared.

Seller Comment (2024-08-19): XXXX is considered a business day, which would be 3 days of the closing date.

Reviewer Comment (2024-08-16): Three days prior to the Note date would be XXXX, unless XXXX is considered a business day.

Seller Comment (2024-08-14): Disagree - As previously stated, the closing date isXXXX  From the apprasial tracking last appraisal sent date of 6/28/24 is within 3 business days of closing.

Reviewer Comment (2024-08-13): Report was not delivered within 3 business days as required by ECOA.

Seller Comment (2024-08-08): Diagree - The settlement date wasXXXXand the appraisal date from the tracking report is within 3 days of the clsoing.

Reviewer Comment (2024-08-07): Received email delivery of appraisal on XXXXhowever, receipt of report is not within 3 business days of closing of 0XXXX

Seller Comment (2024-07-30): XXXX - See appraisal tracking showing proof of delivery to borrower.
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109214		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XXXX)	The Seller Closing Statement is missing from the loan file.				Reviewer Comment (2024-07-31): XXXX received Seller CD Seller Comment (2024-07-30): See Seller CD	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109214		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	The Initial Closing Disclosure reflecting borrowers acknowledgement at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-07-31): XXXX received 0XXXX CD 3 business days prior to consummation. Seller Comment (2024-07-30): XXXX - See initial CD provided to borrower.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109214	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Loan Discount Points Fee disclosed as $XXXX0 on Loan Estimate dated XXXX but disclosed as $XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-09-06): XXXX received valid COC dated XXXX.

Seller Comment (2024-09-05): COC has been received and provided.

Reviewer Comment (2024-07-31): XXXX Discount point fee added on LE dated XXXX without valid COC. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Seller Comment (2024-07-30): XXXX - Disagree - The initial LE dated XXXX24 was not locked.  The Revised locked LE points increased due to the loan amount increased from $XXXX0 to $XXXX.  We would only require  a COC if the initial LE was already locked and the fees were increasing.  No 0% tolerance occurred.  See test results.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109335		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient. Coverage shortfall XXXX. Provide updated Hazard Insurance Policy with Dwelling Coverage of at least $XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job for 15 years. DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-26): Lender exception with compensating factors. Seller Comment (2024-08-23): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	OR	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109335		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX	Mortgage Statement/Final CD not provided for XXXX				Reviewer Comment (2024-08-14): Received closing disclosure to verify mortgage payments. Exception cleared. Seller Comment (2024-08-12): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OR	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109335		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Mortgage Statement/Final CD not provided for XXXX				Reviewer Comment (2024-08-14): Received closing disclosure to verify mortgage payments. Exception cleared. Seller Comment (2024-08-12): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OR	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109342		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-30): XXXX received LOA to remove document(s) 70 estimated to be provided on XXXX, from testing as not provided to the borrower Seller Comment (2024-08-29): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109342		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-30): XXXX received LOA to remove document(s) 59 estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-29): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109342		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation					Reviewer Comment (2024-08-30): XXXX received LOA to remove document(s) 70 estimated to be provided on XXXX, from testing as not provided to the borrower Seller Comment (2024-08-29): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109342		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX)	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate XXXX was received on or after the Closing Disclosure.)				Reviewer Comment (2024-08-30): XXXX received LOA to remove document(s) 59 estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-29): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109342		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX)	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate XXXX was received on or after the Closing Disclosure.)				Reviewer Comment (2024-08-30): XXXX received LOA to remove document(s) 59 estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-29): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109342		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX)	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate XXXX was received on or after the Closing Disclosure.)				Reviewer Comment (2024-08-30): XXXX received LOA to remove document(s) 59 estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-29): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109342		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	The Loan Discount Points increased to $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-04): XXXX received detailed COC dated XXXX for rate change. Seller Comment (2024-09-03): (Rate Lock) LE provided with CIC	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109342		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject loan is a cash out refinance of a primary residence. Borrower inherited the subject property and did not occupy the property at time of application but will occupy within 30 days of closing.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	0x30x24 housing history.	XXXX	Reviewer Comment (2024-08-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109342		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	The appraisal fee increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-06): XXXX received PCCD, Letter of Explanation and Payment history for the evidence of Principal Reduction resulting in a cured the exception. Seller Comment (2024-09-05): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109344		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Notification signed by borrower but not dated.				Reviewer Comment (2024-08-12): Lender acknowledged and elected to waive. Seller Comment (2024-08-06): (Rate Lock) Accept EV2 as is and wish to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109344		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued.				Reviewer Comment (2024-08-07): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-08-06): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Good Faith Redisclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109344		XXXX	XXXX	XXXX	Credit	Credit	Public Records	Credit	Public Records/Collections/Charge Off does not meet guidelines.	Credit Report: Original // Public Record Type: Foreclosure / Balance: 0.00	A foreclosure is reflected on the property profile document in file that is not reporting on credit. The date of the foreclosure is XXXX. Per guidelines there is a 4 year seasoning period and the foreclosure is only 3 years, 5 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-05): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109344		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The business bank statements in file reflect 2 NSFs and 1 overdraft on the statements from XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-05): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109344		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		A foreclosure is reflected on the property profile document in file that is not reporting on credit. The date of the foreclosure is XXXX1. Per guidelines there is a 4 year seasoning period and the foreclosure is only 3 years, 5 months. The business bank statements in file reflect 2 NSFs and 1 overdraft on the statements from XXXX XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-05): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109346		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations. (Initial/XXXX)	E-sign consent not dated before initial LE was delivered to borrower				Reviewer Comment (2024-08-15): SituAMC Received Evidence LE was sent via mail. Seller Comment (2024-08-14): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109346		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender Exception to utilize asset depletion income on cash out refinance transaction.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-22): Lender Exception with Compensating Factors Seller Comment (2024-08-19): (Rate Lock) Approved exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109346		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Guidelines require a letter explaining the use of loan proceeds is required for all transactions (or referenced on the URLA)				Reviewer Comment (2024-08-28): Exception cleared. Received letter of explanation for Cash out Refinance and updated correctly. Seller Comment (2024-08-28): (Rate Lock) Letter provided	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	CA	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109429		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX (Hurricane XXXX).				Reviewer Comment (2024-08-16): Property inspection report dated XXXX available in file. Exception Cleared. Seller Comment (2024-08-15): (Rate Lock) 2XXXX is disaster report from XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109429		XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX	Borrower is a First Time Homebuyer, borrower has rented in XXXX for 15 years.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	0x30x24 housing history (rental).	XXXX	Reviewer Comment (2024-08-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109429		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower is a foreign national and the minimum DSCR is 1.00 subject loan DSCR is 0.87.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	0x30x24 housing history (rental).	XXXX	Reviewer Comment (2024-08-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109351		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Maximum LTV for a first time homebuyer living rent free is 80%. Subject loan is 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	5+ years on job. Residual income >XXXX.	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109351		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Maximum CLTV for a first time homebuyer living rent free is 80%. Subject loan is 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	5+ years on job. Residual income >XXXX.	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109351		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.82 is less than Guideline PITIA months reserves of 12.00.	First time homebuyers living rent free require 12 months reserves per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	5+ years on job. Residual income >XXXX.	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109351		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Maximum LTV for a first time homebuyer living rent free is 80%. Subject loan is 85%. First time homebuyers living rent free require 12 months reserves per guidelines. The loan file is missing a verification of the Co Borrower's business within 10 business days of closing.				Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-28): (Rate Lock) Approved exception provided. Please downgrade to an EV2.			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109351		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Maximum LTV for a first time homebuyer living rent free is 80%. Subject loan is 85%. First time homebuyers living rent free require 12 months reserves per guidelines. The loan file is missing a verification of the Co Borrower's business within 10 business days of closing.				Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation. Seller Comment (2024-08-28): (Rate Lock) Approved exception provided. Please downgrade to an EV2.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109351		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Maximum LTV for a first time homebuyer living rent free is 80%. Subject loan is 85%. First time homebuyers living rent free require 12 months reserves per guidelines. The loan file is missing a verification of the Co Borrower's business within 10 business days of closing.				Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation. Seller Comment (2024-08-28): (Rate Lock) Approved exception provided. Please downgrade to an EV2.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109351		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Maximum LTV for a first time homebuyer living rent free is 80%. Subject loan is 85%. First time homebuyers living rent free require 12 months reserves per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	5+ years on job. Residual income >XXXX.	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109351		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		First time homebuyers living rent free require 12 months reserves per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	5+ years on job. Residual income >XXXX.	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109351		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the Co Borrower's business within 10 business days of closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	5+ years on job. Residual income >XXXX.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-28): (Rate Lock) Approved exception provided. Please downgrade to an EV2.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109351		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	The loan file is missing a verification of the Co Borrower's business within 10 business days of closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	5+ years on job. Residual income >XXXX.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-28): (Rate Lock) Approved exception provided. Please downgrade to an EV2.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Compliance	TRID	Document Error	TRID	TRID Closing Disclosure: "Product" in Loan Details section is blank.	Date Issued: XXXX	Product not provided on original CD.				Reviewer Comment (2024-08-01): XXXX received lender attestation of missing issue date & blank pg 5 calculations was balance cd and never issued to borrower Seller Comment (2024-08-01): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure Issue Date Not Provided				Reviewer Comment (2024-08-01): XXXX received lender attestation of missing issue date & blank pg 5 calculations was balance cd and never issued to borrower Seller Comment (2024-08-01): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/XXXX)	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)				Reviewer Comment (2024-08-01): XXXX received lender attestation of missing issue date & blank pg 5 calculations was balance cd and never issued to borrower Seller Comment (2024-08-01): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX)	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)				Reviewer Comment (2024-08-01): XXXX received lender attestation of missing issue date & blank pg 5 calculations was balance cd and never issued to borrower Seller Comment (2024-08-01): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-08-01): Exception cleared - E-Sign Consent Agreement received and associated. Seller Comment (2024-08-01): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has been self-employed (1.3 years) less than 2 years as required by guidelines	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI at least 10%<than guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-07-31): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109350	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	The appraisal report date is 1 day prior to closing.	Reviewer Comment (2024-08-14): Lender acknowledged and elected to waive.

Seller Comment (2024-08-12): (Rate Lock) This is an EV2 we can accept as is and waive. We want to proceed with the EV2 and waive. Please do so.

Reviewer Comment (2024-08-06): Exception Remains - Required receipt for appraisal delivery to borrower after report date.

Seller Comment (2024-08-02): (Rate Lock) We accept the EV2 to remain as is. Please waive.

Reviewer Comment (2024-08-01): Exception Remains - Required appraisal delivery document for the borrower.

Seller Comment (2024-08-01): (Rate Lock) Accept EV2 and wish to waive
																					XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Borrower has been self employed less than the 2 years required by guidelines. The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-08-07): Lender exception and CFA provided, system cleared. Seller Comment (2024-08-05): (Rate Lock) CFA is page 86 of investor package.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Borrower has been self employed less than the 2 years required by guidelines. The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-08-07): Lender exception and CFA provided, system cleared. Seller Comment (2024-08-05): (Rate Lock) CFA is page 86 of investor package.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-08-07): CFA provided, exception cleared. Reviewer Comment (2024-08-06): Exception Remains - The received document Doc ID XXXX is not an cash flow analysis it is look like loan summary. Required CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction. Seller Comment (2024-08-05): (Rate Lock) CFA is page 86 of investor package.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-08-07): CFA provided, exception cleared. Seller Comment (2024-08-07): (Rate Lock) UW cert for CFA provided Reviewer Comment (2024-08-06): Exception Remains - The received document Doc ID XXXX is not an cash flow analysis it is look like loan summary. Required CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction. Seller Comment (2024-08-05): (Rate Lock) CFA is page 86 of investor package.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Borrower has been self employed less than the 2 years required by guidelines.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI at least 10%<than guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-07-31): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Borrower has been self employed less than the 2 years required by guidelines. The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-08-07): Lender exception and CFA provided, system cleared. Seller Comment (2024-08-05): (Rate Lock) CFA is page 86 of investor package.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109350		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a copy of the appraisal report delivered to the Borrower on XXXX				Reviewer Comment (2024-08-14): Report provided, exception cleared. Seller Comment (2024-08-12): (Rate Lock) App provided. Reviewer Comment (2024-08-07): Doc id XXXX reflects delivery of an appraisal report onXXXXwhich is prior to the report date in file of XXXX. Please provide copy of the appraisal report sent to Borrower on XXXX Seller Comment (2024-08-01): (Rate Lock) This was pages 262-298 of investor package.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109200		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-07-26): Fraud report received & associated. Exception cleared. Seller Comment (2024-07-25): document provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109200		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines state for a non-arms length transaction a 12 month payment history must be documented from the Borrower to the seller/landlord. The Borrower is purchasing the subject property his daughter currently leases and lives in. Because the current tenant is the Borrowers daughter, the Borrower does not have 12 month rental history.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower on job 5+ years. DTI at least 10%< the guideline maximum. FICO >the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-07-24): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	HI	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109200	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a written verification of employment reflecting YTD information and reflect two year history for income used for qualification with XXXX.	Reviewer Comment (2024-08-15): Paystub provided and YTD updated exception cleared

Seller Comment (2024-08-14): Please see attached paystubs obtained post-consummation to support W2 income.

Reviewer Comment (2024-08-06): As per guidelines we require one month's most recent paystub along with the W-2(XXXX) provided or instead a WVOE(written verification of employment) reflecting YTD information and reflect two year history for income used for qualification with XXXX. Exception remains

Seller Comment (2024-08-05): Do not concur.  Borrower's income with XXXX is supplemental and there are not specific guidelines as to how supplemental W2 income needs to be verified when it's the same borrower.  We have 2023 W2 and borrower's personal bank account statements (Bank of XXXX #XXXX) shows recurring biweekly deposits of approximately $XXXX.
																			XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	HI	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109200	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a written verification of employment reflecting YTD information and reflect two year history for income used for qualification with XXXX.	Reviewer Comment (2024-08-15): Paystub provided and YTD updated exception cleared

Seller Comment (2024-08-14): Please see attached paystubs obtained post-consummation to support W2 income.

Reviewer Comment (2024-08-06): As per guidelines we require one month's most recent paystub along with the W-2(D0225) provided or instead a WVOE(written verification of employment) reflecting YTD information and reflect two year history for income used for qualification with XXXX. Exception remains

Seller Comment (2024-08-05): XXXX - Do not concur.  Borrower's income with XXXX is supplemental and there are not specific guidelines as to how supplemental W2 income needs to be verified when it's the same borrower.  We have 2023 W2 and borrower's personal bank account statements (XXXX XXXX) shows recurring biweekly deposits of approximately XXXX which supports a gross pay of XXXX.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109200	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not contain a written verification of employment reflecting YTD information and reflect two year history for income used for qualification with XXXX.	Reviewer Comment (2024-08-15): Paystub provided and YTD updated exception cleared

Seller Comment (2024-08-14): Please see attached paystubs obtained post-consummation to support W2 income.

Reviewer Comment (2024-08-06): As per guidelines we require one month's most recent paystub along with the W-2(D0225) provided or instead a WVOE(written verification of employment) reflecting YTD information and reflect two year history for income used for qualification with XXXX. Exception remains

Seller Comment (2024-08-05): Do not concur.  Borrower's income with XXXX is supplemental and there are not specific guidelines as to how supplemental W2 income needs to be verified when it's the same borrower.  We have 2023 W2 and borrower's personal bank account statements (XXXX XXXX) shows recurring biweekly deposits of approximately XXXX which supports a gross pay of XXXX.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109200	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Paystubs	The loan file does not contain a written verification of employment reflecting YTD information and reflect two year history for income used for qualification with XXXX.	Reviewer Comment (2024-08-15): Paystub provided and YTD updated exception cleared

Seller Comment (2024-08-14): Please see attached paystubs obtained post-consummation to support W2 income.

Reviewer Comment (2024-08-06): As per guidelines we require one month's most recent paystub along with the W-2(D0225) provided or instead a WVOE(written verification of employment) reflecting YTD information and reflect two year history for income used for qualification with XXXX. Exception remains

Seller Comment (2024-08-05): Do not concur.  Borrower's income with XXXX is supplemental and there are not specific guidelines as to how supplemental W2 income needs to be verified when it's the same borrower.  We have 2023 W2 and borrower's personal bank account statements (XXXX XXXX) shows recurring biweekly deposits of approximately XXXX which supports a gross pay of XXXX.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109200		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is a non arms length transaction on a second home. Guidelines reflect non arms length transaction is only allowed on a primary residence.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower on job 5+ years. DTI at least 10%< the guideline maximum. FICO >the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-07): Lender exception with compensating factors. Seller Comment (2024-07-30): Do not concur. There was an exception granted for the non arms length issue, which clearly marked product as a second home and explained the scenario regarding non arms length. Please see attached exception approval			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	HI	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109200		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject transaction is for a second home in the same city where the Borrower currently owns a second home.				Reviewer Comment (2024-08-13): Lender exception approved in file as father is buying home for daughter who is currently renting the subjject property. Seller Comment (2024-07-30): Do not concur. This was explained in the exception (attached) for non arms length transaction - borrower is purchasing this property for their daughter, who will also be on title.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109200	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide corrected final 1003 including XXXX payment that is documented coming out of the Borrower's bank statement or provide a statement reflecting the Borrower is not responsible for this account.	Reviewer Comment (2024-08-23): Provided.

Reviewer Comment (2024-08-23): Provided. Clear.

Seller Comment (2024-08-20): Please see updated 1008 & 1003 with XXXX payment added in

Reviewer Comment (2024-08-16): Provide updated 1003 and 1008 to reflect XXXX payment added. Unable to determine who is and who is not responsible for a debt being paid out of the borrower's account without a document showing debt in non-borrower's name.

Seller Comment (2024-08-14): Do not concur.  There is sufficient documentation in file to verify it isn't borrower's.  It makes sense, per the LOX, that the daughter's XXXX payment is coming out of the bank account that the daughter is also on.  XXXX reports to the credit bureaus, the account would show on borrower's credit report if it was his.  Additionally, this is not a material issue.  Even if the debt was the borrower's, it would only increase DTI from 31.5 to 33.5.

Reviewer Comment (2024-08-07): Please provide auto loan statement reflecting Borrower is not obligated for the debt.

Seller Comment (2024-07-30): XXXX - Do not concur.  Please see LOX from borrower.  This is his non-borrowing daughter's account - note that daughter is also on the bank account so it makes sense her car payments would come from the account.  XXXX is a major lender that reports to the credit bureaus, if this was borrower's account we would see it on credit report.  There's no indication that this is borrower's debt
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109200	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a written verification of employment reflecting YTD information and reflect two year history for income used for qualification with XXXX.	Reviewer Comment (2024-08-15): Paystub provided and YTD updated exception cleared

Seller Comment (2024-08-14): Please see attached paystubs obtained post-consummation to support W2 income.

Reviewer Comment (2024-08-06): As per guidelines we require one month's most recent paystub along with the W-2(D0225) provided or instead a WVOE(written verification of employment) reflecting YTD information and reflect two year history for income used for qualification with XXXX. Exception remains

Seller Comment (2024-08-05): XXXX - Do not concur.  Borrower's income with XXXX is supplemental and there are not specific guidelines as to how supplemental W2 income needs to be verified when it's the same borrower.  We have 2023 W2 and borrower's personal bank account statements (XXXX XXXX) shows recurring biweekly deposits of approximately XXXX which supports a gross pay of XXXX.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109203		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-08-13): Exception cleared - Fraud Report received and associated clarity. Seller Comment (2024-08-09): XXXX Report Attached	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109203		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or $XXXX.70. Sufficient or excess cure was provided to the borrower at Closing. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-06): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	NY	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109203		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-06): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	NY	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109203		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XXXX)	The Closing Disclosure did not contain Seller Fees and the loan file did not contain a copy of the Seller closing statement.				Reviewer Comment (2024-08-13): XXXX received Seller CD. Seller Comment (2024-08-09): Seller CD with Seller paid fees attached	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109203		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to the closing.				Reviewer Comment (2024-08-12): XXXX received LOA to remove document(s) 55, 56 estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-09): Letter of Explanation for CD dated XXXX. CD was not provided to borrower.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109347		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A copy of the appraisal report that was delivered to the Borrower on XXXX is missing from the loan file.				Reviewer Comment (2024-08-14): Initial appraisal required Seller Comment (2024-08-12): (Rate Lock) Doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109347	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Reviewer Comment (2024-09-11): PDI associated and exception not require , Exception cleared

Seller Comment (2024-09-05): (Rate Lock) As previously provided, PDI with no damage shown after disaster declaration date. This does not need to be before the end date. Please downgrade to an EV2 and waive or escalate as this is sufficient.

Reviewer Comment (2024-09-04): Provided PDI doesn't have property condition, we would need the PDI which states that there is no damage on the property .Exception Remains.

Seller Comment (2024-08-30): (Rate Lock) Downgrade to an EV2 since it has been completed post disaster declaration, prior to end date. This is sufficient to downgrade and waive.

Reviewer Comment (2024-08-28): Post disaster inspection document received but still require most recent disaster end date to be updated. Exception remains

Seller Comment (2024-08-27): (Rate Lock) PDI provided
																			XXXX			1		A		A		A		A		A	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109347	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area and no post disaster inspection report was provided.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 08/2XXXX.	XXXX	Reviewer Comment (2024-09-16): Waive and downgrade per lender.

Reviewer Comment (2024-09-16): Most recent disaster end date is XXXX and the property inspection report date is XXXX. Property inspection report dated after disaster end date XXXX is required. Exception remains.

Seller Comment (2024-09-11): (Rate Lock) Please escalate. The PDI does not need to be provided prior to end of disaster date. It can be provided after the initial declaration and downgraded to an EV2.

Reviewer Comment (2024-09-11): Disaster end date isXXXX4. Provide PDI after post disaster end date . Exception Remains .

Seller Comment (2024-09-05): (Rate Lock) As previously provided, PDI with no damage shown after disaster declaration date. This does not need to be before the end date. Please downgrade to an EV2 and waive or escalate as this is sufficient.
																					XXXX	2		B		B		B		B		B	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109355		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved loan amount $XXXX, LTV 69.61 - subject property is currently titled in LLC. LLC contains layered entities and borrowers are not 100% owners. Loan (rate and term paying off balloon note) will vest in borrowers names as individuals. Exception to allow to meet seasoning and continuity requirements and allow current appraised value.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-08): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109355		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 73.32419% exceeds Guideline total debt ratio of 50.00000%.	Two additional mortgage accounts were reported on Borrowers credit report. Per guidelines, if mortgage debt is reflected on the credit report, the borrower is personally liable for the debt, and it must be included in the DTI. If the borrower claims the monthly obligation is being paid by the business, there must be documented evidence the obligation is/was being paid out of company funds to exclude the debt, also followed by additional requirements being met.				Reviewer Comment (2024-08-15): Business Bank Statement received, and information updated. Exception Cleared. Seller Comment (2024-08-14): (Rate Lock) Proof was already provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109355		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Max DTI allowed is 50% and verified DTI is 73.324%. Two additional mortgage accounts were reported on Borrowers credit report. Per guidelines, if mortgage debt is reflected on the credit report, the borrower is personally liable for the debt, and it must be included in the DTI. If the borrower claims the monthly obligation is being paid by the business, there must be documented evidence the obligation is/was being paid out of company funds to exclude the debt, also followed by additional requirements being met.				Reviewer Comment (2024-08-15): Business Bank Statement received, and information updated. Exception Cleared. Seller Comment (2024-08-14): (Rate Lock) Proof was already provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109215		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-08-09): Final Title Policy is received and verified. Exception Cleared	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109215		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Insurance reflects insufficient coverage, shortfall by XXXX				Reviewer Comment (2024-08-01): Replacement cost estimator received, exception cleared. Seller Comment (2024-07-31): XXXX - Insurance Police and Replacement Cost Estimator Attached	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109215		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Title does not contain the loan amount coverage.				Reviewer Comment (2024-08-09): Final Title Policy is received and verified. Exception Cleared Seller Comment (2024-08-08): Final Title Policy Attached	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109215		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-07-31): Fraud Report document received and verified.Exception Cleared Seller Comment (2024-07-30): XXXX - XXXX Report Attached	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109215	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.	Reviewer Comment (2024-08-27): Documents received, system cleared

Seller Comment (2024-08-23): XXXX Proof Borrower was sent the Appraisal report by email.

Reviewer Comment (2024-08-01): Evidence of delivery of final appraisal not provided.  The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least 3 business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal. Exception remains

Seller Comment (2024-07-31): XXXX - Appraisal Acknowledgement discloses borrower received Appraisal Report
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109331		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX)	This is cause by the Closing Disclosure that does not reflect an issue date and appears to be incomplete.				Reviewer Comment (2024-08-22): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-08-21): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109331		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual date issued and appears to be incomplete.				Reviewer Comment (2024-08-22): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-08-21): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109331		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for Title is vested in an LLC. The Borrower is 95% owner of said LLC and is refinancing to property into her name only.	Borrower has verified disposable income of at least XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-20): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109331		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender approved exception for Title is vested in an LLC. The Borrower is 95% owner of said LLC and is refinancing to property into her name only.	Borrower has verified disposable income of at least XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-20): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109325		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2024-08-19): The property is detached condo and as per guidelines, no project review is required for detached condo. Exception cleared. Seller Comment (2024-08-15): (Rate Lock) This is a detached condo, no review required.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109325		XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: XXXX XXXX Housing history reflects a total of 3 reported late payments.	Lender approved exception for the Borrower has 1x30x12 mortgage ate payments which is not allowed per guidelines. Exception as the most recent late was XXXX.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-14): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109325		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender approved exception(s) for the 1) Borrower has 1x30x12 mortgage late payments which is not allowed per guidelines, 2) to allow 90% LTV vs 75% LTV/CLTV, 3) Multiple NSFs and borrower does not meet the compensating factors requirements of the guidelines.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-14): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109325		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender approved exception to allow 90% LTV vs 75% LTV.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-14): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109325		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender approved exception to allow 90% CLTV vs 75% CLTV.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-14): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109357		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file only documents 9 months of rental housing history when 12 is required by guidelines.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-14): Updated. Reviewer Comment (2024-08-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109357		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the Borrower's business within 10 days of closing as required by guidelines.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed the guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-30): (Rate Lock) Approved exception provided please downgrade to EV2 and waive.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109357		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the Borrower's business within 10 days of closing as required by guidelines. The DTI exceeds guidelines for a first time homebuyer of 45%.				Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-30): (Rate Lock) Approved exception provided please downgrade to EV2 and waive.			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109357		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the Borrower's business within 10 days of closing as required by guidelines. The DTI exceeds guidelines for a first time homebuyer of 45%.				Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation. Seller Comment (2024-08-30): (Rate Lock) Approved exception provided please downgrade to EV2 and waive.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109357		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the Borrower's business within 10 days of closing as required by guidelines. The DTI exceeds guidelines for a first time homebuyer of 45%.				Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109357		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.73469% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI exceeds guidelines for a first time homebuyer of 45%.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed the guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109357		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 47.73469% exceeds Guideline total debt ratio of 45.00000%.	The DTI exceeds guidelines for a first time homebuyer of 45%.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed the guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109357		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The DTI exceeds guidelines for a first time homebuyer of 45%.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed the guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109357		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file is missing a verification of the Borrower's business within 10 days of closing as required by guidelines.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed the guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-30): (Rate Lock) Approved exception provided please downgrade to EV2 and waive.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109341		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX (Hurricane XXXX).				Reviewer Comment (2024-08-19): Most recent Post disaster inspection report received & associated. Exception cleared. Seller Comment (2024-08-17): (Rate Lock) PDI provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109358		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-22): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-08-22): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	D	B	B	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109358		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	XXXX Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Acknowledgment of the Fair Market Value not properly executed by the Lender.				Reviewer Comment (2024-08-26): Cure documentation received including LOE and lender signed AFMV. Reviewer Comment (2024-08-26): Re-opening to cure. Reviewer Comment (2024-08-26): Documents received, system cleared. Seller Comment (2024-08-22): (Rate Lock) AFMV provided		XXXX		2	C	B	C	B	C	B	C	B	D	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder XXXX either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	B	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109358	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The subject property has 2 ADUs. One of the ADU's is under renovation and appraisal marked as is. No rental income being utilized.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Time on joby > 5 years. Reserves > the guideline requirements by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109358	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Multiple NSFs, XXXX. Borrower states XXXX was due to bank was purchased by another bank causing routing number issues. XXXX were due to mistake in overdraft account set up.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Time on joby > 5 years. Reserves > the guideline requirements by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109358		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	The Loan Discount Points increased on the XXXX Closing Disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-26): XXXX received COC and LOE suffice. Seller Comment (2024-08-23): (Rate Lock) LOE provided Reviewer Comment (2024-08-22): XXXX Received COC dated XXXX states lender fee roll; however, provided reason is insufficient to clear the exception. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs. Seller Comment (2024-08-22): (Rate Lock) CIC provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	B	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109358		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Multiple NSFs, XXXX was due to bank was purchased by another bank causing routing number issues. XXXX wer due to mistake in overdraft account set up.				Reviewer Comment (2024-08-21): Lender exception with compensating factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	B	B	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109358		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Multiple NSFs, XXXX Borrower states XXXX was due to bank was purchased by another bank causing routing number issues. XXXX were due to mistake in overdraft account set up.				Reviewer Comment (2024-08-21): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109358	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Multiple NSFs, XXXX4. Borrower states XXXX was due to bank was purchased by another bank causing routing number issues. XXXX were due to mistake in overdraft account set up.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Time on joby > 5 years. Reserves > the guideline requirements by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109358		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely)	XXXX Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not signed by lender at or before closing.					Reviewer Comment (2024-08-26): Cure documentation received.		XXXX		2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	B	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109359		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender requested exception to exceed the maximum cash out limit of $XXXX. Borrower is departing the subject property (converting to investment) and purchasing a new primary (65% LTV). Borrower will fund the purchase with the proceeds of the cash out.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. Lender Exception with Compensating Factors. 12 months reserves	XXXX	Reviewer Comment (2024-08-23): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109359		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX	Lender requested exception to exceed the maximum cash out limit of $XXXX. Borrower is departing the subject property (converting to investment) and purchasing a new primary (65% LTV). Borrower will fund the purchase with the proceeds of the cash out.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. Lender Exception with Compensating Factors. 12 months reserves	XXXX	Reviewer Comment (2024-08-23): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109359		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Mortgage Statement/Final Closing Statement for XXXX				Reviewer Comment (2024-08-28): Exception Cleared - Received Closing Disclosure for REO property associated the same data updated as per provided document. Seller Comment (2024-08-28): (Rate Lock) Final CD provided is sufficient along with HOI and taxes. No mortgage statement yet. Please clear. Reviewer Comment (2024-08-28): Mortgage Statement/Final Closing Statement for XXXX not provided. Exception Remains.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109359	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient. Coverage shortfall $XXXX. Provide updated Hazard Insurance Policy with Dwelling Coverage of at least $XXXX or Replacement Cost Estimator.	Reviewer Comment (2024-09-10): Checklist of Coverage document received in file and subject property belong to XXXX. Replacement Cost Estimator is not required. Exception Cleared.

Seller Comment (2024-09-09): (Rate Lock) Checklist was provided and this is sufficient in lieu of RCE. Please clear.

Reviewer Comment (2024-08-28): If XXXX law forbids the insurance companies from providing an RCE. Please provide Hazard Insurance Policy with Dwelling Coverage of at least XXXX . Exception Remains.

Seller Comment (2024-08-27): (Rate Lock) XXXX law forbids the insurance companies from providing an RCE. We did provide the attached checklist of coverage.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109183	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower $XXXX	Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Reviewer Comment (2024-09-09): Cash Flow analysis provided for XXXX Exception cleared.

Seller Comment (2024-09-05): The VVOE referenced in the citation was created by a Support Team Specialist prior to the loan being underwritten to verify the active existence of the business; that team does not verify ownership percentage which is left up to the underwriter. The ownership percentage listed is the amount inputted by the loan origination team at initial application before the underwriter review and is not verified at that time. The VVOE states at the bottom that the business was verified with a State of WY Business Entity search which does not provide data on ownership percentage. The search results provide a history of any corporate filings which do not reflect any changes in ownership. A XXXX Department of State printout dated XXXXhas been provided that documents the borrower is 100% owner of XXXX XXXX LLC.  A cash-flow analysis documents a postive cash flow.

Reviewer Comment (2024-09-03): VVOE dated after Operating Agreement reflects the borrower owns only 50% of the business, Guidelines require 100%. Guidelines also require a cash flow analysis, it does not state the analysis is only required if the business is being used to qualify.

Reviewer Comment (2024-09-03): EXCEPTION HISTORY - Exception Explanation was updated on XXXXXXXX PRIOR Exception Explanation: Documented qualifying Assets for Closing of  XXXX is less than Cash From BorroweXXXX

Seller Comment (2024-09-03): A cash flow analysis is not required for business account #XXXX as that is the account for XXXX XXXX LLC which is a business not used to qualify.

Reviewer Comment (2024-08-28): Bank Statements received, please provide A cash flow analysis for Business Account #XXXX to confirm the withdrawal of the funds will not negatively impact the business.

Seller Comment (2024-08-27): The CD indicates $XXXX was needed to close when the $XXXX EMD is considered. Evidence of the EMD clearing from the borrower's business account has been provided (Exception XXXX). The total assets in XXXXs XXXX and XXXX of $XXXX are sufficient to cover cash to close and reserves. The statements were provided for Exception XXXX.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	The Borrower is purchasing the subject property from current landlord. The loan file does not document a 12 month payment history as required for a non arms length transaction.	Reviewer Comment (2024-08-28): Rental payment history for 3 months received, exception cleared, 12 months total met from Credit report + rental payment history

Seller Comment (2024-08-27): The monthly rent is $XXXX. The borrower and landlord use a service for the rental payments, XXXX. Evidence of the XXXX, XXXX and XXXX payments was previously provided with Gmail - Payment Confirmations from XXXX@XXXX.com. The payment details indicate fees were added to the $XXXX with payments of $XXXX on XXXX, $XXXX on XXXX and $XXXX on XXXX. These payments are also on the bank statements for XXXX account XXXX.

Reviewer Comment (2024-08-27): Lease agreement & Prior mortgage payment is provided, however rent payment is not verified. Exception remains.

Seller Comment (2024-08-26): The date of the lease on the subject property is 3/XXXX. The file contains evidence of the XXXX, XXXX and XXXX 2024 rental payments since the lease inception date. The credit report provides the remaining nine month payment history with the XXXX
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report missing in file				Reviewer Comment (2024-08-29): Fraud Report provided and updated Exception cleared Seller Comment (2024-08-28): XXXX Report dated XXXX has been provided. Reviewer Comment (2024-08-28): Fraud report provided is post close. please provide fraud report dated prior to closing. Seller Comment (2024-08-27): XXXX Report has been provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Security Instrument missing in file				Reviewer Comment (2024-08-29): Security Instrument provided and updated exception cleared Seller Comment (2024-08-28): Recorded Mortgage has been provided. Please review document attached.	XXXX			1	D	A	D	A	D	A	D	A	D	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Earnest money is not sourced as coming from business account (XXXX International). Evidence of access to funds not in the loan file.				Reviewer Comment (2024-08-27): Source of fund received and updated. Exception Cleared. Seller Comment (2024-08-26): The XXXX0 EMD was documented as an outgoing wire transfer on 6XXXX7 from XXXX XXXX in the name of XXXX XXXX to the seller's attorney, XXXX, as stipulated in the Contract of Sale. The successful wire transfer documents the borrower's access to the funds.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type: Primary/XXXX)				Reviewer Comment (2024-09-04): Documents received, system cleared. Seller Comment (2024-09-04): Appraisal was provided to Borrower via Electronic Delivery. Please review Loan Summary Report and Valuations Tracking attached. Reviewer Comment (2024-09-03): Loan Summary does not list the method and date the report was provided. Unable to determine if it was received by the borrower within 3 business days prior to closing. Seller Comment (2024-08-27): Appraisal was provided to Borrower electronically within the (3) bussines days on 0XXXX/24. Please review Loan Summary Report attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type: Secondary/XXXX)	Reviewer Comment (2024-09-18): Documents received, system cleared.

Seller Comment (2024-09-06): On the Loan Alerts report provided on page 2 under Date & Time XXXXXXXX at 9:40:04 am the Valuation (Desk Review) was emailed to the borrower and the borrower viewed the report on XXXX at 9:41:00 am. Please see attached The Loan Alerts Report and also the Appraisal Invoice showing the Desk Review was completed on 0XXXX/24.

Reviewer Comment (2024-09-05): Delivery reflects full appraisal. PLease provide delivery of the Desk Review.

Seller Comment (2024-09-04): Appraisal was provided to Borrower via Electronic Delivery. Please review Loan Summary Report and Valuations Tracking attached.

Reviewer Comment (2024-09-03): Loan Summary does not list the method and date the report was provided. Unable to determine if it was received by the borrower within 3 business days prior to closing.

Seller Comment (2024-08-27): Appraisal was provided to Borrower electronically within the (3) bussines days on 0XXXX/24. Please review Loan Summary Report attached.
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (XXXX)				Reviewer Comment (2024-09-05): Delivery provided. Seller Comment (2024-09-04): Appraisal was provided to Borrower via Electronic Delivery. Please review Loan Summary Report and Valuations Tracking attached. Reviewer Comment (2024-09-03): Loan Summary does not list the method and date the report was provided. Unable to determine if it was received by the borrower within 3 business days prior to closing. Seller Comment (2024-08-27): Appraisal was provided to Borrower electronically within the (3) bussines days on 0XXXX/24. Please review Loan Summary Report attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	XXXX & XXXX reflecting on final 1003 are missing from the loan file. The CPA letter in file does not reflect the Borrower's ownership % in the business used for income qualification. Clarification required regarding income used as CPA letter states XXXX XXXX has two sources income XXXX and XXXX. Income worksheet reflects XXXX but does not indicate XXXX (bank statements in file). CPA letter does not address Borrower's ownership % in XXXX. The Borrower is purchasing the subject property from current landlord. The loan file does not document a 12 month payment history as required for a non arms length transaction.	Reviewer Comment (2024-09-18): Documents received, system cleared.

Reviewer Comment (2024-09-09): Cash Flow analysis provided for XXXX. Evidence for  ownership percent for XXXX missing in file Exception remains

Seller Comment (2024-09-06): The cash flow analysis for the XXXX International business account XXXX has been provided.

Reviewer Comment (2024-09-05): XXXX is business account require CPA Letter or Cash Flow Analysis stating withdrawal of fund will not have negative impact on business Bylaws for XXXX did not reflect the number of total shares and the amount of the total shares the borrower owned. Unable to determine % ownership. Documentation for XXXX received and satisfactory. Satisfactory Lease payments received for XXXX, XXXX, and XXXX, and mortgage history prior to that. Exception remains

Seller Comment (2024-08-27): Documentation for all citations has been provided.
																			XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	NY	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109183	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	XXXX & XXXX reflecting on final 1003 are missing from the loan file. The CPA letter in file does not reflect the Borrower's ownership % in the business used for income qualification. Clarification required regarding income used as CPA letter states XXXX XXXX has two sources income XXXX and XXXX. Income worksheet reflects XXXX but does not indicate XXXX (bank statements in file). CPA letter does not address Borrower's ownership % in XXXX. The Borrower is purchasing the subject property from current landlord. The loan file does not document a 12 month payment history as required for a non arms length transaction.	Reviewer Comment (2024-09-18): System cleared

Reviewer Comment (2024-09-09): Cash Flow analysis provided for XXXX. Evidence for  ownership percent for XXXX missing in file Exception remains

Seller Comment (2024-09-06): The cash flow analysis for the XXXX International business account XXXX has been provided.

Reviewer Comment (2024-09-05): XXXX is business account require CPA Letter or Cash Flow Analysis stating withdrawal of fund will not have negative impact on business Bylaws for XXXX did not reflect the number of total shares and the amount of the total shares the borrower owned. Unable to determine % ownership. Documentation for XXXX received and satisfactory. Satisfactory Lease payments received for XXXX, XXXX, and XXXX, and mortgage history prior to that. Exception remains

Seller Comment (2024-08-27): Documentation for all citations has been provided.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Appraisal Review Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-28): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-08-27): Disagree – Lender Cure Credit in the amount of XXXX was provided to borrower at closing for the additional Appraisal fee of XXXX. No violation found. Please review attached Predatory Compliance Test, and Final CD.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Survey Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower				Reviewer Comment (2024-08-29): XXXX Received attestation comment stating borrower shopped for survey. Seller Comment (2024-08-28): The property is located in NY and in the state of NY a survey is not required. Since the borrower shopped for Title Services, the survey fee is a non-testable fee.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109183	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	XXXX #XXXX & XXXX #XXXX reflecting on the final 1003 are missing from the loan file.	Reviewer Comment (2024-09-09): Cash Flow analysis provided and updated exception cleared

Seller Comment (2024-09-05): A cash-flow analysis documents a positive cash flow.

Reviewer Comment (2024-09-04): Exception Remains - The account XXXX is business account so required evidence of access to fund document stating withdrawal of the funds will not have negatively impact on the business.

Seller Comment (2024-09-03): A cash flow analysis is not required for business account XXXX as that is the account for XXXX XXXX which is a business not used to qualify.

Reviewer Comment (2024-08-28): Bank Statements received, please provide A cash flow analysis for Business Account XXXX to confirm the withdrawal of the funds will not negatively impact the business.

Seller Comment (2024-08-27): The following have been provided: XXXX and XXXX statements for XXXX XXXX; XXXX and Junse statements for XXXX XXXX.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	XXXX & XXXX reflecting on the final 1003 are missing from the loan file.	Reviewer Comment (2024-09-09): Cash Flow analysis provided and updated exception cleared

Seller Comment (2024-09-05): A cash-flow analysis documents a positive cash flow.

Reviewer Comment (2024-09-04): XXXX is business account require CPA Letter or Cash Flow Analysis stating withdrawal of fund will not have negative impact on business Exception remains

Seller Comment (2024-09-03): A cash flow analysis is not required for business account XXXX as that is the account for XXXX XXXX which is a business not used to qualify.

Reviewer Comment (2024-08-28): Bank Statements received, please provide A cash flow analysis for Business Account XXXX to confirm the withdrawal of the funds will not negatively impact the business.

Seller Comment (2024-08-27): The CD indicates $XXXXEMD is considered. Evidence of the EMD clearing from the borrower's business account has been provided (Exception XXXX). The total assets in XXXXs XXXX and XXXX of $XXXXare sufficient to cover cash to close and the $XXXX reserves. The statements were provided for Exception XXXX.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	XXXX & XXXX reflecting on final 1003 are missing from the loan file. The CPA letter in file does not reflect the Borrower's ownership % in the business used for income qualification. Clarification required regarding income used as CPA letter states XXXX XXXX has two sources income XXXX and XXXX. Income worksheet reflects XXXX but does not indicate XXXX (bank statements in file). CPA letter does not address Borrower's ownership % in XXXX. The Borrower is purchasing the subject property from current landlord. The loan file does not document a 12 month payment history as required for a non arms length transaction.	Reviewer Comment (2024-09-18): Documents received, system cleared.

Reviewer Comment (2024-09-09): Cash Flow analysis provided for XXXX. Evidence for  ownership percent for XXXX missing in file Exception remains

Seller Comment (2024-09-06): The cash flow analysis for the XXXX International business account XXXX has been provided.

Reviewer Comment (2024-09-05): XXXX is business account require CPA Letter or Cash Flow Analysis stating withdrawal of fund will not have negative impact on business Bylaws for XXXX did not reflect the number of total shares and the amount of the total shares the borrower owned. Unable to determine % ownership. Documentation for XXXX received and satisfactory. Satisfactory Lease payments received for XXXX, XXXX, and XXXX, and mortgage history prior to that. Exception remains

Seller Comment (2024-08-27): Documentation for all citations has been provided.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain documentation reflecting the sale of Borrower's prior residence at XXXX and the property expenses are not included in the subject DTI.				Reviewer Comment (2024-09-05): Evidence of sale D433. Seller Comment (2024-08-26): Page 22 of the FraudGuard report documents the borrower sold XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The CPA letter in file does not reflect the Borrower's ownership % in the business used for income qualification. Clarification required regarding income used as CPA letter states XXXX has two sources income XXXX Income worksheet reflects XXXX (bank statements in file). CPA letter does not address Borrower's ownership % in XXXX				Reviewer Comment (2024-08-28): Operating agreement confirms 100% ownership in XXXX international, income worksheet received, exception cleared. Seller Comment (2024-08-27): The borrower owns 100% of XXXX International as documented by the IRS EIN assignment and the Operating Agreement. The qualifying income was based on the bank statements for XXXX dba XXXX (XXXX #XXXX).	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Letter	The CPA letter in file does not reflect the Borrower's ownership % in the business used for income qualification. Clarification required regarding income used as CPA letter states XXXX XXXX has two sources income XXXX and XXXX. Income worksheet reflects XXXX but does not indicate XXXX (bank statements in file). CPA letter does not address Borrower's ownership % in XXXX.				Reviewer Comment (2024-08-28): Operating agreement confirms 100% ownership in XXXX international, income worksheet received, exception cleared. Seller Comment (2024-08-27): The borrower owns 100% of XXXX International as documented by the IRS EIN assignment and the Operating Agreement. The qualifying income was based on the bank statements for XXXX dba XXXX (XXXX XXXX).	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrower is purchasing the subject property from current landlord. The loan file does not document a 12 month payment history as required for a non arms length transaction.	Reviewer Comment (2024-09-05): Verification provided. Cleared.

Seller Comment (2024-08-27): The monthly rent is $XXXX. The borrower and landlord use a service for the rental payments, XXXX. Evidence of the XXXX, XXXX and XXXX payments was previously provided with Gmail - Payment Confirmations from XXXX@XXXX.com. The payment details indicate fees were added to the XXXX. These payments are also on the bank statements for XXXX XXXX.

Reviewer Comment (2024-08-27): Lease agreement & Prior mortgage payment is provided, however rent payment is not verified. Exception remains.

Seller Comment (2024-08-26): The date of the lease on the subject property is 3/XXXX. The file contains evidence of the XXXX, XXXX and XXXX 2024 rental payments since the lease inception date. The credit report provides the remaining nine month payment history with the XXXX/XXXX Mortgage against the prior residence at XXXX
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing all income worksheets to reflect income used for qualification.				Reviewer Comment (2024-09-18): Income worksheets provided Seller Comment (2024-09-06): All of the info is on pages 1 and 2 of the Bank Statement Worksheet previously provided. The document is being provided again. Reviewer Comment (2024-09-05): Worksheets Sheet provided were blank and contained no data. Seller Comment (2024-09-05): This issue was flipped back to seller without comment, please detail why previous response was not accepted. Seller Comment (2024-08-26): The Bank Statement Worksheet for XXXX/XXXX has been provided as the income worksheet supporting the $XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109183		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-08-29): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	NY	Primary	Purchase	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109365	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file does contain any documentation pertaining to properties that borrower owns not reporting on their personal credit report and are under an LLC as borrower is not personally liable.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109365		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification, Tax Verification	Insurance Verification and Tax Verification documents are missing in file for property at XXXX				Reviewer Comment (2024-09-03): Received Insurance Verification and Tax Verification, Exception Cleared. Seller Comment (2024-08-31): (Rate Lock) REO docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109365		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXStatement	Mortgage Statement document is missing in file for property at XXXX				Reviewer Comment (2024-09-03): Received final CD and first payment letter associated, Exception Cleared Seller Comment (2024-08-31): (Rate Lock) (Rate Lock) (Rate Lock) (Rate Lock) No mortgage statement. Final CD and First payment showing monthly payment provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109365		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Mortgage Statement document is missing in file for property at XXXX				Reviewer Comment (2024-09-03): Received final CD and first payment letter associated, Exception Cleared Seller Comment (2024-08-31): (Rate Lock) (Rate Lock) (Rate Lock) (Rate Lock) No mortgage statement. Final CD and First payment showing monthly payment provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109365		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXA Statement	Mortgage Statement is missing in file for property at XXXX				Reviewer Comment (2024-09-04): Received Initial Closing disclosure with tax and Insurance document, Exception cleared. Seller Comment (2024-09-03): (Rate Lock) No final CD as borrower is refinancing. ICD and HOI/tax cert provided. This is sufficient. Reviewer Comment (2024-09-03): Require final CD or first payment letter for property XXXX Seller Comment (2024-08-31): (Rate Lock) (Rate Lock) (Rate Lock) (Rate Lock) No mortgage statement. LE and taxes/insurance provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109365		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Mortgage Statement is missing in file for property at XXXX				Reviewer Comment (2024-09-03): Received final CD and first payment letter associated, Exception Cleared Seller Comment (2024-08-31): (Rate Lock) (Rate Lock) (Rate Lock) No mortgage statement. Final CD and First payment showing monthly payment provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109365		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXStatement	Mortgage Statement is missing in file for property at XXXX				Reviewer Comment (2024-09-03): Received final CD and first payment letter associated, Exception Cleared Seller Comment (2024-08-31): (Rate Lock) (Rate Lock) No mortgage statement. Final CD and First payment showing monthly payment provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109365		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Mortgage Statement is missing in file for property at XXXX				Reviewer Comment (2024-09-03): Received final CD and first payment letter associated, Exception Cleared Seller Comment (2024-08-31): (Rate Lock) No mortgage statement. Final CD and First payment showing monthly payment provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109365	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower is refinancing seven properties at once when max allowed is 5. Total exposure with the 7 loans is $XXXX	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109365		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a certificate of good standing for the vesting entity.				Reviewer Comment (2024-09-07): COGS provided Seller Comment (2024-08-31): (Rate Lock) Good standing provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109362		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not provided.				Reviewer Comment (2024-09-03): Received E-Sign Consent Agreement. Exception cleared. Seller Comment (2024-08-31): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109362		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Tax Verification	Tax Verification document is not provided.				Reviewer Comment (2024-09-03): Received Tax verification for property address 4XXXX Seller Comment (2024-08-31): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109362		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is refinancing 7 properties at once when the maximum per guidelines is 5. Total exposure with the 7 loans is XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed the guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109362		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Documentation for properties not listed on the Borrower's credit report are not in file the accounts are under an LLC and Borrower is not personally liable.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed the guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109362		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	The loan file is missing mortgage statements for: XXXX that were all recently refinanced.				Reviewer Comment (2024-09-04): Closing Disclosure is provided exception cleared. Seller Comment (2024-09-03): (Rate Lock) No final CD as borrower is refinancing. CD with HOI and tax payments provided is sufficient. Reviewer Comment (2024-09-03): Received Loan Estimate for property address XXXX XXXX, Payments are not matching. Please provide final CD or first payment letter. Exception remains. Seller Comment (2024-08-31): (Rate Lock) REO docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109362		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a certificate of good standing for the vesting entity.				Reviewer Comment (2024-09-07): COGS provided Seller Comment (2024-08-31): (Rate Lock) Good standing provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109367		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approved Exception for a 1 year Prepayment Penalty.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109367		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for not requiring documentation pertaining to properties owned by Borrower that do not reflect on the credit report and are under the LLC as Borrower is not personally liable.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109367		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to conduct 7 refinances at once when the maximum in guidelines is 5 properties. The total exposure with the 7 loans is $XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109367	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Evidence the Borrower can use business assets without impact on Business is missing from the loan file.	Reviewer Comment (2024-09-20): Cleared, updated 1003 provided not using business account but proceeds from transaction for reserves.

Seller Comment (2024-09-19): (Rate Lock) provided

Reviewer Comment (2024-09-18): As per 1003 account XXXX is considered for reserve requirements hence we required evidence of access to funds. Loan is cash out loan reserves are not required provide updated 1003 application. Exception remains

Seller Comment (2024-09-14): (Rate Lock) Please escalate, Linda said this would clear. The cash out more than covers the reserve requirement and we should not need to provide proof of access to the business funds.

Reviewer Comment (2024-09-04): Evidence of Access to Funds is required exception remains.

Seller Comment (2024-09-03): (Rate Lock) This is not needed, as the property is a cash-out and no business funds are being used.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109367		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing Mortgage statements for the REO listed on the 1003.				Reviewer Comment (2024-09-04): Closing disclosure and tax certificate provided exception cleared. Seller Comment (2024-09-03): (Rate Lock) Docs provided. Borrower is refinancing so CD and taxes provided. This is sufficient. Reviewer Comment (2024-09-03): File missing Mortgage statement for address XXXX XXXX. Received Loan Estimate for property address XXXX XXXX, Payments are not matching required final CD or first payment letter. Missing tax verification for property address XXXX, Exception remains. Seller Comment (2024-08-31): (Rate Lock) REO Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109366	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Reviewer Comment (2024-09-12): initial CD, tax and insurance match, exception cleared.

Reviewer Comment (2024-09-11): XXXX refers to a different property address. XXXX is a Initial LE and the PITIA is lesser than 1003. Required Final Closing Disclosure for this property XXXX XXXXA which evidence the correct PITIA as per Final 1003. Exception Remains

Seller Comment (2024-09-10): (Rate Lock) Refer to XXXX What was provided for this cleared the condition. Please clear, it was sufficient for that and for this.

Reviewer Comment (2024-09-10): Exception Remains - Required Final Closing Disclosure for this property XXXX XXXX which evidence the correct PITIA as per Final 1003.

Seller Comment (2024-09-09): (Rate Lock) The provided documents cleared the same condition for a different file. This is acceptable. Please clear.

Reviewer Comment (2024-09-07): EXCEPTION HISTORY - Exception Detail was updated on XXXXXXXX PRIOR Exception Detail: Address: XXXX, Address: XXXX
EXCEPTION HISTORY - Exception Explanation was updated on XXXXX PRIOR Exception Explanation: Statement
Statement
Statement
Statement
Statement
Statement

Reviewer Comment (2024-09-05): Exception remains: Loan estimate for this property is available however it does not match the monthly payment amount reported on Final 1003 ($XXXX) against this property. Provide CD for this property which evidence the correct PITIA for this property as per Final 1003.

Seller Comment (2024-09-04): (Rate Lock) There is no statement. CD and HOI/taxes is sufficient as borrower is refinancing. Please clear.

Reviewer Comment (2024-09-04): Mortgage statement for property: XXXXXis still missing. Exception remains.

Seller Comment (2024-08-31): (Rate Lock) REO docs provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109366		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX					Reviewer Comment (2024-09-07): Waived per client request Seller Comment (2024-08-31): (Rate Lock) accept the EV2 as is and wish to proceed by waiving			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109366		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is refinancing 7 properties at once when max allowed per guidelines is 5. Total exposure with the 7 loans is $XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. The DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109366		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower owns additional properties that are held in an LLC that are not reporting on the Borrower's credit report and the loan file does not contain any documentation regarding these properties.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. The DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109366		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a certificate of good standing for the subject vesting LLC.				Reviewer Comment (2024-09-07): COGS provided Seller Comment (2024-08-31): (Rate Lock) Good standing provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109364	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower is refinancing 7 properties at once when max allowed is 5. Total exposure with the 7 loans is $XXXX	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. The DIT is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109364	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower owns additional REOs not reflected on the credit report that are held in an LLC that they are not personally liable for.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. The DIT is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109364		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A certificate of good standing was not in the loan file for the vesting entity.				Reviewer Comment (2024-09-12): Received, document provided was dated this year. Seller Comment (2024-09-09): (Rate Lock) This was cleared with the same document on other files. Please clear. Reviewer Comment (2024-09-04): Provided document is Certificate of Formation require certificate of good standing for Vesting Business Entity. Exception remains Seller Comment (2024-08-31): (Rate Lock) Good standing provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109364		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXStatement, Tax Verification	Missing mortgage statements for recently refinanced properties: XXXX				Reviewer Comment (2024-09-10): Exception cleared - Received Final CD for the all the below properties XXXX XXXX,XXXX Seller Comment (2024-09-09): (Rate Lock) NO mortgage statements. The CD for XXXX is sufficient and the same documentation for con-current files was cleared for this. Please clear this condition. Reviewer Comment (2024-09-04): Provided Statement updated and associated missing mortgage statement for XXXX Seller Comment (2024-08-31): (Rate Lock) All REO provided Seller Comment (2024-08-31): (Rate Lock) REO docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109364		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement, Tax Verification	Required Mortgage Statement or Final CD and Tax Verification for the property XXXX				Reviewer Comment (2024-09-11): Closing disclosure provided to verify PITIA. Exception cleared Seller Comment (2024-09-10): (Rate Lock) No mortgage statement. Refer to XXXX What was provided for this cleared the same condition. Please clear, it was sufficient for that and for this.	XXXX			1		A		A		A		A		A	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109363		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement Statement Statement Statement Statement Statement	Lender approved exception to not require any documentation pertaining to the properties that do not report on Borrowers personal credit report and under the LLC as Borrower is not personally liable.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109363		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The final signed and dated 1003 is missing from the loan file.				Reviewer Comment (2024-09-03): Received signed and dated final 1003. Exception cleared. Seller Comment (2024-08-31): (Rate Lock) Final 1003 provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109363		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal report at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-09-07): Wiaved per client request. Seller Comment (2024-08-31): (Rate Lock) Accept the EV2 as is and wish to proceed with waiving			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109363		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to not require any documentation pertaining to the properties that do not report on Borrowers personal credit report and under the LLC as Borrower is not personally liable.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109363		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for Borrower allowed to refinance 7 properties when guidelines only allow 5.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109363		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender approved exception to not require any documentation pertaining to the properties that do not report on Borrowers personal credit report and under the LLC as Borrower is not personally liable.				Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors. system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109363		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The required Business Narrative is missing from the loan file.				Reviewer Comment (2024-09-03): Received Business Narrative document. Exception cleared. Seller Comment (2024-08-31): (Rate Lock) Narrative provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109363		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Business Narrative	The required Business Narrative is missing from the loan file.				Reviewer Comment (2024-09-03): Received Business Narrative document. Exception cleared. Seller Comment (2024-08-31): (Rate Lock) Narrative provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109368		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Corrective Note required as the Security Instrument and Title Commitment reflect vesting is the Borrower and XXXX				Reviewer Comment (2024-09-08): Corrected Note provided Seller Comment (2024-09-03): (Rate Lock) Corrected note provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109368		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The minimum tradeline requirement was not met for the Borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job 5+ years. Reserves exceeds guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-26): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109368		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		70% LTV exceeds max LTV of 65% when excessive overdrafts are present.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job 5+ years. Reserves exceeds guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-26): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109368		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 35.83282% exceeds Guideline total debt ratio of 30.00000%.	The debt ratio of 35.83% exceeds the max of 30.00% when multiple overdrafts are present.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job 5+ years. Reserves exceeds guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-26): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109368		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The debt ratio of 35.83% exceeds the max of 30.00% when multiple overdrafts are present.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job 5+ years. Reserves exceeds guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-26): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109368		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The minimum tradeline requirement was not met for the Borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job 5+ years. Reserves exceeds guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-26): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109368		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement Statement	Statement/Final CD for XXXX not provided.				Reviewer Comment (2024-08-29): Closing Disclosure and First Payment letter received for REO property. Same has been associated. Exception Cleared. Seller Comment (2024-08-29): (Rate Lock) No mortgage statement available. CD and first payment letters provided showing monthly payment.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109369		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception Requested For: Corrective Note required as the Security instrument indicates the vesting is "XXXX, A XXXX Limited Liability Company".				Reviewer Comment (2024-09-08): Corrected Note provided Seller Comment (2024-09-03): (Rate Lock) Note provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109369	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Requesting exception to minimum trade-line requirement.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109369	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Requesting exception for 70% LTV when max for excessive overdrafts are present is 65%	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109370		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The Title Policy Amount of $XXXXis less than the note amount of $XXXX based on the Commitment in file.				Reviewer Comment (2024-09-06): Waived per client request. Seller Comment (2024-08-29): (Rate Lock) Accept the EV2 and wish to proceed with waiving as is.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109370		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Note with the business entity as the borrower (as is shown on security instrument) signed by the members as individual and members. The Note is missing the business entity.				Reviewer Comment (2024-09-06): Corrected Note provided Seller Comment (2024-09-03): (Rate Lock) Note provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109370		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower does not meet the minimum tradeline requirement as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job for 5+ years. Borrower's reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-26): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109370		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The Borrower does not meet the minimum tradeline requirement as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job for 5+ years. Borrower's reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-26): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109370		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 35.38780% exceeds Guideline total debt ratio of 30.00000%.	The max DTI when excessive NSFs are present is 30% and subject DTI is 35.38%.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job for 5+ years. Borrower's reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-26): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109370	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The max DTI when excessive NSFs are present is 30% and subject DTI is 35.38% and Mortgage Statement/Final CD for XXXX	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

															The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has been on the same job for 5+ years. Borrower's reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors. Seller Comment (2024-09-10): (Rate Lock) Exception provided Reviewer Comment (2024-08-29): As per our calculation DTI is 35.38% which is exceeding the 30% "Refinance: < 65% LTV, < 30% DTI", Exception remains. Seller Comment (2024-08-29): (Rate Lock) No mortgage statements available; First Payment letters and CDS provided showing monthly payments provided.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	UT	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109372		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Business Bank statements of Borrower from XXXX are incomplete in file. Below pages are missing from particular months. XXXX				Reviewer Comment (2024-08-23): Received Full page bank statement. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) Stmts provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109372		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Account Statements - Business	Business Bank statements of Borrower from XXXX to XXXX are incomplete in file. Below pages are missing from particular months. XXXX - XXXX				Reviewer Comment (2024-08-23): Received Full page bank statement. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) Stmts provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109372		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Business Bank statements of Borrower from XXXX to XXXX are incomplete in file. Below pages are missing from particular months. XXXX - pgs. 2,3,4,5,6,9,10,11 XXXX				Reviewer Comment (2024-08-23): Received Full page bank statement. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) Stmts provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	UT	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109372		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Business Bank statements of Borrower from XXXX to XXXX are incomplete in file. Below pages are missing from particular months. XXXX - pgs. 2,3,4,5,6,9,10,11 XXXX				Reviewer Comment (2024-08-23): Received Full page bank statement. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) Stmts provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109372		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Business Bank statements of Borrower from XXXX are incomplete in file. Below pages are missing from particular months. XXXX				Reviewer Comment (2024-08-23): Received Full page bank statement. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) Stmts provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109372		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Business Bank statements of Borrower from XXXX to XXXX are incomplete in file. Below pages are missing from particular months. XXXX				Reviewer Comment (2024-08-23): Received Full page bank statement. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) Stmts provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109372		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Borrower owns less than 50% of the company and business funds were used for closing/reserves. Guidelines require at least 50% ownership for using business funds.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on same job 5+ years. Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-08-23): Received Full page bank statement. Exception cleared. Reviewer Comment (2024-08-06): Lender exception with compensating factors.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109372		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Provide updated/corrected Final 1003 reflecting correct Borrower's 37.88% ownership in the income details.				Reviewer Comment (2024-08-26): Final 1003 received and verified. Exception cleared Seller Comment (2024-08-25): (Rate Lock) there are no changes from the signed 1003 at close to the one provided. Both reflect borrower owns more than 25% of business Reviewer Comment (2024-08-23): Provided 1003 is not signed and dated at note date. Exception remains. Seller Comment (2024-08-22): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109372		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Provide updated/corrected Final 1008 reflecting correct Borrower's 37.88% ownership in the income details.				Reviewer Comment (2024-08-23): Received correct 1008 document. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109356		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued.				Reviewer Comment (2024-08-19): XXXX received LOA to remove document(s) 54 estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-18): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109356	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Lender credit decreased from $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-21): XXXX Received Valid COC dated XXXX.

Seller Comment (2024-08-20): (Rate Lock) CIC provided showing pricing change for lock extension

Reviewer Comment (2024-08-19): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the credit was decreased as COC states no pricing change.  In order to determine if the changed circumstance is valid more information is necessary on reason credit decreased.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-08-18): (Rate Lock) CIC provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109375		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved to allow 100% use of business funds for an account borrower is 33% owner. Not using that business as qualifying income. Condition for LOX from other owners to allow use of funds requested.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-06): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NH	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109375		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal (XXXX) at least three (3) business days prior to closing, and appraisal was not provided at or before closing. Exception is EV2.				Reviewer Comment (2024-08-13): CLient accepts EV2. Seller Comment (2024-08-06): (Rate Lock) Accept Ev2 as is and wish to waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NH	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109379		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-19): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-08-16): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AL	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109221		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-08-15): Title Final Policy with Coverage Amount has been updated.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109221		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Loan file did not contain verification of the borrower's receipt of the appraisal.				Reviewer Comment (2024-08-16): Delivery provided. Seller Comment (2024-08-14): Appraisal Delivery confirmation has been provided.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109221		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Collections / Balance: XXXX	Student loan collection account with XXXX has a past due amount of $XXXX. Per the guidelines, Student loans listed as delinquent must be brought current. If a student loan is charged off, the total will be included in the cumulative charge off balance in the last 24 months. If a student loan is placed for collection, get a copy of the repayment agreement, a copy of a canceled check and include the payment in the DTI.				Reviewer Comment (2024-08-16): CD provided reflecting past due amount paid. Seller Comment (2024-08-14): Do not concur. Please see attached CD from file, past due amount was paid in full at close.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109221		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing Residual Income Worksheet. Residual Income Worksheet is required for DTI >45%.				Reviewer Comment (2024-08-16): Worksheet provided. Seller Comment (2024-08-14): The Residual Income Worksheet has been provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109221		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title report does not list the coverage amount.				Reviewer Comment (2024-08-15): Title Final Policy with Coverage Amount has been updated. Seller Comment (2024-08-14): The Final Title Policy has been provided.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109184		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.	Disaster Name: SEVERE STORMS, TORNADOES, AND FLOODING; Disaster Declaration Date: XXXX; Most Recent Disaster End Date: XXXX	Post Disaster Inspection Report is Missing.				Reviewer Comment (2024-09-09): Exception Cleared - Received Property Inspection Report associated the same data updated as per provided document. Seller Comment (2024-09-06): The Post Disaster Inspection Report has been provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109184		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence of receipt of appraisal not provided in file.				Reviewer Comment (2024-09-10): Delivery provided. Seller Comment (2024-09-04): Appraisal was provided electronically to borrower whithin the (3) days. Please review Loan Summary Report attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	MI	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109184		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	Evidence of receipt of appraisal not provided in file.				Reviewer Comment (2024-09-10): delivery provided. Seller Comment (2024-09-04): Appraisal was provided to Borrower electronically. Please see attached Loan Summary Report and Valuations Tracking.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	MI	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109184		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XXXX)	Seller Closing Disclosure is Missing.				Reviewer Comment (2024-09-06): XXXX received Seller CD Seller Comment (2024-09-04): Seller CD has been provided. Please review document attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109184		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		12 month Chain of Title required per guidelines but missing from file.				Reviewer Comment (2024-09-23): Exception cleared. Document received and updated correctly. Seller Comment (2024-09-20): Please see attached title and deeds. A search was done in order to issue the title commitment and they provided the deeds (attached). Please see attached title stating this explicitly on page 3 #7.	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	MI	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109333		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-07-30): Received LOA to remove incomplete CD , from testing as not provided to the borrower. Seller Comment (2024-07-29): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109333		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Reviewer Comment (2024-07-30): Initial application date updated. exception cleared Seller Comment (2024-07-29): (Rate Lock) App date is 6/5	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109333		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.					Reviewer Comment (2024-07-30): Initial application date updated. exception cleared Seller Comment (2024-07-29): (Rate Lock) App date is 6/5	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109333		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX 50(f)(2) Eligibility	Loan does not meet XXXX 50(f)(2) conditions.					Reviewer Comment (2024-09-18): XXXX received evidence of XXXX50(f)(2) application date.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109333	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	Non-compliant XXXX 50(f)(2) loan with signed XXXX50(f)(2) Affidavit in file. Loan is reviewed as a XXXX50(a)(6) loan.	XXXX Constitution Section 50(f-1) Affidavit Acknowledging Requirements of Subsection (f)(2) in file, however, review of loan file indicates loan does not meet all conditions in 50(f)(2)(a) to (d). Loan is reviewed as a XXXX50(a)(6) loan.	Reviewer Comment (2024-09-18): XXXX received evidence of XXXX50(f)(2) application date.

Seller Comment (2024-09-18): (Rate Lock) LOE provided to show when the loan became a XXXX50f2

Reviewer Comment (2024-08-20): Loan testing as XXXX Home Equity/50(a)(6) Loan because the requirements for a 50(f)(2)(a) have not been met. All XXXX Home Equity/50(a)(6) Loan exceptions will clear when the 50(f)(2)(a) exceptions have been remedied.

Reviewer Comment (2024-08-14): Provided document is not dated within 3 days of the application date.

Seller Comment (2024-08-13): (Rate Lock) 12 day letter provided

Reviewer Comment (2024-08-07): The Non- Home Equity Disclosure was not provided within 3 business days of application and at least 12 days prior to closing however, all other terms of loan meet the non home equity requirements. Please provide home equity disclosure delivered within 3 business day of application and at least 12 days prior to closing.

Seller Comment (2024-07-29): (Rate Lock) This is not a XXXX50(a)(6). This is a XXXX R/T. Please clear these.
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109333	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing)	XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.	Reviewer Comment (2024-09-18): XXXX received evidence of XXXX50(f)(2) application date.

Seller Comment (2024-09-18): (Rate Lock) LOE provided to show when the loan became a XXXX50f2

Reviewer Comment (2024-08-14): Provided document is not dated within 3 days of the application date.

Seller Comment (2024-08-13): (Rate Lock) 12 day letter provided

Reviewer Comment (2024-08-07): The Non- Home Equity Disclosure was not provided within 3 business days of application and at least 12 days prior to closing however, all other terms of loan meet the non home equity requirements. Please provide home equity disclosure delivered within 3 business day of application and at least 12 days prior to closing.

Seller Comment (2024-07-29): (Rate Lock) This is not a XXXX50(a)(6). This is a XXXX R/T. Please clear these.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109333	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing)	XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	Reviewer Comment (2024-09-18): XXXX received evidence of XXXX50(f)(2) application date.

Seller Comment (2024-09-18): (Rate Lock) LOE provided to show when the loan became a XXXX50f2

Reviewer Comment (2024-08-14): Provided document is not dated within 3 days of the application date.

Seller Comment (2024-08-13): (Rate Lock) 12 day letter provided

Reviewer Comment (2024-08-07): The Non- Home Equity Disclosure was not provided within 3 business days of application and at least 12 days prior to closing however, all other terms of loan meet the non home equity requirements. Please provide home equity disclosure delivered within 3 business day of application and at least 12 days prior to closing.

Seller Comment (2024-07-29): (Rate Lock) This is not a XXXX50(a)(6). This is a XXXX R/T. Please clear these.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Either Deliver the required documents to the borrower or refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109333	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period)	XXXX Constitution Section 50(a)(6): Revised Notice Concerning Extensions of Credit not provided on XXXX Home Equity Loan made on or after XXXXas required by Section 50(g).	Reviewer Comment (2024-08-20): Evidence of Cooling Period in file

Reviewer Comment (2024-08-14): Provided document is not dated within 3 days of the application date.

Seller Comment (2024-08-13): (Rate Lock) 12 day letter provided

Reviewer Comment (2024-08-07): The Non- Home Equity Disclosure was not provided within 3 business days of application and at least 12 days prior to closing however, all other terms of loan meet the non home equity requirements. Please provide home equity disclosure delivered within 3 business day of application and at least 12 days prior to closing.

Seller Comment (2024-07-29): (Rate Lock) This is not a XXXX50(a)(6). This is a XXXX R/T. Please clear these.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109333	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (Security Instrument did not disclose that loan is a XXXX Home Equity Loan)	XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. Security instrument does not disclose that the loan is a XXXX Home Equity/50(a)(6) Loan.	Reviewer Comment (2024-09-18): XXXX received evidence of XXXX50(f)(2) application date.

Seller Comment (2024-09-18): (Rate Lock) LOE provided to show when the loan became a XXXX50f2

Reviewer Comment (2024-08-20): Loan closed as 50(f)(2). Once These requirements have been met, the 50(a)(6) exceptions will clear.

Seller Comment (2024-08-19): (Rate Lock) LOE provided for timing of 12 day letter

Reviewer Comment (2024-08-14): Provided document is not dated within 3 days of the application date.

Seller Comment (2024-08-13): (Rate Lock) 12 day letter provided

Reviewer Comment (2024-08-07): The Non- Home Equity Disclosure was not provided within 3 business days of application and at least 12 days prior to closing however, all other terms of loan meet the non home equity requirements. Please provide home equity disclosure delivered within 3 business day of application and at least 12 days prior to closing.

Seller Comment (2024-07-29): (Rate Lock) This is not a XXXX50(a)(6). This is a XXXX R/T. Please clear these.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109333	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(XXXX50(a)(6)) XXXX Cash-out Loan (T-42 Endorsement Not Obtained)	XXXX Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the XXXX T-42 endorsement or the T-42.1 endorsement. (The loan is a XXXX Section 50 (a)(6) home equity loan.)	Reviewer Comment (2024-08-14): Lender acknowledged and elected to waive.

Seller Comment (2024-08-13): (Rate Lock) 12 day letter provided

Seller Comment (2024-08-12): (Rate Lock)  Accept EV2 as is and wish to waive and proceed.

Reviewer Comment (2024-08-07): The Non- Home Equity Disclosure was not provided within 3 business days of application and at least 12 days prior to closing however, all other terms of loan meet the non home equity requirements. Please provide home equity disclosure delivered within 3 business day of application and at least 12 days prior to closing.

Seller Comment (2024-07-29): (Rate Lock) This is not a XXXX50(a)(6). This is a XXXX R/T. Please clear these.
																					XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109333	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided)	XXXX Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	Reviewer Comment (2024-09-18): XXXX received evidence of XXXX50(f)(2) application date.

Seller Comment (2024-09-18): (Rate Lock) LOE provided to show when the loan became a XXXX50f2

Reviewer Comment (2024-08-20): Provide a copy of the Non- Home Equity Disclosure provided within 3 business days of application.

Seller Comment (2024-08-19): (Rate Lock) LOE provided for timing of 12 day letter

Reviewer Comment (2024-08-14): Provided document is not dated within 3 days of the application date.

Seller Comment (2024-08-13): (Rate Lock) 12 day letter provided

Reviewer Comment (2024-08-07): The Non- Home Equity Disclosure was not provided within 3 business days of application and at least 12 days prior to closing however, all other terms of loan meet the non home equity requirements. Please provide home equity disclosure delivered within 3 business day of application and at least 12 days prior to closing.

Seller Comment (2024-07-29): (Rate Lock) This is not a XXXX50(a)(6). This is a XXXX R/T. Please clear these.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109333	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company)	XXXX Constitution Section 50(a)(6): Unable to determine if loan was closed at an authorized location due to missing documentation.	Reviewer Comment (2024-09-18): XXXX received evidence of XXXX50(f)(2) application date.

Seller Comment (2024-09-18): (Rate Lock) LOE provided to show when the loan became a XXXX50f2

Reviewer Comment (2024-08-20): No documentation provided stating the loan was closing in an attorney, office or other authorized location.

Seller Comment (2024-08-19): (Rate Lock) LOE provided for timing of 12 day letter

Reviewer Comment (2024-08-14): Provided document is not dated within 3 days of the application date.

Seller Comment (2024-08-13): (Rate Lock) 12 day letter provided

Seller Comment (2024-08-12): (Rate Lock) Accept EV2 as is and wish to waive and proceed.

Reviewer Comment (2024-08-07): The Non- Home Equity Disclosure was not provided within 3 business days of application and at least 12 days prior to closing however, all other terms of loan meet the non home equity requirements. Please provide home equity disclosure delivered within 3 business day of application and at least 12 days prior to closing.

Seller Comment (2024-07-29): (Rate Lock) This is not a XXXX50(a)(6). This is a XXXX R/T. Please clear these.
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109333		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.				Reviewer Comment (2024-07-30): Initial application date updated. exception cleared Seller Comment (2024-07-29): (Rate Lock) Acknowledged please waive	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109333		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	The initial Loan Designation correctly updated				Reviewer Comment (2024-08-07): Lender acknowledged and elected to waive. Seller Comment (2024-07-30): (Rate Lock) Accepted as an EV2. Please waive			XXXX	2		A		B		B		B		A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109333		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (XXXX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	XXXX Constitution Section 50(a)(6): Missing Revised Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.					Reviewer Comment (2024-09-18): XXXX received evidence of XXXX50(f)(2) application date. Seller Comment (2024-09-18): (Rate Lock) LOE provided to show when the loan became a XXXX50f2	XXXX			1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term	Refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109194		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report not provided in file.				Reviewer Comment (2024-08-13): Exception cleared - Fraud Report received and associated clarity. Seller Comment (2024-08-09): XXXX Report Attached	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109194		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing from file.				Reviewer Comment (2024-08-13): Exception cleared - E-sign Consent Agreement received and associated clarity. Seller Comment (2024-08-09): E Consent Document Attached	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109194		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2024-08-09): Project approval provided exception cleared. Seller Comment (2024-08-07): See attached printout from XXXX website showing the condo project is approved and warrantable. Condo questionnaire and supporting documents also attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109194		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:2581/XXXX)	Delivery of the appraisal report dated XXXX 3 days prior to closing is missing from the loan file.				Reviewer Comment (2024-08-22): Documents received, system cleared. Seller Comment (2024-08-19): E-Mail evidence attached showing borrower received the Appraisal Report	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109194	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	A collateral desktop fee in the amount of XXXX was added to the XXXX loan estimate without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-09-10): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Seller Comment (2024-09-09): Copy of restitution check signed by the borrower when cashed on Sept. 4

Reviewer Comment (2024-08-26): XXXX received LOE to borrower, Corrected CD. and Copy of Refund Check. Proof of mailing provided does not have the tracking ID to confirm the receipt of check to borrower. Proof of mailing required to cure.

Seller Comment (2024-08-22): Cure attached for XXXX loan for CDA Fee violation

Reviewer Comment (2024-08-12): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the CDA fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-08-09): COC attached shows program change allows for CDA fee to be added
																				XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109336		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file only contains a 1007 to document rental amount used for income when lease, first month's rent and documented security deposit are required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-07-30): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109336		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has 1 tradeline when a minimum of at least one tradeline reporting for 36 months that is a mortgage or installment account with activity in the last 12 months is required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-07-30): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109336		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file only contains a 1007 to document rental amount used for income when lease, first month's rent and documented security deposit are required per guidelines. and a Verification of Employment within 10 business days of closing not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-28): (Rate Lock) Approved exception provided. Please downgrade to an EV2. Reviewer Comment (2024-08-12): Exception provided rental income. No alternate documentation was provided for the timing of the verification of business. Exception remains EV3.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109336		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file only contains a 1007 to document rental amount used for income when lease, first month's rent and documented security deposit are required per guidelines. and a Verification of Employment within 10 business days of closing not provided. Borrower has 1 tradeline when a minimum of at least one tradeline reporting for 36 months that is a mortgage or installment account with activity in the last 12 months is required per guidelines.				Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-28): (Rate Lock) Approved exception provided. Please downgrade to an EV2. Reviewer Comment (2024-08-12): Exception provided for tradelines, rental income. No alternate documentation was provided for the timing of the verification of business. Exception remains EV3 and ATR risk. Seller Comment (2024-08-06): (Rate Lock) Exceptions provided for tradelines and VOE			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109336	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file only contains a 1007 to document rental amount used for income when lease, first month's rent and documented security deposit are required per guidelines. and a Verification of Employment within 10 business days of closing not provided. Borrower has 1 tradeline when a minimum of at least one tradeline reporting for 36 months that is a mortgage or installment account with activity in the last 12 months is required per guidelines.	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.

Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation.

Seller Comment (2024-08-28): (Rate Lock) Approved exception provided. Please downgrade to an EV2.

Reviewer Comment (2024-08-12): Exception provided for tradelines, rental income. No alternate documentation was provided for the timing of the verification of business. Exception remains EV3 and ATR risk.

Seller Comment (2024-08-06): (Rate Lock) Exceptions provided for tradelines and VOE
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109336	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file only contains a 1007 to document rental amount used for income when lease, first month's rent and documented security deposit are required per guidelines. and a Verification of Employment within 10 business days of closing not provided. Borrower has 1 tradeline when a minimum of at least one tradeline reporting for 36 months that is a mortgage or installment account with activity in the last 12 months is required per guidelines.	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.

Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation.

Seller Comment (2024-08-28): (Rate Lock) Approved exception provided. Please downgrade to an EV2.

Reviewer Comment (2024-08-12): Exception provided for tradelines, rental income. No alternate documentation was provided for the timing of the verification of business. Exception remains EV3 and ATR risk.

Seller Comment (2024-08-06): (Rate Lock) Exceptions provided for tradelines and VOE
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109336		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-06): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-08-05): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109336		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure did not disclose the reason the loan will not have an escrow account.				Reviewer Comment (2024-08-06): XXXX Received PCCD and LOE Seller Comment (2024-08-05): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109336		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender requested exception for borrower does not meet the minimum tradeline requirement. Mortgage was paid off in XXXX. Borrower has 1 qualifying tradeline.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-12): Lender exception with compensating factors. Seller Comment (2024-08-06): (Rate Lock) Exceptions provided for tradelines and VOE			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109336		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Manuel Padron Third Party Verification	The loan file does not contain a verification of the Borrower's business within 10 business days of the closing as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-11): Lender Exceptions with Compensating Factors. Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-28): (Rate Lock) Approved exception provided. Please downgrade to an EV2. Reviewer Comment (2024-08-12): No alternate documentation was provided for the timing of the verification of business. Exception remains EV3. Seller Comment (2024-08-06): (Rate Lock) Exceptions provided for tradelines and VOE Seller Comment (2024-08-05): (Rate Lock) VOE and exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109210		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing in the file.				Reviewer Comment (2024-08-16): Received Fraud Report and verified the information. Exception cleared. Seller Comment (2024-08-15): Please see attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109210		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for current mortgage not seasoned for 6 months. Borrower opened a new HELOC in XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Score 35 pnts below maximum.	XXXX	Reviewer Comment (2024-08-07): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109210		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender exception approved for current mortgage not seasoned for 6 months. Borrower opened a new HELOC in XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Score 35 pnts below maximum.	XXXX	Reviewer Comment (2024-08-07): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109210		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-08-07): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	NJ	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109210		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-08-07): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	NJ	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109382		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-09-05): Documentation received, exception cleared. Seller Comment (2024-09-04): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109382		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document a full 12 month housing history as required by guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceed guidelines minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-04): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109382	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	The loan file does not document a full 12 month housing history as required by guidelines.	Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

															The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves exceed guidelines by at least 4 months. FICO exceed guidelines minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-04): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109385		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Subject loan has an LTV of 85% when max is 80% for Borrower living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-08-13): Lender exception in file.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109385		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Subject loan has an LTV of 85% when max is 80% for Borrower living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-08-13): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109385		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Subject loan has an LTV of 85% when max is 80% for Borrower living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-08-13): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109385	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	An appraisal re-inspection fee was added to the XXXX loan estimate without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-16): XXXX received PCCD, LOE and payment history for principal reduction of cure.

Seller Comment (2024-08-15): (Rate Lock) Docs provided for review

Reviewer Comment (2024-08-15): XXXX The COC dated XXXX that was provided in the trailing images was also provided in the original loan package. But,  Appraisal report with provided disclosure completed on XXXX, but the Appraisal re-inspection fee added on XXXX LE. This is outside of the required three-day timeline for notification of borrower. Cure is required.

Seller Comment (2024-08-14): (Rate Lock) CIC provided

Reviewer Comment (2024-08-14): Please provide valid change of circumstance that required the addition of the 1004D. COC provided does not indicate the change that required the fee to be added.
																				XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109320		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX00. Insufficient or no cure was provided to the borrower. (XXXX)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-21): XXXX Received PCCD, LOE and Payment history. Seller Comment (2024-08-20): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109320		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 89.99989% exceeds Guideline loan to value percentage of 80.00000%.	Non-Permanent Resident Alien 80% LTV/CLTV is the maximum allowed and subject loan is at 90% LTV/CLTV.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10%<guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-15): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109320		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 89.99989% exceeds Guideline combined loan to value percentage of 80.00000%.	Non-Permanent Resident Alien 80% LTV/CLTV is the maximum allowed and subject loan is at 90% LTV/CLTV.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10%<guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-15): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109320		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Non-Permanent Resident Alien 80% LTV/CLTV is the maximum allowed and subject loan is at 90% LTV/CLTV.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10%<guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-15): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109320		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a non permanent resident alien and a copy of the Borrower's XXXX is not in file.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10%<guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-15): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109320		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-19): VVOE document received and associated. Exception Cleared. Seller Comment (2024-08-16): (Rate Lock) VOE done XXXX was done prior to the borrower actually signing on XXXX	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109320		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-19): VVOE document received and associated. Exception Cleared. Seller Comment (2024-08-16): (Rate Lock) VOE done XXXX was done prior to the borrower actually signing on XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109320		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-19): VVOE document received and associated. Exception Cleared. Seller Comment (2024-08-16): (Rate Lock) VOE done XXXX was done prior to the borrower actually signing on XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109320		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-19): VVOE document received and associated. Exception Cleared. Seller Comment (2024-08-16): (Rate Lock) VOE done XXXX was done prior to the borrower actually signing on XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109320		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Tejbir XXXX Third Party Verification	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-19): VVOE document received and associated. Exception Cleared. Seller Comment (2024-08-16): (Rate Lock) VOE done XXXX was done prior to the borrower actually signing on XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109348		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient. Coverage shortfall $XXXX. Provide updated Hazard Insurance Policy with Dwelling Coverage of at least XXXX				Reviewer Comment (2024-08-28): Replacement cost estimator is provided exception cleared. Seller Comment (2024-08-27): (Rate Lock) The RCE isn't from XXXX and shouldn't be used to determine coverage. The attached shows 100% replacement. Reviewer Comment (2024-08-26): HOI coverage is insufficient by XXXX. Provide updated policy reflecting minimum coverage of XXXX0. Exception remains Seller Comment (2024-08-25): (Rate Lock) This covers exactly what guidelines require and is acceptable as its 100% replacement.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109348		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX	Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX				Reviewer Comment (2024-09-03): Documents received, system cleared. Seller Comment (2024-08-25): (Rate Lock) Final SS shows file disbursed 8/2. Reviewer Comment (2024-08-21): Final CD signed and dated by borrower on XXXX8XXXX. RTC transaction date isXXXX Disbursement date of XXXXXX is prior to RTC expiration date of XXXX. Seller Comment (2024-08-16): (Rate Lock) Final CD signed at close reflects funding XXXXwhich is sufficient.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109348		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Earlier appraisal report version with effective date of XXXX that was provided to the Borrower on XXXX is missing.				Reviewer Comment (2024-08-21): Initial copy of appraisal provided. Seller Comment (2024-08-19): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109326		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title Policy is within CA and does not reflect a coverage amount (no Final Title Policy in file). Unable to determine if appropriate coverage is provided				Reviewer Comment (2024-08-06): Exception cleared - We have Title Preliminary supplement in file updated the clarity as required. Seller Comment (2024-08-04): (Rate Lock) Accept EV2 and wish to waive	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109326		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower2 two does not meet minimum tradeline and STI is >43% maximum for living rent free (Borrowers 2 and 3).	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-16): Lender Exception with Compensating Factors. Seller Comment (2024-08-13): (Rate Lock) Exception provided Reviewer Comment (2024-08-02): Please provide valid compensating factors for consideration to downgrade/waive exception.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109326	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Earlier appraisal report version with effective date of XXXX that was provided to the Borrower on XXXX is missing.	Reviewer Comment (2024-08-26): Earlier appraisal provided.

Seller Comment (2024-08-26): (Rate Lock) Provided

Reviewer Comment (2024-08-21): ECOA requires evidence of all appraisal and verification value did not change needed.

Seller Comment (2024-08-20): (Rate Lock) This is a transferred appraisal. We shouldn't be responsible for the delivery of versions of it we never received.

Reviewer Comment (2024-08-13): The only copy of an appriasal in file has a report date of XXXXXXXX and effective date ofXXXXXXX.  The appraisal delivery date in file is datedXXXXXX which is prior to the report date of XXXXXXXX.  Still need a copy of the initial appraisal report that belongs with the XXXXXXX appraisal delivery date.

Seller Comment (2024-08-04): (Rate Lock) This was pages 680-723 in investor package.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109326		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrowers are first time homebuyers and Borrower 2 and 3 are living rent free. Max DTI for living rent free is 43% subject loan DTI is 44.64%.				Reviewer Comment (2024-08-16): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive. Seller Comment (2024-08-13): (Rate Lock) Exception provided Reviewer Comment (2024-08-08): Lease Agreement and Payment history reviewed and updated Borrower 3 is living rent free Max DTI for living rent free is 43% and Subject loan DTI is 44.64% exception remains Seller Comment (2024-08-07): (Rate Lock) B2 isn't living rent free, her name is on the current lease. Updated 1003 attached for that	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109326		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.64167% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Borrowers are first time homebuyers and Borrower 2 and 3 are living rent free. Max DTI for living rent free is 43% subject loan DTI is 44.64%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-16): Lender Exception with Compensating Factors. Seller Comment (2024-08-13): (Rate Lock) Exception provided Reviewer Comment (2024-08-08): Lease Agreement and Payment history reviewed and updated Borrower 3 is living rent free Max DTI for living rent free is 43% and Subject loan DTI is 44.64% exception remains Seller Comment (2024-08-07): (Rate Lock) B2 isn't living rent free, her name is on the current lease. Updated 1003 attached for that			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109326		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.64167% exceeds Guideline total debt ratio of 43.00000%.	Borrowers are first time homebuyers and Borrower 2 and 3 are living rent free. Max DTI for living rent free is 43% subject loan DTI is 44.64%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-16): Lender Exception with Compensating Factors. Seller Comment (2024-08-14): (Rate Lock) Exception was provided for this Reviewer Comment (2024-08-08): Lease Agreement and Payment history reviewed and updated Borrower 3 is living rent free Max DTI for living rent free is 43% and Subject loan DTI is 44.64% exception remains Seller Comment (2024-08-07): (Rate Lock) B2 isn't living rent free, her name is on the current lease. Updated 1003 attached for that			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109326		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrowers are first time homebuyers and Borrower 2 and 3 are living rent free. Max DTI for living rent free is 43% subject loan DTI is 44.64%.				Reviewer Comment (2024-08-16): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive. Seller Comment (2024-08-13): (Rate Lock) Exception provided Reviewer Comment (2024-08-08): Lease Agreement and Payment history reviewed and updated Borrower 3 is living rent free Max DTI for living rent free is 43% and Subject loan DTI is 44.64% exception remains Seller Comment (2024-08-07): (Rate Lock) B2 isn't living rent free, her name is on the current lease. Updated 1003 attached for that	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109326		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower two's income is being used for qualification and they do not meet the minimum tradeline requirements.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-16): Lender Exception with Compensating Factors. Seller Comment (2024-08-13): (Rate Lock) Exception provided Reviewer Comment (2024-08-02): Please provide valid compensating factors for consideration of downgrading/waiving exception.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109374	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Note reflects Interest only terms and Borrower is a first time homebuyer which is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															Miscellaneous	Reserves exceed guideline minimum by at least 4 months. FICO > guideline requirements by at least 40 points. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109374	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Borrower's business was established XXXX less than 2 years as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															Miscellaneous	Reserves exceed guideline minimum by at least 4 months. FICO > guideline requirements by at least 40 points. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109374		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Business debt paid by business that was opened XXXXfirst payment XXXX have 8 months verified but guides require 12. Borrower's business was establishedXXXX2 less than 2 years.				Reviewer Comment (2024-08-06): Lender exception with compensating factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109374		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Business debt paid by business that was opened XXXX, first payment XXXX have 8 months verified but guides require 12. Borrower's business was established XXXX less than 2 years.				Reviewer Comment (2024-08-06): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109374		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Business debt paid by business that was opened XXXX, first payment XXXX have 8 months verified but guides require 12. Borrower's business was established XXXX less than 2 years.				Reviewer Comment (2024-08-06): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109374	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Business debt paid by business only have 8 months statements for verification and guidelines require 12 months.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															Miscellaneous	Reserves exceed guideline minimum by at least 4 months. FICO > guideline requirements by at least 40 points. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109374	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 719 is less than Guideline representative FICO score of 720.	The minimum credit score for an escrow waiver is 720.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															Miscellaneous	Reserves exceed guideline minimum by at least 4 months. FICO > guideline requirements by at least 40 points. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-13): Lender Exception with Compensating Factors. Seller Comment (2024-08-07): (Rate Lock) Exception was provided for this.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109387		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Appraisal was dated XXXX < 3 business days from closing.				Reviewer Comment (2024-08-22): Waive per client request Seller Comment (2024-08-19): (Rate Lock) Accept EV2 to remain as is and wish to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NM	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109387		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Delivery of an appraisal report was documented in file on XXXX prior to the appraisal report in file dated XXXX. Please provide copy of report sent to Borrower on XXXX.				Reviewer Comment (2024-08-22): Copy of initial appraisal provided Seller Comment (2024-08-19): (Rate Lock) Appraisal dated 7.26 provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NM	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109219		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing				Reviewer Comment (2024-08-14): Fraud Report Provided and updated Exception cleared Seller Comment (2024-08-12): XXXX report provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109219		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Security Instrument - Subject Lien is missing				Reviewer Comment (2024-08-14): Security Instrument provided and updated exception cleared Seller Comment (2024-08-12): recorded mtg provided please review	XXXX			1	D	A	D	A	D	A	D	A	D	A	XXXX	CA	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109219		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-08-22): Final title policy received and associated. Exception cleared.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109219		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Borrower received copy of appraisal on XXXX but three days prior to consummation date is XXXX.				Reviewer Comment (2024-08-21): Documents received, system cleared. Seller Comment (2024-08-15): XXXXXXXX Valuation tracking provided please review Reviewer Comment (2024-08-14): Document provided reflects borrower delivery on XXXX and receipt 0XXXX which is < 3 business day prior to closing. Seller Comment (2024-08-12): loan summary report provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109219		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-08-08): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109219		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XXXX)	Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2				Reviewer Comment (2024-08-14): XXXX received Seller CD Seller Comment (2024-08-12): Seller CD provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109219		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-08-22): Title policy amount updated from final title policy. Exception cleared. Seller Comment (2024-08-21): final title policy provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109220		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2024-08-16): Evidence appraisal was acceptable provided. Seller Comment (2024-08-14): Do not concur. Guidelines allow for an appraisal ported over from another lender, see attached guidelines for Appraisal Portability from our Non Agency Underwriting Guidelines. Please also see port review (page 1 of attached under Findings refers to this as a port review and deems appraisal acceptable).	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NV	Second Home	Purchase		B	B	B	B	A	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109220		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-08-12): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	NV	Second Home	Purchase	Final CD evidences Cure	B	B	B	B	A	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109220		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-08-12): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	NV	Second Home	Purchase	Final CD evidences Cure	B	B	B	B	A	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109220		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Seller vested on title XXXX, quit claim deed due to a divorce, but original owner was just the spouse. Guidelines do not allow resales within 181 days.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-13): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NV	Second Home	Purchase		B	B	B	B	A	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109360		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/XXXX)	Revised Loan Estimate provided on XXXX is after the date the Closing Disclosure was provided (XXXX).				Reviewer Comment (2024-08-07): XXXX received LOA to remove document(s) 0105 from testing as not provided to the borrower. Seller Comment (2024-08-06): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109360		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX)	Revised Loan Estimate provided on XXXX is after the date the Closing Disclosure was provided (XXXX).				Reviewer Comment (2024-08-08): XXXX received lender attestation that CD with missing issue date not issued to borrower Seller Comment (2024-08-07): (Rate Lock) loe provided Reviewer Comment (2024-08-07): Documents ID 0107 is incomplete and dated XXXX. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID 0107 were never provided to the borrower and XXXX will review for re-testing. Seller Comment (2024-08-06): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109360		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-08): XXXX received lender attestation that CD with missing issue date not issued to borrower Seller Comment (2024-08-07): (Rate Lock) loe provided Reviewer Comment (2024-08-07): Documents ID XXXX is incomplete and dated XXXX. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID XXXX were never provided to the borrower and XXXX will review for re-testing. Seller Comment (2024-08-06): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109360		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-07): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-08-06): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109305		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-27): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-08-26): (Rate Lock) Same explanation provided. Reviewer Comment (2024-08-26): Documents ID XXXX is incomplete and dated XXXX. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID XXXX were never provided to the borrower and XXXX will review for re-testing. Seller Comment (2024-08-22): (Rate Lock) Escrow CD with date issued missing was not sent to the borrower and only used for balancing.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109204	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Guidelines indicate properties with less than XXXX sq ft. are ineligible. Subject is XXXX sq. ft.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	0X30X36 housing history 64.2% LTV	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors.

Seller Comment (2024-09-16): Exception has been submitted to XXXX and approved. See exception form and approval (email and online form) attached.

Reviewer Comment (2024-09-12): Guidelines indicate properties with less than XXXX sq ft. are ineligible. Subject is 540 sq. ft., Exception approved document not provided, Exception remains

Seller Comment (2024-09-09): We are requesting an exception for this issue.  A XXXX sq ft property is very marketable in this area.  Compensating factors: 62 LTV, 676 credit, 0x30 for over 36 months, ample reserves (cash back, which can be used for reserves) of $XXXX which far exceeds the required $XXXX and the loan was qualified with no rental income used for subject or any rental property owned.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109204		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Loan file missing the Residual Income Worksheet.				Reviewer Comment (2024-09-10): Received Residual income worksheet, Exception cleared. Seller Comment (2024-09-09): documents provided please review	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	NY	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109270	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Reviewer Comment (2024-09-25): Updated for exception to use market rents for unit 1.

Seller Comment (2024-09-25): (Rate Lock) Exception provided

Reviewer Comment (2024-09-18): Unit 1 (XXXX) lease $XXXX.  Unit 2 (XXXX) lease XXXX0.  Unit 3 (XXXX) is vacant and rent schedule $XXXX0.  Unit 4 (XXXX) lease $XXXX

Seller Comment (2024-09-14): (Rate Lock) You should be using the 1007 figure of XXXX,200. Please re-calculate.

Reviewer Comment (2024-09-13): Gross rent used is $XXXX

Seller Comment (2024-09-11): (Rate Lock) Please re-calculate per guidelines, the numbers are right but XXXX

The DSCR will be calculated using the lesser of market rent or current lease for the subject investment property divided by the PITIA.

Reviewer Comment (2024-09-05): Unit 1 (XXXX

Seller Comment (2024-08-27): (Rate Lock) DISREGARD EXCEPTION. We disagree, DSCR should be calculated based on the appraisal we are using value from.XXXX

Seller Comment (2024-08-27): (Rate Lock) Exception provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109270		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vesting entity is a layered entity which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-22): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109270		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is living in the subject property while doing work on the property. The Borrower will be moving out before subject loan closing and leased out all units but does not have proof of three months rents received and does not have housing payment history on property the Borrower is moving into because the commercial loan is not on credit report	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-22): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109270		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unit 1 market rent was used for qualification when lower lease amount should be used per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-25): Lender exception with compensating factors.			XXXX	2		B		B		B		B		B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109324		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Subject loan LTV of 85% with FICO of 669 exceeds guidelines when max is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been on the same job for 5+ years.	XXXX	Reviewer Comment (2024-08-02): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109324		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Subject loan LTV of 85% with FICO of 669 exceeds guidelines when max is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been on the same job for 5+ years.	XXXX	Reviewer Comment (2024-08-02): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109324		XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Credit history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: XXXX Credit history reflects a total of 1 reported late payments.	Derogatory seasoning requirements not met.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been on the same job for 5+ years.	XXXX	Reviewer Comment (2024-08-02): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109324		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Earlier appraisal report version with effective date of XXXX that was provided to the Borrower on 0XXXX is missing.				Reviewer Comment (2024-08-13): 6/12 report provided. Seller Comment (2024-08-03): (Rate Lock) This is pages 340-369 of investor package.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109324		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Subject loan LTV of 85% with FICO of 669 exceeds guidelines when max is 80%. Derogatory seasoning requirements not met.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been on the same job for 5+ years.	XXXX	Reviewer Comment (2024-08-02): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109324		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/XXXX)	Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.				Reviewer Comment (2024-08-12): XXXX received PCCD, LOE and proof of mailing. Seller Comment (2024-08-12): (Rate Lock) MI not required on Non-QM; PCCD and loe provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109324		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Disaster Inspection Fee. Fee Amount of $295.00 exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-08-02): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109217		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing.				Reviewer Comment (2024-08-13): Provided. Seller Comment (2024-08-13): See Fraud Report	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	KY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109217		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation (XXXX) to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-08-16): XXXX is a business day. Delivery provided. Seller Comment (2024-08-14): XXXX would be counted as a business day. Reviewer Comment (2024-08-13): Three days priorXXXX, unless XXXX is considered a business day. Please advise. Seller Comment (2024-08-13): Disagree - The appraisal was provided through electronic delivery within 3 days prior to consummation. See Loan Summary Report.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	KY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109217	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Incomplete Closing Disclosure with no issue date provided without verbiage of "Draft". Unable to determine if this was disclosed to borrower.	Reviewer Comment (2024-08-15): Received LOA to remove incomplete CD, from testing as not provided to the borrower.

Seller Comment (2024-08-14): See letter of attestation.

Reviewer Comment (2024-08-14): XXXX: Documents ID XXXX is incomplete, it is missing issue date and blank page #5. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID XXXX were never provided to the borrower and XXXX will review for re-testing.

Seller Comment (2024-08-13): Disagree - The initial CD issue date is XXXXand received by borrower through electronic delivery XXXX.  See Loan Summary Report with Disclousre document history.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	KY	Primary	Purchase	Good Faith Redisclosure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109217		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-08-07): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	KY	Primary	Purchase	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109217		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Residual Income Worksheet not provided.				Reviewer Comment (2024-08-13): Provided. Seller Comment (2024-08-13): See Residual Income Worksheet	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	KY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109218	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Incomplete Closing Disclosure-Date issued not provided.	Reviewer Comment (2024-08-16): XXXX received LOA to remove document(s) 188 estimated to be provided on XXXX, from testing as not provided to the borrower.

Seller Comment (2024-08-15): XXXXXXXX LOE provided -please review

Reviewer Comment (2024-08-15): Document 188 Contains incomplete CD and missing issue date. If the CD were not provided to the borrower, Please provide Letter of Attestation indicating the document ID 188 were never provided to the borrower and XXXX will review for re-testing.

Seller Comment (2024-08-14): would you please provide the doc id # you are reffering to( CD Initial XXXXXXX24 )and we will advise on the issue . We are unable to locate the document in our files . Thank you so much
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109218		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX.				Reviewer Comment (2024-08-12): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109218		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-08-15): Fraud Report provided and Updated. Exception cleared Seller Comment (2024-08-14): XXXX report provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109391		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Multiple "Overdraft Protection" transfers reflected on business bank statements. Borrower has a business savings tied to his business checking, Where funds are drawn from if there are not available funds in the checking.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on same job for 5+ years. Residual income is >XXXX.	XXXX	Reviewer Comment (2024-08-13): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109391		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Calculated PITIA months reserves of 5.88 is less than Guideline PITIA months reserves of 6.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on same job for 5+ years. Residual income is >XXXX. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-23): Lender Exception with Compensating Factors. Seller Comment (2024-08-20): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109391		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.69 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 5.88 is less than Guideline PITIA months reserves of 6.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on same job for 5+ years. Residual income is >XXXX. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-23): Lender Exception with Compensating Factors. Seller Comment (2024-08-20): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109391		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated PITIA months reserves of 5.88 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-08-23): Lender Exception with Compensating Factors. system cleared. Seller Comment (2024-08-20): (Rate Lock) Exception provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109391		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated PITIA months reserves of 5.88 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-08-23): Lender Exception with Compensating Factors. system cleared. Seller Comment (2024-08-20): (Rate Lock) Exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109391		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Calculated PITIA months reserves of 5.88 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2024-08-23): Lender Exception with Compensating Factors. system cleared. Seller Comment (2024-08-20): (Rate Lock) Exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109373	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	Secondary valuation is not provided in file.	Reviewer Comment (2024-09-23): Desk Review provided.

Seller Comment (2024-09-21): (Rate Lock) LOE provided

Reviewer Comment (2024-09-09): Provided document does not reflecting as is value, comparable details. This is incomplete report. Require secondary valuation with complete information. Exception Remains.

Seller Comment (2024-09-05): (Rate Lock) You accepted desk reviews before. XXXX is an example. If you will not accept we need to know exactly what they will be accepted.

Reviewer Comment (2024-09-03): Provided document is insufficient. Require Secondary valuation with all data and pages. Exception Remains.
																			XXXX			1	D	A	D	A	D	A	D	A	D	A	XXXX	UT	Investment	Refinance - Cash-out - Home Improvement		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350109373		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance is missing in file				Reviewer Comment (2024-09-13): Provided hazard insurance policy with 12 months of rent loss coverage. Updated Insurance screen. Exception cleared. Seller Comment (2024-09-10): (Rate Lock) Coverage of rent loss provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Investment	Refinance - Cash-out - Home Improvement		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350109373		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Flood Insurance Coverage Amount is insufficient				Reviewer Comment (2024-09-13): Provided Flood insurance policy and updated Insurance screen. Exception cleared. Seller Comment (2024-09-12): (Rate Lock) Flood provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Investment	Refinance - Cash-out - Home Improvement		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350109373		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception is approved and requested for compensating factors FICO 748, LTV 54%, 24 months reserves. Request to use a combination of short term and long term rent form 1007. Two units have long term tenants and two short term through AirBNB.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-28): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Home Improvement		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350109373		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception is approved and requested for to allow POA on cash out transaction as borrower will be headed out of the country. Borrower is only person on the loan so exception to include allowing POA where one borrower will not sign loan documents.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-28): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Refinance - Cash-out - Home Improvement		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350109373		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require a CDA when CU/LTV requirements not met. CU score not provided.				Reviewer Comment (2024-09-23): Desk Review provided.	XXXX			1		A		A		A		A		A	XXXX	UT	Investment	Refinance - Cash-out - Home Improvement		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350109395		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-09-24): Lender acknowledged and elected to waive. Seller Comment (2024-09-17): (Rate Lock) Lender accepts the EV2 and wishes to waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109328		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX)	Final Closing Disclosure does not indicate whether partial payments are allowed or not.				Reviewer Comment (2024-08-26): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-08-22): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109328		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 2.60% is less than Guideline required borrower's own funds of 5.00%.	Calculated borrower's own funds of 3.60% is less than Guideline required borrower's own funds of 5.00%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Borrower has been on the job 5+ years. FICO exceeds guidelines by at least 40 points. 75% LTV 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Reviewer Comment (2024-08-23): 6 months additional PITIA from departure is required for reserves due to investment property being a rental property. Investment Property XXXX Exception Remains Seller Comment (2024-08-22): (Rate Lock) For reserves: 1. Only 6 months reserves are required. 6 * XXXX 2. CD shows XXXX EMD was refunded, 0 cash to close and file has XXXX in assets. XXXX + XXXX			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	UT	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109328		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rental income being used for REO XXXX and only a lease agreement is in file when 3 months of rents received is also required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the job 5+ years. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109328		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is purchasing subject property from landlord and the loan file only documents a 6 month term on the lease when 12 months is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the job 5+ years. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109328		XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $XXXX0 is less than Guideline Available for Reserves of $XXXX	Calculated Available for Reserves of $XXXX is less than Guideline Available for Reserves of $XXXX.(Departing residence turned into a rental requires an additional 6 months reserves of PITIA per guidelines)	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Borrower has been on the job 5+ years. FICO exceeds guidelines by at least 40 points. 75% LTV 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Reviewer Comment (2024-08-23): 6 months additional PITIA from departure is required for reserves due to investment property being a rental property. Investment Property $XXXX Exception Remains Seller Comment (2024-08-22): (Rate Lock) For reserves: 1. Only 6 months reserves are required. XXXX 2. CD shows XXXX EMD was refunded, 0 cash to close and file has XXXX			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	UT	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109328		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated Available for Reserves of $XXXXis less than Guideline Available for Reserves of XXXX. Calculated borrower's own funds of 3.60% is less than Guideline required borrower's own funds of 5.00%.				Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-08-27): (Rate Lock) Exceptions provided Reviewer Comment (2024-08-23): 6 months additional PITIA from departure is required for reserves due to investment property being a rental property. Investment Property XXXX Exception Remains Seller Comment (2024-08-22): (Rate Lock) For reserves: 1. Only 6 months reserves are required. XXXX 2. CD shows XXXX	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	UT	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109328		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Calculated Available for Reserves of XXXX is less than Guideline Available for Reserves of $XXXX Calculated borrower's own funds of 3.60% is less than Guideline required borrower's own funds of 5.00%.				Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-08-27): (Rate Lock) Exceptions provided Reviewer Comment (2024-08-23): 6 months additional PITIA from departure is required for reserves due to investment property being a rental property. Investment Property $XXXX Exception Remains Seller Comment (2024-08-22): (Rate Lock) For reserves: 1. Only 6 months reserves are required. XXXX 2. CD shows XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109328		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated Available for Reserves of XXXX is less than Guideline Available for Reserves of $XXXX. Calculated borrower's own funds of 3.60% is less than Guideline required borrower's own funds of 5.00%.				Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-08-27): (Rate Lock) Exceptions provided Reviewer Comment (2024-08-23): 6 months additional PITIA from departure is required for reserves due to investment property being a rental property. Investment Property XXXX Exception Remains Seller Comment (2024-08-22): (Rate Lock) For reserves: 1. Only 6 months reserves are required. XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109328		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Calculated Available for Reserves of $XXXX is less than Guideline Available for Reserves of XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Borrower has been on the job 5+ years. FICO exceeds guidelines by at least 40 points. 75% LTV 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Seller Comment (2024-08-27): (Rate Lock) Exceptions provided Reviewer Comment (2024-08-23): 6 months additional PITIA from departure is required for reserves due to investment property being a rental property. Investment Property XXXX36 Exception Remains Seller Comment (2024-08-22): (Rate Lock) For reserves: 1. Only 6 months reserves are required. XXXX			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	UT	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109328		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Calculated borrower's own funds of 3.60% is less than Guideline required borrower's own funds of 5.00%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Borrower has been on the job 5+ years. FICO exceeds guidelines by at least 40 points. 75% LTV 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Seller Comment (2024-08-27): (Rate Lock) Exceptions provided Reviewer Comment (2024-08-23): Funds from business account is not taken into calculation of borrowers own funds. Calculated borrower's own funds of 3.60% is less than Guideline required borrower's own funds of 5.00%. Exception remains Seller Comment (2024-08-22): (Rate Lock) For reserves: 1. Only 6 months reserves are required. XXXX			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	UT	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109371		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.15 is less than Guideline PITIA months reserves of 12.00.	Calculated PITIA months reserves of 11.15 is less than Guideline PITIA months reserves of 12.00.				Reviewer Comment (2024-08-21): Exception cleared - The correct guideline matrix update in clarity. Seller Comment (2024-08-20): (Rate Lock) This loan only needs 6 months reserves; FICO of 720 with an LA of $1XXXX at 90%LTV purchase only requires 6 per the matrix	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109371		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated PITIA months reserves of 11.15 is less than Guideline PITIA months reserves of 12.00.				Reviewer Comment (2024-08-21): Exception cleared - The correct guideline matrix update in clarity. Seller Comment (2024-08-20): (Rate Lock) This loan only needs 6 months reserves; FICO of 720 with an LA of $XXXX at 90%LTV purchase only requires 6 per the matrix	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109371		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated PITIA months reserves of 11.15 is less than Guideline PITIA months reserves of 12.00.				Reviewer Comment (2024-08-21): Exception cleared - The correct guideline matrix update in clarity. Seller Comment (2024-08-20): (Rate Lock) This loan only needs 6 months reserves; FICO of 720 with an LA of $XXXX at 90%LTV purchase only requires 6 per the matrix	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109371		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Calculated PITIA months reserves of 11.15 is less than Guideline PITIA months reserves of 12.00.				Reviewer Comment (2024-08-21): Exception cleared - The correct guideline matrix update in clarity. Seller Comment (2024-08-20): (Rate Lock) This loan only needs 6 months reserves; FICO of 720 with an LA of $1XXXX at 90%LTV purchase only requires 6 per the matrix	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109371		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Calculated PITIA months reserves of 11.15 is less than Guideline PITIA months reserves of 12.00.				Reviewer Comment (2024-08-21): Exception cleared - The correct guideline matrix update in clarity. Seller Comment (2024-08-20): (Rate Lock) This loan only needs 6 months reserves; FICO of 720 with an LA of $1XXXX at 90%LTV purchase only requires 6 per the matrix	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109401		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00013% exceeds Guideline loan to value percentage of 85.00000%.	The Guidelines state that properties listed on the XXXX list have a maximum LTV/CLTV of 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points. 0x30x24	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors. Seller Comment (2024-09-04): (Rate Lock) exception provided Reviewer Comment (2024-08-27): Please provide valid compensating factors as one of the listed factors is reserves which there is an exception for.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109401		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00013% exceeds Guideline combined loan to value percentage of 85.00000%.	The Guidelines state that properties listed on the XXXX list have a maximum LTV/CLTV of 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points. 0x30x24	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors. Seller Comment (2024-09-04): (Rate Lock) exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109401	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 9.74 is less than Guideline PITIA months reserves of 12.00.	Calculated PITIA months reserves of 9.74 is less than Guideline PITIA months reserves of 12.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points. 0x30x24	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors.

Reviewer Comment (2024-09-10): EXCEPTION HISTORY - Exception Explanation was updated on XXXX0XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 9.74 is less than Guideline PITIA months reserves of 6.00.

Reviewer Comment (2024-09-10): EXCEPTION HISTORY - Exception Explanation was updated on XXXX0XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 9.74 is less than Guideline PITIA months reserves of 12.00.

Seller Comment (2024-09-04): (Rate Lock) exception provided

Reviewer Comment (2024-08-27): Please provide valid compensating factors as one of the listed factors is reserves which there is an exception for.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109401		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Guidelines state that properties listed on the XXXX list have a maximum LTV/CLTV of 85%. Calculated PITIA months reserves of 9.74 is less than Guideline PITIA months reserves of 12.00 and DTI exceeds guideline maximum of 45%.				Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive. Seller Comment (2024-09-04): (Rate Lock) exception provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	AZ	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109401		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Guidelines state that properties listed on the XXXX list have a maximum LTV/CLTV of 85%. Calculated PITIA months reserves of 9.74 is less than Guideline PITIA months reserves of 12.00 and DTI exceeds guideline maximum of 45%.				Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive. Seller Comment (2024-09-04): (Rate Lock) exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109401		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.68530% exceeds Guideline total debt ratio of 45.00000%.	DTI of 46% that exceeded the maximum DTI of 45% for a First Time Homebuyer.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points. 0x30x24	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors. Seller Comment (2024-09-04): (Rate Lock) exception provided Reviewer Comment (2024-08-27): Please provide valid compensating factors as one of the listed factors is reserves which there is an exception for.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109401		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.68530% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI of 46% exceeds the maximum DTI of 45% for a First Time Homebuyer.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points. 0x30x24	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors provided. Seller Comment (2024-09-04): (Rate Lock) exception provided Reviewer Comment (2024-08-27): Please provide valid compensating factors as one of the listed factors is reserves which there is an exception for.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109401		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The Guidelines state that properties listed on the XXXX list have a maximum LTV/CLTV of 85% and DTI exceeds guideline maximum of 45% for a first time homebuyer.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points. 0x30x24	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors. Seller Comment (2024-09-04): (Rate Lock) exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109386	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance coverage is insufficient per replacement cost estimator in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors.

Seller Comment (2024-09-10): (Rate Lock) Exception provided

Reviewer Comment (2024-08-29): Require revised Hazard Insurance coverage is insufficient per replacement cost estimator in file. Shortfall by $XXXX. provided Lender Exception form does not specify any comments for Insufficient coverage amount, Exception Remains.

Reviewer Comment (2024-08-27): Require revised Hazard Insurance coverage is insufficient per replacement cost estimator in file. Shortfall by XXXX. provided Lender Exception form does not specify any comments for Insufficient coverage amount, Exception Remains.

Seller Comment (2024-08-26): (Rate Lock) Updated Exception provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109386		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Flood Insurance Coverage does not meet guidelines as < replacement cost coverage in file for property and maximum available from the National Flood Insurance Program of $250,000.				Reviewer Comment (2024-09-11): Received Flood insurance with coverage amount $XXXX, Exception cleared. Seller Comment (2024-09-10): (Rate Lock) Updated flood provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109386		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors. Seller Comment (2024-08-26): (Rate Lock) Updated Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109386		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to allow for no reduction when subject located in declining market.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors.			XXXX	2		B		B		B		B		B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109386		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors.			XXXX	2		B		B		B		B		B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109386		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors.			XXXX	2		B		B		B		B		B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109402		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Reviewer Comment (2024-09-18): Waived per client request. Seller Comment (2024-09-05): (Rate Lock) Accept the EV2 and wish to proceed as is.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	IN	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109402		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is self employed and the loan file does not document a 2 year self employment history as required by guidelines as loan file only contains a letter by a long time customer.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 Housing History.	XXXX	Reviewer Comment (2024-09-04): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	IN	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109402		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower is self employed and the loan file does not document a 2 year self employment history as required by guidelines as loan file only contains a letter by a long time customer.				Reviewer Comment (2024-09-04): Lender exception with compensating factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	IN	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109402		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower is self employed and the loan file does not document a 2 year self employment history as required by guidelines as loan file only contains a letter by a long time customer.				Reviewer Comment (2024-09-04): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IN	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109402		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Borrower is self employed and the loan file does not document a 2 year self employment history as required by guidelines as loan file only contains a letter by a long time customer.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 Housing History.	XXXX	Reviewer Comment (2024-09-04): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	IN	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109402		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower is self employed and the loan file does not document a 2 year self employment history as required by guidelines as loan file only contains a letter by a long time customer.				Reviewer Comment (2024-09-04): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IN	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109361	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX V XXXX Third Party Verification	The loan file is missing a verification of the borrower's business within 10 business days of closing as required by guidelines.	Reviewer Comment (2024-08-22): VVOE document received and associated. Exception Cleared.

Seller Comment (2024-08-21): (Rate Lock) This is satisfactory or VOE shows address and phone. This has been submitted with VOE form completed. Nothing further needed. Please clear

Reviewer Comment (2024-08-20): Provide VVOE from Regulatory agency /Applicable license Bureau or CPA letter within 10 days of note date , Exception remains

Seller Comment (2024-08-19): (Rate Lock) VOE provided

Reviewer Comment (2024-08-19): Only VVOE form provided, please provide verification from regulatory agency/applicable licensing bureau/CPA within 10 business days of closing.

Seller Comment (2024-08-16): (Rate Lock) VOE form provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OR	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109361		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a copy of the appraisal report that was delivered to the Borrower on XXXX prior to the report in file dated XXXX.				Reviewer Comment (2024-08-19): Preliminary appraisal received, exception cleared. Seller Comment (2024-08-16): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OR	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109197	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Reviewer Comment (2024-08-28): Evidence of appraisal receipt provided. Exception cleared

Seller Comment (2024-08-27): Proof of Receipt of Appraisal and Appraisal Cover Letter for the XXXX Appraisal have been provided. Please review documents attached.

Reviewer Comment (2024-08-26): Appraisal value on the Appraisal report dated XXXX is 2XXXXbut it has been changed in the Appraisal report dated XXXX is XXXXSo there are 2 different appraisal. Required Appraisal delivery receipt for appraisal dated XXXX. Exception remains.

Seller Comment (2024-08-23): There was only one appraisal. The one from XXXX was only a lender name change transferring, not a new appraisal. Please see Certificate of Delivery attached.
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	OH	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109197		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	The Closing Disclosure in question does not reflect an issue date and appears to be incomplete.				Reviewer Comment (2024-08-26): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-08-23): CD missing issue date was no provided to Borrower. Please see CD and Attestation Letter attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OH	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109197	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Verification of the Borrower self-employment start date is missing from the loan file.	Reviewer Comment (2024-09-17): Documents provided.

Seller Comment (2024-09-16): See attached CPA email and letter with added comment confirming borrower self-employment of at least two years.

Reviewer Comment (2024-08-28): Any of the provided CPA letter or documents does not reflect the statement for the business existence for 2 years or more. We need the proof of its existence minimum of 2 years of existence. Kindly provide such documents or CPA letter mentioning the business has existed more than 2 years. Exception remains

Seller Comment (2024-08-27): Request escalation. Attached documentation that was located in the file meets the guideline requirement for minimum two year business verification requirement. The guideline does not require verification of an exact start date. The requirement states: Validation of a minum of 2 years existence and ownership of the business…..and that ownership percentage must not be less than 25%. CPA letter verifies both a minimum of two years of self-employment as well as borrower's ownership as SOLE owner.

Reviewer Comment (2024-08-22): Kindly provide third party verification or CPA letter which reflects the business start date as a requirement for 2 year employment history verification. Exception remains

Seller Comment (2024-08-21): Verification of a specific start date is not a requirement for the loan program. Product guidelines require:
*Validation of a minimum of 2 years existence and ownership of the business from one of the following: Business License, Letter from Tax Professional, Secretary of State Filing or equivalent.
*Ownership percentage must not be less than 25% and be documented via CPA letter, Operating Agreement, or equivalent.

File contained CPA letter and Tax Professional letters from two different sources, validating a minimum of two years existence and ownership of the business. Attached documentation located in the file meets the guideline for minimum two year business verification requirement.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OH	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109197		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:XXXX/XXXX)	Evidence the Borrower received the Appraisal report at or least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-08-26): Received preliminary Appraisal delivery receipt. Exception cleared. Seller Comment (2024-08-23): Certificate of Delivery has been provided. Please see document attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	OH	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109197	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Evidence of Borrower's self-employment start date history dated within 120 days from Note is missing form the loan file.	Reviewer Comment (2024-09-17): Documents provided. Cleared.

Seller Comment (2024-09-16): See attached CPA email and letter with added comment confirming borrower self-employment of at least two years.

Reviewer Comment (2024-08-28): Any of the provided CPA letter or documents does not reflect the statement for the business existence for 2 years or more. We need the proof of its existence minimum of 2 years of existence. Kindly provide such documents or CPA letter mentioning the business has existed more than 2 years. Exception remains

Seller Comment (2024-08-27): Request escalation. Attached documentation that was located in the file meets the guideline requirement for minimum two year business verification requirement. The guideline does not require verification of an exact start date. The requirement states: Validation of a minum of 2 years existence and ownership of the business…..and that ownership percentage must not be less than 25%. CPA letter verifies both a minimum of two years of self-employment as well as borrower's ownership as SOLE owner.

Reviewer Comment (2024-08-22): Kindly provide third party verification or CPA letter which reflects the business start date as a requirement for 2 year employment history verification. Exception remains

Seller Comment (2024-08-21): Verification of a specific start date is not a requirement for the loan program. Product guidelines require:
*Validation of a minimum of 2 years existence and ownership of the business from one of the following: Business License, Letter from Tax Professional, Secretary of State Filing or equivalent.
*Ownership percentage must not be less than 25% and be documented via CPA letter, Operating Agreement, or equivalent.

File contained CPA letter and Tax Professional letters from two different sources, validating a minimum of two years existence and ownership of the business. Attached documentation located in the file meets the guideline for minimum two year business verification requirement and was dated within 120 days from the Note date.
																			XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	OH	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109197	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Evidence of Borrower's self-employment start date history dated within 120 days from Note is missing form the loan file.	Reviewer Comment (2024-09-17): Documents provided. Cleared.

Seller Comment (2024-09-16): See attached CPA email and letter with added comment confirming borrower self-employment of at least two years.

Reviewer Comment (2024-08-28): Any of the provided CPA letter or documents does not reflect the statement for the business existence for 2 years or more. We need the proof of its existence minimum of 2 years of existence. Kindly provide such documents or CPA letter mentioning the business has existed more than 2 years. Exception remains

Seller Comment (2024-08-27): Request escalation. Attached documentation that was located in the file meets the guideline requirement for minimum two year business verification requirement. The guideline does not require verification of an exact start date. The requirement states: Validation of a minum of 2 years existence and ownership of the business…..and that ownership percentage must not be less than 25%. CPA letter verifies both a minimum of two years of self-employment as well as borrower's ownership as SOLE owner.

Reviewer Comment (2024-08-22): Kindly provide third party verification or CPA letter which reflects the business start date as a requirement for 2 year employment history verification. Exception remains

Seller Comment (2024-08-21): Verification of a specific start date is not a requirement for the loan program. Product guidelines require:
*Validation of a minimum of 2 years existence and ownership of the business from one of the following: Business License, Letter from Tax Professional, Secretary of State Filing or equivalent.
*Ownership percentage must not be less than 25% and be documented via CPA letter, Operating Agreement, or equivalent.

File contained CPA letter and Tax Professional letters from two different sources, validating a minimum of two years existence and ownership of the business. Attached documentation located in the file meets the guideline for minimum two year business verification requirement and was dated within 120 days of the note date.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OH	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109197	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Evidence of Borrower's self-employment start date history dated within 120 days from Note is missing form the loan file.	Reviewer Comment (2024-09-17): Documents provided. Cleared.

Seller Comment (2024-09-16): See attached CPA email and letter with added comment confirming borrower self-employment of at least two years.

Reviewer Comment (2024-08-28): Any of the provided CPA letter or documents does not reflect the statement for the business existence for 2 years or more. We need the proof of its existence minimum of 2 years of existence. Kindly provide such documents or CPA letter mentioning the business has existed more than 2 years. Exception remains

Seller Comment (2024-08-27): Request escalation. Attached documentation that was located in the file meets the guideline requirement for minimum two year business verification requirement. The guideline does not require verification of an exact start date. The requirement states: Validation of a minum of 2 years existence and ownership of the business…..and that ownership percentage must not be less than 25%. CPA letter verifies both a minimum of two years of self-employment as well as borrower's ownership as SOLE owner.

Reviewer Comment (2024-08-22): Kindly provide third party verification or CPA letter which reflects the business start date as a requirement for 2 year employment history verification. Exception remains

Seller Comment (2024-08-21): Verification of a specific start date is not a requirement for the loan program. Product guidelines require:
*Validation of a minimum of 2 years existence and ownership of the business from one of the following: Business License, Letter from Tax Professional, Secretary of State Filing or equivalent.
*Ownership percentage must not be less than 25% and be documented via CPA letter, Operating Agreement, or equivalent.

File contained CPA letter and Tax Professional letters from two different sources, validating a minimum of two years existence and ownership of the business. Attached documentation located in the file meets the guideline for minimum two year business verification requirement and was within 120 days of the note date.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OH	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109223		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	No evidence of the borrower's receipt of the appraisal in file.				Reviewer Comment (2024-09-17): Exception cleared - Appraisal delivery proof received and updated clarity. Seller Comment (2024-09-13): Document attached shows delivery method of Appraisal proof borrower was sent Appraisal Reports.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109405		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1099 borrowers and file only contains confirmation of income from employer and no 1099 transcripts as required by guidelines. Borrowers' CPA and CPA of employer confirmed tax returns are filed.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has bee on same job 5+ years. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-28): 1099 borrowers and file only contains confirmation of income from employer and no 1099 transcripts as required by guidelines. Borrowers' CPA and CPA of employer confirmed tax returns are filed.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	LA	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109405		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-08-28): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	LA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109405		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	1099 borrowers and file only contains confirmation of income from employer and no 1099 transcripts as required by guidelines. Borrowers' CPA and CPA of employer confirmed tax returns are filed.				Reviewer Comment (2024-08-28): Lender exception with compensating factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	LA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109405		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	1099 borrowers and file only contains confirmation of income from employer and no 1099 transcripts as required by guidelines. Borrowers' CPA and CPA of employer confirmed tax returns are filed.				Reviewer Comment (2024-08-28): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109405		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	1099 borrowers and file only contains confirmation of income from employer and no 1099 transcripts as required by guidelines. Borrowers' CPA and CPA of employer confirmed tax returns are filed.				Reviewer Comment (2024-08-28): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109405		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		1099 borrowers and file only contains confirmation of income from employer and no 1099 transcripts as required by guidelines. Borrowers' CPA and CPA of employer confirmed tax returns are filed.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has bee on same job 5+ years. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-28): 1099 borrowers and file only contains confirmation of income from employer and no 1099 transcripts as required by guidelines. Borrowers' CPA and CPA of employer confirmed tax returns are filed.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	LA	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109396		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	Date Issued (Not Provided) is checked on the Closing Disclosure.				Reviewer Comment (2024-08-15): XXXX received LOA to remove document(s) 0061 from testing as not provided to the borrower. Seller Comment (2024-08-14): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109396		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Closing Disclosure provided on XXXX contains a change in APR and was not received by borrower at least 3 business days prior to consummation.				Reviewer Comment (2024-08-15): XXXX received LOA to remove document(s) 0061 from testing as not provided to the borrower. Seller Comment (2024-08-14): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109390	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX VVOE - Employment Only	Third Party Employment Verification within 10 business days of the Note not provided for XXXX XXXX, Inc. and Third Party Employment Verification within 10 calendar days of the note for XXXX, Inc. not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.

Reviewer Comment (2024-09-05): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Third Party Verification, VVOE - Employment Only

Seller Comment (2024-08-29): (Rate Lock) Approved and accepted exception for VOE provided.

Seller Comment (2024-08-28): (Rate Lock) We provided sufficient reasoning as to how we were comfortable with the VOE being done post-close and what was used in lieu of the VOE done within 10 business days. The exception was approved. Please downgrade and waive.

Reviewer Comment (2024-08-28): Exception Remains - received VVOE for the XXXX XXXX, Inc. Also received Third Party Employment verification for XXXX, Inc but it is post note date.

Required the Third Party Employment verification for XXXX, Inc within 10 business days of the note date.

Seller Comment (2024-08-27): (Rate Lock) XXXX VOE within 10 business days. Pending exception for XXXX VOE.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109390		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third Party Employment Verification within 10 business days of the Note not provided for XXXX, Inc. and Third Party Employment Verification within 10 calendar days of the note for XXXX, Inc. not provided and a DTI violation due to the first mortgage P&I amount of $XXXX of primary residence located at 1XXXX was not been considered in total PITIA on 1008/Approval. The obligation is still reflecting in borrower's credit report, mortgage statement. Unable to locate evidence to exclude to payment.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-09-04): (Rate Lock) This was paid by the business, please clear.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109390	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: Sagar XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	Third Party Employment Verification within 10 business days of the Note not provided for XXXX XXXX, Inc. and Third Party Employment Verification within 10 calendar days of the note for XXXX, Inc. not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon.

Seller Comment (2024-08-29): (Rate Lock) Approved and accepted exception for VOE provided.

Seller Comment (2024-08-28): (Rate Lock) We provided sufficient reasoning as to how we were comfortable with the VOE being done post-close and what was used in lieu of the VOE done within 10 business days. The exception was approved. Please downgrade and waive.

Reviewer Comment (2024-08-28): Exception Remains - received VVOE for the XXXX XXXX, Inc. Also received Third Party Employment verification for XXXX, Inc but it is post note date.

Required the Third Party Employment verification for XXXX, Inc within 10 business days of the note date.

Seller Comment (2024-08-27): (Rate Lock) XXXX VOE within 10 business days. Pending exception for XXXX VOE.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109289		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.35749% exceeds Guideline total debt ratio of 50.00000%.	Calculated investor qualifying total debt ratio of 53.35749% exceeds Guideline total debt ratio of 50.00000%. Lender exception requested.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 62% LTV 11 months reserves	XXXX	Reviewer Comment (2024-09-25): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109289		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception to allow loan to close with Survey Affidavit in lieu of survey that is required in XXXX XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 62% LTV 11 months reserves	XXXX	Reviewer Comment (2024-09-25): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109349		XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1	Loan is to be securitized. Highest level secondary valuation supports the value of $XXXX. There is a lower level tertiary product (Collateral Desktop Analysis Value $XXXX) that does not support the qualifying value.				Reviewer Comment (2024-10-03): Lender acknowledges exception. Reviewer Comment (2024-10-01): Appraisal value XXXX			XXXX	2	A	A	A	A	A	A	A	A	B	B	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350109349		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.					Reviewer Comment (2024-08-12): Lender acknowledges exception. Reviewer Comment (2024-08-12): Lender acknowledged and elected to waive. Seller Comment (2024-08-03): (Rate Lock) Accept EV2 as is and wish to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350109349		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for B1 portion of rental history unverified. Exception to allow an investment property for the guideline criteria for incomplete housing history - Primary and second home only.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 75% LTV	XXXX	Reviewer Comment (2024-08-02): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350109349		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender approved exception for B1 portion of rental history unverified. Exception to allow an investment property for the guideline criteria for incomplete housing history - Primary and second home only.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 75% LTV	XXXX	Reviewer Comment (2024-08-02): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350109349		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for B2 has a XXXX margin investment account which shows stocks, options, short stocks, lent securities (no crypto) etc. These specific funds are not needed for down payment. Exception is to allow the full value of the account to be used for reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 75% LTV	XXXX	Reviewer Comment (2024-08-02): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350109349		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third Party Employment Verification within 10 Business Days of the Note not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 75% LTV	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-28): (Rate Lock) Exception for VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350109349		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/XXXX)	Borrower waived right to receive a copy of the appraisal (XXXX) at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-08-12): Lender acknowledges exception. Seller Comment (2024-08-12): (Rate Lock) We accept the EV2 as is and want to proceed with the 2. Reviewer Comment (2024-08-08): Required receipt for appraisal delivery to borrower after report date XXXX. Exception remains. Seller Comment (2024-08-07): (Rate Lock) We want to accept the EV2 as is and waive. Reviewer Comment (2024-08-06): Exception Remains - Required receipt for appraisal delivery to borrower after report date XXXX. Seller Comment (2024-08-03): (Rate Lock) Accept EV2 as is and wish to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350109330	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX.00. Insufficient or no cure was provided to the borrower. (XXXX)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX.00. Insufficient or no cure provided to the borrower.	Reviewer Comment (2024-08-20): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2024-08-20): (Rate Lock) PCCD, LOE, and PR provided

Reviewer Comment (2024-08-07): XXXX received LOX for rebuttal response. Hence, we also required additional information on why the 1007 fee was added on the revised LE and was not known prior to and at initial application disclosure and to provide information supporting lender’s knowledge of when they became aware of the fee. The Lender was made aware the receipt of an invoice received is not a valid changed circumstance in order for a fee to be re-baselined. Provide documentation of timeline for review or Cure is due to borrower.

Seller Comment (2024-08-06): (Rate Lock) CIC aand LOE provided
																				XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109330		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI exceeds maximum of 45% for a non warrantable condo.				Reviewer Comment (2024-08-06): Lender exception with compensating factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109330	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.65502% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds maximum of 45% for a non warrantable condo.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% <guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109330		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	DTI exceeds maximum of 45% for a non warrantable condo.				Reviewer Comment (2024-08-06): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109330	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.65502% exceeds Guideline total debt ratio of 45.00000%.	DTI exceeds maximum of 45% for a non warrantable condo.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% <guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109330	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	DTI exceeds maximum of 45% for a non warrantable condo.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% <guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109330	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	1007 for departing residence as rental income is being used does not include the ADU however, income is not being used from ADU.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% <guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-06): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109330		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds maximum of 45% for a non warrantable condo.				Reviewer Comment (2024-08-06): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109225		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report was not located within the loan file.				Reviewer Comment (2024-09-13): Received Fraud report, Exception cleared. Seller Comment (2024-09-12): See XXXX report	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	KY	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109339		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-09-06): Waived per client request. Seller Comment (2024-08-30): (Rate Lock) Accept the EV2 grade and wish to waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109339	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The DTI of 50% exceeds guidelines and the loan exceeds guideline maximum Cash-Out of XXXX. The Verification of Employment to be conducted within 10 business days prior to Note is missing from the loan file.	Reviewer Comment (2024-09-23): Loan is Non-QM.

Seller Comment (2024-09-20): (Rate Lock) CPA letter used for exception provided. Should suffice to downgrade to an EV2 and waive

Reviewer Comment (2024-09-20): Credit exceptions can be waived with Lender Approved exception, however the ATR exceptions will remain EV3s as ATR requires verification of employment independent of the borrower from a third party. Pease verify this is how you would like to proceed. DTI cleared.

Seller Comment (2024-09-20): (Rate Lock) Exception was already approved for how we got comfortable with the VOE on this file. This specific exception has been used to clear previous VOE conditions. Please escalate. This should be sufficient to downgrade to an EV2 and waive.

Reviewer Comment (2024-09-20): DTI Waived. For the employment verification, the ATR Rule require the use of reliable third-party documentation to consider and verify. Use of a borrower signed statement at closing would not be acceptable to meet employment status verification requirement. Other pre-close third party documentation required for VVOE.

Seller Comment (2024-09-15): (Rate Lock) Docs provided
																			XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109339	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The DTI of 50% exceeds guidelines and the loan exceeds guideline maximum Cash-Out of XXXX. The Verification of Employment to be conducted within 10 business days prior to Note is missing from the loan file.	Reviewer Comment (2024-09-24): Lender exception with compensating factors.

Seller Comment (2024-09-23): (Rate Lock) Accept the EV2 and wish to waive

Seller Comment (2024-09-20): (Rate Lock) CPA letter used for exception provided. Should suffice to downgrade to an EV2 and waive

Reviewer Comment (2024-09-20): Credit exceptions can be waived with Lender Approved exception, however the ATR exceptions will remain EV3s as ATR requires verification of employment independent of the borrower from a third party. Pease verify this is how you would like to proceed. DTI cleared.

Seller Comment (2024-09-20): (Rate Lock) Exception was already approved for how we got comfortable with the VOE on this file. This specific exception has been used to clear previous VOE conditions. Please escalate. This should be sufficient to downgrade to an EV2 and waive.

Reviewer Comment (2024-09-20): DTI Waived. For the employment verification, the ATR Rule require the use of reliable third-party documentation to consider and verify. Use of a borrower signed statement at closing would not be acceptable to meet employment status verification requirement. Other pre-close third party documentation required for VVOE.

Seller Comment (2024-09-15): (Rate Lock) Docs provided
																					XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109339	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 55.15% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The DTI exceeds guideline maximum of 50%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-20): Lender Exception with Compensating Factors. Reviewer Comment (2024-09-20): Downgrade to EV2-B based on comp factors of FICO and 80+ months reserves. Seller Comment (2024-09-15): (Rate Lock) Docs provided Seller Comment (2024-09-10): (Rate Lock) exception was already provided for this.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109339		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed reason the loan will not have an escrow account.				Reviewer Comment (2024-09-13): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-11): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109339		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.48332% exceeds Guideline total debt ratio of 50.00000%.	The maximum DTI per guidelines is 50%.				Reviewer Comment (2024-09-20): Lender Exception with Compensating Factors. Reviewer Comment (2024-09-20): Downgrade to EV2-B based on comp factors of FICO and 80+ months reserves. Seller Comment (2024-09-11): (Rate Lock) Exception provided Seller Comment (2024-09-10): (Rate Lock) exception was already provided for this.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109339	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The DTI of 50% exceeds guidelines and the loan exceeds guideline maximum Cash-Out of XXXX. The Verification of Employment to be conducted within 10 business days prior to Note is missing from the loan file.	Reviewer Comment (2024-09-23): Loan is Non-QM.

Seller Comment (2024-09-20): (Rate Lock) CPA letter used for exception provided. Should suffice to downgrade to an EV2 and waive

Reviewer Comment (2024-09-20): Credit exceptions can be waived with Lender Approved exception, however the ATR exceptions will remain EV3s as ATR requires verification of employment independent of the borrower from a third party. Pease verify this is how you would like to proceed. DTI cleared.

Reviewer Comment (2024-09-20): DTI Waived. For the employment verification, the ATR Rule require the use of reliable third-party documentation to consider and verify. Use of a borrower signed statement at closing would not be acceptable to meet employment status verification requirement. Other pre-close third party documentation required for VVOE.

Seller Comment (2024-09-15): (Rate Lock) Docs provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109339	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.	The loan exceeds guideline maximum Cash-Out of XXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-28): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109339	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	The Cash-Out exceeds for the subject loan exceeds guideline maximum of XXXX and DTI exceeds guidelines of 50%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	FICO exceeds guideline minimum by at least 40 points. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-20): Lender Exception with Compensating Factors. Seller Comment (2024-09-15): (Rate Lock) Docs provided Seller Comment (2024-09-11): (Rate Lock) Exception provided Seller Comment (2024-09-10): (Rate Lock) exception was already provided for this.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109339	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	A Verification of Employment was not conducted 10 business day prior to Note date.	Reviewer Comment (2024-09-24): Lender exception with compensating factors.

Seller Comment (2024-09-23): (Rate Lock) Accept the EV2 and wish to waive

Reviewer Comment (2024-09-23): Regrade based on post-close lender exception relying on CPA Letter 34 days prior to closing lieu of guideline requirements for VOE 10 days prior to closing.

Seller Comment (2024-09-20): (Rate Lock) CPA letter used for exception provided. Should suffice to downgrade to an EV2 and waive

Reviewer Comment (2024-09-20): Credit exceptions can be waived with Lender Approved exception, however the ATR exceptions will remain EV3s as ATR requires verification of employment independent of the borrower from a third party. Pease verify this is how you would like to proceed.

Seller Comment (2024-09-20): (Rate Lock) Exception was already approved for how we got comfortable with the VOE on this file. This specific exception has been used to clear previous VOE conditions. Please escalate. This should be sufficient to downgrade to an EV2 and waive.

Reviewer Comment (2024-09-20): For the employment verification, the ATR Rule require the use of reliable third-party documentation to consider and verify. Use of a borrower signed statement at closing would not be acceptable to meet employment status verification requirement. Other pre-close third party documentation required for VVOE.

Seller Comment (2024-09-15): (Rate Lock) Docs provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109339	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	A Verification of Employment was not conducted 10 business day prior to Note date.	Reviewer Comment (2024-09-24): Lender exception with compensating factors, system cleared.

Seller Comment (2024-09-23): (Rate Lock) Accept the EV2 and wish to waive

Reviewer Comment (2024-09-23): Regrade based on post-close lender exception relying on CPA Letter 34 days prior to closing lieu of guideline requirements for VOE 10 days prior to closing.

Seller Comment (2024-09-20): (Rate Lock) CPA letter used for exception provided. Should suffice to downgrade to an EV2 and waive

Reviewer Comment (2024-09-20): Credit exceptions can be waived with Lender Approved exception, however the ATR exceptions will remain EV3s as ATR requires verification of employment independent of the borrower from a third party. Pease verify this is how you would like to proceed.

Seller Comment (2024-09-20): (Rate Lock) Exception was already approved for how we got comfortable with the VOE on this file. This specific exception has been used to clear previous VOE conditions. Please escalate. This should be sufficient to downgrade to an EV2 and waive.

Reviewer Comment (2024-09-20): For the employment verification, the ATR Rule require the use of reliable third-party documentation to consider and verify. Use of a borrower signed statement at closing would not be acceptable to meet employment status verification requirement. Other pre-close third party documentation required for VVOE.

Seller Comment (2024-09-15): (Rate Lock) Docs provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109339	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Subject property is vested in an LLC and is a second home. Guidelines state property must be an investment.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors. Seller Comment (2024-09-15): (Rate Lock) Docs provided Seller Comment (2024-09-11): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109400		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2024-08-26): Received Closing Protection Letter in the file. Exception Cleared. Seller Comment (2024-08-23): (Rate Lock) CPl provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109400		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-22): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109400		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vesting entity is a layered entity which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-22): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109400		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Incorporation not provided		The loan file is missing the articles of incorporation for XXXXs LLC.				Reviewer Comment (2024-08-26): Received Article of Organization in the file. Exception Cleared. Seller Comment (2024-08-23): (Rate Lock) Executed articles showing active for good standing	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109400		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		The loan file is missing the certificate of good standing for XXXXs LLC.				Reviewer Comment (2024-08-26): Received business entity document. Exception cleared. Seller Comment (2024-08-26): (Rate Lock) Filings showing active Reviewer Comment (2024-08-26): Certificate of Good standing is not received in the file. Exception remains. Seller Comment (2024-08-23): (Rate Lock) Executed articles showing active for good standing	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109409		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception Requested: Resubmitting as the DTI went from 41 to 43.5% as the real ownership percentage was 51% vs 100%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history. 43% DTI	XXXX	Reviewer Comment (2024-08-30): Requesting exception for Cash out 80% non permanent resident alien on a E1 XXXX. Borrower used personal funds for home improvements and is reimbursing herself for the investments made.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	WA	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109409		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception for Cash out 80% non permanent resident alien on a E1 XXXX. Borrower used personal funds for home improvements and is reimbursing herself for the investments made.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history. 43% DTI	XXXX	Reviewer Comment (2024-08-30): Requesting exception for Cash out 80% non permanent resident alien on a E1 XXXX. Borrower used personal funds for home improvements and is reimbursing herself for the investments made.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	WA	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109352		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-09-04): E-sign Consent Provided and updated Exception cleared Seller Comment (2024-09-03): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109352		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2024-09-04): 1004D/442 updated Exception cleared Seller Comment (2024-09-03): (Rate Lock) pages 600-605 show the 1004D CO detector was installed.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109352		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-09-07): Waived per client request. Seller Comment (2024-09-03): (Rate Lock) Accept the EV2 as is and want to waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109352		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/XXXX)					Reviewer Comment (2024-08-23): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Corrected CD, and Proof of Delivery	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109352		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/XXXX)					Reviewer Comment (2024-08-23): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109352		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/XXXX)	Final Closing Disclosure provided on XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.				Reviewer Comment (2024-09-05): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-03): (Rate Lock) PCCD and LOE provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109352		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/XXXX)	Final Closing Disclosure provided on XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.				Reviewer Comment (2024-09-05): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-03): (Rate Lock) PCCD and LOE provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109352		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XXXX)	Final Closing Disclosure provided on XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.				Reviewer Comment (2024-08-23): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109352	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document that the subject business has been in existence for 2 years and the loan is short the required 12 months reserves.	Reviewer Comment (2024-09-24): Company started in XXXX/XXXX and switched to an LLC on XXXX Documents received, system cleared.

Seller Comment (2024-09-19): (Rate Lock) VOB provided 8/14 and closing did not occur until XXXX.

Reviewer Comment (2024-09-18): For the verification of the existence of the business and to verify the data from the document is required to be within the valid Note timeframe. The provided business verification is post note dated. Kindly, provide the third party verification within 120 days prior to the Note date Exception remains.

Seller Comment (2024-09-15): (Rate Lock) The document provided is sufficient for this as it clearly states borrower's name, company and initial filing date in XXXX. Nothing further needs to be provided.

Reviewer Comment (2024-09-13): The provided business verification is post note dated. Kindly, provide the third party verification within 120 days prior to the Note date Exception remains.

Seller Comment (2024-09-11): (Rate Lock) the business has been in existence since XXXX but changed to an LLC in 2022. Current guidelines only require 6 months for reserves.
																			XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109352	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document that the subject business has been in existence for 2 years and the loan is short the required 12 months reserves.	Reviewer Comment (2024-09-24): Company started in XXXX/XXXX and switched to an LLC on XXXX. Documents received, system cleared.

Seller Comment (2024-09-19): (Rate Lock) VOB provided 8/14 and closing did not occur until XXXX.

Reviewer Comment (2024-09-18): For the verification of the existence of the business and to verify the data from the document is required to be within the valid Note timeframe. The provided business verification is post note dated. Kindly, provide the third party verification within 120 days prior to the Note date Exception remains.

Seller Comment (2024-09-15): (Rate Lock) The document provided is sufficient for this as it clearly states borrower's name, company and initial filing date in XXXX. Nothing further needs to be provided.

Reviewer Comment (2024-09-13): The provided business verification is post note dated. Kindly, provide the third party verification within 120 days prior to the Note date Exception remains.

Seller Comment (2024-09-11): (Rate Lock) the business has been in existence since XXXX but changed to an LLC in 2022. Current guidelines only require 6 months for reserves.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109352	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document that the subject business has been in existence for 2 years and the loan is short the required 12 months reserves.	Reviewer Comment (2024-09-24): Company started in XXXX/XXXX and switched to an LLC on XXXX. Documents received, system cleared.

Seller Comment (2024-09-19): (Rate Lock) VOB provided 8/14 and closing did not occur until XXXX.

Reviewer Comment (2024-09-18): For the verification of the existence of the business and to verify the data from the document is required to be within the valid Note timeframe. The provided business verification is post note dated. Kindly, provide the third party verification within 120 days prior to the Note date Exception remains.

Seller Comment (2024-09-15): (Rate Lock) The document provided is sufficient for this as it clearly states borrower's name, company and initial filing date in XXXX. Nothing further needs to be provided.

Reviewer Comment (2024-09-13): The provided business verification is post note dated. Kindly, provide the third party verification within 120 days prior to the Note date Exception remains.

Seller Comment (2024-09-11): (Rate Lock) the business has been in existence since XXXX but changed to an LLC in 2022. Current guidelines only require 6 months for reserves.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109352		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Calculated PITIA months reserves of 7.27 is less than Guideline PITIA months reserves of 12.00.				Reviewer Comment (2024-09-13): Guidelines meet the 6 months reserve requirement. Exception cleared Seller Comment (2024-09-11): (Rate Lock) the business has been in existence since XXXX but changed to an LLC in 2022. Current guidelines only require 6 months for reserves.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109352		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.27 is less than Guideline PITIA months reserves of 12.00.	Calculated PITIA months reserves of 7.27 is less than Guideline PITIA months reserves of 12.00.				Reviewer Comment (2024-09-13): Guidelines meet the 6 months reserve requirement. Exception cleared Seller Comment (2024-09-11): (Rate Lock) the business has been in existence since XXXX but changed to an LLC in 2022. Current guidelines only require 6 months for reserves.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109352	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document that the subject business has been in existence for 2 years.	Reviewer Comment (2024-09-24): Company started in XXXX/XXXX and switched to an LLC on XXXX. Documents received, system cleared.

Seller Comment (2024-09-19): (Rate Lock) VOB provided 8/14 and closing did not occur until XXXX.

Reviewer Comment (2024-09-18): For the verification of the existence of the business and to verify the data from the document is required to be within the valid Note timeframe. The provided business verification is post note dated. Kindly, provide the third party verification within 120 days prior to the Note date Exception remains.

Seller Comment (2024-09-15): (Rate Lock) The document provided is sufficient for this as it clearly states borrower's name, company and initial filing date in XXXX. Nothing further needs to be provided.

Reviewer Comment (2024-09-13): The provided business verification is post note dated. Kindly, provide the third party verification within 120 days prior to the Note date Exception remains.

Seller Comment (2024-09-11): (Rate Lock) the business has been in existence since XXXX but changed to an LLC in 2022. Current guidelines only require 6 months for reserves.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109352	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX, Third Party Verification	The loan file does not document that the subject business used for income qualification has been existence for 2 years as required by guidelines.	Reviewer Comment (2024-09-24): Company started in XXXX/XXXX and switched to an LLC on XXXX. Documents received, system cleared.

Seller Comment (2024-09-19): (Rate Lock) VOB provided 8/14 and closing did not occur until XXXX.

Reviewer Comment (2024-09-18): For the verification of the existence of the business and to verify the data from the document is required to be within the valid Note timeframe. The provided business verification is post note dated. Kindly, provide the third party verification within 120 days prior to the Note date Exception remains.

Seller Comment (2024-09-15): (Rate Lock) The document provided is sufficient for this as it clearly states borrower's name, company and initial filing date in XXXX. Nothing further needs to be provided.

Reviewer Comment (2024-09-13): The provided business verification is post note dated. Kindly, provide the third party verification within 120 days prior to the Note date Exception remains.

Seller Comment (2024-09-11): (Rate Lock) the business has been in existence since XXXX but changed to an LLC in 2022. Current guidelines only require 6 months for reserves.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109343		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception request for not obtaining Note from son's property to reflect Borrower not on mortgage.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 78% LTV	XXXX	Reviewer Comment (2024-08-20): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109410		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet minimum tradeline requirements as primary mortgage- opened XXXX, only reporting 1 month and guidelines require 12 months. Previous mortgage closed XXXX with 99 months reviewed.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is < the guideline requirement by at least 10%. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-05): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109412		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Subject Property has been determined as a Single Family Residence with 2 ADUs which require approval as only 1 ADU is allowed per Guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	FICO exceeds guidelines by 30 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-05): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			B	B		N/A	No
XXXX	XXXX	XXXX	4350109412		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document the Borrower/Guarantor's ownership percentage in the borrowing entity.				Reviewer Comment (2024-09-23): Managing Member provided. Seller Comment (2024-09-21): (Rate Lock) Please refer to XXXX where condition was cleared with this document as "Business entity listing verifies XXXX LLC is the managing member of XXXX XXXX, LLC." Reviewer Comment (2024-09-20): Provided document does have a breakdown of the Borrower's ownership %. Seller Comment (2024-09-15): (Rate Lock) Agreement provided showing borrower as sole managing member	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			B	B		N/A	No
XXXX	XXXX	XXXX	4350109412		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The calculated loan exposure is $XXXX the Guidelines state the maximum is XXXXXX The Borrower will also exceed the aggregated maximum of $XXXX over a total of 5 loans.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	FICO exceeds guidelines by 30 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-05): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			B	B		N/A	No
XXXX	XXXX	XXXX	4350109412		XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2024-09-20): Lender acknowledged and elected to waive. Seller Comment (2024-09-20): (Rate Lock) Lender accepts the EV2 and wishes to waive.			XXXX	2	A	A	A	A	A	A	A	A	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		C	B	C	B			B	B		N/A	No
XXXX	XXXX	XXXX	4350109411		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan was originally approved as a 3 unit property. However, the appraisal returned on a 1004 form as SFR with two ADU- per the Guidelines only 1 is allowed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109411		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved to close in layered LLC name. LLC on the title owned by another LLC creating a layered LLC.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109411		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan transaction exceeds the $5 XXXX maximum loan exposure at XXXX. The Borrower will also exceed the aggregate of $XXXX XXXX over a total loans under multiple loans to one Borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109338		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-21): XXXX received LOA to remove document(s) estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-20): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109338		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-21): XXXX received LOA to remove document(s) estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-20): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109338		XXXX	XXXX	XXXX	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: XXXX / Relative Sequence Num: 1 Issue Date: XXXX; Received Date: XXXX; Signed Date: XXXX	Closing Disclosure Date issued is XXXX with a signature date of XXXX				Reviewer Comment (2024-08-28): Lender acknowledges EV2 exception. Seller Comment (2024-08-27): (Rate Lock) Please waive as CD provided and downgraded to an EV2. We wish to proceed with the EV2. Reviewer Comment (2024-08-26): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Date Issued: XXXX Seller Comment (2024-08-22): (Rate Lock) Correct CD provided			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109338		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Foreign Business Assets transferred from a XXXX account which totaled $XXXX to a XXXX account in which the Borrower did not have 60-day seasoning in a XXXX as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% <the guideline maximum. FICO exceeds guideline requirements by at least 40 points.	XXXX	Reviewer Comment (2024-08-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109338		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Foreign Business Assets transferred from a XXXX account which totaled $XXXX to a XXXX account in which the Borrower did not have 60-day seasoning in a XXXX as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% <the guideline maximum. FICO exceeds guideline requirements by at least 40 points.	XXXX	Reviewer Comment (2024-08-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109338		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Lender approved exception to allow Foreign Business Assets transferring from XXXX which total $XXXX to a XXXX Account in which the borrower will not have 60-days seasoning in a XXXX, funds have already been transferred. Final Approval/1008 not provided. Updated Approval/1008 reflecting the Borrower as 51% owner and the Co-Borrower as 49% owner missing and Guidelines for Mortgage/Rent Payment history require 0x30x12. CBR reflects 1x30 with a late date of XXXX (Note Date XXXX).				Reviewer Comment (2024-09-17): Documents provided. System Cleared. Reviewer Comment (2024-09-05): Please provide credit supplement reflecting late payments have been removed. Seller Comment (2024-08-27): (Rate Lock) Other conditions for late payments were cleared with creditor letter. Please do so for this as all documentation was provided. Reviewer Comment (2024-08-26): Please provide credit report/supplement reflecting lates have been removed or provide Lender Exception. Seller Comment (2024-08-23): (Rate Lock) Docs provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109338		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Foreign Business Assets transferred from a XXXX account which totaled $XXXX to a XXXX account in which the Borrower did not have 60-day seasoning in a XXXX as required by guidelines. Final Approval/1008 not provided. Updated Approval/1008 reflecting the Borrower as 51% owner and the Co-Borrower as 49% owner missing and Guidelines for Mortgage/Rent Payment history require 0x30x12. CBR reflects 1x30 with a late date of XXXX (Note Date XXXX).				Reviewer Comment (2024-09-17): Documents provided. System Cleared. Reviewer Comment (2024-09-05): Please provide credit supplement reflecting late payments have been removed. Seller Comment (2024-08-27): (Rate Lock) Other conditions for late payments were cleared with creditor letter. Please do so for this as all documentation was provided. Reviewer Comment (2024-08-26): Please provide credit report/supplement reflecting lates have been removed or provide Lender Exception. Seller Comment (2024-08-23): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109338		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Foreign Business Assets transferred from a XXXX account which totaled XXXX0,000 to a XXXX account in which the Borrower did not have 60-day seasoning in a XXXX as required by guidelines. Final Approval/1008 not provided. Updated Approval/1008 reflecting the Borrower as 51% owner and the Co-Borrower as 49% owner missing and Guidelines for Mortgage/Rent Payment history require 0x30x12. CBR reflects 1x30 with a late date of XXXX (Note Date XXXX).				Reviewer Comment (2024-09-17): Documents provided. System Cleared. Reviewer Comment (2024-09-05): Please provide credit supplement reflecting late payments have been removed. Seller Comment (2024-08-27): (Rate Lock) Other conditions for late payments were cleared with creditor letter. Please do so for this as all documentation was provided. Reviewer Comment (2024-08-26): Please provide credit report/supplement reflecting lates have been removed or provide Lender Exception. Seller Comment (2024-08-23): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109338		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Final Approval/1008 not provided. Updated Approval/1008 reflecting the Borrower as 51% owner and the Co-Borrower as 49% owner missing and Guidelines for Mortgage/Rent Payment history require 0x30x12. CBR reflects 1x30 with a late date of XXXX (Note Date XXXX).				Reviewer Comment (2024-09-17): Letter provided. Reviewer Comment (2024-09-05): Credit supplement not provided for 1x30. Reviewer Comment (2024-08-26): 1008,1003 and letter from creditor provided. Seller Comment (2024-08-23): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109338		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide updated Approval/1008 reflecting the Borrower as 51% owner and the Co-Borrower as 49% owner.				Reviewer Comment (2024-08-26): 1008 provided. Seller Comment (2024-08-23): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109338		XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: XXXX Housing history reflects a total of 1 reported late payments.	Guidelines for Mortgage/Rent Payment history require 0x30x12. CBR reflects 1x30 with a late date of XXXX (Note Date XXXX).				Reviewer Comment (2024-09-17): Letter provided. Reviewer Comment (2024-08-26): Please provide credit report/supplement reflecting lates have been removed or provide Lender Exception. Seller Comment (2024-08-23): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109413		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Interim/XXXX)	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.				Reviewer Comment (2024-08-23): XXXX received LOA. Seller Comment (2024-08-21): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase	No Defined cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109413		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The subject transaction is non arms length the loan file is missing 24 months cancelled checks for rental payments and a relationship letter as buyer is buying from current landlord.				Reviewer Comment (2024-09-09): Bank statement and relationship letter provided and updated exception cleared Seller Comment (2024-09-05): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109413		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The subject transaction is non arms length the loan file is missing 24 months cancelled checks for rental payments and a relationship letter as buyer is buying from current landlord.				Reviewer Comment (2024-09-09): Bank statement and relationship letter provided and updated exception cleared Seller Comment (2024-09-05): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109414	XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: David XXXX, Credit Report: Original // Borrower: XXXX A XXXX Housing history reflects a total of 1 reported late payments. Housing history reflects a total of 1 reported late payments.	Borrower has 1x30 late payment XXXX - Letter of explanation was provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109414	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	File is missing Verification of business existence required within 10 business days of closing.	Reviewer Comment (2024-09-08): Documents received, system cleared.

Seller Comment (2024-09-04): (Rate Lock) SOS shows incorporation date. CPA letter reflects %. THe CPA letter dated XXXX refers to the business not being negatively impacted by this transaction, which is sufficient for the VOE indicating it is open. This is within 10 business days of the note. Please clear this condition.

Reviewer Comment (2024-09-03): Provided CPA letter does not state information regarding business such as start date and ownership percentages. Need third party verification document. Exception remains.

Seller Comment (2024-09-01): (Rate Lock) VOE provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109414	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing Verification of business existence required within 10 business days of closing.	Reviewer Comment (2024-09-08): Documents received, system cleared.

Seller Comment (2024-09-04): (Rate Lock) SOS shows incorporation date. CPA letter reflects %. THe CPA letter dated XXXX refers to the business not being negatively impacted by this transaction, which is sufficient for the VOE indicating it is open. This is within 10 business days of the note. Please clear this condition.

Reviewer Comment (2024-09-03): Provided CPA letter does not state information regarding business such as start date and ownership percentages. Need third party verification document. Exception remains.

Seller Comment (2024-09-01): (Rate Lock) VOE provided
																			XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	AZ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109414	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing Verification of business existence required within 10 business days of closing.	Reviewer Comment (2024-09-08): Documents received, system cleared.

Seller Comment (2024-09-04): (Rate Lock) SOS shows incorporation date. CPA letter reflects %. THe CPA letter dated XXXX refers to the business not being negatively impacted by this transaction, which is sufficient for the VOE indicating it is open. This is within 10 business days of the note. Please clear this condition.

Reviewer Comment (2024-09-03): Provided CPA letter does not state information regarding business such as start date and ownership percentages. Need third party verification document. Exception remains.

Seller Comment (2024-09-01): (Rate Lock) VOE provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109414	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing Verification of business existence required within 10 business days of closing.	Reviewer Comment (2024-09-08): Documents received, system cleared.

Seller Comment (2024-09-04): (Rate Lock) SOS shows incorporation date. CPA letter reflects %. THe CPA letter dated XXXX refers to the business not being negatively impacted by this transaction, which is sufficient for the VOE indicating it is open. This is within 10 business days of the note. Please clear this condition.

Reviewer Comment (2024-09-03): Provided CPA letter does not state information regarding business such as start date and ownership percentages. Need third party verification document. Exception remains.

Seller Comment (2024-09-01): (Rate Lock) VOE provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109384		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX is incomplete				Reviewer Comment (2024-08-15): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-08-14): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109415		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-08-29): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	GA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109394		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-29): (Rate Lock) Approved exception for VOE on how we got comfortable provided. Please downgrade to Ev2 and clear.			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350109394		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation. Seller Comment (2024-08-29): (Rate Lock) Approved exception for VOE on how we got comfortable provided. Please downgrade to Ev2 and clear.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109394		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Reviewer Comment (2024-09-05): Post-close lender exception XXXXng alternate document relied upon to verify employment status prior to consummation. Seller Comment (2024-08-29): (Rate Lock) Approved exception for VOE on how we got comfortable provided. Please downgrade to Ev2 and clear.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109394		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the business used for income qualification within 10 business days of closing.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-29): (Rate Lock) Approved exception for VOE on how we got comfortable provided. Please downgrade to Ev2 and clear.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109394		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors. Alternate documentation relied upon. Seller Comment (2024-08-29): (Rate Lock) Approved exception for VOE on how we got comfortable provided. Please downgrade to Ev2 and clear.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350109189		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The E-Consent Agreement is missing from the loan file.				Reviewer Comment (2024-09-13): E-Sign Consent Agreement document is received and verified. Exception Cleared. Seller Comment (2024-09-11): E-Consent document sent prior to application	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109189		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received the appraisal report at least three days prior to closing is missing form the loan file.				Reviewer Comment (2024-10-03): Lender acknowledges. Reviewer Comment (2024-09-13): Appraisal report dated 8/0XXXX24 missing evidence of receipt. Exception remains Seller Comment (2024-09-11): Proof Borrower were sent the Appraisal Report			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109189		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	The Initial Loan estimate issued on XXXX does not contain a Discount Points Fee, the Loan Estimate issued on XXXX reflects a Discount Point fee of $XXXX The loan file does not contain evidence of a Changed Circumstance or Tolerance cure to Borrower.				Reviewer Comment (2024-09-13): XXXX received valid Changed circumstacne dated XXXX. Seller Comment (2024-09-11): Change of Circumstance Attached that allows for discount points to be added	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109189		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	The Loan estimate issued on XXXX reflects the appraisal fee as XXXX, the Closing Disclosure issued on XXXX reflects the appraisal fee of XXXX. The loan file does not contain evidence of a Changed Circumstance or Tolerance cure to Borrower.				Reviewer Comment (2024-09-03): XXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Seller Comment (2024-08-29): Cure provided on Final CD for XXXX for Increase to Appraisal Fee	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109189		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109383		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-08-19): Most recent Post disaster inspection report received & associated. Exception cleared. Seller Comment (2024-08-17): (Rate Lock) PDI provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109376		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-08-22): XXXX received E-sign consent agreement. Seller Comment (2024-08-21): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109376		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-08-23): Lender acknowledges. Seller Comment (2024-08-21): (Rate Lock) Accept the Ev2 as is, and wish to proceed with it			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109376		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure Issue Date Not Provided				Reviewer Comment (2024-08-22): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-08-21): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109376		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Interim/XXXX)	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.				Reviewer Comment (2024-08-22): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-08-21): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Rate/Term	No Defined cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109376		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient, So please provide COC/Final CD for changed fee amount.				Reviewer Comment (2024-08-22): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-08-21): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109376	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception approved for less than 2 years self employment/business existence under XXXX LLC.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-20): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109377	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Evidence from a CPA or Borrower must be obtained verifying that the withdrawal of funds for the loan transaction will not have a negative impact on the business.	Reviewer Comment (2024-08-23): Cash flow Analysis received, exception cleared.

Seller Comment (2024-08-22): (Rate Lock) CFA prior to CTC provided

Reviewer Comment (2024-08-21): Provided Evidence of access to fund is post to the note date require document prior to note, Exception remains

Seller Comment (2024-08-20): (Rate Lock) This is acceptable per our guidelines as there is no timeframe. Please clear, as this meets requirement and our guidelines.

Reviewer Comment (2024-08-20): Provided Evidence of access to fund is post to the note date require document prior to note, Exception remains

Seller Comment (2024-08-20): (Rate Lock) Previous UW Certs for CFA were not dated and cleared. Please clear this as well.

Seller Comment (2024-08-20): (Rate Lock) Guidelines do not state a timeline in which the CFA can be executed. The same information used to conduct the CFA was available prior to CTC. Explanation along with the Income Calc done prior to CTC is sufficient to clear.

Reviewer Comment (2024-08-19): Document provided is dated post close, cannot determine if guideline requirements were met prior to closing.

Seller Comment (2024-08-19): (Rate Lock) Cert provided and is acceptable. Guidelines do not reflect a specific time frame in which the CFA needs to be done in regard to close.

Reviewer Comment (2024-08-15): Evidence of Access to Funds document is received in file but Date is not given on document (Document ID: XXXX). Exception Remains.

Seller Comment (2024-08-14): (Rate Lock) CFA provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109377	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Evidence from a CPA or Borrower must be obtained verifying that the withdrawal of funds for the loan transaction will not have a negative impact on the business.	Reviewer Comment (2024-08-23): Cash flow Analysis received, exception cleared.

Seller Comment (2024-08-22): (Rate Lock) CFA prior to CTC provided

Reviewer Comment (2024-08-21): Provided Evidence of access to fund is post to the note date require document prior to note, Exception remains

Seller Comment (2024-08-20): (Rate Lock) This is acceptable per our guidelines as there is no timeframe. Please clear, as this meets requirement and our guidelines.

Reviewer Comment (2024-08-20): Provided Evidence of access to fund is post to the note date require document prior to note, Exception remains

Seller Comment (2024-08-20): (Rate Lock) Previous UW Certs for CFA were not dated and cleared. Please clear this as well.

Seller Comment (2024-08-20): (Rate Lock) Guidelines do not state a timeline in which the CFA can be executed. The same information used to conduct the CFA was available prior to CTC. Explanation along with the Income Calc done prior to CTC is sufficient to clear.

Reviewer Comment (2024-08-19): Document provided is dated post close, cannot determine if guideline requirements were met prior to closing.

Seller Comment (2024-08-19): (Rate Lock) Cert provided and is acceptable. Guidelines do not reflect a specific time frame in which the CFA needs to be done in regard to close.

Reviewer Comment (2024-08-15): Evidence of Access to Funds document is received in file but Date is not given on document (Document ID: XXXX). Exception Remains.

Seller Comment (2024-08-14): (Rate Lock) CFA provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109377	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Evidence from a CPA or Borrower must be obtained verifying that the withdrawal of funds for the loan transaction will not have a negative impact on the business.	Reviewer Comment (2024-08-23): Cash flow Analysis received, exception cleared.

Seller Comment (2024-08-22): (Rate Lock) CFA prior to CTC provided

Reviewer Comment (2024-08-21): Provided Evidence of access to fund is post to the note date require document prior to note, Exception remains

Seller Comment (2024-08-20): (Rate Lock) This is acceptable per our guidelines as there is no timeframe. Please clear, as this meets requirement and our guidelines.

Reviewer Comment (2024-08-20): Provided Evidence of access to fund is post to the note date require document prior to note, Exception remains

Seller Comment (2024-08-20): (Rate Lock) Previous UW Certs for CFA were not dated and cleared. Please clear this as well.

Seller Comment (2024-08-20): (Rate Lock) Guidelines do not state a timeline in which the CFA can be executed. The same information used to conduct the CFA was available prior to CTC. Explanation along with the Income Calc done prior to CTC is sufficient to clear.

Reviewer Comment (2024-08-19): Document provided is dated post close, cannot determine if guideline requirements were met prior to closing.

Seller Comment (2024-08-19): (Rate Lock) Cert provided and is acceptable. Guidelines do not reflect a specific time frame in which the CFA needs to be done in regard to close.

Reviewer Comment (2024-08-15): Evidence of Access to Funds document is received in file but Date is not given on document (Document ID: XXXX). Exception Remains.

Seller Comment (2024-08-14): (Rate Lock) CFA provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109378		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	The Hazard Insurance Policy Effective Date of XXXX is after the Note Date of XXXX.				Reviewer Comment (2024-08-16): Provided XXXXXXXX dated Hazard Insurance Policy is before disbursement date, Exception Cleared Seller Comment (2024-08-15): (Rate Lock) File disbursed XXXX per signed CD at close. This is sufficient coverage.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109378		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-16): XXXX received LOA to remove document(s) 53 estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-15): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109378		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX)	Revised Loan Estimate provided on XXXX is after the date the Closing Disclosure (XXXX) was provided.				Reviewer Comment (2024-08-16): XXXX received LOA to remove document(s) 53 estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-15): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109424		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Date Issued (Not Provided) is checked on the CD.				Reviewer Comment (2024-08-15): Received LOA to remove incomplete CD , from testing as not provided to the borrower. Seller Comment (2024-08-14): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109424		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure not provided to Borrower(s) at least 3 business days prior to closing.				Reviewer Comment (2024-08-15): Received LOA to remove incomplete CD , from testing as not provided to the borrower. Seller Comment (2024-08-14): (Rate Lock) Lender ICD sent and viewed XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109389		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.47 is less than Guideline PITIA months reserves of 12.00.	Borrower has 8.47 months reserves instead of the required 12.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline requirements by at least 40 points.	XXXX	Reviewer Comment (2024-08-16): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower has 8.47 months reserves instead of the required 12. Tradeline requirements not met as the Borrower has 1 tradeline reporting 32 months of activity.				Reviewer Comment (2024-08-16): Lender exception with compensating factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower has 8.47 months reserves instead of the required 12. Tradeline requirements not met as the Borrower has 1 tradeline reporting 32 months of activity.				Reviewer Comment (2024-08-16): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	The Closing Disclosure in question does not contain an issue date and appears to be incomplete.				Reviewer Comment (2024-08-21): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-08-20): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Good Faith Redisclosure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109389		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tradeline requirements not met as the Borrower has 1 tradeline reporting 32 months of activity.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline requirements by at least 40 points.	XXXX	Reviewer Comment (2024-08-16): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109389		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Borrower has 8.47 months reserves instead of the required 12.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline requirements by at least 40 points.	XXXX	Reviewer Comment (2024-08-16): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109389		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Tradeline requirements not met as the Borrower has 1 tradeline reporting 32 months of activity.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline requirements by at least 40 points.	XXXX	Reviewer Comment (2024-08-16): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower has 8.47 months reserves instead of the required 12. Tradeline requirements not met as the Borrower has 1 tradeline reporting 32 months of activity.				Reviewer Comment (2024-08-16): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	The Tolerance Cure was reflected on the Closing Disclosure.				Reviewer Comment (2024-08-16): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	The loan discount points increased on the XXXX closing disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-21): XXXX Received Valid COC. Seller Comment (2024-08-20): (Rate Lock) CIC provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109389		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	The credit report fee increased from XXXX to $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-08-20): (Rate Lock) CD signed at close had the cure. Please clear.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109420		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Lease agreement for XXXX is missing from the loan file.				Reviewer Comment (2024-09-03): Received signed and dated lease agreement. Exception cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109420		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXXX/25% Vacancy Method)	Lease agreement required for propertyXXXX				Reviewer Comment (2024-09-03): Received signed and dated lease agreement. Exception cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109420		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Lease agreement for XXXX is missing from the loan file.				Reviewer Comment (2024-09-03): Received signed and dated lease agreement. Exception cleared.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109420		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure Issue Date Not Provided				Reviewer Comment (2024-09-03): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-08-31): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109420		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure provided to the borrower at Closing.				Reviewer Comment (2024-08-28): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109420		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX, XXXX Lease Agreement	Lease agreement for XXXX is missing from the loan file.				Reviewer Comment (2024-09-03): Received signed and dated lease agreement. Exception cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109420		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property has an ADU that has no similar comps and the ADU is not substantially smaller than the subject as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower hs 5+ years on job. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-07): Lender Exception with Compensating Factors. Seller Comment (2024-09-03): (Rate Lock) Please clear this condition. Reviewer Comment (2024-08-29): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109420		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Lease agreement for XXXX is missing from the loan file.				Reviewer Comment (2024-09-03): Received signed and dated lease agreement. Exception cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109420		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Lease agreement for XXXX is missing from the loan file.				Reviewer Comment (2024-09-03): Received signed and dated lease agreement. Exception cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109420		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lease agreement for XXXX is missing from the loan file.				Reviewer Comment (2024-09-03): Received signed and dated lease agreement. Exception cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109420		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2024-09-03): Received signed and dated lease agreement. Exception cleared.	XXXX			1		A		A		A		A		A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109237		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) XXXX Subprime Loan (Subprime Legend Not on Mortgage)	XXXX Subprime Loan: Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.	Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.				Reviewer Comment (2024-08-05): Lender acknowledges exception. Seller Comment (2024-07-30): Lender Accepts 2 please waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Primary	Purchase	Provide the following: Letter of Explanation, corrected Mortgage (with required Legend), and proof of mailing. Best Practice would be to have signed and re-recorded Mortgage. (This will overwrite the existing Exception Remediation which reads: Provide the following: Corrected Mortgage (with required Legend), Letter of Explanation, and Proof of Delivery. Best Practice would be to have signed and re-recorded Mortgage.).	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109237		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	XXXX Subprime Home Loan Threshold Fixed Non-Compliant	XXXX Subprime Loan: APR on subject loan of 8.58591% or Final Disclosure APR of 8.91300% is in excess of allowable threshold of Prime Mortgage Market Rate 7.02000 + 1.75%, or 8.77000%. Non-Compliant SubPrime Loan.	APR on subject loan of 8.58591% or Final Disclosure APR of 8.91300% is in excess of allowable threshold of Prime Mortgage Market Rate 7.02000 + 1.75%, or 8.77000%. Non-Compliant SubPrime Loan.				Reviewer Comment (2024-08-05): Lender acknowledges exception. Seller Comment (2024-07-30): Lender Accepts 2 please waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure XXXX be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure XXXX not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109237		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) XXXX Subprime Loan (Notice of Taxes and Insurance Not Provided)	XXXX Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.	Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.				Reviewer Comment (2024-08-05): Lender acknowledges exception. Seller Comment (2024-07-30): Lender Accepts 2 please waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109237	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Reviewer Comment (2024-09-17): Received LOE and supporting information that APR disclosed on final CD resulted from lender erroneously including transfer tax and owner's title insurance in APR / Finance Charge calculations resulting in an APR over disclosed by 0.327%, however, APR disclosed on initial CD did not actually become inaccurate. Accordingly, APR from initial CD disclosed at least 3 days prior to consummation is compared to actual APR at consummation (Scenario 1 on Appendix section of SFA TRID Grid 4.0) and found to be within tolerance for accuracy. Exception cleared.

Seller Comment (2024-09-12): The Transfer Tax (NYS Mtg Tax) $XXXX and the Owners Title Policy of $XXXX were checked off as APR Fees after the initial cd was sent.  When I unchecked those two fees, our APR went down to 8.627% (which is in line with the initial CD from 5/28 (8.622%)- a difference of 0.005%.

So, in system currently with those boxes unchecked- we have an APR of 8.627% and Finance Charges oXXXX
(which would be the difference of the daily interest and the title closer fee from the initial CD)

Initial CD =  $XXXX

REVISED PCCD = $XXXX

(difference is $XXXX, which is the final daily interest of $XXXX on XXXX CD minus the $XXXX title closer fee and daily interest of XXXX from XXXX CD)

Attached is the LOX to the borrower, tracking and revised CD.

Reviewer Comment (2024-09-04): The document prep fee is excluded from finance charge calculations per 1026.4(c)(7)(ii)  Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.  The attorney fee is not required by the lender nor does the lender retain the fees.  Further, even the addition of those fees would not bring the APR into alignment with a less than .125% variance.

Seller Comment (2024-08-29): Please be advised after an extensive deep dive into the calculations that AMC is using our legal/compliance team realized that AMC is not including 2 fees in the APR calculation that they should be causing the APR to be out of tolerance.  The Attorney review fee $XXXX (NOT A TITLE FEE) and the Doc assembly $XXXX.  are lender fees and should be in the APR.  If included the loan will be intolerance and the "Timing Problem" resolved.

Reviewer Comment (2024-08-28): We acknowledge that based on Note terms and fees, the disclosed APR and Finance Charge on the final CD are over-disclosed.  Accordingly, there is no exception/violation cited for inaccurate APR at consummation. Exception cited is for the 3-day waiting period requirement under 1026.19(f)(2)(ii) which is triggered when the previously disclosed APR becomes inaccurate.   Please provide a letter of explanation for the basis of the over-disclosed Finance Charge and APR on the final CD to determine and document in the loan file whether the increase in final CD APR from the previously disclosed APR on the initial CD results from a clXXXXl error or an actual change in loan terms impacting the APR (please clarify why Finance Charge and APR disclosed on the final CD is $XXXX3 and 0.32709% respectively greater than actual Finance Charge/APR at consummation)

Seller Comment (2024-08-23): Upon review from our compliance team here is the response.

Per 1026.22 (a)(4): If the annual percentage rate disclosed in a transaction secured by real property or a dwelling varies from the actual rate determined in accordance with paragraph (a)(1) of this section, in addition to the tolerances applicable under paragraphs (a)(2) and (3) of this section, the disclosed annual percentage rate shall also be considered accurate if: (i) The rate results from the disclosed finance charge.

The finance charges were over disclosed by $XXXX8 resulting in the APR being over disclosed by 0.286%. Therefore, the APR is considered accurate and a 3-day waiting period is not required.

Additionally, the APR on the final CD did not correspond to the actual APR based on the loan terms. Therefore, the disclosed APR of 8.622% on the initial CD is compared to the calculated APR of 8.627%. The difference is < 0.125% and therefore does not trigger a 3-day waiting period.

Reviewer Comment (2024-08-23): XXXX received Compliance Report.  However, this does not address a timing violation.  The Initial CD issued 5-28-24 disclosed an APR of 8.622% and Finance charege of XXXX. The subsequent and only other CD in file is the Final CD issued XXXXwhich then disclosed APR at 8.913% and Finance charge of $XXXX (increasing finance charge).  the APR changed over .125% and was not received by borrower at least 3 business days prior to closing onXXXX As the finance charge was increasing the finance charge had not been overstated and the timing requirement applies. The example provided in the CFPB FAQ indicates that if both the APR and finance charge are overstated because the interest rate has decreased, the APR is considered accurate. Importantly, the CFPB FAQ example referenced states “if the APR AND finance charge are overstated because the interest rate has decreased, the APR is considered accurate”. This means both the APR and the finance charge must be overstated for this tolerance provision to apply.

Seller Comment (2024-08-20): See attached final XXXX - Matches final CD and is a pass.  Please advise what is difference?

Reviewer Comment (2024-08-13): This is a timing exception with no visible means of cure.

Seller Comment (2024-08-13): Please advise what cure is.

Reviewer Comment (2024-08-13): The APR listed on the CD on XXXX was 8.622, the APR listed on CDXXXX6 was 8.913

Seller Comment (2024-08-12): Please see attached no fees changed. It is merely a placement issue.

Reviewer Comment (2024-08-09): The issue relates to the final CD with APR of 8.913% which had a change in APR over .125% which was not received by borrower within 3 business days of closing.  Prior CD is the initial CD datedXXXX with APR of 8.622%.  Timing was not met, final CD received XXXX

Seller Comment (2024-08-05): Title is a borrower chosen provider. Not subject to tolerances.

Reviewer Comment (2024-08-05): Title fees changed.

Seller Comment (2024-07-30): The only fee that changed is Pre-paids.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109237		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX 4506-C (2022), 4506-C (2023)	4506-C (2022), 4506-C (2023) are missing from the loan file and required for Self-Employed income.				Reviewer Comment (2024-08-05): Not required for P&L program. Seller Comment (2024-07-30): Not required. No tax returns used to support income. 7.4.3.2 of XXXX GL (54) shows GL and doc requirements for P&L program and 4506 is not required.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109245		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing copy of the initial appraisal that belongs with the XXXX appraisal devivery date.				Reviewer Comment (2024-08-13): 1004 provided. Seller Comment (2024-08-09): Please see attached appraisal dated XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109425		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (2024-08-22): Waived per lender request Seller Comment (2024-08-18): (Rate Lock) Accept the the EV2 to remain as is, please waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109425		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation Remove/Clear Exceptions				Reviewer Comment (2024-08-19): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-08-18): (Rate Lock) provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AL	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109425		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Guidelines state if borrower's are self employed jointly to use the lower of the two scores. Lender used higher score. Exception was requested for reserves, however going down matrix and using lower of scores LTV exception should have been requested.				Reviewer Comment (2024-08-22): XXXX owns majjority of business and his credit score should be used to qualify Seller Comment (2024-08-21): (Rate Lock) LOE provided to clear.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109425		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved allowing for 7.54 months reserves when 12 months is required. (Note: Based on GL, only 6 months are required with 80% LTV; however, 12 months would be required with 90% LTV).	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 703 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-22): Lender Exception with Compensating Factors Seller Comment (2024-08-21): (Rate Lock) LOE provided to clear.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109425		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Fee changed without a valid CofC. CofC at a minimum should include the original estimate of the cost, the specific reason for the revision and how it impacted the specific fee(s) that increased, revised amount, and the date of the changed circumstance.				Reviewer Comment (2024-08-19): XXXX Received PCCD, LOE and Payment history. Seller Comment (2024-08-18): (Rate Lock) PCCD provided with cure		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	AL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109425		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.50 is less than Guideline PITIA months reserves of 12.00.		Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 703 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-22): Lender Exception with Compensating Factors			XXXX	2		B		B		B		B		B	XXXX	AL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109306	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation (XXXX) to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-09-18): Documents received, system cleared.

Seller Comment (2024-09-10): (Rate Lock) Please refer to LOE provided; in all cases around delivery, receipt, and waiting periods, we count XXXX as a business day.

Reviewer Comment (2024-09-05): Please verify if XXXX is considered a business day for your company.

Seller Comment (2024-08-30): (Rate Lock) LOE provided

Reviewer Comment (2024-08-29): Exception Remains - As per process it states required with 3 business days prior to consummation.

Seller Comment (2024-08-29): (Rate Lock) That is not correct. XXXX counts toward these days, as a borrower can sign loan documents on XXXX and is a recission day. Therefore 3 days would be XXXXXXX. Please clear.

XXXX

Reviewer Comment (2024-08-28): The Note minus 3 days is XXXXXXXX, appraisal wasnt completed until XXXXX.

Seller Comment (2024-08-27): (Rate Lock) Proof appraisal was senXXXX

Reviewer Comment (2024-08-14): Document provided reflects Borrower received report on XXXX that is not 3 business days prior to closing.

Seller Comment (2024-08-13): (Rate Lock) Docs provided
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109306	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.35963% or Final Disclosure APR of 9.36900% is equal to or greater than the threshold of APOR 6.76% + 2.5%, or 9.26000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 9.35963% or Final Disclosure APR of 9.36900% is equal to or greater than the threshold of APOR 6.76% + 2.5%, or 9.26000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2024-09-18): Documents received, system cleared.

Seller Comment (2024-09-10): (Rate Lock) Please refer to LOE provided; in all cases around delivery, receipt, and waiting periods, we count XXXX as a business day.

Reviewer Comment (2024-09-05): Please verify if XXXX is considered a business day for your company.

Seller Comment (2024-08-30): (Rate Lock) LOE provided

Reviewer Comment (2024-08-29): Exception Remains - As per process it states required with 3 business days prior to consummation.

Seller Comment (2024-08-29): (Rate Lock) That is not correct. XXXX counts toward these days, as a borrower can sign loan documents on XXXX and is a recission day. Therefore 3 days would beXXXXXXXX. Please clear.

XXXX

Reviewer Comment (2024-08-28): The Note minus 3 days is XXXXXXXX, appraisal wasnt completed until XXXXXXXX.

Seller Comment (2024-08-27): (Rate Lock) Proof appraisal was sent XXXX

Reviewer Comment (2024-08-14): Document provided reflects Borrower received report on XXXX that is not 3 business days prior to closing.

Seller Comment (2024-08-13): (Rate Lock) HPML ok to proceed-must collect escrows. full appraisal in file. Cannot used appraisal delivery waiver
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109306	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation (XXXX) to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-09-18): Documents received, system cleared.

Seller Comment (2024-09-10): (Rate Lock) Please refer to LOE provided; in all cases around delivery, receipt, and waiting periods, we count XXXX as a business day.

Reviewer Comment (2024-09-05): Please verify if XXXX is considered a business day for your company.

Seller Comment (2024-08-30): (Rate Lock) LOE provided

Reviewer Comment (2024-08-29): Exception Remains - As per process it states required with 3 business days prior to consummation.

Seller Comment (2024-08-29): (Rate Lock) That is not correct. XXXX counts toward these days, as a borrower can sign loan documents on XXXX and is a recission day. Therefore 3 days would be XXXXXX. Please clear.

XXXX

Reviewer Comment (2024-08-28): The Note minus 3 days is XXXXXXXX, appraisal wasnt completed until XXXXXXXX.

Seller Comment (2024-08-28): (Rate Lock) Proof provided the LO sent the appraisal to the borrower on XXXX at 9:00PM. This is sufficient to clear the condition.

Reviewer Comment (2024-08-27): Exception Remains - Received document appraisal delivery proof is within 3 business days. Required the delivery proof to applicant three (3) business days prior to consummation.

Seller Comment (2024-08-27): (Rate Lock) Proof appraisal was sent XXXX

Reviewer Comment (2024-08-14): Exception Remains - Received document appraisal delivery proof is within 3 business days. Required the delivery proof to applicant three (3) business days prior to consummation.

Seller Comment (2024-08-13): (Rate Lock) Docs provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109306		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-14): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-08-13): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109306		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose whether the loan allows for Partial Payments.				Reviewer Comment (2024-09-23): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-20): (Rate Lock) Re-provided PCCD with pag4 and LOE referencing partial payments Seller Comment (2024-09-20): (Rate Lock) PCCD from XXXX with cure and LOE has page 4 marked for partial payments. Reviewer Comment (2024-09-20): Final Closing Disclosure uploaded XXXX and dated 0XXXXXXXX did not disclose whether the loan allows for Partial Payments. Seller Comment (2024-09-19): (Rate Lock) The CD and LOE were provided with the appraisal cure.		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109306		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 89.99999% exceeds Guideline loan to value percentage of 80.00000%.	Lender requested exception for 90% LTV when 80% is max as Borrower has no current housing, Borrower has previous history of home ownership and investment sold XXXX with 2 yr history on credit showing all paid as agXXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-15): Lender Exception with Compensating Factors. Seller Comment (2024-08-13): (Rate Lock) Exception was already provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109306		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 89.99999% exceeds Guideline combined loan to value percentage of 80.00000%.	Lender requested exception for 90% CLTV when 80% is max as Borrower has no current housing, Borrower has previous history of home ownership and investment sold 3/24 with 2 yr history on credit showing all paid as agXXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-15): Lender Exception with Compensating Factors. Seller Comment (2024-08-13): (Rate Lock) Exception was already provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109306		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender requested exception for 90% CLTV when 80% is max as Borrower has no current housing, Borrower has previous history of home ownership and investment sold 3/24 with 2 yr history on credit showing all paid as agreed.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-15): Lender Exception with Compensating Factors. Seller Comment (2024-08-13): (Rate Lock) Exception was already provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109306		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide corrected 1008 and 1003. CPA letter and Business Narrative reflect the borrower owning 60% of the company, not 50%. Loan file does not contain P&L or CPA statement of expenses, resulting in a 50% expense factor.				Reviewer Comment (2024-08-28): Lender explained use of more conservative income to qualify. Seller Comment (2024-08-24): (Rate Lock) Our income calc is more conservative, lowering the expense factor would only increase the income, which isn't required as the DTI is only 8% currently. Reviewer Comment (2024-08-15): Still missing revised 1008 and 1003 reflecting 50% expense factor for income calculation since we are missing P&L or CPA letter stating expense factor. Seller Comment (2024-08-13): (Rate Lock) CPA letter showing 60%	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109306	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	There was no VCC for the addition of the 2nd appraisal fee. Prove VCC or cure with corrected CD and LOE to the borrower.	Reviewer Comment (2024-09-19): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD & proof refund check was cashed.

Reviewer Comment (2024-09-18): XXXX received LOX for rebuttal response for the Check #XXXX has been cashed. However,  we also required confirmation on email from borrower that they received copy of check in order to cure this exception.

Seller Comment (2024-09-16): (Rate Lock) Proof from LO and checked cashed from accounting department is sufficient to confirm the borrower received the check. Please clear.

Reviewer Comment (2024-09-13): XXXX received LOX however we would require borrower confirmation whether the copy of refund check received. Kindly provide confirmation from borrower that they received copy of refund check in order to cure the exception.

Seller Comment (2024-09-12): (Rate Lock) Proof borrower received  provided

Reviewer Comment (2024-08-27): XXXX received LOE to borrower, Copy of Refund Check, proof of mailing, Corrected CD. XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Seller Comment (2024-08-24): (Rate Lock) Cure and PCCD provided
																				XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109322		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2024-09-06): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109322		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-06): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109322		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose the reason the loan will not have an escrow account.				Reviewer Comment (2024-09-12): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-11): (Rate Lock) PCCD provided Seller Comment (2024-09-11): (Rate Lock) Page 368-370 were already provided for report		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109322	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.	$XXXX judgement on title. UPDATE - lien amount is $XXXX	Reviewer Comment (2024-09-23): Recording provided.

Seller Comment (2024-09-21): (Rate Lock) There is a document that states it was e-recorded with the mortgage. Please clear.

Reviewer Comment (2024-09-20): Documents received, however without evidence of recording it is unable to be determined if the lien is in first position.

Seller Comment (2024-09-20): (Rate Lock) Please see attached. Ther release of lien was recorded at closing.

Reviewer Comment (2024-09-19): Commitment provided states the Release is to be re-filed and requires recording information of the lien being released. Document provided does not reflect recording/filing.

Seller Comment (2024-09-11): (Rate Lock) Release of lien provided and title
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109322		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-09-11): Post disaster report provided. Exception cleared Seller Comment (2024-09-11): (Rate Lock) (Rate Lock) Page 368-370 were already provided for report	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109322		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for waiving escrows with a 680 credit score.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-09): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109322		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Disaster Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-09): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109322		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 680 is less than Guideline representative FICO score of 720.	Score of 720 required to waive escrows.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-19): Lender Exception with Compensating Factors. Seller Comment (2024-09-11): (Rate Lock) Exception was already provided for this.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109437		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is not provided.				Reviewer Comment (2024-09-09): E-Sign Consent Agreement received and updated. Exception cleared Seller Comment (2024-09-05): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109437		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The gift letter is dated post closing and the loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-10): Wire Confirmation document received in file for Gift amount and same has been associated. Exception Cleared. Seller Comment (2024-09-05): (Rate Lock) SE VOE provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109437		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The gift letter is dated post closing and the loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-10): Wire Confirmation document received in file for Gift amount and same has been associated. Exception Cleared. Seller Comment (2024-09-05): (Rate Lock) SE VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109437		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The gift letter is dated post closing and the loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-10): Wire Confirmation document received in file for Gift amount and same has been associated. Exception Cleared. Seller Comment (2024-09-05): (Rate Lock) SE VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109437		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The gift letter is dated post closing on XXXX				Reviewer Comment (2024-09-10): Wire Confirmation document received in file for Gift amount and same has been associated. Exception Cleared. Seller Comment (2024-09-09): (Rate Lock) Gift was to be provided at close and the file was originally going to close XXXXWire provided shows the funds were provided at close and this is sufficient. Please clear.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109437		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-09): VVOE received and updated exception cleared Seller Comment (2024-09-05): (Rate Lock) SE VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109437		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX XXXX Third Party Verification	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-09): VVOE received and updated exception cleared Seller Comment (2024-09-05): (Rate Lock) SE VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109434		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Assets used for closing include liquidated funds from a XXXX account for funds to close/reserves. The funds have been withdrawn from the XXXX account and placed into a regular account. XXXX accounts are ineligible assets per the guidelines..	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Time on job 5+ years or greater. Residual income > XXXX. DTI is at least 10% <guideline maximum.	XXXX	Reviewer Comment (2024-08-23): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109434	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.56 is less than Guideline PITIA months reserves of 6.00.	The reserve required for the Investment Purchase transaction is 6 months. The calculated amount of reserves the Borrowers have provided are 3.56 months.	Reviewer Comment (2024-09-03): Found most recent bank statement account ending #XXXX, Updated correct value. Requirement met, exception cleared.

Seller Comment (2024-08-31): (Rate Lock) Please advise how you are getting those assets. They are not correct. Correct amount of assets was provided.

Reviewer Comment (2024-08-30): Required reserves of $XXXX2, as Qualifying Assets are $XXXXand Cash from borrower is XXXX4. Exception remains.

Seller Comment (2024-08-30): (Rate Lock) LOE provided

Reviewer Comment (2024-08-28): Exception Remain - Qualifying Assets are $1XXXX6 and Cash from borrower is XXXXXXX4 pending for reserves is $XXXXich is 3.56 months, required  sufficient assets to cover 6 months reserves.

Seller Comment (2024-08-28): (Rate Lock) LOE provided for reserve calc. If this is not accepted please advise on your calculation.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109439		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2024-08-20): Review coondo questionnaire and property meets warantable condo requirements.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109211		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower relocating over XXXX from the current primary residence and the borrower's business is not an internet business as required by guidelines. .	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Strong credit History of owning property and making timely payments.	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors. Seller Comment (2024-08-28): Please see attached from file for list of compensating factors: strong credit, little use of credit, borrower has a history of owning property and making timely payments. Please also see attached LOX (from file) explaining that borrower is a long distance truck XXXXr so while business is not internet-based, it's also not location-based. Exception is already approved. Reviewer Comment (2024-08-26): Please provide valid compensating factors for consideration of downgrading/waiving exception.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109211		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:XXXX/XXXX)					Reviewer Comment (2024-09-17): Delivery provided. Seller Comment (2024-09-10): Valuation Tracking has been provided. Reviewer Comment (2024-09-06): All reports must be delivered to the borrower(s). Provide evidence of the 6/21 and 7/16. Seller Comment (2024-09-05): Issue flipped back to seller with no comment, why was previous response unacceptable? Seller Comment (2024-08-28): Appraisal was provided to borrower electronically. Please review Loan Summary Report attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109211		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing verification of the percentage of ownership in the business used for income qualification and verification of two years existence.				Reviewer Comment (2024-09-17): Exception cleared - Received Articles of Organization which state 100% share and update the same in clarity. Seller Comment (2024-09-05): Please see attached CPA letter obtained post-consummation to document that borrower owns 100% of business.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109211		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing verification of the percentage of ownership in the business used for income qualification and verification of two years existence.				Reviewer Comment (2024-09-17): Exception cleared - Received Articles of Organization which state 100% share and update the same in clarity. Seller Comment (2024-09-05): Please see attached CPA letter obtained post-consummation to document that borrower owns 100% of business.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109211		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing verification of the percentage of ownership in the business used for income qualification and verification of two years existence.				Reviewer Comment (2024-09-17): Exception cleared - Received Articles of Organization which state 100% share and update the same in clarity. Seller Comment (2024-09-05): Please see attached CPA letter obtained post-consummation to document that borrower owns 100% of business.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109211	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file is missing verification of the percentage of ownership in the business used for income qualification and verification of two years existence.	Reviewer Comment (2024-09-17): Exception cleared - Received Articles of Organization which state 100% share and update the same in clarity.

Seller Comment (2024-09-13): Please see attached record from NJ department of treasury showing that business has been registered since 2016, with borrower as registered agent and incorporator.

Reviewer Comment (2024-09-09): Document date is required for the CPA letter provided exception remains.

Seller Comment (2024-09-05): Please see attached CPA letter obtained post-consummation to document that borrower owns 100% of business.

Reviewer Comment (2024-08-29): Required CPA Letter confirming ownership % of borrower. Exception remains.

Seller Comment (2024-08-27): Please see attached from file for list of compensating factors: strong credit, little use of credit, borrower has a history of owning property and making timely payments.  Please also see attached LOX (from file) explaining that borrower is a long distance truck XXXXr so while business is not internet-based, it's also not location-based.  Exception is already approved.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109211		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Letter	The loan file is missing verification of the percentage of ownership in the business used for income qualification and verification of two years existence.				Reviewer Comment (2024-09-17): Exception cleared - Received Articles of Organization which state 100% share and update the same in clarity. Seller Comment (2024-09-13): Please see attached record from NJ department of treasury showing that business has been registered since 2016, with borrower as registered agent and incorporator. Reviewer Comment (2024-09-09): Document date is required for the CPA letter provided exception remains. Seller Comment (2024-09-05): Please see attached CPA letter obtained post-consummation to document that borrower owns 100% of business.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109440		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/XXXX)					Reviewer Comment (2024-08-23): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109440		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XXXX)	Final Closing Disclosure provided on XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.				Reviewer Comment (2024-08-23): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109440	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Subject property is in FL and title reflects there is not a copy of the survey and are requesting Borrower to sign a survey affidavit at closing vs providing a survey.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-26): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109441		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.09 is less than Guideline PITIA months reserves of 12.00.	Assets in file are insufficient to satisfy the 12 month PITI reserve requirement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 715 FICO	XXXX	Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109441		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to insufficient assets to satisfy 12 month PITI reserve requirement.				Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors, system cleared	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109441		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient assets to satisfy 12 month PITI reserve requirement.				Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109441		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception for multiple overdraft fees,9 in the last 12 months with the most recent being XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 715 FICO	XXXX	Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109441		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)					Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors, system cleared	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109441		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Guidelines required 12 months reserves and only 6 months verified.				Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors, system cleared	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109436		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Compliance	Closing Disclosure Missing Issue Date Non-Material	Closing Disclosure with an estimated issue date of XXXX did not disclose an issue date. Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date. EV2 informational finding to indicate which document was used to source fees for any applicable testing. Closing Disclosure dated XXXX used to source fees for testing. (Interim/XXXX)	Closing Disclosure Missing Issue Date				Reviewer Comment (2024-09-09): XXXX received Lender attestation on CD missing issue date was not disclosed to borrower. Seller Comment (2024-09-04): (Rate Lock) LOE provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109436		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for allowing gift funds on investment property. Borrower has sufficient funds but wants to use cash to close from gift.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109432		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-20): XXXX received Letter of Explanation, Payment History and Corrected PCCD.		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109444		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)					Reviewer Comment (2024-09-03): Waived per client request Seller Comment (2024-08-24): (Rate Lock) Accept to proceed with the EV2 as is, and wish to waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109444		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)					Reviewer Comment (2024-09-03): Waived per client request Seller Comment (2024-08-24): (Rate Lock) Accept to proceed with the EV2 as is, and wish to waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109444		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)					Reviewer Comment (2024-09-03): Waived per client request. Seller Comment (2024-08-24): (Rate Lock) Accept to proceed with the EV2 as is, and wish to waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109422		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		2X30 reflected lates for housing history. 1X30 on mortgage XXXX - LOE states due to service transfer & VOR showing partial 1 X 30 XXXX of XXXX - LOE from borrower and landlord that it was agreed upon and VOR reflects all paid as agreed as well as full 12 months verified.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserve requirement exceeds guideline requirements by at least 4 months. DTI is at least 10% < guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109422		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		2X30 reflected lates for housing history. 1X30 on mortgage 1XXXX3 - LOE states due to service transfer & VOR showing partial 1 X 30 XXXX of XXXX - LOE from borrower and landlord that it was agreed upon and VOR reflects all paid as agreed as well as full 12 months verified.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserve requirement exceeds guideline requirements by at least 4 months. DTI is at least 10% < guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109442		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Evidence the Borrower received a copy of the appraisal report at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-09-18): Exception cleared. Seller Comment (2024-09-12): (Rate Lock) Doc was provided Reviewer Comment (2024-09-04): The provided document is already present in the file. Report date for appraisal is XXXX and as per provided document appraisal was delivered on XXXX which is prior to report date. Require proof of appraisal delivered to borrower after report date XXXX. Exception remains. Seller Comment (2024-09-03): (Rate Lock) Delivery showing the appraisal was sent, accepted, and downloaded on XXXX.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	WA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109442		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-09-13): Appraisal delivery report document received in file and updated. Exception Cleared. Seller Comment (2024-09-12): (Rate Lock) Doc was provided Reviewer Comment (2024-09-04): The provided document is already present in the file. Report date for appraisal is XXXX and as per provided document appraisal was delivered on XXXX which is prior to report date. Require proof of appraisal delivered to borrower after report date XXXX. Exception remains. Seller Comment (2024-09-03): (Rate Lock) Delivery showing the appraisal was sent, accepted, and downloaded on XXXX.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	WA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109442	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.55559% or Final Disclosure APR of 8.57200% is equal to or greater than the threshold of APOR 6.76% + 1.5%, or 8.26000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.55559% or Final Disclosure APR of 8.57200% is equal to or greater than the threshold of APOR 6.76% + 1.5%, or 8.26000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2024-09-13): Appraisal delivery report document received in file and updated. Exception Cleared.

Seller Comment (2024-09-12): (Rate Lock) Doc was provided

Reviewer Comment (2024-09-07): Appraisal delivery provided in file on XXXXXXXX is for initial appraisal.  Still need copy of initial appraisal report attached to XXXXXXXX appraisal delivery date validating only clXXXXl changes.  Also still missing proof of aappraisal delivery to boorrower for final appraisal report dated XXXX.

Seller Comment (2024-09-03): (Rate Lock) Delivery showing the appraisal was sent, accepted, and downloaded on XXXX.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109442		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-09-13): Appraisal delivery report document received in file and updated. Exception Cleared. Seller Comment (2024-09-12): (Rate Lock) Doc was provided Reviewer Comment (2024-09-04): The provided document is already present in the file. Report date for appraisal is XXXX and as per provided document appraisal was delivered on XXXX which is prior to report date. Require proof of appraisal delivered to borrower after report date XXXX. Exception remains. Seller Comment (2024-09-03): (Rate Lock) Delivery showing the appraisal was sent, accepted, and downloaded on XXXX.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109442		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender approved exception for subject property identified as Unique or Rural.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	WA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109442		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception to allow for unique property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-08-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	WA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109442		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $231.85 exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Fee changed without a valid CofC. CofC at a minimum should include the original estimate of the cost, the specific reason for the revision and how it impacted the specific fee(s) that increased, revised amount, and the date of the changed circumstance.				Reviewer Comment (2024-09-12): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-09-10): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109247		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	The Right To Receive Appraisal disclosure was not dated within three days of the application date.				Reviewer Comment (2024-08-12): Received business purpose cert. Seller Comment (2024-08-05): XXXX doc Seller Comment (2024-08-05): XXXX utilize a Unified Business Purpose Disclosure that includes ECOA - Right to Rec copy of appraisal. Providing XXXX Tracking Details Report to confirm timeline when sent to borrower and copy of this disclosure sent to borrower.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	WI	Investment	Purchase		D	B	A	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109247		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	The Loan Estimate and Closing Disclosures are missing from the loan file.				Reviewer Comment (2024-08-12): Received business purpose cert. Seller Comment (2024-08-05): Final Settlement Statement	XXXX			1	D	A	D	A	D	A	D	A	D	A	XXXX	WI	Investment	Purchase		D	B	A	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109247		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2024-08-14): Lender acknowledged and elected to waive. Seller Comment (2024-08-12): we elect to waive this as a grade 2 and close out.			XXXX	2		B		B		B		B		B	XXXX	WI	Investment	Purchase		D	B	A	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109447		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX					Reviewer Comment (2024-09-13): Received Hazard insurance & captured. Exception cleared. Seller Comment (2024-09-11): (Rate Lock) HOI provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109190		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The E-Consent agreement was not located within the loan file.				Reviewer Comment (2024-09-04): E-Sign Consent Agreement received and associated .exception cleared Seller Comment (2024-08-30): e consent provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109190		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report was not located within the loan file.				Reviewer Comment (2024-09-04): Fraud report received and associated .Exception cleared Seller Comment (2024-08-30): document provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109190	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.	Reviewer Comment (2024-09-26): Documents received, system cleared.

Seller Comment (2024-09-24): email notification was provided - this should proof borrower received the appraisal within 3 days .please review and advise

Reviewer Comment (2024-09-23): Form does not state if borrower received the the report 3 days prior to closing or at closing with Waiver. Agree that this is a standard form, however it does not provide enough information for us to confirm ECOA requirements met.

Seller Comment (2024-09-19): Disagree - please review Lender comment: OnXXXX, our staff had previously emailed a copy of the borrower-executed “Acknowledgment of Receipt of Appraisal Report”, which is an industry standard form used for this purpose.  A copy is attached here for reference.This document was signed by the borrowers on XXXXXXX, acknowledging they were in receipt of the appraisal at that point in time.  This industry-standard acknowledgment, signed by the borrowers more than 5 days prior to the loan consummation on XXXX, is sufficient evidence of appraisal delivery within ECOA standards.

Reviewer Comment (2024-09-17): Appraisal was uploaded, not delivery. Please provide evidence of receipt of appraisal by borrower.

Seller Comment (2024-09-10): proof of receipt of appraisal was provided please review

Reviewer Comment (2024-09-06): Acknowledgment of receipt of appraisal report provide signed at closing states both appraisal received by borrower and appraisal right waived and is not a valid document to verify proof of delivery of appraisal.  Exception remains as an EV2.

Seller Comment (2024-08-30): document provided please review
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109190		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The business used for income qualification has not been in operation for two years as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-28): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109190	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The business used for income qualification has not been in operation for two years as required by guidelines. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-09-17): Docs provided. System Cleared.

Seller Comment (2024-09-09): Please see attached 1003/1008 without business funds

Reviewer Comment (2024-09-05): Funds from business account XXXX XXXX is considered in final 1003, if funds from business account are not used for closing or reserves require updated 1003 & 1008 where the business funds account not considered. Exception remains

Seller Comment (2024-08-30): DNC.  Loan had exception already granted for using a business than had been operating for less than two years.  Compensating factors - borrower Shawn has a history of restaurant ownership.  0x30 on all mortgages going back to XXXX, 27.5 DTI, FICO of 742 is 82 points over minimum.  Note: business funds were not used.  Please see attached exception approval from file.
																			XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109190	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The business used for income qualification has not been in operation for two years as required by guidelines. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-09-17): Docs provided. System Cleared.

Seller Comment (2024-09-09): Please see attached 1003/1008 without business funds

Reviewer Comment (2024-09-05): Funds from business account XXXX is considered in final 1003, if funds from business account are not used for closing or reserves require updated 1003 & 1008 where the business funds account not considered. Exception remains

Seller Comment (2024-08-30): DNC.  Loan had exception already granted for using a business than had been operating for less than two years.  Compensating factors - borrower Shawn has a history of restaurant ownership.  0x30 on all mortgages going back to XXXX, 27.5 DTI, FICO of 742 is 82 points over minimum.  Note: business funds were not used.  Please see attached exception approval from file.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109190	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The business used for income qualification has not been in operation for two years as required by guidelines. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-09-17): Docs provided. System Cleared.

Seller Comment (2024-09-09): Please see attached 1003/1008 without business funds

Reviewer Comment (2024-09-05): Funds from business account XXXX is considered in final 1003, if funds from business account are not used for closing or reserves require updated 1003 & 1008 where the business funds account not considered. Exception remains

Seller Comment (2024-08-30): Do not concur.  Business funds were not used for transaction.  Borrower has XXXX).  Borrower cashed out their retirement and deposited it in XXXX account, see attached documentation from file.   Cash to close per CD is XXXX64 which more than covers required reserves.  Since business funds were not used no CPA letter or cash flow analysis for this purpose is required.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109190	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-09-10): Received Post dated 1003 and 1008 showing business acct #XXXX is not using for reserve and closing, so we not required the CPA or cash flow analysis for the same, Exception cleared.

Seller Comment (2024-09-09): Please see attached 1003/1008 without business funds

Reviewer Comment (2024-09-05): Funds from business account XXXX is considered in final 1003, if funds from business account are not used for closing or reserves require updated 1003 & 1008 where the business funds account not considered. Exception remains

Seller Comment (2024-08-30): Do not concur.  Business funds were not used for transaction.  Borrower has $XXXX Borrower cashed out their retirement and deposited it in XXXX account, see attached documentation from file.   Cash to close per CD isXXXX4 which more than covers required reserves.  Since business funds were not used no CPA letter or cash flow analysis for this purpose is required.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109190	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-09-10): Received Post dated 1003 and 1008 showing business acct #XXXX is not using for reserve and closing, so we not required the CPA or cash flow analysis for the same, Exception cleared.

Seller Comment (2024-09-09): Please see attached 1003/1008 without business funds

Reviewer Comment (2024-09-05): Funds from business account XXXX is considered in final 1003, if funds from business account are not used for closing or reserves require updated 1003 & 1008 where the business funds account not considered. Exception remains

Seller Comment (2024-08-30): Do not concur.  Business funds were not used for transaction.  Borrower has $XXXX).  Borrower cashed out their retirement and deposited it in XXXX account, see attached documentation from file.   Cash to close per CD is XXXX which more than covers required reserves.  Since business funds were not used no CPA letter or cash flow analysis for this purpose is required.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109449		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		2-4 Unit Property with 2 of the 4 Units having less than XXXX sq ft which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-08): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109449		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrowing entity's ownership is a trust. Guidelines do not allow for a layered entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors. Seller Comment (2024-09-20): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109452		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-09-13): E-Sign Consent Agreement received & associated. Exception cleared. Seller Comment (2024-09-12): (Rate Lock) doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109452		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of the existence of the borrower's business within 10 business days of the note was not provided.				Reviewer Comment (2024-09-13): Verification of the existence of the business within 10 business days of the note is received & associated. Exception cleared. Seller Comment (2024-09-12): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109452		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to verification of the existence of the borrower's business within 10 business days of the note was not provided.				Reviewer Comment (2024-09-13): Verification of the existence of the business within 10 business days of the note is received & associated. Exception cleared. Seller Comment (2024-09-12): (Rate Lock) VOE provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109452		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verification of the existence of the borrower's business within 10 business days of the note was not provided.				Reviewer Comment (2024-09-13): Verification of the existence of the business within 10 business days of the note is received & associated. Exception cleared. Seller Comment (2024-09-12): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109452		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Verification of the existence of the borrower's business within 10 business days of the note was not provided.				Reviewer Comment (2024-09-13): Verification of the existence of the business within 10 business days of the note is received & associated. Exception cleared. Seller Comment (2024-09-12): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109452		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The business bank statements in file reflect multiple NSFs and the loan does not fit parameters of <65% LTV and 24 months reserves as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower on job 5+ years. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-09-08): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109419		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Insurance reflects a coverage shortfall amount of $XXXX				Reviewer Comment (2024-09-03): Replacement cost estimator document received. Details verified and updated. Exception cleared. Seller Comment (2024-08-30): (Rate Lock) RCE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109419		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-23): Received Business entity listing and lender's VVOE. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) VOE provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109419		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-23): Received Business entity listing and lender's VVOE. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109419		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-23): Received Business entity listing and lender's VVOE. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109419		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-23): Received Business entity listing and lender's VVOE. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109419		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-23): Received Business entity listing and lender's VVOE. Exception cleared. Seller Comment (2024-08-22): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109191		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for rural properties are not allowed on investment transactions.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	MI	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109191		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2024-10-03): Lender acknowledges			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	MI	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109222		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title Policy is within CA and does not reflect a coverage amount (no Final Title Policy in file). Unable to determine if appropriate coverage is provided				Reviewer Comment (2024-08-29): Supplemental Title provided exception cleared Seller Comment (2024-08-28): document provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109222	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient. Coverage shortfall $XXXX. Provide updated Hazard Insurance Policy with Dwelling Coverage of at least $XXXX	Reviewer Comment (2024-09-13): New policy provided and suffice the shortfall. Exception cleared

Seller Comment (2024-09-11): New coverage provided please review

Reviewer Comment (2024-08-29): Provided Replacement cost updated coverage shortfall ofXXXX require additional coverage to cover short fall Exception remains

Seller Comment (2024-08-28): supplemental HOI provided please review

Reviewer Comment (2024-08-26): Provided replacement cost estimator is already available in the file. Please Provide updated Hazard Insurance Policy with Dwelling Coverage covering shortfall $XXXX

Seller Comment (2024-08-23): RCE provided please review
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109443		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX Insurance Verification	Evidence of the Hazard Insurance for REO property XXXXis missing from the loan file.				Reviewer Comment (2024-09-23): Master insurance policy for REO XXXX received on file. Exception Cleared. Seller Comment (2024-09-20): (Rate Lock) HOI provided Reviewer Comment (2024-09-09): Document provided confirms the premium amount paid, however unable to verify the policy duration therefore exception remains. Seller Comment (2024-09-05): (Rate Lock) Proof of HOI premium provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109443		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a verification of the Borrower's business within 10 business days of the closing as required by guidelines. Evidence of the Hazard Insurance for REO property XXXX is missing from the loan file.				Reviewer Comment (2024-09-23): Master insurance policy for REO XXXX received on file. Exception Cleared. Seller Comment (2024-09-20): (Rate Lock) HOI provided Reviewer Comment (2024-09-18): VVOE received. Hazard for Investment property still required as payment receipt does not state policy duration (annual, semi-annual, etc). Seller Comment (2024-09-15): (Rate Lock) VOE within 10 business days provided Seller Comment (2024-09-05): (Rate Lock) Proof of HOI premium provided Seller Comment (2024-09-05): (Rate Lock) VOE provided within 10 business days and is acceptable per guidelines.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109443		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a verification of the Borrower's business within 10 business days of the closing as required by guidelines. Evidence of the Hazard Insurance for REO property XXXX is missing from the loan file.				Reviewer Comment (2024-09-23): Master insurance policy for REO XXXX received on file. Exception Cleared. Seller Comment (2024-09-20): (Rate Lock) HOI provided Reviewer Comment (2024-09-18): VVOE received. Hazard for Investment property still required as payment receipt does not state policy duration (annual, semi-annual, etc). Seller Comment (2024-09-15): (Rate Lock) VOE within 10 business days provided Seller Comment (2024-09-05): (Rate Lock) Proof of HOI premium provided Seller Comment (2024-09-05): (Rate Lock) VOE provided within 10 business days and is acceptable per guidelines.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109443		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a verification of the Borrower's business within 10 business days of the closing as required by guidelines. Evidence of the Hazard Insurance for REO property XXXX is missing from the loan file.				Reviewer Comment (2024-09-23): Master insurance policy for REO XXXX received on file. Exception Cleared. Seller Comment (2024-09-20): (Rate Lock) HOI provided Reviewer Comment (2024-09-18): VVOE received. Hazard for Investment property still required as payment receipt does not state policy duration (annual, semi-annual, etc). Seller Comment (2024-09-15): (Rate Lock) VOE within 10 business days provided Seller Comment (2024-09-05): (Rate Lock) Proof of HOI premium provided Seller Comment (2024-09-05): (Rate Lock) VOE provided within 10 business days and is acceptable per guidelines.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109443	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not contain a verification of the Borrower's business within 10 business days of the closing as required by guidelines. Evidence of the Hazard Insurance for REO property XXXX is missing from the loan file.	Reviewer Comment (2024-09-23): Master insurance policy for REO XXXX received on file. Exception Cleared.

Seller Comment (2024-09-20): (Rate Lock) HOI provided

Reviewer Comment (2024-09-18): VVOE received. Hazard for Investment property still required as payment receipt does not state policy duration (annual, semi-annual, etc).

Seller Comment (2024-09-15): (Rate Lock) VOE within 10 business days provided

Reviewer Comment (2024-09-09): VVOE is required exception remains.

Seller Comment (2024-09-05): (Rate Lock) Proof of HOI premium provided

Seller Comment (2024-09-05): (Rate Lock) VOE provided within 10 business days and is acceptable per guidelines.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109457		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-20): XXXX received LOA to remove document(s) XXXX estimated to be provided on XXXX, from testing as not provided to the borrower Seller Comment (2024-08-20): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109457		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	The Closing Disclosure is question does not contain an issue date and appears to be incomplete.				Reviewer Comment (2024-08-21): XXXX received LOA to remove document(s) XXXX estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-20): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109224		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Debt to Income Ratio is more than 45% and Residual income worksheet is missing.				Reviewer Comment (2024-09-17): Sheet provided. Seller Comment (2024-09-16): Residual Income Worksheet has been provided.	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	NY	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109224		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-11): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	NY	Primary	Purchase	Final CD evidences Cure	D	A	D	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109224		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2024-09-17): Comment clear Exception. Seller Comment (2024-09-13): The appraiser's name and license have been verified with both the XXXX was disclosed on the loan application as an investment property.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109458		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided		Missing Comparable Rent Schedule on the subject property.				Reviewer Comment (2024-09-11): 1007 Rent Comparison Schedule provided for subject property XXXX Seller Comment (2024-09-10): (Rate Lock) 1007 provided Reviewer Comment (2024-08-30): Provided document is 1004, it does not have comparable rent schedule (1007). Exception remains. Seller Comment (2024-08-30): (Rate Lock) Transferred 1007 with rent of $XXXX a month provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109458		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan has an assigned purchase contract.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 0X30X36 housing history	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors. Seller Comment (2024-09-10): (Rate Lock) Exception provided Reviewer Comment (2024-08-29): Please provide additional compensating factors as listed credit score does not meet the guideline requirements for an escrow waiver.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109458		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for DSCR score under 1.00 at 0.826.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 0X30X36 housing history	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors. Seller Comment (2024-09-10): (Rate Lock) Exception provided Reviewer Comment (2024-08-29): Please provide additional compensating factors as listed credit score does not meet the guideline requirements for an escrow waiver.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109458		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 691 is less than Guideline representative FICO score of 720.	An Escrow waiver requires a credit score of 720.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. 0X30X36 housing history	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors. Seller Comment (2024-09-10): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109388		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX,XXXX is less than the note amount of $XXXX.00 based on the Commitment in file.					Reviewer Comment (2024-09-06): Waived per client request. Seller Comment (2024-08-30): (Rate Lock) Accept to proceed with the EV2 as is and waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109388	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-09-19): XXXX received additional information and Screen Print confirming the pricing change due to the LTV change and change in borrower eligibility for a valid changed circumstance.

Seller Comment (2024-09-18): (Rate Lock) CIC provided. Our pricing is correct.

Reviewer Comment (2024-09-16): XXXX received rebuttal, however loan amount change % is not propionate to % of lender credit change. however we require additional information as though an LTV XXXX change, the information did not state that there was a pricing/product/program change. Please provide additional supporting document to verify the pricing changed or cure is required.

Seller Comment (2024-09-12): (Rate Lock) Please confirm what the proportionate pricing would be.

Reviewer Comment (2024-09-12): XXXX received COC with additional information, however in case when loan amount change the lender credit change should be proportionate to the loan amount change, and if change is not proportionate there should be additional information that explains change in borrower eligibility change such as did not qualify for current product, or DTI increased or FICO score decreased. Though an LTV XXXX change, the information did not state that there was a pricing/product/program change. Provide supporting document with additional information for pricing decreased or Cure would be due to borrower.

Seller Comment (2024-09-11): (Rate Lock) CIC shows correct pricing. Please clear.

Reviewer Comment (2024-09-06): XXXX received rebuttal comment and Changed Circumstance.  However, Loan Amount change is not valid reason for the pricing decrease and lender credit decrease as the lender credit did not decrease proportionately with the loan amount decrease.  Please provide additional information with supporting documents to support a valid changed circumstance reason for the pricing decrease.

Seller Comment (2024-09-05): (Rate Lock) The change in LA indicates the pricing changed. There would be no change in pricing without the change in LA. This is sufficient please clear.

Reviewer Comment (2024-09-05): XXXX received rebuttal, however the COC doesn't provide any information regarding pricing change. Please provide information/supporting documentation as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Seller Comment (2024-09-04): (Rate Lock) The CIC clearly states the change in pricing is due to the change in LA. The lender was made aware XXXX and re-disclosed XXXX. This is a sufficient CIC and no cure needed.

Reviewer Comment (2024-09-03): XXXX received COC for increase in loan amount. Though an LTV XXXX change, the information did not state that there was a pricing/product/program change. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Seller Comment (2024-08-31): (Rate Lock) CIC shows change in pricing causing change in credit.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109388		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet the minimum tradeline requirements per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job 5+ years. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-28): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109388		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The business bank statements used for income reflect multiple business overdrafts and the loan does meet guideline parameters required when excessive NSFs are present.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job 5+ years. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-28): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109388		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The provided CPA letter in file is not dated.				Reviewer Comment (2024-08-30): CPA Letter received and associated. Exception Cleared. Seller Comment (2024-08-30): (Rate Lock) Dated CPA letter provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109388		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The provided CPA letter in file is not dated.				Reviewer Comment (2024-08-30): CPA Letter received and associated. Exception Cleared. Seller Comment (2024-08-30): (Rate Lock) Dated CPA letter provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109388		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The provided CPA letter in file is not dated.				Reviewer Comment (2024-08-30): CPA Letter received and associated. Exception Cleared. Seller Comment (2024-08-30): (Rate Lock) Dated CPA letter provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109388		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The provided CPA letter in file is not dated.				Reviewer Comment (2024-08-30): CPA Letter received and associated. Exception Cleared. Seller Comment (2024-08-30): (Rate Lock) Dated CPA letter provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109388		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Letter	The provided CPA letter in file is not dated.				Reviewer Comment (2024-08-30): CPA Letter received and associated. Exception Cleared. Seller Comment (2024-08-30): (Rate Lock) Dated CPA letter provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109462		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-09-06): Appraisal Delivery information document received and updated. Exception Cleared. Seller Comment (2024-09-04): (Rate Lock) Proof borrower received the appraisalXXXX	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109462		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.98076% or Final Disclosure APR of 9.00900% is equal to or greater than the threshold of APOR 6.80% + 1.5%, or 8.30000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.98076% or Final Disclosure APR of 9.00900% is equal to or greater than the threshold of APOR 6.80% + 1.5%, or 8.30000%.				Reviewer Comment (2024-09-06): Appraisal Delivery information document received and updated. Exception Cleared. Seller Comment (2024-09-04): (Rate Lock) Proof borrower received the appraisal XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109462		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification of appraisal delivery to borrower within 3 business days prior to closing was not provided in file.				Reviewer Comment (2024-09-06): Appraisal Delivery information document received and updated. Exception Cleared. Seller Comment (2024-09-04): (Rate Lock) Proof borrower received the appraisalXXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109462		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-06): Third Party Verification of Employment document received and associated. Exception Cleared. Seller Comment (2024-09-04): (Rate Lock) VOE provided within 10 business days of closing.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109462		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-06): Third party Verification of employment document received in file and associated. Exception Cleared. Seller Comment (2024-09-04): (Rate Lock) VOE provided within 10 business days of closing.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109462		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-06): Third Party Verification of Employment document received and associated. Exception Cleared. Seller Comment (2024-09-04): (Rate Lock) VOE provided within 10 business days of closing.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109462		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-06): Third party Verification of employment document received in file and associated. Exception Cleared. Seller Comment (2024-09-04): (Rate Lock) VOE provided within 10 business days of closing.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109462		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-06): Third party Verification of employment document received in file and associated. Exception Cleared. Seller Comment (2024-09-04): (Rate Lock) VOE provided within 10 business days of closing.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109463		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations. (Initial/XXXX)	Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures.				Reviewer Comment (2024-09-16): XXXX received earliest e-consent datedXXXX Seller Comment (2024-09-13): (Rate Lock) Borrower e-consented same day as LE.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109463		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Multiple NSF requirement when multiple business overdrafts are present, 85% LTV when max is 75% LTV, DTI <35% and subject DTI is at 37%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Time on job 5+ years. Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-09-11): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CO	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109446		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Borrower has 7 overdraft fees within the last year and only 2 in last three months.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >XXXX. DTI is at least 10% <guideline maximum. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-20): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109446	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	A survey fee in the amount of XXXX was added without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-08-27): XXXX received attestation suffice.

Seller Comment (2024-08-24): (Rate Lock) LOE provided that is sufficient for the file that no cure is needed.

Reviewer Comment (2024-08-23): XXXX is unable to determine from the file whether the lender or title company requried the survey.  If the lender required the survey fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Seller Comment (2024-08-21): (Rate Lock) The initial LE disclosed the Title Survey Fee of $XXXX. The fee has remained in 'Fees you can shop for' for the same amount. These are the same fees and does not require a cure.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109446		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing an AIR cert for the appraisal in the loan file as it is not in the name of the current lender.				Reviewer Comment (2024-09-18): XXXX cert provided as required by guidelines, exception cleared. Seller Comment (2024-09-12): (Rate Lock) Transfer letter not required, XXXX cert provided. Reviewer Comment (2024-09-06): Still missing appraisal transfer letter and XXXX certificate. Seller Comment (2024-08-28): (Rate Lock) XXXX Cert equivalent confirming the appraiser complied with the independence rules.	XXXX			1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109446		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Excessive NSFs.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >XXXX. DTI is at least 10% <guideline maximum. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-26): Lender Exception with Compensating Factors.			XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109428		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The crime/fidelity bond policy is not at least the sum of 3 months of assessment dues as required by guidelines. The HOA has XXXX in employee dishonesty and XXXX in Crime Conviction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job for 5+ years. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NM	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109428		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The crime/fidelity bond policy is not at least the sum of 3 months of assessment dues as required by guidelines. The HOA has XXXX in employee dishonesty and XXXX in Crime Conviction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job for 5+ years. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NM	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109428		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2024-08-27): As per Final 1003 and received response account#XXXX funds not used in file for asset requirement, hence CPA letter not require. Exception Cleared. Seller Comment (2024-08-24): (Rate Lock) We're not using his business account as assets for the transaction. Please clear.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NM	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109185		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report missing from file.				Reviewer Comment (2024-09-19): Fraud Report received and updated exception cleared Seller Comment (2024-09-17): XXXX report provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109185		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations. (Initial/XXXX)	Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures.				Reviewer Comment (2024-09-19): XXXX received updated E-sign Consent agreement with eConsent accepted by borrower on XXXX. Seller Comment (2024-09-18): e consent provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109185		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure (XXXX) not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-09-18): XXXX received initial CD along with borrower evidence. Seller Comment (2024-09-17): proof of delivery provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109249		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		A signed and dated Initial 1003 is missing from the loan file.				Reviewer Comment (2024-09-06): Initial 1009 provided Seller Comment (2024-09-03): Initial 1003 e-signed by borrowers	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109275		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is blank.				Reviewer Comment (2024-09-20): Lender acknowledged and elected to waive. Seller Comment (2024-09-15): (Rate Lock) Accept the EV2 and elect to waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109275		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has worked as a XXXX for six years, but only became 1099 in XXXX of XXXX (< 2 year SE history).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income is >XXXX. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109275		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1x30x12 on REO property when 0x30x12 is required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income is >XXXX. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109275		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the Borrower has been self employed for two years, CPA letter is missing to verify expense factor and 10% expense factor used when minimum is 15%, Borrower was 1x30x12 and missing CPA letter or cash flow analysis for use of business assets for cash to close/reserves.				Reviewer Comment (2024-09-25): Lender exception with compensating factors, system cleared. Seller Comment (2024-09-24): (Rate Lock) CFA provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109275		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Borrower has been self employed for two years, CPA letter is missing to verify expense factor and 10% expense factor used when minimum is 15%, Borrower was 1x30x12 and missing CPA letter or cash flow analysis for use of business assets for cash to close/reserves.				Reviewer Comment (2024-09-25): Lender exception with compensating factors, system cleared. Seller Comment (2024-09-24): (Rate Lock) CFA provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109275		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the Borrower has been self employed for two years, CPA letter is missing to verify expense factor and 10% expense factor used when minimum is 15%, Borrower was 1x30x12 and missing CPA letter or cash flow analysis for use of business assets for cash to close/reserves.				Reviewer Comment (2024-09-25): Lender exception with compensating factors, system cleared. Seller Comment (2024-09-24): (Rate Lock) CFA provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109275		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing a CPA letter or cash flow analysis for use of business assets for cash to close/reserves.				Reviewer Comment (2024-09-25): Document provided, exception cleared. Seller Comment (2024-09-24): (Rate Lock) CFA provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109275		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document the Borrower has been self employed for two years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income is >XXXX. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-25): Lender exception with compensating factors. Seller Comment (2024-09-24): (Rate Lock) CFA provided Seller Comment (2024-09-24): (Rate Lock) Again, this is invalid . See LOE with guideline snippet (page 16). Reviewer Comment (2024-09-20): Exception for self employment < 2 years in file. Loan is a bank statement loan and requires CPA or Tax Preparer to verify expense ratio and minimum is 15%. Seller Comment (2024-09-18): (Rate Lock) Approval for 2 years was already accepted; as for expense factor, per guidelines page 16 a 1099s expense factor is 10%. Please clear.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109275		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower was 1x30x12 and guidelines required 0x30x12.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income is >XXXX. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109275		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Letter	CPA letter is missing to verify expense factor and 10% expense factor used when minimum is 15%.				Reviewer Comment (2024-09-25): Exception cleared. Seller Comment (2024-09-24): (Rate Lock) CFA provided Seller Comment (2024-09-24): (Rate Lock) Again, this is invalid . See LOE with guideline snippet (page 16). Reviewer Comment (2024-09-20): Exception for self employment < 2 years in file. Loan is a bank statement loan and requires CPA or Tax Preparer to verify expense ratio and minimum is 15%. Seller Comment (2024-09-18): (Rate Lock) Approval for 2 years was already accepted; as for expense factor, per guidelines page 16 a 1099s expense factor is 10%. Please clear.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109275		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file is missing a CPA letter or cash flow analysis for use of business assets for cash to close/reserves.				Reviewer Comment (2024-09-25): Cash flow analysis provided. Seller Comment (2024-09-24): (Rate Lock) CFA provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109398		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or $XXXX.00. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or $XXXX.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-29): XXXX received Letter of Explanation, Payment History and Corrected PCCD. Seller Comment (2024-08-27): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109398		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a CPA letter or equivalent documentation to verify the Borrower's ownership in the business used for qualification. The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-26): Documents received, system cleared. Seller Comment (2024-08-22): (Rate Lock) VOE 9 business days provided showing active	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	AZ	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109398		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a CPA letter or equivalent documentation to verify the Borrower's ownership in the business used for qualification. The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-26): Documents received, system cleared. Seller Comment (2024-08-22): (Rate Lock) VOE 9 business days provided showing active	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109398		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a CPA letter or equivalent documentation to verify the Borrower's ownership in the business used for qualification. The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-26): Documents received, system cleared. Seller Comment (2024-08-22): (Rate Lock) VOE 9 business days provided showing active	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109398		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a CPA letter or equivalent documentation to verify the Borrower's ownership in the business used for qualification. The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-26): Documents received, system cleared. Reviewer Comment (2024-08-23): VOE confirms Website used to verify XXXX on XXXXX24 confirms business is active. File is still missing CPA letter or equivalent documentation to verify the Borrower's ownership. Exception remains. Seller Comment (2024-08-22): (Rate Lock) VOE 9 business days provided showing active	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109398		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Andrew Sole CPA Letter, Third Party Verification	The loan file is missing a CPA letter or equivalent documentation to verify the Borrower's ownership in the business used for qualification. The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-08-26): Documents received, system cleared. Reviewer Comment (2024-08-23): VOE confirms Website used to verify XXXX on XXXX confirms business is active. File is still missing CPA letter or equivalent documentation to verify the Borrower's ownership. Exception remains. Seller Comment (2024-08-22): (Rate Lock) VOE 9 business days provided showing active	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109465	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Letter, Third Party Verification	Missing verification borrower is minimum 25% owner of business and verification of business existence within 10 business days of closing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >XXXX.	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.

Reviewer Comment (2024-09-23): VVOE exception in file. Cleared percent ownership. Lender Exception with Compensating Factors.

Seller Comment (2024-09-21): (Rate Lock) As previously provided, the SOS search shows both as governors with no other people listed. Governors are members, therefore this confirms they are the only owners. Please clear.

Reviewer Comment (2024-09-20): Operating Agreement received forXXXX

Reviewer Comment (2024-09-20): EXCEPTION HISTORY - Exception Explanation was updated on XXXXXX PRIOR Exception Explanation: Account Statements - Business, CPA Letter, Third Party Verification

Seller Comment (2024-09-20): (Rate Lock) Proof the borrowers each have 50% interest in the LLC in which they are vested per guidelines.

Reviewer Comment (2024-09-19): Exception provided for VVOE, still missing verification Borrower is minimum 25% ownership of business. Ownership %s not reflected on documents provided.

Seller Comment (2024-09-18): (Rate Lock) Exception for VOE provided and doc showing both borrowers as govenors of the business.

Reviewer Comment (2024-09-13): Missing Business ownership and Business existence documents. Exception remains.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	WA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109465		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Missing 12 months bank statements for the business account ending in #XXXX				Reviewer Comment (2024-09-13): 12 month bank statement received .Exception Cleared. Seller Comment (2024-09-12): (Rate Lock) Stmt provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109465	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing 12 months bank statements for the business account ending in #XXXX, verification borrower is minimum 25% owner of business and verification of business existence within 10 business days of closing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >XXXX.	XXXX	Reviewer Comment (2024-09-23): Lender Exception with Compensating Factors.

Reviewer Comment (2024-09-23): VVOE exception in file. Cleared percent ownership. Lender Exception with Compensating Factors.

Seller Comment (2024-09-21): (Rate Lock) As previously provided, the SOS search shows both as governors with no other people listed. Governors are members, therefore this confirms they are the only owners. Please clear.

Reviewer Comment (2024-09-20): Operating Agreement received for XXXX.

Seller Comment (2024-09-20): (Rate Lock) Proof the borrowers each have 50% interest in the LLC in which they are vested per guidelines.

Reviewer Comment (2024-09-19): Exception provided for VVOE, still missing verification Borrower is minimum 25% ownership of business. Ownership %s not reflected on documents provided.

Seller Comment (2024-09-18): (Rate Lock) Exception for VOE provided and doc showing both borrowers as govenors of the business.

Reviewer Comment (2024-09-13): Missing Business ownership and Business existence documents. Exception remains.

Seller Comment (2024-09-12): (Rate Lock) Stmt provided
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	WA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109465		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 127.97660% exceeds Guideline total debt ratio of 50.00000%.	Borrower has been qualified with income $XXXX due to the business bank statements for account ending in XXXX missing from file. The resulting DTI increased to 127.97660%.				Reviewer Comment (2024-09-13): 12 month bank statement received after updating income DTI is within acceptable limit .Exception Cleared. Seller Comment (2024-09-12): (Rate Lock) Stmt provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109465		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of $-XXXX is less than AUS required disposable income of $XXXX	Missing Bank statements for the business account ending in #XXXX which resulted in the borrower's residual income of -XXXXwhich falls short of the guideline requirement of XXXX				Reviewer Comment (2024-09-13): 12 month bank statement received after updating income DTI is within acceptable limit .Exception Cleared. Seller Comment (2024-09-12): (Rate Lock) Stmt provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109403		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Disaster Inspection Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109276		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2024-09-13): E-Sign Consent Agreement document is received and verified. Exception Cleared. Seller Comment (2024-09-11): (Rate Lock) Doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109276	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file does not document a 12 month rental payment history per lease in file and required by guidelines.	Reviewer Comment (2024-09-25): Corrected 1003 provided reflecting correct apt #9 for both borrowers. Exception cleared

Seller Comment (2024-09-25): (Rate Lock) Please clear this condition

Reviewer Comment (2024-09-13): Housing history updated for Co-borrower XXXXas Bank statement and lease agreement received shows rent payment for XXXX only . Unable to identify whether amount deducted from bank statement is for combine XXXXvide lease agreement for XXXXor Letter of Explanation stating rent are of combine apt or correct 1003 which shows aXXXXor primary borrower .Exception remains

Seller Comment (2024-09-11): (Rate Lock) All docs provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109276		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing. The CPA letter in file is not dated that was used for income verification. The loan file does not document a 12 month housing rental payment history.				Reviewer Comment (2024-09-25): VOR documentation provided, system cleared. Seller Comment (2024-09-24): (Rate Lock) correct 1003 provided Reviewer Comment (2024-09-13): Housing history updated for Co-borrower XXXX XXXX as Bank statement and lease agreement received shows rent payment for XXXX Unable to identify whether amount deducted from bank statement is for combine AXXXXProvide lease agreement for XXXXor Letter of Explanation stating rent are of combine apt or correct 1003 which showsXXXXr primary borrower .Exception remains Seller Comment (2024-09-11): (Rate Lock) All docs provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109276		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the business used for income qualification within 10 business days of closing. The CPA letter in file is not dated that was used for income verification. The loan file does not document a 12 month housing rental payment history.				Reviewer Comment (2024-09-13): CPA letter received is signed and dated within 10 business days of closing .Exception cleared Seller Comment (2024-09-11): (Rate Lock) All docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109276	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing. The CPA letter in file is not dated that was used for income verification. The loan file does not document a 12 month housing rental payment history.	Reviewer Comment (2024-09-13): Housing history updated for Co-borrower XXXX XXXX as Bank statement and lease agreement received shows rent payment for XXXXonly . Unable to identify whether amount deducted from bank statement is for combine XXXX Provide lease agreement for XXXX or Letter of Explanation stating rent are of combine apt or correct 1003 which showsXXXXprimary borrower .and CPA letter received is signed and dated within 10 business days of closing .Exception cleared

Reviewer Comment (2024-09-13): Housing history updated for Co-borrower XXXX XXXX as Bank statement and lease agreement received shows rent payment for XXXX only . Unable to identify whether amount deducted from bank statement is for combine XXXX. Provide lease agreement for XXXXor Letter of Explanation stating rent are of combine apt or correct 1003 which shows XXXX for primary borrower .Exception remains

Seller Comment (2024-09-11): (Rate Lock) All docs provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109276		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the business used for income qualification within 10 business days of closing. The CPA letter in file is not dated that was used for income verification.				Reviewer Comment (2024-09-13): CPA letter received is signed and dated within 10 business days of closing .Exception cleared Seller Comment (2024-09-11): (Rate Lock) All docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109276		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Harjinder XXXX Third Party Verification	The loan file is missing a verification of the business used for income qualification within 10 business days of closing. The CPA letter in file is not dated that was used for income verification.				Reviewer Comment (2024-09-13): CPA letter received is signed and dated within 10 business days of closing .Exception cleared Seller Comment (2024-09-11): (Rate Lock) All docs provided Seller Comment (2024-09-11): (Rate Lock) CPA letter is dated XXXX/24 next to CPA signature. Also states the business is active and is sufficient for the VOE.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109276	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	The loan file does not document a 12 month housing rental payment history.	Reviewer Comment (2024-09-25): Corrected 1003 provided.

Seller Comment (2024-09-24): (Rate Lock) correct 1003 provided

Reviewer Comment (2024-09-13): Housing history updated for Co-borrower XXXX as Bank statement and lease agreement received shows rent payment for 1XXXXonly . Unable to identify whether amount deducted from bank statement is for combineXXXX Provide lease agreement for 1XXXX XXXX Letter of Explanation stating rent are of combine apt or correct 1003 which shXXXXrimary borrower .Exception remains

Seller Comment (2024-09-11): (Rate Lock) All docs provided

Seller Comment (2024-09-11): (Rate Lock) CPA letter is dated XXXX/24 next to CPA signature. Also states the business is active and is sufficient for the VOE.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109276		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Unable to determine if there are any guideline deficiencies which could result in a risk to the borrower's ability to repay due to missing information.	The CPA letter in file is not dated that was used for income verification.				Reviewer Comment (2024-09-13): CPA letter received is signed and dated within 10 business days of closing .Exception cleared	XXXX			1		A		A		A		A		A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109276		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Housing history updated for Co-borrower XXXX XXXX as Bank statement and lease agreement received shows rent payment for XXXXonly . Unable to identify whether amount deducted from bank statement is for combine XXXX Provide lease agreement for XXXX or Letter of Explanation stating rent are of combine apt or correct 1003 which shows apt 9 primary borrower .Exception remains				Reviewer Comment (2024-09-25): VOR documentation provided, system cleared. Seller Comment (2024-09-24): (Rate Lock) correct 1003 provided	XXXX			1		A		A		A		A		A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109456		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX					Reviewer Comment (2024-09-04): Hazard insurance is covering disbursement date. Seller Comment (2024-09-03): (Rate Lock) Please clear. This is acceptable.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109227		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The Residual Income Worksheet was not located within the loan file.				Reviewer Comment (2024-09-13): Received Residual Income Worksheet, Exception cleared. Seller Comment (2024-09-12): Provided residual income worksheet	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	CA	Investment	Purchase		D	A	D	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109227		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Evidence the Borrower received the appraisal at or prior to closing is missing from the loan file.				Reviewer Comment (2024-09-17): Documents provided. Seller Comment (2024-09-16): See valuation document tracking.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		D	A	D	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109321		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		Provided PUD Rider is missing pages with Borrowers signature.				Reviewer Comment (2024-09-10): Received PUD rider. Exception Cleared Seller Comment (2024-09-10): (Rate Lock) recorded DOT provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109321		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-09-18): Client elects to waive. Seller Comment (2024-09-09): (Rate Lock) Accept to proceed with the EV2 as is and wish to waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109321		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-05): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109321		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 89.99953% exceeds Guideline loan to value percentage of 85.00000%.	Lender approved exception for LTV to 90% on a Second Home Purchase.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 716 FICO	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109321		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 89.99953% exceeds Guideline combined loan to value percentage of 85.00000%.	Lender approved exception for LTV to 90% on a Second Home Purchase	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 716 FICO	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109321		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender approved exception for LTV to 90% on a Second Home Purchase.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 716 FICO	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109257		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-08-16): Documentation provided. System Cleared.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109257		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Insurance Binder reflects a shortfall in the coverage in the amount of $XXXX				Reviewer Comment (2024-08-16): Documentation provided. System Cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109216		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Insurance coverage within the loan file reflects a shortfall in the amount of $XXXX				Reviewer Comment (2024-08-21): Replacement cost estimator document provided. Exception cleared Seller Comment (2024-08-20): RCE provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109216		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-08-22): Documents received, system cleared. Seller Comment (2024-08-19): receipt of appraisal provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	AZ	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109216		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender requested exception for LTV to 80% on a Rural Property when 75% is a maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-22): Lender Exception with Compensating Factors. Seller Comment (2024-08-22): Please escalate. Per email submitted, exception was not able to be submitted the usual way as loan was not locked yet. Reviewer Comment (2024-08-21): Approval is not granted on provided lender exception document. Exception remains Seller Comment (2024-08-20): Please see exception request and approval (via email) for this issue.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109216		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender requested exception for LTV to 80% on a Rural Property when 75% is a maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-22): Lender Exception with Compensating Factors. Seller Comment (2024-08-22): Please escalate. Per email submitted, exception was not able to be submitted the usual way as loan was not locked yet. Reviewer Comment (2024-08-21): Approval is not granted on provided lender exception document. Exception remains Seller Comment (2024-08-20): Please see exception request and approval (via email) for this issue.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109216		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender requested exception for LTV to 80% on a Rural Property when 75% is a maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-22): Lender Exception with Compensating Factors. Seller Comment (2024-08-22): Please escalate. Per email submitted, exception was not able to be submitted the usual way as loan was not locked yet. Reviewer Comment (2024-08-21): Approval is not granted on provided lender exception document. Exception remains Seller Comment (2024-08-20): Please see exception request and approval (via email) for this issue.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109468		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-09-07): Waived per client request. Seller Comment (2024-09-03): (Rate Lock) Accept the EV2 as is and wish to waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109459		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2024-08-26): E-sign Consent Agreement received and associated. Exception cleared Seller Comment (2024-08-25): (Rate Lock) E-Consent provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109459	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Reviewer Comment (2024-08-28): XXXX received LOA to remove document(s) XXXX estimated to be provided on XXXX, from testing as not provided to the borrower.

Seller Comment (2024-08-27): (Rate Lock) LOE provided

Reviewer Comment (2024-08-27): XXXX received LOE that escrow CD with issue date was not sent however escrow CD have issue date but other information is missing. Documents ID XXXX is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID 80 was never provided to the borrower and XXXX will review for re-testing.

Seller Comment (2024-08-25): (Rate Lock) LOe provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109188		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report was not located within the loan file.				Reviewer Comment (2024-08-29): Fraud Report Provided and updated Exception cleared Seller Comment (2024-08-28): XXXX report provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109188		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement Estimator is required as coverage shortfall by $XXXX				Reviewer Comment (2024-08-29): Replacement Estimator provided and updated exception cleared Seller Comment (2024-08-28): RCE provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109188		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-09-26): Final title policy received and associated. Exception cleared.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109188		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title Policy amount is not given on Title Preliminary document.				Reviewer Comment (2024-09-26): Title policy amount updated from Final title policy. Exception cleared. Seller Comment (2024-09-25): Final title policy provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109188		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal three days prior to or at closing is missing from the loan file.				Reviewer Comment (2024-08-29): Appraisal Acknowledgement provided and updated exception cleared Seller Comment (2024-08-28): proof of the appraisal delivery to the borrower provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109188		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2024-09-06): proooof of appraisal delivered o borrower three business days prior to consummation date was provided. Seller Comment (2024-08-28): proof of the appraisal delivery to the borrower provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109188		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Tax Verification	Missing verification of property taxes for REO XXXX				Reviewer Comment (2024-08-28): Tax Certificate received & associated. Exception cleared. Seller Comment (2024-08-27): See attached Property Detail report used to verify property taxes for REO located at XXXX XXXX Attached document was located in the file and shows annual tax of XXXX (middle column on second page).	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109407		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure Issue Date Not Provided				Reviewer Comment (2024-08-27): XXXX received LOA to remove estimated to be provided on XXXX, from testing as not provided to the borrower.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109407		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $72.00 exceeds tolerance of $37.00. Insufficient or no cure was provided to the borrower. XXXX	The Credit Report increased to $XXXX from $XXXX without a valid change of circumstance. Insufficient or no cure provided to the borrower				Reviewer Comment (2024-08-27): XXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Seller Comment (2024-08-26): (Rate Lock) Cure applied at closing for $35. Please clear	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109407		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XXXX)	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/XXXX)				Reviewer Comment (2024-08-20): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	PA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109407		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains a mortgage pay history of XXXX0 however does reflect a property address or account holder. The property history report in file reflects prior primary residence has a mortgage attached to the property that is not being counted in the DTI. Please provide documentation that Borrower is not responsible for mortgage payment of prior primary residence.				Reviewer Comment (2024-08-26): Executed purchase Contract received, no contingencies, and additional 6 mo reserves for departure residence added. Seller Comment (2024-08-22): (Rate Lock) agreement for sale of home provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109407		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-08-27): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	PA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109467		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-09-16): E-Sign Consent Agreement received and updated. Exception Cleared. Seller Comment (2024-09-13): (Rate Lock) provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109467		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX HLPP Broker XXXXB Test	XXXX Home Loan (HB1322): Unable to determine if brokered mortgage loan has a tangible net benefit to the borrower due to missing prior loan information.					Reviewer Comment (2024-09-20): Disclosure and stmt provided. Seller Comment (2024-09-13): (Rate Lock) provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CO	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109467		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations. (Initial/XXXX)	Loan Estimate e-sign on XXXX on the same day of E-consent received.				Reviewer Comment (2024-09-18): XXXX received LOX for rebuttal response for the initial LE was sent via mail to the borrower. Seller Comment (2024-09-17): (Rate Lock) LOE provided	XXXX			1		A		A		A		A		A	XXXX	CO	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109473		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence of Access to Funds is missing in file for business account.				Reviewer Comment (2024-09-09): Received CPA letter for XXXX LLC, Exception Cleared. Seller Comment (2024-09-05): (Rate Lock) CPA and CFA provided for funds	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109473		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence of Access to Funds is missing in file for business account.				Reviewer Comment (2024-09-09): Received CPA letter for XXXX LLC, Exception Cleared. Seller Comment (2024-09-05): (Rate Lock) CPA and CFA provided for funds	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109435		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of $XXXX plus 10% or $XXXX0. Insufficient or no cure was provided to the borrower. (0)	Total amount of XXXX exceeds tolerance of $XXXX plus 10% or $XXXX0. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-08-29): XXXX received Letter of Explanation, Payment history and Corrected CD. Seller Comment (2024-08-29): (Rate Lock) PCCD and cure provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109435		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The loan file does not evidence receipt of the funds from the loan secured to property XXXX				Reviewer Comment (2024-08-29): Closing Disclosure document associated for Other liquid asset. Exception Cleared. Seller Comment (2024-08-29): (Rate Lock) No funds were brought from Home light transaction. All funds were from a cashiers check withdrawn for closing from XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109438		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title Policy is within CA and does not reflect a coverage amount (no Final Title Policy in file). Unable to determine if appropriate coverage is provided				Reviewer Comment (2024-08-26): Client elects to waive. Seller Comment (2024-08-24): (Rate Lock) Accept the EV2 as is and wish to proceed by waiving			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109416		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to DTI exceeding guideline maximum of 50%.				Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	GA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109416		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX0 exceeds tolerance of $XXXX Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-20): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-09-19): (Rate Lock) tracking shows shipped, please clear Reviewer Comment (2024-09-18): XXXX received corrected PCCD, LOE, Copy of refund check and shipping label. However, XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure. Seller Comment (2024-09-17): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109416		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.04405% exceeds Guideline total debt ratio of 50.00000%.	DTI of 57.9129% exceeds guideline maximum of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The refinance has decreased the borrower's monthly debt payments by 20% or more.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	GA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109416		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI of 57.9129% exceeds guideline maximum of 50%.				Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109416		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.04405% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The refinance has decreased the borrower's monthly debt payments by 20% or more.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors, system cleared.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	GA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109416		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Exceeds maximum DTI of 50%				Reviewer Comment (2024-09-03): Lender Exception with Compensating Factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109433		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.	Subject loan transaction disbursed on XXXX and right to cancel expiration date is also XXXX.				Reviewer Comment (2024-09-06): Documents received, system cleared. Seller Comment (2024-08-30): (Rate Lock) File disbursed XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109433	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Credit Report Error: Credit report is missing FICO scores.	Credit Report: Original // Borrower: XXXX	Lender exception is present for B2 has no FICO, credit history and does not meet credit tradeline requirements. No income from B2 being used, both Borrowers occupy the subject, per title currently vested in B2's name who is not credit qualifying.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-29): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109433	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Condo warrantable is marked as N/A	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-08-29): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109453		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	XXXX Higher-Priced Mortgage Loan: APR on subject loan of 8.92226% or Final Disclosure APR of 8.94700% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Compliant Higher Priced Loan.					Reviewer Comment (2024-09-18): Lender acknowledged and elected to waive. Seller Comment (2024-09-12): (Rate Lock) Yes accept and please waive. Reviewer Comment (2024-09-10): Please confirm you are electing to Waive exception, which will remain an EV2? Seller Comment (2024-09-04): (Rate Lock) OK to proceed with ATR/QM & Higher Priced HPCT and HPML Alerts as long as escrows/impounds stay Not Waived and a full appraisal is on file.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OK	Primary	Purchase	No obvious cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109453		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.15088% exceeds Guideline total debt ratio of 45.00000%.	The max DTI for a first time homebuyer is 45% per guidelines.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-03): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OK	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109453		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The max DTI for a first time homebuyer is 45% per guidelines.				Reviewer Comment (2024-09-03): Lender exception, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	OK	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109453		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The max DTI for a first time homebuyer is 45% per guidelines.				Reviewer Comment (2024-09-03): Lender exception, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OK	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109453		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.15088% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The max DTI for a first time homebuyer is 45% per guidelines.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-03): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OK	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109453		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The max DTI for a first time homebuyer is 45% per guidelines.				Reviewer Comment (2024-09-03): Lender exception, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OK	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109453		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	A Survey Fee of XXXX was added without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-06): XXXX received LOE suffice. Seller Comment (2024-09-05): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OK	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109453		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The max DTI for a first time homebuyer is 45% per guidelines.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-03): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OK	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109475		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requested exception to allow CO8 EAD and no XXXX as required per guidelines. Borrower has current EAD that expires XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-05): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109475		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Missing verification of business existence required within 10 business days of closing.				Reviewer Comment (2024-09-13): Exception cleared - Verification of business existence is available in file within 120 calendar days prior to the Note date as per requirement. Seller Comment (2024-09-11): (Rate Lock) Sufficient VOE showing address and phone number provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109475	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX HOA Verification, Tax Verification	Final 1003 states $XXXX/month in taxes, insurance and HOA fee for primary residence and only insurance was verified.	Reviewer Comment (2024-09-19): Documents received, system cleared.

Seller Comment (2024-09-18): (Rate Lock) Date printed provided please clear

Reviewer Comment (2024-09-18): Provided document not having the document date. Please provide same document with document date, Exception remains.

Seller Comment (2024-09-14): (Rate Lock) XXXX is sufficient source for both  HOA monthly amount of $180 and the tax amount; this has been used previously.

Reviewer Comment (2024-09-13): Exception Remains - The XXXX search document cannot be acceptable. Require the HOA Verification & Tax Verification document for the property XXXX

Seller Comment (2024-09-11): (Rate Lock) REO docs provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109475		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification of business existence required within 10 business days of closing.				Reviewer Comment (2024-09-13): Exception cleared - Verification of business existence is available in file within 120 calendar days prior to the Note date as per requirement. Seller Comment (2024-09-11): (Rate Lock) Sufficient VOE showing address and phone number provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109474		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Lender Approved Exception for Borrower to waive escrows with a 690 credit score when a 720 is required.				Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors, system cleared.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109474		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed the reason escrows are waived.				Reviewer Comment (2024-09-16): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-15): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109474		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 690 is less than Guideline representative FICO score of 720.	Lender Approved Exception for Borrower to waive escrows with a 690 credit score when a 720 is required.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109474		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender Approved Exception for Borrower to waive escrows with a 690 credit score when a 720 is required.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109474		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-09-23): Waive per client request Seller Comment (2024-09-15): (Rate Lock) Accept the EV2 grade. And wish to proceed by waiving.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109474		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)					Reviewer Comment (2024-09-23): Waive per client request Seller Comment (2024-09-15): (Rate Lock) Accept the EV2 grade. And wish to proceed by waiving.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109251		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (2024-09-03): Documents received, system cleared. Seller Comment (2024-08-27): Flood Determination Disclosure signed by borrower on XXXX, Note/closing was on XXXX.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NJ	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109251		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2024-09-04): Waived per client request Seller Comment (2024-09-03): Elect to waive and close out as a EV2 Reviewer Comment (2024-09-03): Exception is an EV2. It’s informational and not a violation-type exception as HUDs are not required on business loans.			XXXX	2		B		B		B		B		B	XXXX	NJ	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109308		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXStatement Statement	Mortgage Statements are missing in file for REOs 1XXXX				Reviewer Comment (2024-09-03): Documents received, system cleared. Seller Comment (2024-09-03): (Rate Lock) REO Docs	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109308		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Prepayment Rider Provided in file Security Instrument rider section not checked for Prepayment Rider				Reviewer Comment (2024-09-18): Corrected Secuity Instrument provided Seller Comment (2024-09-05): (Rate Lock) Corrected re-recorded DOT	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109308		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Missing Delivery acknowledgement of Appraisal delivered to borrower (Report date XXXX).				Reviewer Comment (2024-09-03): Waived per clients request. Seller Comment (2024-09-01): (Rate Lock) Accept the EV2 and wish to waive. Reviewer Comment (2024-08-26): Exception Remains - Required receipt of appraisal delivered to borrower after report date prior to 3 days of note date. Seller Comment (2024-08-24): (Rate Lock) Accept to proceed with EV2 as is and wish to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	MI	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109308		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	Michigan Prepayment Penalty	Michigan Prepayment Penalty: Maximum calculated prepay of $XXXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXXX). Prepay language states prepay will not exceed maximum permitted by applicable law.	Maximum calculated prepay of $XXXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXXX). Prepay language states prepay will not exceed maximum permitted by applicable law.				Reviewer Comment (2024-09-03): Waived per client request. Seller Comment (2024-08-24): (Rate Lock) Accept to proceed with EV2 as is and wish to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	MI	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109307		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement Statement	Statement/Final CD for XXXX not provided.				Reviewer Comment (2024-09-03): Documents received, system cleared. Seller Comment (2024-09-03): (Rate Lock) REO docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109307		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-09-03): Waived per client request Seller Comment (2024-09-03): (Rate Lock) Wish to proceed as is with the EV2 and waive. Please waive. Reviewer Comment (2024-08-26): Exception Remains - Required receipt of appraisal delivered to borrower after report date prior to 3 days of note date. Seller Comment (2024-08-24): (Rate Lock) Accept to proceed with EV2 as is and wish to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	MI	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109307		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	Michigan Prepayment Penalty	Michigan Prepayment Penalty: Maximum calculated prepay of $XXXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXXX). Prepay language states prepay will not exceed maximum permitted by applicable law.	Maximum calculated prepay of $XXXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXXX). Prepay language states prepay will not exceed maximum permitted by applicable law.				Reviewer Comment (2024-09-03): Waive per client request. Seller Comment (2024-08-24): (Rate Lock) Accept to proceed with EV2 as is and wish to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	MI	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109307		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Statement/Final CD for XXXX				Reviewer Comment (2024-09-03): Documents received, system cleared. Seller Comment (2024-09-03): (Rate Lock) REO docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109323	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	Michigan Prepayment Penalty	Michigan Prepayment Penalty: Maximum calculated prepay of $XXXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXXX).	Maximum calculated prepay of $XXXX exceeds the state maximum for first lien loans of 1% of the prepaid balance (XXXX).	Reviewer Comment (2024-09-19): Lender acknowledges EV2.

Reviewer Comment (2024-09-19): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: XXXX Prepayment Penalty: Maximum calculated prepay of $XXXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXXX

Seller Comment (2024-09-09): (Rate Lock) This was listed as an EV2 originally and was an EV2 on con-current file. Please downgrade and waive or escalate.

Reviewer Comment (2024-09-05): Exception is an EV3 and not an EV2.

Seller Comment (2024-09-03): (Rate Lock) Accept the EV2 and wish to waive
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	MI	Investment	Purchase		C	B	C	A	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109323		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: 1XXXXStatement Statement	The Mortgage statements for XXXX are missing from the loan file.				Reviewer Comment (2024-09-04): Property XXXXClosing disclosure, tax verification and insurance verification received. Exception cleared Seller Comment (2024-09-03): (Rate Lock) REO docs provided for file.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Purchase		C	B	C	A	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109243		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2024-08-30): XXXX Received LOA to remove incomplete CD from testing. Seller Comment (2024-08-28): see attached rebuttal from VP of closing.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109243		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/XXXX)	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)				Reviewer Comment (2024-08-28): XXXX received lender attestation on incomplete CD's not issued to borrower. Seller Comment (2024-08-26): See trailing lender attestation regarding CD dated XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109243		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-27): Received LOA to remove document(s) XXXX and XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-26): See attached lender Attestation	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109243		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-27): Received LOA to remove document(s) XXXX and XXXX, from testing as not provided to the borrower. Seller Comment (2024-08-26): See trailing - See attached lender Attestation	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109243		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The E-Consent evidence is missing from the loan file.				Reviewer Comment (2024-09-03): Documents received, system cleared. Seller Comment (2024-08-26): See attached Econsent	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109476		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary State: OR	Preliminary title does not reflect a coverage amount.				Reviewer Comment (2024-09-16): Title Preliminary received & updated coverage amount. Exception cleared. Seller Comment (2024-09-14): (Rate Lock) Prelim shows loan amount ofXXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OR	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109279		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property does not have a permanent heating source as the property is located in HI and this is common for the location.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-09-17): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	HI	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109226		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report not provided				Reviewer Comment (2024-09-09): Fraud Report provided and updated exception cleared Seller Comment (2024-09-05): XXXX report provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109226		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations. (Initial/XXXX)	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures.				Reviewer Comment (2024-09-10): XXXX received earliest e-consent. Seller Comment (2024-09-09): document provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109451		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to waive escrows.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-11): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350109450		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-16): XXXX received a valid COC. Seller Comment (2024-09-13): (Rate Lock) CIC provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109450		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for use of CD funds in asset depletion calculation.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history. 40.999% DTI	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CO	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109482		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain evidence the Borrower is 100% owner.				Reviewer Comment (2024-09-16): Operating agreement received stating borrower is 100% owner of the business. Exception cleared. Seller Comment (2024-09-15): (Rate Lock) Operating agreement showing borrower is sole member and name change provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109482		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain evidence the Borrower is 100% owner.				Reviewer Comment (2024-09-16): Operating agreement received stating borrower is 100% owner of the business. Exception cleared. Seller Comment (2024-09-15): (Rate Lock) Operating agreement showing borrower is sole member and name change provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	MI	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109482		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain evidence the Borrower is 100% owner.				Reviewer Comment (2024-09-16): Operating agreement received stating borrower is 100% owner of the business. Exception cleared. Seller Comment (2024-09-15): (Rate Lock) Operating agreement showing borrower is sole member and name change provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109482		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain evidence the Borrower is 100% owner.				Reviewer Comment (2024-09-16): Operating agreement received stating borrower is 100% owner of the business. Exception cleared. Seller Comment (2024-09-15): (Rate Lock) Operating agreement showing borrower is sole member and name change provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109482	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The Discount Points increased on the XXXX Closing Disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-09-18): XXXX Received Valid COC.

Seller Comment (2024-09-17): (Rate Lock) This is a valid CIC and has sufficient information as to why the points were added. The pricing change is clearly referenced on the CIC as "Updated to Non-Warr Condotel. Final Price XXXX." Please clear.

Reviewer Comment (2024-09-17): XXXX received Changed Circumstance dated XXXX,  but it does not give sufficient information on what impacts and why the fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason for the pricing change and when lender became aware of the change.  A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-09-15): (Rate Lock) CIC provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109268		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower:XXXX 1084 or income worksheet	Income Worksheet is not provided.				Reviewer Comment (2024-09-04): 1008 provided. No Inc Worksheet used/provided. Seller Comment (2024-09-04): (Rate Lock) It is a P&L deal so the income is notated on the 1008. Kindly find attached the 1008 please review and advise Seller Comment (2024-09-04): (Rate Lock) It is a P&L deal so the income is notated on the 1008 Seller Comment (2024-09-03): Kindly find attached	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109268	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Reviewer Comment (2024-09-09): Appraisal report dated XXXX/24 received and Delivery of report dated XXXX/24 and XXXX24XXXX received and updated .Exception cleared

Seller Comment (2024-09-09): Also please find attached the receipt of delivery , kindly review and clear the condition.

Seller Comment (2024-09-06): (Rate Lock) Please see attached Acknowledgement of Receipt of appraisal report which has been provided before. Kindly review and advise,

Reviewer Comment (2024-09-06): Delivery of final appraisal required. The document signed at closing does not state how the client received the XXXX report and we cannot make assumptions on it. Please provide evidence of how borrower received the XXXX report.

Seller Comment (2024-09-05): (Rate Lock) Kindly find attached the 1st appraisal dated XXXXXXXX

Reviewer Comment (2024-09-05): Provided appraisal receipts confirms both the conditions, however required borrower confirming appraisal receipt 3 days prior to consumption  - Exception remains

Seller Comment (2024-09-04): (Rate Lock) the effective date is showing XXXXXXXX and the proof of delivery is after the effective date, so we should be fine on this one as we also have the acknowledgment datedXXXXXXX.

Reviewer Comment (2024-09-04): The loan file has an email showing appraisal delivery on XXXX/24, yet the report is dated XXXX/24. Please provide a copy of the report delivered on XXXX, and evidence of when the XXXX report was received by the borrower.

Seller Comment (2024-09-03): Kindly find attached

Seller Comment (2024-09-03): (Rate Lock) Please see attached appraisal report , Proof of delivery and the acknowledgment of receipt of the appraisal . also please be advised that all of the attached documents were in the package. kindly review and clear the condition.
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109250		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5950/XXXX)	Evidence the Borrower received a copy of the appraisal report dated XXXX is missing from the loan file.				Reviewer Comment (2024-09-09): Lender acknowledges and accepts EV2 exception. Seller Comment (2024-09-04): See attached			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OK	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109250		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	The Tolerance Cure was reflected on the Closing Disclosure.				Reviewer Comment (2024-09-03): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	OK	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109250		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a mortgage statement reflecting if the taxes/insurance are included in the mortgage payment for REO XXXX				Reviewer Comment (2024-09-06): Payment history report, Tax Information and HOI document received in file and associated. Exception cleared. Seller Comment (2024-09-04): See trailing docs for requested information.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	OK	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109250		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The appraisal fee increased from XXXX to $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-05): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.” Seller Comment (2024-09-04): Cured on final CD	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OK	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109250		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The credit report fee increased from XXXX to $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-05): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.” Seller Comment (2024-09-04): Cured on final CD	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OK	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109250		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a mortgage statement reflecting if the taxes/insurance are included in the mortgage payment for REO XXXX				Reviewer Comment (2024-09-06): Payment history report, Tax Information and HOI document received in file and associated. Exception cleared. Seller Comment (2024-09-04): See trailing docs for requested information.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OK	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109250		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a mortgage statement reflecting if the taxes/insurance are included in the mortgage payment for REO XXXX				Reviewer Comment (2024-09-06): Payment history report, Tax Information and HOI document received in file and associated. Exception cleared. Seller Comment (2024-09-04): See trailing docs for requested information.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OK	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109250		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a mortgage statement reflecting if the taxes/insurance are included in the mortgage payment for REO 1XXXX				Reviewer Comment (2024-09-06): Payment history report, Tax Information and HOI document received in file and associated. Exception cleared. Seller Comment (2024-09-04): Please see attached payment history, Taxes and HOI.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OK	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109250		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Sufficient cure provided at closing.				Reviewer Comment (2024-09-05): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	OK	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109252		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Right To Receive Appraisal Disclosure is missing.				Reviewer Comment (2024-09-03): Documents received, system cleared. Seller Comment (2024-08-28): XXXX disclosure Seller Comment (2024-08-28): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECAO at the bottom of page 1. Providing copy of this disclosure emailed to borrower and XXXX Disclosure Tracking report confirm it was sent within 3 days of application. XXXX does not count XXXXs.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	SC	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109252		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2024-09-04): Waived per client request. Seller Comment (2024-09-03): Elect to waive and close out as a EV2 Reviewer Comment (2024-09-03): Exception is an EV2. It’s informational and not a violation-type exception as HUDs are not required on business loans. Seller Comment (2024-08-28): Final Settlement Statement signed at closing			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	SC	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109252		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 72.12717% exceeds Guideline loan to value percentage of 70.00000%.	Max LTV with a 718 FICO is 70% and subject LTV is 72.127%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-27): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	SC	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109252		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 72.12717% exceeds Guideline combined loan to value percentage of 70.00000%.	Max LTV with a 718 FICO is 70% and subject LTV is 72.127%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-08-27): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	SC	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109408	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing VOE completed within 10 business days of closing for both borrowers	Reviewer Comment (2024-09-20): Delivery provided. Cleared.

Seller Comment (2024-09-20): (Rate Lock) SE VOE form with date and un-dated XXXX business search provided.

Reviewer Comment (2024-09-19): VVOE does not document the phone listing and address for the borrower's business as required by guidelines.

Seller Comment (2024-09-18): (Rate Lock) This is incorrect. The screenshots both have the phone number with the blue hyperlink for both. Please clear.

Reviewer Comment (2024-09-18): Exception remains as the vvoe provided does not have the source of the phone number.

Seller Comment (2024-09-16): (Rate Lock) Docs provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109408	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Andrew XXXX, Borrower: XXXX Third Party Verification Third Party Verification	Missing VOE completed within 10 business days of closing for both borrowers	Reviewer Comment (2024-09-20): Delivery provided. Cleared.

Seller Comment (2024-09-20): (Rate Lock) SE VOE form with date and un-dated XXXX business search provided.

Reviewer Comment (2024-09-19): VVOE does not document the phone listing and address for the borrower's business as required by guidelines.

Seller Comment (2024-09-18): (Rate Lock) This is incorrect. The screenshots both have the phone number with the blue hyperlink for both. Please clear.

Reviewer Comment (2024-09-18): Exception remains as the vvoe provided does not have the source of the phone number.

Seller Comment (2024-09-16): (Rate Lock) Docs provided
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109461		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet the tradeline requirements as one revolving account on credit with 23 months history.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	WA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109461		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Max LTV for a Borrower living rent free is 80%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	WA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109461		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Max LTV for a Borrower living rent free is 80%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	WA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109461		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Max LTV for a Borrower living rent free is 80% and Borrower does not meet the tradeline requirements with on revolving account reporting for 23 months.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	WA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109186		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard Insurance Policy expires within 30 days of the Note Date.	Hazard Insurance Policy Expiration Date XXXX, Note Date XXXX	Hazard Insurance Policy for Subject property is expiring on XXXX, within 30 days of the Note Date. Renewal policy is missing.				Reviewer Comment (2024-09-20): Exception Cleared - Received renewal of hazard insurance policy for subject property data updated as per provided document. Seller Comment (2024-09-17): HOI renewal dec page provided along with PIF receipt- please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109186		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing.				Reviewer Comment (2024-09-19): Fraud Report received and updated. exception cleared Seller Comment (2024-09-17): XXXX report provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MO	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109186		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	File is missing evidence of receipt for Appraisal report dated XXXX.				Reviewer Comment (2024-09-20): Exception Cleared - Received Proof of Appraisal Deliver within 3 days of note date. Seller Comment (2024-09-18): proof of appraisal receipt provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	MO	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109186		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:XXXX/XXXX)	File is missing evidence of receipt for Appraisal report dated XXXX.				Reviewer Comment (2024-09-20): Exception Cleared - Received Proof of Appraisal Deliver within 3 days of note date. Seller Comment (2024-09-18): proof of appraisal receipt provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	MO	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109253	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Reviewer Comment (2024-09-13): Provided.

Seller Comment (2024-09-12): Disclosure Tracking - listing Unified Business Purpose Discl was emailed to borrower Day after application date.

Reviewer Comment (2024-09-12): The tracking provided, did not list this disclosure, could not determine the timing of the mailing.

Seller Comment (2024-09-09): Unified Business Purpose Disclosure

Seller Comment (2024-09-09): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA - Right to Rec copy of appraisal. Providing copy of this disclosure emailed to borrower and XXXX Disclosure Tracking Details Report confirming this disclosure was sent to borrower with 3 days of application.
																			XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CO	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109253		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for Wind/Hail deductible is 10% vs required amount of 5%. The compensating factor is the HOA has sufficient reserves to cover the per occurrence deductible in the event of claim within impacting operating cash.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Property damage is minor or non-material. Miscellaneous	Lender Exception with Compensating Factors. Association has high reserve allocation at 24.1%. Association has low delinquencies on assessments 3.96%. Association is 77.77% owner occupied.	XXXX	Reviewer Comment (2024-09-06): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CO	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109253		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2024-09-13): Client elected to waive. Seller Comment (2024-09-12): Accept the EV2 and request to close out. Reviewer Comment (2024-09-12): This is not a violation type exception, it is for informational purposes, it is an EV2. Seller Comment (2024-09-09): Final Settlement Statement signed at closing			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CO	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109290		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approved Exception in regards to the Subject Property having 10 years of economic life when guidelines require 30 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109290		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender Approved Exception in regards to the Subject Property having 10 years of economic life when guidelines require 30 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109260		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2024-08-26): Delivery provided.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109264		XXXX	XXXX	XXXX	Compliance	Compliance	City / Local Compliance	State Defect	(City High Cost) XXXX Threshold Loan (Points and Fees)	City of XXXX Anti-Predatory Lending Ordinance: Points and Fees on subject loan of 5.00443% is in excess of the allowable maximum of 5.00000% of the City Total Loan Amount. Points and Fees total $XXXX on a City Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $6.32 or .00443%). Compliant High Cost Loan.					Reviewer Comment (2024-09-10): XXXX received evidence of purpose of $XXXX fee. Seller Comment (2024-09-09): (Rate Lock) They inquired about this fee before the file closed. I attached an email confirmation that this fee has been requested by buyer attorney.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	IL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109264		XXXX	XXXX	XXXX	Compliance	Compliance	County Compliance	State Defect	(County High Cost) XXXX Threshold Loan (Points and Fees)	XXXX Predatory Lending Ordinance: Points and Fees on subject loan of 5.00443% is in excess of the allowable maximum of 5.00000% of the County Total Loan Amount. Points and Fees total $XXXX on a County Total Loan Amount of $1XXXX vs. an allowable total of $XXXX (an overage of $XXXX or .00443%). Compliant High Cost Loan.					Reviewer Comment (2024-09-10): XXXX received evidence of purpose of $60 fee. Seller Comment (2024-09-09): (Rate Lock) They inquired about this fee before the file closed. I attached an email confirmation that this fee has been requested by buyer attorney.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	IL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109264		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.					Reviewer Comment (2024-09-17): Provided. Reviewer Comment (2024-09-10): IL - County - Certificate of Compliance or Exemption - XXXX page included in recording of the Security Instrument. Seller Comment (2024-09-09): (Rate Lock) Please confirm and advise what is needed for this condition?	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109264	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file does not document a 12 month housing history (0x30) as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors listed in Exception history comments. Lender Exception with Compensating Factors listed in Exception history comments. Lender Exception with Compensating Factors listed in Exception history comments.	XXXX	Reviewer Comment (2024-09-17): Lender Exception with Compensating Factors.

Seller Comment (2024-09-17): (Rate Lock) Per UW: This was reviewed under our XXXX guideline, and we granted an exception.
Why aren't they accepting the MCFI exception?

Reviewer Comment (2024-09-10): The Lender Exception provide was from XXXX and not related to this transaction, between XXXX and XXXX.

Seller Comment (2024-09-06): (Rate Lock) LTV 52% good credit history. 760 score self-employment of 5 years.

Reviewer Comment (2024-08-30): There are no Comp Factors on the Approval/Lender Exception. Please provide.

Seller Comment (2024-08-27): (Rate Lock) UW Response: The housing history exception was considered and approved prior to close, these were included in the file. I have attached the Exception documentation here as well.

Reviewer Comment (2024-08-23): Please provide valid compensating factors for consideration of downgrade/waiving exception.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	IL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109264	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	The loan file does not document a 12 month housing history (0x30) as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors listed in Exception history comments. Lender Exception with Compensating Factors listed in Exception history comments. Lender Exception with Compensating Factors listed in Exception history comments.	XXXX	Reviewer Comment (2024-09-17): Lender Exception with Compensating Factors.

Seller Comment (2024-09-17): (Rate Lock) Per UW: This was reviewed under our XXXX guideline, and we granted an exception.
Why aren't they accepting the MCFI exception?

Reviewer Comment (2024-09-16): Lender Exception document is missing in file. Exception remains.

Reviewer Comment (2024-09-09): Exception remains. Lender Exception document is missing in file.

Seller Comment (2024-09-06): (Rate Lock) LTV 52% good credit history. 760 score self-employment of 5 years.

Reviewer Comment (2024-08-30): There are no Comp Factors on the Approval/Lender Exception. Please provide.

Seller Comment (2024-08-27): (Rate Lock) UW Response: The housing history exception was considered and approved prior to close, these were included in the file. I have attached the Exception documentation here as well.

Reviewer Comment (2024-08-23): Please provide valid compensating factors for consideration of downgrading/waiving exception.
																					XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	IL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109258		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrowers received a copy of the appraisal at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-09-06): Evidence of delivery provided, exception cleared.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CO	Investment	Refinance - Cash-out - Other		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109258		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower two is living rent free which is not allowed for investment properties per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been with same job 5+ years. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-04): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CO	Investment	Refinance - Cash-out - Other		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109262		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-09-03): Documents received, system cleared.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109259		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	The Hazard Insurance Policy Effective Date is XXXX after the later of the note XXXX.				Reviewer Comment (2024-09-06): HOI effective as of the loan funding date, exception cleared. Seller Comment (2024-09-05): (Rate Lock) For this condition below, we funded the loan on XXXXand the HOI was effective on the same day. This is acceptable to our other investors as we do have an insurance in place when we funded the loan. Please advise.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109259		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verbal Verification of employment is not within 10 calendar days of the Note.				Reviewer Comment (2024-08-27): Documents received, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109259		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 calendar days of the Note.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	Verbal Verification of employment is not within 10 calendar days of the Note.				Reviewer Comment (2024-08-27): Documents received, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109259		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-08-27): Documents received, system cleared.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109470		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-09-16): E-Sign Consent Agreement received & associated. Exception cleared. Seller Comment (2024-09-13): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109470		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower has 2 tradelines opened XXXXwith recent activity. Guidelines require 2 tradelines open for a minimum of 24 months with activity within the last 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	5+ years on job. DTI is at least 10% less than the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109470		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.					Reviewer Comment (2024-09-20): Client elects to waive. Seller Comment (2024-09-13): (Rate Lock) Accept the eV2 and wish to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109484		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-09-20): Client elects to Waive. Seller Comment (2024-09-12): (Rate Lock) Accept EV2 and wish to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109471		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third Party Verification of Business was not conducted within 10 business days from Note.				Reviewer Comment (2024-09-04): Exception Cleared - Received Verification of Business within 10 days of note date document associated and data updated as per provided document. Seller Comment (2024-08-31): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109471		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Third Party Verification of Business was not conducted within 10 business days from Note.				Reviewer Comment (2024-09-04): Exception Cleared - Received Verification of Business within 10 days of note date document associated and data updated as per provided document. Seller Comment (2024-08-31): (Rate Lock) VOE provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109471		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third Party Verification of Business was not conducted within 10 business days from Note.				Reviewer Comment (2024-09-04): Exception Cleared - Received Verification of Business within 10 days of note date document associated and data updated as per provided document. Seller Comment (2024-08-31): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109471		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Third Party Verification of Business was not conducted within 10 business days from Note.				Reviewer Comment (2024-09-04): Exception Cleared - Received Verification of Business within 10 days of note date document associated and data updated as per provided document. Seller Comment (2024-08-31): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-09-19): Exception cleared - Fraud Report is received in file and associated in clarity. Seller Comment (2024-09-17): Provided Fraud Report	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report dated XXXX missing evidence of receipt.				Reviewer Comment (2024-09-23): Delivery provided. Seller Comment (2024-09-17): Provided appraisal tracking	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The cash flow analysis for the use of business funds and evidence of ownership percentage seasoned for at least 12 months is missing from the loan file.				Reviewer Comment (2024-09-19): Exception cleared - Received Shareholder agreement and verified the 100% shareholder associated the same in clarity. Seller Comment (2024-09-17): See attached proof of ownership, date of incorporation and working capital worksheet.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Funds from a business account XXXX be used for down payment, closing costs and reserves if: There is 100% ownership of the business across borrowers on the loan; and A cash flow analysis is required to confirm the withdrawal of the funds will not negatively impact the business. The cash flow analysis is missing from the loan file.				Reviewer Comment (2024-09-19): Exception cleared - Received Evidence of Access to Funds in file file and associated in clarity. Seller Comment (2024-09-17): See attached proof of ownership, date of incorporation and working capital worksheet.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Funds from a business account XXXX be used for down payment, closing costs and reserves if: There is 100% ownership of the business across borrowers on the loan; and A cash flow analysis is required to confirm the withdrawal of the funds will not negatively impact the business. The cash flow analysis is missing from the loan file.				Reviewer Comment (2024-09-19): Exception cleared - Received Evidence of Access to Funds in file file and associated in clarity. Seller Comment (2024-09-17): See attached proof of ownership, date of incorporation and working capital worksheet.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Funds from a business account XXXX be used for down payment, closing costs and reserves if: There is 100% ownership of the business across borrowers on the loan; and A cash flow analysis is required to confirm the withdrawal of the funds will not negatively impact the business. The cash flow analysis is missing from the loan file.				Reviewer Comment (2024-09-19): Exception cleared - Received Evidence of Access to Funds in file file and associated in clarity. Seller Comment (2024-09-17): See attached proof of ownership, date of incorporation and working capital worksheet.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match due to the cash flow analysis for the use of business funds and evidence of ownership percentage seasoned for at least 12 months is missing from the loan file.				Reviewer Comment (2024-09-19): Exception cleared - Received Shareholder agreement and verified the 100% shareholder associated the same in clarity. Seller Comment (2024-09-17): See attached proof of ownership, date of incorporation and working capital worksheet.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan failing one or more guideline components because the cash flow analysis for the use of business funds and evidence of ownership percentage seasoned for at least 12 months is missing from the loan file.				Reviewer Comment (2024-09-19): Exception cleared - Received Shareholder agreement and verified the 100% shareholder associated the same in clarity. Seller Comment (2024-09-17): See attached proof of ownership, date of incorporation and working capital worksheet.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	General Ability-to-Repay requirements not satisfied because the cash flow analysis for the use of business funds and evidence of ownership percentage seasoned for at least 12 months is missing from the loan file.				Reviewer Comment (2024-09-19): Exception cleared - Received Shareholder agreement and verified the 100% shareholder associated the same in clarity.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File does not contain evidence of ownership percentage seasoned for at least 12 months. Borrower must have 2-year history of at least 25% ownership. Only ownership verification is 100% for the 6 months prior to the Note date.				Reviewer Comment (2024-09-19): Exception cleared - Received Shareholder agreement and verified the 100% shareholder associated the same in clarity. Seller Comment (2024-09-17): See attached proof of ownership, date of incorporation and working capital worksheet.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Ownership of 25% for 24 mo	File does not contain evidence of ownership percentage seasoned for at least 12 months. Borrower must have 2-year history of at least 25% ownership. Only ownership verification is 100% for the 6 months prior to the Note date.				Reviewer Comment (2024-09-19): Exception cleared - Received Shareholder agreement and verified the 100% shareholder associated the same in clarity. Seller Comment (2024-09-17): See attached proof of ownership, date of incorporation and working capital worksheet.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109187		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX and XXXXs/Bank Statements)	File does not contain evidence of ownership percentage seasoned for at least 12 months. Borrower must have 2-year history of at least 25% ownership. Only ownership verification is 100% for the 6 months prior to the Note date.				Reviewer Comment (2024-09-19): Exception cleared - Received Shareholder agreement and verified the 100% shareholder associated the same in clarity. Seller Comment (2024-09-17): See attached proof of ownership, date of incorporation and working capital worksheet.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109466		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	OH	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109466		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX CSPA Tangible Net Benefit Test	XXXX Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.					Reviewer Comment (2024-09-25): Lender acknowledges and elected to waive. Seller Comment (2024-09-22): (Rate Lock) Lender accepts the EV2 and wishes to proceed as is			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OH	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109466		XXXX	XXXX	XXXX	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	The owner on the appraisal is incorrect.	Valuation Type: Appraisal / Valuation Report Date: XXXX		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OH	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109280	XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: XXXX XXXX Housing history reflects a total of 1 reported late payments.	Borrower had 1x30x12 in 09/23. Per guidelines 0x30x12 is required.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-13): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109280	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Borrower had 1x30x12 in XXXX. Per guidelines 0x30x12 is required.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-13): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109180		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (2024-08-26): Flood cert provided, exception cleared. Seller Comment (2024-08-23): (Rate Lock) Please see attached flood cert	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350109180		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2024-08-26): Hazard insurance provided, exception cleared. Seller Comment (2024-08-23): (Rate Lock) Please see attached hazard insurance information	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350109485		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	No evidence in file that the borrower was provided with a copy of the 2nd appraisal.				Reviewer Comment (2024-09-20): Client elects to waive. Seller Comment (2024-09-13): (Rate Lock) Accept the EV2 and wish to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109485		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign consent form missing from file.				Reviewer Comment (2024-09-16): E-Sign Consent Agreement received & associated. Exception cleared. Seller Comment (2024-09-15): (Rate Lock) Doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109291		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.35516% exceeds Guideline total debt ratio of 50.00000%.	Lender approved exception for DTI exceeding the guideline maximum of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on job 5+ years. FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing history.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109464		XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Borrower has one or more mortgage lates, which is not allowed per guidelines.		1x30x12 on exit residence.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NC	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109464		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Construction lien on the subject was due in XXXX of XXXX and not paid at time of Maturity.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NC	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109464		XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Excessive NSF on bank statements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NC	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109464		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX, Jr Income Questionnaire	Loan file missing XXXX Questionnaire for XXXX XXXX dab XXXX Rentals.				Reviewer Comment (2024-09-09): XXXX Questionnaire received and associated. Exception cleared. Seller Comment (2024-09-05): (Rate Lock) Questionnaire provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NC	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109464		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file missing XXXX Questionnaire for XXXX, LLC dab XXXX Rentals.				Reviewer Comment (2024-09-09): XXXX Questionnaire received and associated. Exception cleared. Seller Comment (2024-09-05): (Rate Lock) Questionnaire provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NC	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109464		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Non QM does not match Due to the Loan file missing XXXX Questionnaire for XXXX XXXX dab XXXX Rentals.				Reviewer Comment (2024-09-09): XXXX Questionnaire received and associated. Exception cleared. Seller Comment (2024-09-05): (Rate Lock) Questionnaire provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	NC	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109464		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	There are guideline deficiencies related to income and/or asset doc requirements due to Loan file missing XXXX Questionnaire for XXXX XXXX dab XXXX Rentals.				Reviewer Comment (2024-09-09): XXXX Questionnaire received and associated. Exception cleared. Seller Comment (2024-09-05): (Rate Lock) Questionnaire provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NC	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109464		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Income documentation missing. See income exceptions.				Reviewer Comment (2024-09-09): XXXX Questionnaire received and associated. Exception cleared. Seller Comment (2024-09-05): (Rate Lock) Questionnaire provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NC	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109427	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The master insurance deductible in file is at 9.34% when max per guidelines is 5%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% <the guideline maximum. FICO exceed guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-28): Lender exception provided. Seller Comment (2024-08-24): (Rate Lock) Approved exception provided Reviewer Comment (2024-08-23): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109427	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose the reason the loan will not have an escrow account.	Reviewer Comment (2024-08-29): XXXX received Letter of Explanation & Corrected Closing Disclosure.

Seller Comment (2024-08-29): (Rate Lock) LOE was already provided. Re-provided.

Reviewer Comment (2024-08-28): XXXX received corrected PCCD dated XXXX. Missing of LOE to borrower that accompanied the XXXX PCCD to finalize.

Seller Comment (2024-08-27): (Rate Lock) PCCD provided

Reviewer Comment (2024-08-27): XXXX received Letter of explanation and Corrected Closing disclosure. however, PCCD dated XXXX did not designate a reason on Page 4 " Escrow Account - Will Not Have an Escrow Account Because" - reason was missing and not marked as "declined" or "lender does not offer".  Letter of Explanation and Corrected CD required to cure.

Seller Comment (2024-08-26): (Rate Lock) PCCD provided
																				XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109427	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file does not document a full 12 month housing payment history. There is an executed Lease in file from XXXX to XXXX0 per month. Borrower pays on time at least 1/2 the rent or a higher amount throughout the year. The other 1/2 of the rent is coming from his spouse who is not on his bank account & paid cash for the other 1/2 of the rent. Borrower is currently living Rent Free from XXXX XXXX to Present.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% <the guideline maximum. FICO exceed guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-28): Lender exception provided. Seller Comment (2024-08-24): (Rate Lock) Approved exception provided Reviewer Comment (2024-08-23): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109427	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	The loan file does not document a full 12 month housing payment history. There is an executed Lease in file from XXXX per month. Borrower pays on time at least 1/2 the rent or a higher amount throughout the year. The other 1/2 of the rent is coming from his spouse who is not on his bank account & paid cash for the other 1/2 of the rent. Borrower is currently living Rent Free from XXXX XXXX to Present. and master insurance deductible at 9.34% when max is 5%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% <the guideline maximum. FICO exceed guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-08-28): Lender exception provided. Seller Comment (2024-08-24): (Rate Lock) Approved exception provided Reviewer Comment (2024-08-23): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109427		XXXX	XXXX	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.						Reviewer Comment (2024-08-28): Received Seller Comment (2024-08-24): (Rate Lock) Cert provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Appraisal Final Inspection fee of XXXX was added without a valid change of circumstance, no cure was provided.				Reviewer Comment (2024-09-26): XXXX received PCCD, LOE and payment history for principal reduction of cure. Seller Comment (2024-09-25): (Rate Lock) PCCD docs provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109292		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet the minimum tradeline requirement. Borrower has 12-month VOR, one tradeline with 23 months reporting with activity in the last 12 months, and one tradeline with 22 months reporting with activity within the last 24 months. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 housing payment history.	XXXX	Reviewer Comment (2024-09-24): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	WA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109254		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.					Reviewer Comment (2024-09-12): Sent to borrower XXXX. Seller Comment (2024-09-09): Tracking Seller Comment (2024-09-09): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA-Right to Rec copy of appraisal. Providing copy of this disclosure emailed to borrower and XXXX Disclosure Tracking Details Report confirming this was emailed to borrower and e-signed day of application.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Investment	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109254		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Sent to borrower XXXX.				Reviewer Comment (2024-09-13): Verification provided. Seller Comment (2024-09-12): Providing complete copy of Disclosure Tracking report - including doc list to clear.	XXXX			1		A		A		A		A		A	XXXX	FL	Investment	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109281		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for tradelines: borrower has only one revolving account currently active with 99 months history - date of last active on other open accounts is 4/2020 and prior.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109489		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title policy amount not provided in title document.				Reviewer Comment (2024-09-20): Client elects to waive. Seller Comment (2024-09-12): (Rate Lock) accept and wish to waive EV2			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109489		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXnue, XXXX, XXXX Insurance Verification	Insurance verification not provided for REO "XXXXnue".				Reviewer Comment (2024-09-20): Provided. Seller Comment (2024-09-20): (Rate Lock) HOI provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109489		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow escrow waivers.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-09): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109489		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Missing verification borrower is minimum 25% owner of business.				Reviewer Comment (2024-09-20): Business purpose form provided executed by CPA with CPA verification provided. This is sufficient to show borrower owns 100% Exception cleared Seller Comment (2024-09-18): (Rate Lock) Business purpose form provided executed by CPA with CPA verification provided. This should be sufficient to show borrower owns 100%	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109489		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification borrower is minimum 25% owner of business.				Reviewer Comment (2024-09-20): Business purpose form provided executed by CPA with CPA verification provided. This is sufficient to show borrower owns 100% Exception cleared Seller Comment (2024-09-18): (Rate Lock) Business purpose form provided executed by CPA with CPA verification provided. This should be sufficient to show borrower owns 100%	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109181		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 Final is missing.				Reviewer Comment (2024-09-11): Loan Application Received on file. Exception Cleared. Seller Comment (2024-09-09): (Rate Lock) The date on the signature line XXXXnd the attached is the final loan application Reviewer Comment (2024-09-06): Provided document signed date is /XXXX and note date is XXXXXXXX. it is not final document , Exception remines Seller Comment (2024-08-28): (Rate Lock) Please see attached final loan application	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350109282		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Neither of the escrow waiver reason checkboxes are marked on the consumer’s final Closing Disclosure.				Reviewer Comment (2024-09-10): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-09): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109293		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.		Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OH	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109293		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.		Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OH	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109285		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	The final signed and dated Closing Disclosure reflects the Borrower will not have an escrow account, however, the reason is missing on page 4.				Reviewer Comment (2024-09-18): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-17): (Rate Lock) Provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109472		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement Cost Estimator is not present to cover shortfall amount.				Reviewer Comment (2024-09-13): Replacement Cost Estimator received & captured. Exception cleared. Seller Comment (2024-09-12): (Rate Lock) RCE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109472		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting an exception to business existence of 2 years as well as verified self-employment history of two years. Borroower business has only been in existence since XXXX XXXX, Borrower owns 50% of a mortgage company, and prior to that he worked as a branch manager at XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history. 710 FICO	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TN	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109448		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception Requested for: DTI exceeds 50%, Borrower has salary income that was not used to qualify which would put DTI below 50%,	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109448		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Lender Exception in file to allow DTI that exceeds guidelines.				Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109448		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.37765% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender Exception in file to allow DTI that exceeds guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors, system cleared.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109448		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.37765% exceeds Guideline total debt ratio of 50.00000%.	Lender Exception in file to allow DTI that exceeds guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109448		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lender Exception in file to allow DTI that exceeds guidelines.				Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109448		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved lender exception allowing escrow waiver when borrower has 10 months reserves; 12 months are required.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109448		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for borrower is a XXXX independent contractor, and is unable to provide documentation of ownership. Less than 2 year self-employed history.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109448	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Fee changed without a valid CofC. CofC at a minimum should include the original estimate of the cost, the specific reason for the revision and how it impacted the specific fee(s) that increased, revised amount, and the date of the changed circumstance.	Reviewer Comment (2024-09-18): XXXX received Letter of Explanation, Payment history and Corrected CD.

Seller Comment (2024-09-17): (Rate Lock) PCCD with additional 0.10 provided

Reviewer Comment (2024-09-17): XXXX received rebuttal comment. However, we also required additional cure of $XXXX for the credit report exceeds of $XXXX to XXXX. If the fee was rounded off on LE provide evidence of LOX or system snip that the XXXX rounded off in order to reevaluate and re-baseline this exception or Provide additional cure of $XXXX0 with cure documents to clear this exception.

Seller Comment (2024-09-13): (Rate Lock) Cure was applied to the CD at close.
																				XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109277		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed the reason the escrow was waived.				Reviewer Comment (2024-09-23): XXXX received Letter of Explanation & Corrected Closing Disclosure.		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109277		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The condo wind deductible does not meet requirements and XXXXs. The concern of actual cash value policies is the the ensuring the roof at depreciation minus the deductible and not full replacement costs.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109277		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The condo wind deductible does not meet requirements and ACV roofs. The concern of actual cash value policies is the the ensuring the roof at depreciation minus the deductible and not full replacement costs.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-19): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109238		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2024-09-17): Document provided. Seller Comment (2024-09-17): e-consent	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Exempt from ATR	N/A	No
XXXX	XXXX	XXXX	4350109238		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		1003 Initial - Lender's is missing in file.				Reviewer Comment (2024-09-17): Document provided. Seller Comment (2024-09-17): Initial 1003 e-signed by borrower	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Investment	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Exempt from ATR	N/A	No
XXXX	XXXX	XXXX	4350109238		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Right to Receive a Copy of Appraisal is missing.				Reviewer Comment (2024-09-17): Documentation provided. Seller Comment (2024-09-17): Disclosure Tracking Details report Seller Comment (2024-09-17): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA-Right to Rec copy of Appraisal. Providing copy of this disclosure sent to borrower and XXXX Disclosure Tracking confirming this doc was emailed to borrower within 3 days of application.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Investment	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Exempt from ATR	N/A	No
XXXX	XXXX	XXXX	4350109238		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	Final Hud-1 document is missing. Title Co. Closing Statement is used for Fee Testing material.				Reviewer Comment (2024-09-17): Lender acknowledged EV2 exception. Seller Comment (2024-09-17): elect to waive / accept grade 2 and close out. Reviewer Comment (2024-09-17): Regraded to EV2-B based on loan being an investment loan exempt from federal, state and local compliance testing. Seller Comment (2024-09-17): Borrowers Final Settlement Statement signed at closing			XXXX	2	D	B	D	B	D	B	D	B	D	B	XXXX	FL	Investment	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Exempt from ATR	N/A	No
XXXX	XXXX	XXXX	4350109238		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Evidence of Initial Creditor Application date is missing.				Reviewer Comment (2024-09-17): Documentation provided. Seller Comment (2024-09-17): Initial 1003 e-signed by borrower	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Investment	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Exempt from ATR	N/A	No
XXXX	XXXX	XXXX	4350109266	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.84703% or Final Disclosure APR of 8.84700% is equal to or greater than the threshold of APOR 6.43% + 1.5%, or 7.93000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-09-17): Exception cleared. Received document and updated correctly.

Seller Comment (2024-09-13): See attached proof of appraisal delivery we obtained from our broker.

Reviewer Comment (2024-09-13): The HPML Appraisal Rule specifies under 1026.35(c)(6)(ii)-1: “For purposes of the requirement to provide a copy of the appraisal within a specified time under § 1026.35(c)(6)(ii), "provide" means "deliver." Delivery occurs three business days after mailing or delivering the copies to the last-known address of the applicant, or when evidence indicates actual receipt by the applicant (which, in the case of electronic receipt, must be based upon consent that complies with the E-Sign Act), whichever is earlier.”
Therefore, while the email XXXX have been sent on XXXX, without evidence of actual receipt by the applicant, we determine the delivery is three business days from 8XXXX. This means the actual receipt would be determined to be XXXX4. Consummation Date of loan isXXXX4, so delivery does not meet the three-day requirement before consummation.

Seller Comment (2024-09-12): This condition never came up from other investors as long as the appraisal is delivered 3 business days before closing.  Attached is the appraisal acknowledgment signed by the borrower that should clear this condition,

Reviewer Comment (2024-09-11): The email was sent onXXXX24, however without evidence of actual receipt by the applicant, delivery is calculated as three business days from XXXXhis means the actual receipt would be determined to be XXXX. Consummation Date of loan isXXXX, so delivery does not meet the three-day requirement before consummation.

Seller Comment (2024-09-11): The appraisal proof of delivery is in the credit package - can be found on page 401. See attached.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109266	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-09-17): Exception cleared. Received document and updated correctly.

Seller Comment (2024-09-13): Pls find attached proof of appraisal delivery on 8/6 provided by our broker.

Reviewer Comment (2024-09-13): The HPML Appraisal Rule specifies under 1026.35(c)(6)(ii)-1: “For purposes of the requirement to provide a copy of the appraisal within a specified time under § 1026.35(c)(6)(ii), "provide" means "deliver." Delivery occurs three business days after mailing or delivering the copies to the last-known address of the applicant, or when evidence indicates actual receipt by the applicant (which, in the case of electronic receipt, must be based upon consent that complies with the E-Sign Act), whichever is earlier.”
Therefore, while the email XXXX have been sent on XXXX, without evidence of actual receipt by the applicant, we determine the delivery is three business days from XXXX. This means the actual receipt would be determined to be XXXX/24. Consummation Date of loan is XXXX/24, so delivery does not meet the three-day requirement before consummation.

Seller Comment (2024-09-12): This condition never came up from other investors as long as the appraisal is delivered 3 business days before closing.  Attached is the appraisal acknowledgment signed by the borrower that should clear this condition,

Reviewer Comment (2024-09-11): The email was sent on XXXX, however without evidence of actual receipt by the applicant, delivery is calculated as three business days from XXXX. This means the actual receipt would be determined to be XXXX/24. Consummation Date of loan is XXXX/24, so delivery does not meet the three-day requirement before consummation.

Seller Comment (2024-09-11): The appraisal proof of delivery is in the credit package - can be found on page 401. See attached.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109266	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $XXXX compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX). (Final/XXXX)	The disclosed Amount Financed in the amount of $XXXX is over disclosed by $XXXX compared to the calculated Amount Financed of $XXXX based on Closing Disclosure dated XXXX). (Final/XXXX) .	Reviewer Comment (2024-09-18): Upon further review amount financed was correctly disclosed to consumer

Seller Comment (2024-09-17): See attached.

Reviewer Comment (2024-09-13): More information required.  Coordinator fee, as noted must be considered a finance charge.  Please provide LOA stating purpose of fee, including coordinators involvement, employer if relevant to allows XXXX to review the loan while in possession of all required facts, or provide cure.

Seller Comment (2024-09-12): ransaction coordinator fee is not a lender fee and NOT considered a part of APR fee.

Seller Comment (2024-09-12): See attached. Transaction coordinator fee is not a lender fee and NOT considered a part of APR fee.

Reviewer Comment (2024-09-11): Amount financed is calculated as $XXXX17 and appears based on Finance Charges, which appears lender did not include the TC Fee Optional of $XXXX paid to Other in section H.  Unable to determine purpose of this fee and have included in finance charge calculations.  If lender feels this is not a finance charge, please provide a Lender Attestation stating the purposes/services of the fee for XXXX review for testing.

Seller Comment (2024-09-11): The Post CD dated XXXX reflects an amount financed of $XXXX - this was in the legal package originally submitted, Where are you getting the $XXXX7 figure? See attached Post CD.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109266	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX is under disclosed by $XXXX compared to the calculated Finance Charge of $XXXX which exceeds the XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX). (Final/XXXX)	The disclosed Amount Financed in the amount of $XXXX is over disclosed by $XXXX compared to the calculated Amount Financed of $XXXX based on Closing Disclosure dated XXXX). (Final/XXXX) .	Reviewer Comment (2024-09-18): Upon further review finance charge was correctly disclosed to consumer

Seller Comment (2024-09-17): See attached.

Reviewer Comment (2024-09-13): More information required.  Coordinator fee, as noted must be considered a finance charge.  Please provide LOA stating purpose of fee, including coordinators involvement, employer if relevant to allows XXXX to review the loan while in possession of all required facts, or provide cure.

Seller Comment (2024-09-12): See attached. Transaction coordinator fee is not a lender fee and NOT considered a part of APR fee.

Reviewer Comment (2024-09-11): Finance Charge is calculated as $XXXX. Appears lender did not include the TC Fee Optional of $XXXX paid to Other in section H.  Unable to determine purpose of this fee and have included in finance charge calculations.  If lender feels this is not a finance charge, please provide a Lender Attestation stating the purposes/services of the fee for XXXX review for testing.

Seller Comment (2024-09-11): The Post CD dated XXXX reflects an amount financed of $XXXX7 - this was in the legal package originally submitted, Where are you getting the $XXXXfigure?
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109417		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.45 is less than Guideline PITIA months reserves of 6.00.	Lender Exception in file allowing reserves less than required 6 months.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	0X30X24 housing history	XXXX	Reviewer Comment (2024-09-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OR	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109417		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Exception request to allow less than 6 months required reserves and 1099 borroower who has been 1099/self-employed less than 1 year. Borrower has been with employer for over 2 years but was changed from W-2 to 1099 in XXXX 2024. WVOE, paystub and W-2's provided to document stable income.				Reviewer Comment (2024-09-04): Lender Exception with Compensating Factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	OR	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109417		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Exception request to allow less than 6 months required reserves and 1099 borroower who has been 1099/self-employed less than 1 year. Borrower has been with employer for over 2 years but was changed from W-2 to 1099 in XXXX. WVOE, paystub and W-2's provided to document stable income.				Reviewer Comment (2024-09-04): Lender Exception with Compensating Factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OR	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109417		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Exception request to allow less than 6 months required reserves and 1099 borroower who has been 1099/self-employed less than 1 year. Borrower has been with employer for over 2 years but was changed from W-2 to 1099 in XXXX. WVOE, paystub and W-2's provided to document stable income.				Reviewer Comment (2024-09-04): Lender Exception with Compensating Factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OR	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109286		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower's business account used for income has multiple overdrafts and negative balances reflecting in the past 12 months. Per borrower this was due to issue with the bookkeeper that has since been replaced.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	MO	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109286		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet the tradeline requirements - out of the 5 accounts active in the most recent 12 months, there is one auto account with 14 months history. Two authorized user accounts. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	MO	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109286		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower does not meet the tradeline requirements - out of the 5 accounts active in the most recent 12 months, there is one auto account with 14 months history. Two authorized user accounts. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	MO	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109246		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet minimum tradeline requirements 2 of the 3 tradelines must have been active in the last 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-06): Lender exception with compensating factors. Seller Comment (2024-09-03): What is required to clear?			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109246		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	Provide evidence the borrower received a copy of the XXXX report at least 3 days prior to closing or signed a 72 hour Waiver.				Reviewer Comment (2024-09-06): Lender acknowledged and elected to waive. Seller Comment (2024-09-03): Please waive to 2			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109246		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	Gift of equity requires 10% LTV reduction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-06): Lender exception with compensating factors.			XXXX	2		B		B		B		B		B	XXXX	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109246		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Gift of equity requires 10% LTV reduction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-06): Lender exception with compensating factors.			XXXX	2		B		B		B		B		B	XXXX	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109246		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower does not meet tradeline requirements as 2 of the 3 tradelines must have been active in the last 12 months and gift of equity requires 10% LTV reduction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-06): Lender exception with compensating factors.			XXXX	2		B		B		B		B		B	XXXX	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109397		XXXX	XXXX	XXXX	Credit	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Valuation Error: Appraiser did not complete analysis of the subject's prior sale and transfer history.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2024-09-23): Prior sale and transfer history provided initial 1004. Exception cleared Seller Comment (2024-09-21): (Rate Lock) Appraisal revision provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109478		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 89.82213% exceeds Guideline loan to value percentage of 80.00000%.	Max LTV for Borrower living rent free is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109478		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 89.82213% exceeds Guideline combined loan to value percentage of 80.00000%.	Max LTV for Borrower living rent free is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-09-09): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109480		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.74824% exceeds Guideline total debt ratio of 50.00000%.	Lender requested exception for non-occupying co-borrower, primary borrower DTI over 50% and for non-occupying co-borrowers whose DTI was over 43%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history Borrower has two other businesses not being used due to less than 12 months, similar line of work but new companies set up.	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109480		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	EV2 exception. Appraisal report date is the same day as the Note date. Appraisal not provided to borrower thre business days prior to consummation date.				Reviewer Comment (2024-09-24): Lender acknowledges and elected to waive. Seller Comment (2024-09-17): (Rate Lock) Lender accepts the EV2 and wishes to waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109480		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Twelve months Account Statements are missing for Businesses XXXX, LLC and FTF Education, LLC, and DTI exceeds maximum allowable by guidelines, resulting in a Loan Designation discrepancy.				Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	UT	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109480		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.74824% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds maximum allowable by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history Borrower has two other businesses not being used due to less than 12 months, similar line of work but new companies set up.	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors, system cleared.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109480		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-occupying co-borrower. LTV over 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history Borrower has two other businesses not being used due to less than 12 months, similar line of work but new companies set up.	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109480		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-occupying co-borroower: Primary borrower DTI over 60% (132.35% his debts and income only).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history Borrower has two other businesses not being used due to less than 12 months, similar line of work but new companies set up.	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109480		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-occupying co-boorrower: Overall DTI over 43% (55%).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history Borrower has two other businesses not being used due to less than 12 months, similar line of work but new companies set up.	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109480		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Overdrawn account 5 times over last 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history Borrower has two other businesses not being used due to less than 12 months, similar line of work but new companies set up.	XXXX	Reviewer Comment (2024-09-16): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109483		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has 4 overdrafts on his Business Account in the last 12 Months and the LTV is capped at 75% and subject loan LTV is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AL	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109483		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has 4 overdrafts on his Business Account in the last 12 Months and the DTI is >35% (guidelines require 35% DTI when multiple NSFs are present).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AL	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109483		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-18): Verbal Verification of Employment document received and associated. Exception Cleared. Seller Comment (2024-09-15): (Rate Lock) VOE provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	AL	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109483		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-18): Verbal Verification of Employment document received and associated. Exception Cleared. Seller Comment (2024-09-15): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AL	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109483		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-18): Verbal Verification of Employment document received and associated. Exception Cleared. Seller Comment (2024-09-15): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AL	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109483		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-18): Verbal Verification of Employment document received and associated. Exception Cleared. Seller Comment (2024-09-15): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AL	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109483		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2024-09-18): Verbal Verification of Employment document received and associated. Exception Cleared. Seller Comment (2024-09-15): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AL	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109460		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2024-09-13): E-sign Consent Agreement received & associated. Exception cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109460		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for reserve requirement. Borrower has multiple NSF's and 18 months reserves are required when multiple NSF's are present.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109460		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	No cure or valid changed circumstance provided for increase in discount points.				Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109460		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 12.84 is less than Guideline PITIA months reserves of 18.00.	Excessive NSF's require 18 months reserves and borrower has 12.84 months reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109460		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to insufficient assets to satisfy reserve requirement. Borrower has excessive NSF's which requires 18 months reserves.				Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	PA	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109460		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient assets to satisfy reserve requirement. Borrower has excessive NSF's which requires 18 months reserves.				Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109460		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Insufficient assets to satisfy reserve requirement. Borrower has excessive NSF's which requires 18 months reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109460		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Insufficient assets to satisfy reserve requirement. Borrower has excessive NSF's which requires 18 months reserves.				Reviewer Comment (2024-09-10): Lender Exception with Compensating Factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109229		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.	The Notice of Special Flood Hazard Disclosure within the loan file was neither signed nor dated.				Reviewer Comment (2024-09-23): Client elects to waive. Seller Comment (2024-09-17): Please waive lender accepts 2.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109229		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Loan Discount Points Fee Amount of $1XXXX was added on the Closing Disclosure issued on XXXX. The loan file does not contain evidence of a changed circumstance letter or a tolerance cure to the borrower.				Reviewer Comment (2024-09-18): XXXX received a valid COC. Seller Comment (2024-09-17): Please see the attached VCOC for the discount points.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109229		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The Tolerance Cure was reflected on the Closing Disclosure.				Reviewer Comment (2024-09-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-09-17): Cured at the closing	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109229		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	The Tolerance Cure was reflected on the Closing Disclosure, however it is insufficient to satisfy the entire cure required. Provide VCC or cure.				Reviewer Comment (2024-09-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-09-17): Cured at the closing.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109229		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The signed and dated initial 1003 is missing from the loan file.				Reviewer Comment (2024-09-18): Received initial 1003 signed and dated, Exception cleared. Seller Comment (2024-09-17): See attached	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109229		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-23): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109229		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-09-23): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109271		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-09-25): Lender acknowledged and elected to waive. Seller Comment (2024-09-22): (Rate Lock) Lender accepts the EV2 and wishes to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109269	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX 1084 or income worksheet	The P&L Statement is missing from the loan file and the UW income worksheet.	Reviewer Comment (2024-09-11): Worksheet not utilized at origination.

Reviewer Comment (2024-09-11): EXCEPTION HISTORY - Exception Explanation was updated on XXXX1XXXX PRIOR Exception Explanation: 1084 or income worksheet, P&L Statement

Reviewer Comment (2024-09-11): An income worksheet is missing. Exception remains.

Seller Comment (2024-09-11): (Rate Lock) Please be advised that this is a P&L deal and the income is listed on the 1008, We do not do P&L income worksheets.

Reviewer Comment (2024-09-11): P&L statement is provided and added in system however UW income worksheet still pending, Exception remains.

Seller Comment (2024-09-09): (Rate Lock) It is a P&L deal so the income is notated on the 1008
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109269		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The P&L Statement is missing from the loan file.				Reviewer Comment (2024-09-11): Received P&L statement, Exception cleared. Seller Comment (2024-09-10): (Rate Lock) Kindly find attached Seller Comment (2024-09-09): (Rate Lock) It is a P&L deal so the income is notated on the 1008	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109269		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title does not contain the coverage amount.				Reviewer Comment (2024-09-10): Title policy amount updated as per Supplemental Report. Exception cleared. Seller Comment (2024-09-09): (Rate Lock) The attached supplement was in the file and it is showing the loan amount.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109269		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The loan file is missing the approval to reflect what matrix was used for approval.				Reviewer Comment (2024-09-11): Received 1008 as approval, Exception cleared. Seller Comment (2024-09-09): (Rate Lock) Please see attached	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109490		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-06): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	NV	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109490		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Evidence final appraisal was provided to borrower is missing.				Reviewer Comment (2024-09-18): Lender acknowledged and elected to waive. Seller Comment (2024-09-10): (Rate Lock) Accept to proceed with the EV2 as is and waive.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NV	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109310		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		A verification of Self-Employment was not conducted within 10 business days from Note.				Reviewer Comment (2024-09-10): VVOE document received and associated. Exception Cleared. Seller Comment (2024-09-09): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MD	Investment	Purchase		C	B	C	A	A	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109310		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX SB270 Prepayment Penalty Test 2009 Investment Test	XXXX SB270: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepayment penalty will not exceed maximum permitted by applicable law.					Reviewer Comment (2024-09-20): Client elects to Waive Exception. Seller Comment (2024-09-12): (Rate Lock) Wish to proceed with waiving and accept the EV2 as is.			XXXX	2		B		B		B		B		B	XXXX	MD	Investment	Purchase		C	B	C	A	A	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109445		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		CD funds were used for asset utilization file but is not listed as eligible per guidelines.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-09-12): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	HI	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109297		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Guidelines require verification borrower is minimum 25% owner of business . Current ownership percentage in file is shown as 48% per Notice of Change of Official. More recent verification missing from loan file, Operating agreement, Articles of Incorporation, or equivalent stating ownership percentage required.				Reviewer Comment (2024-09-25): Business Entity listing states 100% owned, Exception cleared Seller Comment (2024-09-24): (Rate Lock) Proof 100% owned	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AK	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109297		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Guidelines require verification borrower is minimum 25% owner of business . Current ownership percentage in file is shown as 48% per Notice of Change of Official. More recent verification missing from loan file, Operating agreement, Articles of Incorporation, or equivalent stating ownership percentage required.				Reviewer Comment (2024-09-25): Business Entity listing states 100% owned, Exception cleared Seller Comment (2024-09-24): (Rate Lock) Proof 100% owned	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AK	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109479		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Lender exception approving 85% LTV for borrower living rent free when guidelines allow maximum of 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109479		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Lender exception approving 85% LTV for borrower living rent free when guidelines allow maximum of 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-12): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109272		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/11/2024)	No evidence in file of when the borrower received a copy of the appraisal.				Reviewer Comment (2024-09-25): Lender acknowledged and elected to waive. Seller Comment (2024-09-23): (Rate Lock) Lender accepts the EV2 as is and wishes to waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	LA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109230		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Right To Receive Copy Of Appraisal is not provided within 3 business days of application.				Reviewer Comment (2024-09-17): Client elected to waive. Seller Comment (2024-09-16): Seller requests buyer review: accept le vel 2 Reviewer Comment (2024-09-15): Disclosre summary provided but there is no appraisal delivery date on document. Seller Comment (2024-09-05): attached			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109230		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of XXXX used as disbursement date for compliance testing.	Final Closing Disclosure is missing in file.				Reviewer Comment (2024-09-15): HUD provided but loan terms on page 2 of final HUD provided is incomplete. Reviewer Comment (2024-09-15): Loan terms on page 2 of final HUD provided is incomplete. Seller Comment (2024-09-05): attached hud	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109230		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	Missing Closing Disclosure: No Document Used For Fee Testing	Missing Final Closing Disclosure. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	Final Closing Disclosure is missing in file.				Reviewer Comment (2024-09-15): HUD provided but loan terms on page 2 of final HUD provided is incomplete. Reviewer Comment (2024-09-15): Loan terms on page 2 of final HUD provided is incomplete. Seller Comment (2024-09-05): attached	XXXX			1	D	A	D	A	D	A	D	A	D	A	XXXX	NY	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109230		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file does not contain Loan Estimates or Closing Disclosures.				Reviewer Comment (2024-09-20): Settlement statement provided. Seller Comment (2024-09-19): attached Reviewer Comment (2024-09-18): Exception Remain - Loan Term Section on page-2 of provided HUD-1 is still missing which is incomplete. Seller Comment (2024-09-17): attached Reviewer Comment (2024-09-15): HUD provided but loan terms on page 2 of final HUD provided is incomplete. Seller Comment (2024-09-13): attached Reviewer Comment (2024-09-09): HUD document provided is not signed by the borrower exception remains. Seller Comment (2024-09-05): attached - hud	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109230		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of is greater than Guideline total cash-out of $XXXX	Missing Closing Disclosure				Reviewer Comment (2024-09-15): HUD provided but loan terms on page 2 of final HUD provided is incomplete. Seller Comment (2024-09-13): attached - borr brough funds Reviewer Comment (2024-09-09): HUD document provided is not signed by the borrower exception remains. Seller Comment (2024-09-05): Our guidelines allow for XXXX or 2% of loan amount. Pls clear	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109230		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	HUD provided but loan terms on page 2 of final HUD provided is incomplete.				Reviewer Comment (2024-09-19): Updated to EV2 informational Exception. Seller Comment (2024-09-16): attached	XXXX			1		A		A		A		A		A	XXXX	NY	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109230		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of XXXX used as disbursement date for compliance testing.					Reviewer Comment (2024-09-19): Client elects to waive. Seller Comment (2024-09-16): Seller requests buyer review: allowable to reflect as a 2 accept as a 2			XXXX	2		B		B		B		B		B	XXXX	NY	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109230		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of is greater than Guideline total cash-out of XXXX.00.					Reviewer Comment (2024-09-20): HUD captured and loan is rate and term and cash out not require . Exception cleared Seller Comment (2024-09-16): attached	XXXX			1		A		A		A		A		A	XXXX	NY	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109230		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Non Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.	Updated to EV2 informational Exception.				Reviewer Comment (2024-09-20): Settlement provided. Seller Comment (2024-09-20): attached Seller Comment (2024-09-19): attached	XXXX			1		A		A		A		A		A	XXXX	NY	Investment	Refinance - Rate/Term		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109231		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	0% tolerance was exceeded by $XXXX due to Credit Report Fee. Specific credit of $XXXX has been provided as cure at closing.				Reviewer Comment (2024-09-16): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	NJ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109231		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		PTIN used on 12 months P&L. Tax preparer is only a seasonal tax preparer with the IRS. Guidelines require CPA, EA or CTEC.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline requirements by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109231		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Tradeline requirement not met. Guidelines require 3 tradelines reporting for 12 months with 2 of the 3 active within the last 12 months. Borrower has only one tradeline active within 24 months and has 5 other tradelines reporting 12+ months but not active within 24 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline requirements by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109231		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Tradeline requirement not met. Guidelines require 3 tradelines reporting for 12 months with 2 of the 3 active within the last 12 months. Borrower has only one tradeline active within 24 months and has 5 other tradelines reporting 12+ months but not active within 24 months. PTIN used on 12 months P&L. Tax preparer is only a seasonal tax preparer with the IRS. Guidelines require CPA, EA or CTEC.				Reviewer Comment (2024-09-18): Lender exception with compensating factors, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	NJ	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109231		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Tradeline requirement not met. Guidelines require 3 tradelines reporting for 12 months with 2 of the 3 active within the last 12 months. Borrower has only one tradeline active within 24 months and has 5 other tradelines reporting 12+ months but not active within 24 months. PTIN used on 12 months P&L. Tax preparer is only a seasonal tax preparer with the IRS. Guidelines require CPA, EA or CTEC.				Reviewer Comment (2024-09-18): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109231		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Tradeline requirement not met. Guidelines require 3 tradelines reporting for 12 months with 2 of the 3 active within the last 12 months. Borrower has only one tradeline active within 24 months and has 5 other tradelines reporting 12+ months but not active within 24 months. PTIN used on 12 months P&L. Tax preparer is only a seasonal tax preparer with the IRS. Guidelines require CPA, EA or CTEC.				Reviewer Comment (2024-09-18): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109231		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:XXXX/XXXX)	Appraisal dated 07.02.2024 was not delivered to the Borrower 3 business days prior to closing.				Reviewer Comment (2024-09-23): Lender accepts EV2. Seller Comment (2024-09-19): Please waive and clear. Lender accepts the EV 2.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109298		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Account Statements - Business	The loan file is missing the XXXX business bank statement for XXXX Group.				Reviewer Comment (2024-09-25): Exception cleared - 05.2024 business Bank statement received in file. Seller Comment (2024-09-25): (Rate Lock) Doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109298		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		The loan file is missing the XXXX business bank statement for RBO Realty Group.				Reviewer Comment (2024-09-25): Exception cleared -XXXXbusiness Bank statement received in file. Seller Comment (2024-09-25): (Rate Lock) Doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109236		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Right to receive a copy appraisal disclosure within 3 business days from application date is missing.				Reviewer Comment (2024-09-20): Document provided. Seller Comment (2024-09-19): see attached disclosure and delivery	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109236		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	LTV of 80% is greater than the guideline limit of 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been with same employer for 5+ years. FICO exceeds guidelines by at least 40 points. Borrower owns primary residence for 32 years.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109236		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	LTV of 80% is greater than the guideline limit of 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been with same employer for 5+ years. FICO exceeds guidelines by at least 40 points. Borrower owns primary residence for 32 years.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109263		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the Appraisal at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-09-18): Documents received, system cleared.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109263		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The FACTA disclosure within the loan filed is dated at closing and not three days within the application date.				Reviewer Comment (2024-09-18): Documents received, system cleared.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109261		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Missing evidence the borrower received a copy of the appraisal 3 days prior to closing.				Reviewer Comment (2024-09-18): Delivery provided.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109299		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approved Exception for the ADU marked as not typical in market area with no comparable reflecting an ADU on the appraisal report.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 756 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109299		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Waive escrows	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 756 FICO 0X30X24 housing history	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109255		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence of appraisal receipt not provided.				Reviewer Comment (2024-09-20): Delivery provided.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109255		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan Underwriting and Transmittal Summary states "XXXX4 were used ; however, the most recent guidelines provided are dated XXXX				Reviewer Comment (2024-09-20): Guidelines provided. Reviewer Comment (2024-09-20): Pages uploaded were blank.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109256		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The loan file does not contain evidence the Borrower received the appraisal at least three days prior to closing.				Reviewer Comment (2024-09-23): Delivery provided. Seller Comment (2024-09-20): (Rate Lock) Appraisal was transferred to us from UWM, the document provided was for the disaster inspection report. Please see the attached file for proof of delivery doc from the previous lender. Reviewer Comment (2024-09-18): Appraisal not received at least 3 days prior to closing, unless XXXX is considered a business day for your organization. .	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	GA	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109239		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy did not mention any coverage amount.				Reviewer Comment (2024-09-18): Supplemental report provided Seller Comment (2024-09-11): Title supplement with correct title insurance coverage	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109239		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Right to Receive Copy of Appraisal Disclosure is missing.				Reviewer Comment (2024-09-18): Documents received, system cleared. Seller Comment (2024-09-11): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA - Right to Rec copy of the Appraisal. Providing copy of this disclosure sent to borrower and XXXX Disclosure Tracking Details report confirming this disclosure was emailed to borrower within 3 days of application. XXXX does not count XXXXs.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109239		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2024-09-18): Waived per client request. Seller Comment (2024-09-18): Elect to waive and accept EV2, close out Reviewer Comment (2024-09-18): EV2 informational exception which can be waived due to compliance/TRID review without using final LE/CD. Seller Comment (2024-09-11): Buyers Final Settlement Statement, stamped/signed			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109239		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	Unable to determine compliance with Right To Receive a Copy of Appraisal due to missing information	Form provided does not show provided date to borrower.				Reviewer Comment (2024-09-18): Documents received, system cleared. Seller Comment (2024-09-18): Appraisal delivery confirmation to borrower on XXXX.	XXXX			1		A		A		A		A		A	XXXX	CA	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109232	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Award Letter / Continuance Letter	No documentation in file for Other income listed on the 1003.	Reviewer Comment (2024-09-20): Client verified there is not "Other" income to apply to loan calculations. Doc 602.

Seller Comment (2024-09-19): The $XXXX in question was not used for qualification purposes. Providing attestation from XXXX underwriter to that fact. The initial 1003 did list a second job at $XXXX/month. This was removed from the final 1003, but our client, an XXXX must of missed this on their closing docs/final 1003. This $XXXX is irrelevant at a 9% DTI. Borrower makes $XXXX a month. Please clear or down grade to a 2 and I will accept as EV2.

Reviewer Comment (2024-09-19): The 1003 which was in most recent upload indicates that page 9 of 16, Section 1e. Income From Other Sources the borrower has "Income Source - use list above" income as "Other" for $XXXX/mo. Please provide correct 1003 with the income removed, or provide documentation to support income.   1008 reflects "Combined Other Income(all borrowers)" of $XXXX. Corrected 1008 required if there is no additional income other than Borrower 3 income of XXXX

Seller Comment (2024-09-13): This is a Bank Statement loan, no "other income" was used for income qualification. Providing underwriter's bank statement income calculation worksheet. There are no "other" jobs listed on final 1003's for either borrower. Providing final 1003's for both borrowers signed at closing.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109232	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	1003 reflects Other income and there is no documentation in the file to verify the income.	Reviewer Comment (2024-09-20): Client verified there is not "Other" income to apply to loan calculations. Doc 602.

Seller Comment (2024-09-19): The XXXX in question was not used for qualification purposes. Providing attestation from XXXX underwriter to that fact. The initial 1003 did list a second job at $XXXX/month. This was removed from the final 1003, but our client, an NDC must of missed this on their closing docs/final 1003. This $XXXX is irrelevant at a 9% DTI. Borrower makes $XXXX a month. Please clear or down grade to a 2 and I will accept as EV2.

Reviewer Comment (2024-09-19): The 1003 which was in most recent upload indicates that page 9 of 16, Section 1e. Income From Other Sources the borrower has "Income Source - use list above" income as "Other" for $XXXX5/mo. Please provide correct 1003 with the income removed, or provide documentation to support income.   1008 reflects "Combined Other Income(all borrowers)" of XXXX5. Corrected 1008 required if there is no additional income other than Borrower 3 income of $XXXX

Seller Comment (2024-09-13): This is a Bank Statement loan, no "other income" was used for income qualification. Providing underwriter's bank statement income calculation worksheet. There are no "other" jobs listed on final 1003's for either borrower. Providing final 1003's for both borrowers signed at closing.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109232	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to Other income on 1003 not verified.	Reviewer Comment (2024-09-20): Client verified there is not "Other" income to apply to loan calculations. Doc 602.

Seller Comment (2024-09-19): The XXXX in question was not used for qualification purposes. Providing attestation from XXXX underwriter to that fact. The initial 1003 did list a second job at $XXXX/month. This was removed from the final 1003, but our client, an NDC must of missed this on their closing docs/final 1003. This XXXX is irrelevant at a 9% DTI. Borrower makes $XXXX0 a month. Please clear or down grade to a 2 and I will accept as EV2.

Reviewer Comment (2024-09-19): The 1003 which was in most recent upload indicates that page 9 of 16, Section 1e. Income From Other Sources the borrower has "Income Source - use list above" income as "Other" for $XXXXo. Please provide correct 1003 with the income removed, or provide documentation to support income.   1008 reflects "Combined Other Income(all borrowers)" of $XXXX. Corrected 1008 required if there is no additional income other than Borrower 3 income of XXXX

Seller Comment (2024-09-13): This is a Bank Statement loan, no "other income" was used for income qualification. Providing underwriter's bank statement income calculation worksheet. There are no "other" jobs listed on final 1003's for either borrower. Providing final 1003's for both borrowers signed at closing.
																			XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	NY	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109232	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Other income listed on 1003 not verified.	Reviewer Comment (2024-09-20): Client verified there is not "Other" income to apply to loan calculations. Doc 602.

Seller Comment (2024-09-19): The XXXX in question was not used for qualification purposes. Providing attestation from XXXX underwriter to that fact. The initial 1003 did list a second job at $XXXX/month. This was removed from the final 1003, but our client, an NDC must of missed this on their closing docs/final 1003. This XXXX is irrelevant at a 9% DTI. Borrower makes XXXX a month. Please clear or down grade to a 2 and I will accept as EV2.

Reviewer Comment (2024-09-19): The 1003 which was in most recent upload indicates that page 9 of 16, Section 1e. Income From Other Sources the borrower has "Income Source - use list above" income as "Other" for XXXX/mo. Please provide correct 1003 with the income removed, or provide documentation to support income.   1008 reflects "Combined Other Income(all borrowers)" of XXXX. Corrected 1008 required if there is no additional income other than Borrower 3 income of $XXXX

Seller Comment (2024-09-13): This is a Bank Statement loan, no "other income" was used for income qualification. Providing underwriter's bank statement income calculation worksheet. There are no "other" jobs listed on final 1003's for either borrower. Providing final 1003's for both borrowers signed at closing.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109232	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Other income listed on 1003 not verified.	Reviewer Comment (2024-09-20): Client verified there is not "Other" income to apply to loan calculations. Doc 602.

Seller Comment (2024-09-19): The XXXX in question was not used for qualification purposes. Providing attestation from XXXX underwriter to that fact. The initial 1003 did list a second job at $XXXX/month. This was removed from the final 1003, but our client, an NDC must of missed this on their closing docs/final 1003. This XXXX is irrelevant at a 9% DTI. Borrower makes XXXX a month. Please clear or down grade to a 2 and I will accept as EV2.

Reviewer Comment (2024-09-19): The 1003 which was in most recent upload indicates that page 9 of 16, Section 1e. Income From Other Sources the borrower has "Income Source - use list above" income as "Other" for XXXX/mo. Please provide correct 1003 with the income removed, or provide documentation to support income.   1008 reflects "Combined Other Income(all borrowers)" of XXXX. Corrected 1008 required if there is no additional income other than Borrower 3 income of XXXX

Seller Comment (2024-09-13): This is a Bank Statement loan, no "other income" was used for income qualification. Providing underwriter's bank statement income calculation worksheet. There are no "other" jobs listed on final 1003's for either borrower. Providing final 1003's for both borrowers signed at closing.
																			XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109233		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Lenders initial 1003 not provided.				Reviewer Comment (2024-09-23): Lender accepts EV2. Seller Comment (2024-09-20): please close out as level 2. Accepting level 2 Reviewer Comment (2024-09-19): Document provided is not signed or dated by either the borrower or the LO. Please provide an initial signed and dated by at least one or the other. Disclosure Summary shows App date as XXXX and 1003 provided is XXXX. Initial required. Seller Comment (2024-09-13): see attached Initial 1003			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109233		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-16): XXXX received valid COC dated XXXX. Seller Comment (2024-09-13): See attached VCOC	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109233		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Insufficient or no cure was provided to the borrower for all tolerance violations. Provide VCC with reason and fees affected, or cure to the borrower with LOE and PC CD.				Reviewer Comment (2024-09-16): Sufficient cure provided at closing. Seller Comment (2024-09-13): Cured at closing	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109233		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Business funds are being used to qualify. The CPA letter does not indicate whether or not use of business funds will harm the financial strength of the business.				Reviewer Comment (2024-09-19): CPA letter provided. Seller Comment (2024-09-13): Please see attached. This letter is very comprehensive and while it does not verbatim state "use of business funds will harm the financial strength of the business" it implies the same. Please clear this exception	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109233		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Business funds are being used to qualify. The CPA letter does not indicate whether or not use of business funds will harm the financial strength of the business.				Reviewer Comment (2024-09-19): CPA letter provided. Seller Comment (2024-09-13): See trailing docs - Please see attached. This letter is very comprehensive and while it does not verbatim state "use of business funds will harm the financial strength of the business" it implies the same. Please clear this exception	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109233		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Business funds are being used to qualify. The CPA letter does not indicate whether or not use of business funds will harm the financial strength of the business.				Reviewer Comment (2024-09-19): CPA letter provided. Seller Comment (2024-09-13): Please see attached. This letter is very comprehensive and while it does not verbatim state "use of business funds will harm the financial strength of the business" it implies the same. Please clear this exception	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109233		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to the CPA letter does not indicate whether or not use of business funds will harm the financial strength of the business and business funds are being used to qualify.				Reviewer Comment (2024-09-19): CPA letter provided. System Cleared. Seller Comment (2024-09-13): Please see attached. This letter is very comprehensive and while it does not verbatim state "use of business funds will harm the financial strength of the business" it implies the same. Please clear this exception	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109233		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Business funds are being used to qualify. The CPA letter does not indicate whether or not use of business funds will harm the financial strength of the business.				Reviewer Comment (2024-09-19): CPA letter provided. Cleared. System cleared. Seller Comment (2024-09-13): Please see attached. This letter is very comprehensive and while it does not verbatim state "use of business funds will harm the financial strength of the business" it implies the same. Please clear this exception	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109233		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Business funds are being used to qualify. The CPA letter does not indicate whether or not use of business funds will harm the financial strength of the business.				Reviewer Comment (2024-09-19): CPA letter provided. System Cleared. Seller Comment (2024-09-13): Please see attached. This letter is very comprehensive and while it does not verbatim state "use of business funds will harm the financial strength of the business" it implies the same. Please clear this exception	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109233		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Sufficient cure provided at closing.				Reviewer Comment (2024-09-16): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109234		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No evidence in file that the borrower was provided with a copy of the appraisal.				Reviewer Comment (2024-09-23): Lender accepts EV2. Seller Comment (2024-09-17): Elect to Waive / Accept grade 2 and close out.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	IL	Second Home	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109234		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	IL	Second Home	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350109234		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX. XXXX, Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-09-23): Received. Seller Comment (2024-09-17): Final Fraud report no alerts	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Second Home	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109304		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Lender Approved an exception for borrower is unable to document housing history - borrower rents.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109304		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved an exception to not require large deposit documentation for both income and asset purposes as funds are being transferred in from an attorney IOLTA account and not sourcable due to attorney/client privilege.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-09-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350109235		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Escrow question on page 3 of the final HUD was not provided.		Final HUD is missing from file.				Reviewer Comment (2024-09-20): Entered as Per XXXX per CHD. Seller Comment (2024-09-19): See trailing docs. This is a commercial loan only a 2-page HUD 1.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	WA	Investment	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109235		XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003						Reviewer Comment (2024-09-23): Client elected to Waive. Seller Comment (2024-09-19): Please waive lender excepts the EV 2			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	WA	Investment	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109235		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Right to Receive a Copy of Appraisal Disclosure is missing from file.				Reviewer Comment (2024-09-23): Provided. Seller Comment (2024-09-20): attached Reviewer Comment (2024-09-20): Loan file missing evidence of when disclosure was emailed or sent to the borrower.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	WA	Investment	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109235		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	Final HUD is missing from file.				Reviewer Comment (2024-09-20): Closing Statement provided. Seller Comment (2024-09-19): See attached	XXXX			1	D	A	D	A	D	A	D	A	D	A	XXXX	WA	Investment	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109235		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2024-09-23): Client has elected to Waive. Seller Comment (2024-09-23): Please waive EV 2			XXXX	2		B		B		B		B		B	XXXX	WA	Investment	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350109240	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The subject loan is a non warrantable condo and the HOA has no reserve allocation for XXXX.	Borrower has verified disposable income of at least XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-09-18): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NY	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No